UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 454-3965

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consulting Group
Capital Markets Funds
Semi-Annual Report
» February 28, 2013
•	Large Capitalization Growth Investments
•	Large Capitalization Value Equity Investments
•	Small Capitalization Growth Investments
•	Small Capitalization Value Equity Investments
•	International Equity Investments
•	Emerging Markets Equity Investments
•	Core Fixed Income Investments
•	High Yield Investments
•	International Fixed Income Investments
•	Municipal Bond Investments
•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Consulting Group
Capital Markets Funds

DEAR SHAREHOLDER,
All things considered, market participants who look back at the fiscal semi-annual reporting period ended February 28, 2013, may remember the timeframe, in its entirety, as favorable for investors in the equity markets. Despite a few setbacks along the way, global equity markets generally climbed to higher elevations and delivered noteworthy positive returns.
Including dividends on a reinvested basis, U.S. broad market indicators such as the S&P 500®Indexi rose +9.0%, while the Russell 3000®Indexiiclimbed +10.0%, in the six month fiscal period. Across the board, equities advanced as nine of ten domestic U.S. economic equity market sectors registered total return gains. A combination of cyclical (generally strong at the end of calendar year 2012) and defensive (among the leaders that typically were on top in the early part of calendar year 2013) economic segments, including companies in Consumer Discretionary, Financials, Health Care, and Industrials fared the best in the fiscal period with double-digit increases, i.e., reflecting increases in value by at least +10%. A weak spot, however, was the Information Technology sector, which lagged and generated a negative return over the six month period, weighed down by the sharp retreat of Apple Inc., a predominant bellwether computers and peripherals industry component stock.
Riskier mid- and small-cap domestic equity asset classes generally outpaced the overall U.S. equity markets and were the capitalization spectrum return leaders in the semi-annual period. At the same time, value-oriented equities, benefiting from solid advances in the performance of financials stocks, typically outperformed those with a growth orientation.
The widespread surge in equities was additionally evident in foreign stock markets. Major international developed equity markets, as represented by the MSCI EAFE®Index (Net)iii, jumped +14.4% in the fiscal reporting period ended February 28, 2013. On a regional basis, Pacific ex-Japan (+18.5%), Japanese (+15.2%), and European (+13.4%) equities each ended higher over the semi-annual period in U.S. dollar terms. Outside of developed overseas markets, and despite a few individual country constituent exceptions in Europe (Czech Republic) and the Middle East (Egypt, Morocco), results in emerging markets typically exhibited solid positive performance as well, as the MSCI Emerging Markets Index (Net)ivadvanced +12.1% in U.S. dollar terms over the six month period.
Fixed income bond market returns were relatively modest in comparison to equities. A broadly observed domestic fixed income barometer, the Barclays Capital U.S. Aggregate BondTMIndexv, managed a marginal gain of +0.2% in the six months ended February 28, 2013. During the fiscal reporting period, investor/trader preoccupations and subsequent reaction to dominant news headlines including the U.S. presidential election, the “fiscal cliff” debate, and developments related to the Eurozone, contributed to gyrations in the U.S. Treasury markets. The U.S. Treasury market for instance, using the 10-yr Treasury note as a proxy, sold off as yields moved from 1.65% at the beginning of the period to a high of 2.06% in early February 2013, before recovering to some extent and ending the month at 1.88%. Although perceived as “safe harbors,” U.S. Treasuries, for the most part, posted negative absolute returns (the performance decline experience in the fiscal period for investors in longer maturity securities was even more of a challenge), bond investors who embraced riskier fixed income asset investment offerings, including high yield and emerging markets, were typically rewarded as these “spread sectors” (commonly used industry parlance which refers to a non-Treasury bond sector that may offer further compensation in the form of a higher yield for additional risk) generated the strongest returns from an excess performance over U.S. Treasuries perspective. Additionally, activity in the foreign exchange currency markets also played a key influential role in affecting fixed income (and equity) security returns that U.S. based investors received abroad. The Citigroup Non-USD World Government Bond Index (“WGB”) (USD) Hedgedvigenerated a return of +2.1% while the unhedged version of this fixed income index, which reflects the impact of a changing value of the U.S. dollar, declined -3.9%.
I

Meanwhile, even in a difficult December 2012, as municipal debt posted losses as measured by the -1.2% monthly decline in the performance of the Barclays Capital U.S. Municipal Bond Indexvii(investor speculation related to possible changes in the municipal tax exemption may have played a role), short, intermediate, and long-maturity municipals generated respectable positive returns over the six month period and outperformed comparable U.S. Treasuries.
As we have mentioned in recent shareholder letters, yields on money market investments (and, for that matter, savings accounts) remain extremely low, consistent with the Federal Reserve Board’s 0% to 0.25% target range for short-term interest rates.
By and large and across nearly all asset classes, the equity and fixed income Consulting Group Capital Markets (“CGCM”) Funds participated in the market advances and delivered positive absolute results in the six months semi-annual reporting period ended February 28, 2013.
CONSULTING GROUP CAPITAL MARKETS FUNDS
Large Capitalization Growth Investments moved +8.2% higher in the fiscal period, exceeding both the +6.5% total return of the average mutual fund included in Lipper’s Large-Cap Growth investment category and the +6.2% performance gain in the Russell 1000®Growth Indexviii, the Fund’s benchmark. Favorable contributions from an overweight exposure to the Energy sector combined with successful stock picks in the Information Technology (software), Financials (diversified financial services), Materials (chemicals), and Health Care (biotechnology) sectors benefited relative performance over the six month period.
Large Capitalization Value Equity rose +10.8% over the semi-annual performance period, as compared to the +11.3% total return of the average mutual fund included in Lipper’s Large-Cap Value investment category and the +13.2% increase of its benchmark, the Russell 1000®Value Indexix. Contributions from security selections in the Energy (oil gas and consumable fuels) sector enhanced returns in the six month period. At the same time however, a combination of detracting contributions from sector exposures (underweight Financials) and stock picks in the Information Technology (software, IT services), Telecommunication Services (wireless telecommunication services), and Consumer Discretionary (specialty retail) sectors dampened relative performance.
Small Capitalization Growth Investments generated a total return of +10.1% in the six month reporting period, ahead of the +9.5% gain of the average mutual fund included in Lipper’s Small-Cap Growth investment categoryx, but below the +11.4% advance of its benchmark, the Russell 2000®Growth Indexxi. Despite benefiting from individual road and rail stock selections and an overweight position in the Industrials sector, security picks in the Information Technology (software, semiconductors and semiconductor equipment) and Consumer Discretionary (hotels restaurants and leisure) sectors had an adverse impact on relative performance over the six month period.
Small Capitalization Value Equity Investments advanced on an absolute basis in the most recent fiscal period, generating a +15.9% total return. The gain outpaced both the +15.1% rise of the average mutual fund included in Lipper’s Small-Cap Value investment categoryxiiand the +14.6% increase of its benchmark, the Russell 2000®Value Indexxiii. In the semi-annual period, sector allocations, including an overweight exposure to the Industrials sector, in addition to, successful stock selections in the Health Care (health care equipment and supplies), Financials (insurance and real estate investment trusts), Energy (oil gas and consumable fuels), and Industrials (machinery) sectors, enhanced relative returns.
International Equity Investments posted six month performance of +12.6%, marginally trailing the +12.7% return of the average mutual fund included in Lipper’s International Large-Cap Core investment categoryxivand below the +14.4% increase of the MSCI EAFE®Index (Net). Respective underweight exposures to Japan and the Utilities sector, combined with an overweight position to the Consumer Discretionary sector, benefited relative performance in the semi-annual period. At the same time, however, stock picks in the Consumer Discretionary (automobiles) and Financials (capital markets) sectors, as well as in Japan, hindered returns over the six month period.
Emerging Markets Equity Investments climbed +12.3% in the fiscal period, surpassing the +12.1% rise of the MSCI Emerging Markets Index (Net) and the +12.2% increase of the average mutual fund included in Lipper’s Emerging Markets investment categoryxv. An underweight allocation to Malaysia and an overweight exposure to Turkey, in addition
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to positive security selections in the Materials (metals and mining), Telecommunication Services (wireless telecommunication services), and Financials (commercial banks) sectors boosted relative returns in the six month period ended February 28, 2013. Selective sector allocations, including an underweight exposure to the Utilities and Energy sectors, combined with individual holdings in Brazil, also favorably affected relative performance in the fiscal reporting period.
Core Fixed Income Investments’ six month return of +1.8% exceeded both the +1.3% gain of the average mutual fund included in Lipper’s Intermediate Investment Grade Debt Funds investment categoryxviand the +0.2% increase of its benchmark, the Barclays Capital U.S. Aggregate BondTM Index. Although interest rate management decisions and individual bond picks generally detracted from relative performance, positive contributions from investment grade and high yield sector selections enhanced returns in the semi-annual fiscal period.
High Yield Investments advanced +6.9% in the fiscal period, ahead of the +6.4% increase for the average mutual fund included in Lipper’s High Current Yield Funds investment categoryxviiand the +6.7% return of its benchmark, the Barclays Capital U.S. High Yield Indexxviii. Contributions from individual bond selections had a positive impact on relative performance.
International Fixed Income Investments climbed +2.7% over the six month fiscal period, above the +2.1% rise of its benchmark the Citigroup Non-USD World Government Bond Index (USD) Hedged, and the +0.7% return for the average mutual fund included in Lipper’s International Income investment categoryxix. Contributions from country exposures, sector (investment grade, mortgage backed securities), and individual bond selections favorably affected relative returns in the semi-annual period. In addition, relative performance was also impacted by the fluctuating performance of the U.S. dollar (typically weak in the last four months of calendar year 2012 and generally strong in the first two months of calendar year 2013), as well as the portfolio’s mandate to hedge a majority of its foreign currency exposure. Notably, the mutual funds included in Lipper’s investment category may or may not hedge their foreign currency exposure.
Municipal Bond Investments generated a return of +1.7% in the fiscal period, lower than the +2.0% performance of its benchmark, the Barclays Capital U.S. Municipal Bond Index, and also behind the +2.5% rise of the average mutual fund included in Lipper’s General and Insured Municipal Debt investment categoryxx. Over the semi-annual reporting period, yield curve positioning and an emphasis on higher quality issues unfavorably impacted relative returns. Over the period, investors who moved to lower credit quality and to longer maturities in a search for yield typically benefited as lower-quality municipal assets generally outperformed higher quality issues and the returns of municipal bonds with longer maturities exceeded those with short and intermediate maturities.
As investors contemplate about what may lie ahead, global financial markets are likely to be impacted by a number of considerations that continue to resurface, both domestically and internationally, including and obviously not limited to, the U.S. debt ceiling, the pace of growth and economic recovery in the U.S. and other prominent world economies, government and central bank policies and actions, and the sovereign debt crisis in Europe.
We think it is important that market participants have a long-term investment perspective and maintain a balanced, diversified portfolio, consistent with individual goals, time horizons, and risk tolerances. Investors who need personal help should seek direction from their Financial Advisor.
We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the CGCM Funds.
Sincerely,
James J. Tracy
Chief Executive Officer
April 16, 2013
III

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.
Shares of the Funds are available to participants in certain investment advisory programs sponsored by Morgan Stanley, including TRAK®CGCM, Select UMA, Consulting Group Advisor and Portfolio Management. The services offered through these programs may provide investors with asset allocation recommendations, which are implemented through the Funds. Under an investment advisory program, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the TRAK®CGCM or Consulting Group Advisor investment advisory programs is 2.00% of average quarter-end net assets. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the Portfolio Management or Select UMA investment advisory programs is 2.50% of average quarter-end net assets. The maximum shareholder fees vary between the investment advisory programs because of differences in the services provided through the programs and other factors. Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK®CGCM of 1.50% of average quarter-end net assets. These fees may be reduced in certain circumstances.
All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.
RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

i	The S&P 500®Index has been widely regarded as the best single gauge of the large cap U.S. equities market since the index was first published in 1957. The index has over US $4.83 trillion benchmarked, with index assets comprising approximately US $1.1 trillion of this total. The index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 is a trademark of The McGraw-Hill Companies, Inc.
ii	The Russell 3000®Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
iii	The MSCI EAFE®Index (Net) is a composite portfolio or equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® Index is a registered trademark of MSCI Inc. The index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
iv	The MSCI Emerging Markets Index(Net) is an index comprised of thirteen emerging markets open to direct foreign participation. The index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
v	The Barclays Capital U.S. Aggregate BondTMIndex is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, Corporate bond issues and mortgage-backed securities. Barclays Capital U.S. Aggregate Bond Index is a trademark of Barclays Capital.
vi	The Citigroup Non-USD WGBI (World Government Bond Index) (USD) Hedged and Unhedged are market capitalization weighted indexes that are designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
vii	The Barclays Capital U.S. Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.
viii	The Russell 1000®Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
ix	The Russell 1000®Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater than average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
x	The Lipper Small-Cap Growth Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xi	The Russell 2000®Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xii	The Lipper Small-Cap Value Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xiii	The Russell 2000®Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xiv	The Lipper International Large-Cap Core Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.
xv	The Lipper Emerging Markets Funds Average investment category — Funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “ emerging market” is defined by a country’s GNP per capita or other economic measures.
xvi	The Lipper Intermediate Investment Grade Debt Funds Average investment category – Funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.
IV

xvii	The Lipper High Current Yield Funds Average investment category – Funds that aim to provide a high level of current yield from fixed income securities, with a substantial portion in medium- or lower-grade debt issues. The funds may invest in high-yielding government bonds (typically, of developing markets or higher-yielding OECD countries), Corporate and municipal bonds, eurobonds, convertible bonds, and preferred shares.
xviii	The Barclays Capital U.S. High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
xix	The Lipper International Income Funds Average investment category – Funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.
xx	The Lipper General Municipal Debt Funds Average investment category – Funds that invest primarily in municipal debt issues in the top four credit ratings.
V

Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 28, 2013†* (unaudited)
Large Capitalization Growth Investments	8.20%
Russell 1000®Growth Index (1)	6.23
Large Capitalization Value Equity Investments	10.77
Russell 1000®Value Index (2)	13.15
Small Capitalization Growth Investments	10.10
Russell 2000®Growth Index (3)	11.44
Small Capitalization Value Equity Investments	15.93
Russell 2000®Value Index (4)	14.56
International Equity Investments	12.61
MSCI EAFE®Index (5)	14.41
Emerging Markets Equity Investments	12.33
MSCI Emerging Markets Index (6)	12.06
Core Fixed Income Investments	1.84
Barclays Capital U.S. Aggregate Bond™ Index (7)	0.15
High Yield Investments	6.85
Barclays Capital U.S. High Yield Index (8)	6.67
International Fixed Income Investments	2.69
Citigroup Non-USD WGB (USD) — Hedged (9)	2.06
Municipal Bond Investments	1.66
Barclays Capital U.S. Municipal Bond Index (10)	2.01
Money Market Investments**	0.00
90-day Treasury Bill Index	0.04

See pages VII through VIII for all footnotes.
VI

FOOTNOTES
†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.
*	The Funds are available only to investors participating in Morgan Stanley sponsored investment advisory programs. These programs charge an annual fee, which may be up to 2.50% depending on the particular program in which you invest.
**	Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.
1.	The Russell 1000®Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
2.	The Russell 1000®Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
3.	The Russell 2000®Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
4.	The Russell 2000®Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
5.	The MSCI EAFE®Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
6.	The MSCI Emerging Markets Index is an index comprised of twenty-one emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
7.	The Barclays Capital U.S. Aggregate BondTMIndex is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
8.	The Barclays Capital U.S. High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’ s performance. Please note that an investor cannot invest directly in an index.
VII

9.	The Citigroup Non-USD World Government Bond Index Hedged and Unhedged are each subsets of the Citigroup World Bond Index, which excludes Corporate bonds denominated in US dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
10.	The Barclays Capital U.S. Municipal Bond Index is a weighted composite that is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
VIII

Fund Expenses
(unaudited)
Example
As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested on September 1, 2012, and held for the six months ended February 28, 2013.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Large Capitalization Growth Investments	8.20%	$1,000.00	$1,082.00	0.68%	$3.51
Large Capitalization Value Equity Investments	10.77%	1,000.00	1,107.70	0.69%	3.61
Small Capitalization Growth Investments	10.10%	1,000.00	1,101.00	0.98%	5.11
Small Capitalization Value Investments	15.93%	1,000.00	1,159.30	0.99%	5.30
International Equity Investments	12.61%	1,000.00	1,126.10	0.82%	4.32
Emerging Markets Equity Investments	12.33%	1,000.00	1,123.30	0.95%	5.00
Core Fixed Income Investments	1.84%	1,000.00	1,018.40	0.55%	2.75
High Yield Investments	6.85%	1,000.00	1,068.50	0.70%	3.59
International Fixed Income Investments	2.69%	1,000.00	1,026.90	0.66%	3.32
Municipal Bond Investments	1.66%	1,000.00	1,016.60	0.62%	3.10
Money Market Investments	0.00% (5)	1,000.00	1,000.00	0.20%	0.99

(1)	For the six months ended February 28, 2013.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.50% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(5)	CGAS, a business of MSSBH, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses
(unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.
Based on Hypothetical Total Return(1)
Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Large Capitalization Growth Investments	5.00%	$1,000.00	$1,021.42	0.68%	$3.41
Large Capitalization Value Equity Investments	5.00%	1,000.00	$1,021.37	0.69%	3.46
Small Capitalization Growth Investments	5.00%	1,000.00	$1,019.93	0.98%	4.91
Small Capitalization Value Equity Investments	5.00%	1,000.00	$1,019.89	0.99%	4.96
International Equity Investments	5.00%	1,000.00	$1,020.73	0.82%	4.11
Emerging Markets Equity Investments	5.00%	1,000.00	$1,020.08	0.95%	4.76
Core Fixed Income Investments	5.00%	1,000.00	$1,022.07	0.55%	2.76
High Yield Investments	5.00%	1,000.00	$1,021.32	0.70%	3.51
International Fixed Income Investments	5.00%	1,000.00	$1,021.52	0.66%	3.31
Municipal Bond Investments	5.00%	1,000.00	$1,021.72	0.62%	3.11
Money Market Investments	5.00%	1,000.00	$1,023.80	0.20%	1.00

(1)	For the six months ended February 28, 2013.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments
February 28, 2013 (unaudited)
Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.2%
CONSUMER DISCRETIONARY — 16.1%
Auto Components — 0.1%
18,700	TRW Automotive Holdings Corp.*	$ 1,097,503
Automobiles — 0.2%
48,800	Harley-Davidson Inc.	2,568,344
Distributors — 0.1%
99,000	LKQ Corp.*	2,097,810
Diversified Consumer Services — 0.1%
41,200	H&R Block Inc.	1,024,232
Hotels, Restaurants & Leisure — 1.8%
28,300	Dunkin' Brands Group Inc.	1,051,345
106,210	Las Vegas Sands Corp.	5,468,753
347,151	Starbucks Corp.	19,030,818
34,300	Starwood Hotels & Resorts Worldwide Inc.	2,069,319
40,000	Wyndham Worldwide Corp.	2,409,600
	Total Hotels, Restaurants & Leisure	30,029,835
Internet & Catalog Retail — 4.4%
74,460	Amazon.com Inc.*	19,677,544
1,003,650	Liberty Interactive Corp., Class A Shares*	20,956,212
47,607	priceline.com Inc.*	32,733,621
	Total Internet & Catalog Retail	73,367,377
Media — 3.0%
196,600	CBS Corp., Class B Shares	8,530,474
280,390	Comcast Corp., Class A Shares	11,156,718
38,600	Discovery Communications Inc., Class A Shares*	2,830,538
72,400	Imax Corp.*(a)	1,860,680
376,000	Sirius XM Radio Inc.(a)	1,165,600
142,890	Viacom Inc., Class B Shares	8,353,349
258,130	Walt Disney Co. (The)	14,091,317
	Total Media	47,988,676
Multiline Retail — 0.5%
182,300	Dollar General Corp.*	8,447,782
Specialty Retail — 4.0%
17,900	Bed Bath & Beyond Inc.*	1,015,825
18,500	Cabela's Inc.*	935,915
32,000	CarMax Inc.*	1,229,120
21,600	Dick's Sporting Goods Inc.	1,080,000
313,320	Home Depot Inc. (The)	21,462,419
206,200	Limited Brands Inc.	9,386,224
196,350	Lowe's Cos., Inc.	7,490,753
21,100	O'Reilly Automotive Inc.*	2,146,714
283,475	Sally Beauty Holdings Inc.*	7,863,597
15,100	Tiffany & Co.	1,014,116
243,900	TJX Cos. Inc.	10,968,183
22,900	Urban Outfitters Inc.*	927,908
	Total Specialty Retail	65,520,774
Textiles, Apparel & Luxury Goods — 1.9%
86,563	Lululemon Athletica Inc.*(a)	5,804,049
349,197	NIKE Inc., Class B Shares	19,017,269
12,700	PVH Corp.	1,547,495
43,200	Steven Madden Ltd.*	1,904,688
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
CONSUMER DISCRETIONARY — 16.1%—(continued)
Textiles, Apparel & Luxury Goods — 1.9%—(continued)
11,520	V.F. Corp.	$ 1,857,715
	Total Textiles, Apparel & Luxury Goods	30,131,216
	TOTAL CONSUMER DISCRETIONARY	262,273,549
CONSUMER STAPLES — 5.2%
Beverages — 0.8%
104,800	Anheuser-Busch InBev NV, ADR	9,850,152
25,765	Brown-Forman Corp., Class B Shares	1,690,699
16,800	Monster Beverage Corp.*	847,224
	Total Beverages	12,388,075
Food & Staples Retailing — 2.4%
94,010	Costco Wholesale Corp.	9,522,273
445,300	Walgreen Co.	18,230,582
143,520	Whole Foods Market Inc.	12,288,182
	Total Food & Staples Retailing	40,041,037
Food Products — 2.0%
135,816	Hershey Co. (The)	11,318,905
168,851	Kraft Foods Group Inc.	8,184,208
457,965	Mondelez International Inc., Class A Shares	12,662,733
	Total Food Products	32,165,846
	TOTAL CONSUMER STAPLES	84,594,958
ENERGY — 8.2%
Energy Equipment & Services — 1.6%
23,400	Cameron International Corp.*	1,491,048
9,000	CARBO Ceramics Inc.	817,200
359,460	Halliburton Co.	14,921,185
110,340	National Oilwell Varco Inc.	7,517,464
19,700	Oceaneering International Inc.	1,252,723
	Total Energy Equipment & Services	25,999,620
Oil, Gas & Consumable Fuels — 6.6%
24,400	Cabot Oil & Gas Corp.	1,512,068
22,600	Concho Resources Inc.*	2,033,096
28,300	Continental Resources Inc.*	2,490,400
223,675	EOG Resources Inc.	28,118,184
30,200	InterOil Corp.*(a)	2,107,054
630,828	Kinder Morgan Inc.	23,384,794
181,500	Kodiak Oil & Gas Corp., Class ycuD Shares*	1,615,350
75,420	Occidental Petroleum Corp.	6,209,329
76,100	Pioneer Natural Resources Co.	9,574,141
232,860	Suncor Energy Inc.	7,044,015
333,000	Valero Energy Corp.	15,181,470
208,700	Williams Cos., Inc. (The)	7,243,977
	Total Oil, Gas & Consumable Fuels	106,513,878
	TOTAL ENERGY	132,513,498
FINANCIALS — 6.3%
Capital Markets — 1.4%
140,600	Ameriprise Financial Inc.	9,649,378
85,200	Raymond James Financial Inc.	3,738,576
124,920	State Street Corp.	7,069,223
38,000	T. Rowe Price Group Inc.	2,705,220
	Total Capital Markets	23,162,397
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
FINANCIALS — 6.3%—(continued)
Commercial Banks — 0.1%
12,400	Signature Bank*	$ 920,948
Diversified Financial Services — 2.7%
183,150	CME Group Inc., Class A Shares	10,956,033
162,700	IntercontinentalExchange Inc.*	25,189,214
175,720	JPMorgan Chase & Co.	8,596,222
	Total Diversified Financial Services	44,741,469
Insurance — 2.1%
26,600	Allied World Assurance Co. Holdings AG	2,335,746
216,710	American International Group Inc.*	8,237,147
51,300	Arthur J. Gallagher & Co.	1,974,024
105,200	Fidelity National Financial Inc., Class A Shares	2,623,688
754,300	Progressive Corp. (The)	18,374,748
	Total Insurance	33,545,353
	TOTAL FINANCIALS	102,370,167
HEALTH CARE — 14.4%
Biotechnology — 3.4%
395,247	Celgene Corp.*	40,781,586
279,900	Gilead Sciences Inc.*	11,954,529
28,000	Myriad Genetics Inc.*	711,760
10,300	Onyx Pharmaceuticals Inc.*	775,693
30,900	Seattle Genetics Inc.*(a)	869,526
	Total Biotechnology	55,093,094
Health Care Equipment & Supplies — 1.5%
126,690	Cooper Cos., Inc. (The)	13,436,741
8,500	Edwards Lifesciences Corp.*	730,405
12,100	Intuitive Surgical Inc.*	6,169,669
55,500	Sirona Dental Systems Inc.*	3,941,610
	Total Health Care Equipment & Supplies	24,278,425
Health Care Providers & Services — 2.0%
235,469	Cardinal Health Inc.	10,881,022
43,652	Catamaran Corp.*	2,344,549
26,000	Centene Corp.*	1,170,520
9,400	DaVita HealthCare Partners Inc.*	1,124,428
192,600	HCA Holdings Inc.	7,143,534
27,400	MEDNAX Inc.*	2,345,988
133,800	UnitedHealth Group Inc.	7,151,610
	Total Health Care Providers & Services	32,161,651
Health Care Technology — 0.1%
10,700	Cerner Corp.*	935,822
Life Sciences Tools & Services — 1.5%
177,100	Agilent Technologies Inc.	7,346,108
38,000	Covance Inc.*	2,530,420
192,520	Thermo Fisher Scientific Inc.	14,207,976
	Total Life Sciences Tools & Services	24,084,504
Pharmaceuticals — 5.9%
86,600	Actavis Inc.*	7,374,856
326,000	Allergan Inc.	35,344,921
281,340	Merck & Co., Inc.	12,021,658
98,850	Novo Nordisk AS, ADR	17,298,750
88,893	Perrigo Co.	10,060,021
200,501	Sanofi, ADR	9,465,652
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
HEALTH CARE — 14.4%—(continued)
Pharmaceuticals — 5.9%—(continued)
383,973	Warner Chilcott PLC, Class A Shares	$ 5,187,475
	Total Pharmaceuticals	96,753,333
	TOTAL HEALTH CARE	233,306,829
INDUSTRIALS — 9.2%
Aerospace & Defense — 2.2%
66,300	BE Aerospace Inc.*	3,488,043
106,613	Precision Castparts Corp.	19,892,920
147,900	United Technologies Corp.	13,392,345
	Total Aerospace & Defense	36,773,308
Airlines — 0.2%
26,600	Alaska Air Group Inc.*	1,371,230
91,800	United Continental Holdings Inc.*	2,451,978
	Total Airlines	3,823,208
Building Products — 0.1%
22,300	A.O. Smith Corp.	1,595,119
21,200	Owens Corning*	822,772
	Total Building Products	2,417,891
Commercial Services & Supplies — 0.1%
59,900	KAR Auction Services Inc.	1,271,078
Construction & Engineering — 0.2%
99,800	Quanta Services Inc.*	2,834,320
Electrical Equipment — 0.7%
53,275	AMETEK Inc.	2,228,493
144,900	Eaton Corp. PLC	8,979,453
	Total Electrical Equipment	11,207,946
Industrial Conglomerates — 1.4%
372,870	Danaher Corp.	22,968,792
Machinery — 2.2%
81,825	Caterpillar Inc.	7,558,175
75,075	Cummins Inc.	8,698,940
116,410	PACCAR Inc.	5,521,326
32,000	Pall Corp.	2,181,760
151,265	Stanley Black & Decker Inc.	11,904,556
	Total Machinery	35,864,757
Marine — 0.1%
11,700	Kirby Corp.*	888,966
Professional Services — 0.2%
11,700	IHS Inc., Class A Shares*	1,243,125
24,600	Verisk Analytics Inc., Class A Shares*	1,439,592
	Total Professional Services	2,682,717
Road & Rail — 1.5%
522,700	Hertz Global Holdings Inc.*	10,427,865
97,897	Union Pacific Corp.	13,422,658
	Total Road & Rail	23,850,523
Trading Companies & Distributors — 0.3%
71,300	MRC Global Inc.*	2,190,336
35,300	WESCO International Inc.*	2,608,670
	Total Trading Companies & Distributors	4,799,006
	TOTAL INDUSTRIALS	149,382,512
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 30.7%
Communications Equipment — 3.3%
327,240	Cisco Systems Inc.	$ 6,822,954
707,860	QUALCOMM Inc.	46,456,852
	Total Communications Equipment	53,279,806
Computers & Peripherals — 5.3%
174,490	Apple Inc.	77,019,886
376,990	EMC Corp.*	8,674,540
20,000	NetApp Inc.*	676,600
	Total Computers & Peripherals	86,371,026
Electronic Equipment, Instruments & Components — 0.2%
29,800	Amphenol Corp., Class A Shares	2,111,628
22,800	FEI Co.	1,444,152
	Total Electronic Equipment, Instruments & Components	3,555,780
Internet Software & Services — 5.9%
32,800	Akamai Technologies Inc.*	1,212,288
311,360	eBay Inc.*	17,025,165
71,838	Google Inc., Class A Shares*	57,556,605
50,600	LinkedIn Corp., Class A Shares*	8,509,908
259,050	VeriSign Inc.*	11,864,490
	Total Internet Software & Services	96,168,456
IT Services — 7.9%
137,900	Accenture PLC, Class A Shares	10,254,244
19,700	Alliance Data Systems Corp.*	3,126,193
70,605	Cognizant Technology Solutions Corp., Class A Shares*	5,420,346
25,400	Computer Sciences Corp.	1,219,962
44,800	Gartner Inc.*	2,229,248
50,100	Jack Henry & Associates Inc.	2,190,372
49,275	MasterCard Inc., Class A Shares	25,515,581
18,900	NeuStar Inc., Class A Shares*	828,765
275,250	Teradata Corp.*	15,981,015
201,000	VeriFone Systems Inc.*	3,812,970
347,090	Visa Inc., Class A Shares	55,062,357
25,900	WEX Inc.*	1,942,759
	Total IT Services	127,583,812
Semiconductors & Semiconductor Equipment — 0.7%
65,900	Altera Corp.	2,334,178
226,469	Broadcom Corp., Class A Shares	7,724,858
60,400	Maxim Integrated Products Inc.	1,883,272
	Total Semiconductors & Semiconductor Equipment	11,942,308
Software — 7.4%
539,950	Adobe Systems Inc.*	21,220,035
415,275	BMC Software Inc.*	16,640,069
157,900	Cadence Design Systems Inc.*	2,235,864
130,720	Check Point Software Technologies Ltd.*	6,864,107
136,290	Citrix Systems Inc.*	9,662,961
343,800	Intuit Inc.	22,168,224
34,700	MICROS Systems Inc.*	1,485,160
204,770	Microsoft Corp.	5,692,606
340,160	Oracle Corp.	11,653,882
93,890	Salesforce.com Inc.*	15,888,066
99,800	VMware Inc., Class A Shares*	7,168,634
	Total Software	120,679,608
	TOTAL INFORMATION TECHNOLOGY	499,580,796
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
MATERIALS — 4.3%
Chemicals — 3.8%
15,400	Albemarle Corp.	$ 1,002,232
32,400	Celanese Corp., Series A, Class A Shares	1,517,940
33,100	Cytec Industries Inc.	2,396,109
74,570	Ecolab Inc.	5,708,334
125,180	FMC Corp.	7,543,347
214,300	Monsanto Co.	21,650,729
38,490	PPG Industries Inc.	5,183,063
12,060	Sherwin-Williams Co. (The)	1,948,775
156,375	Syngenta AG, ADR	13,287,184
	Total Chemicals	60,237,713
Construction Materials — 0.1%
17,800	Eagle Materials Inc.	1,144,718
13,300	Martin Marietta Materials Inc.(a)	1,291,829
	Total Construction Materials	2,436,547
Metals & Mining — 0.0%
25,800	Allegheny Technologies Inc.	786,126
Paper & Forest Products — 0.4%
152,680	International Paper Co.	6,719,447
	TOTAL MATERIALS	70,179,833
TELECOMMUNICATION SERVICES — 2.8%
Diversified Telecommunication Services — 0.4%
122,880	Verizon Communications Inc.	5,717,606
Wireless Telecommunication Services — 2.4%
573,725	Crown Castle International Corp.*	40,046,005
	TOTAL TELECOMMUNICATION SERVICES	45,763,611
	TOTAL COMMON STOCKS (Cost — $1,103,250,195)	1,579,965,753
WARRANTS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
235,796	Kinder Morgan Inc.*	1,037,502
	TOTAL WARRANTS (Cost — $160,370)	1,037,502
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,103,410,565)	1,581,003,255
Face Amount
SHORT-TERM INVESTMENTS (b) — 3.5%
MONEY MARKET FUND — 0.7%
11,510,391	Invesco STIT — Government & Agency Portfolio(c) (Cost — $11,510,391)	11,510,391
TIME DEPOSITS — 2.6%
13,040,042	Bank of America — London, 0.030% due 3/1/13	13,040,042
15,476,451	JPMorgan Chase & Co. — London, 0.030% due 3/1/13	15,476,451
14,122,826	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	14,122,826
	TOTAL TIME DEPOSITS (Cost — $42,639,319)	42,639,319
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Face Amount	Security	Value
U.S. GOVERNMENT AGENCY — 0.2%
3,000,000	Federal National Mortgage Association (FNMA) Discount Notes, 0.050% due 3/1/13(d) (Cost — $2,999,996)	$ 2,999,996
	TOTAL SHORT-TERM INVESTMENTS (Cost — $57,149,706)	57,149,706
	TOTAL INVESTMENTS — 100.8% (Cost — $1,160,560,271#)	1,638,152,961
	Liabilities in Excess of Other Assets — (0.8)%	(13,269,613)
	TOTAL NET ASSETS — 100.0%	$ 1,624,883,348

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.8%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector*
Information Technology	30.5%
Consumer Discretionary	16.0
Health Care	14.2
Industrials	9.1
Energy	8.2
Financials	6.2
Consumer Staples	5.2
Materials	4.3
Telecommunication Services	2.8
Short-Term Investments	3.5
100.0%

*As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.0%
CONSUMER DISCRETIONARY — 6.8%
Automobiles — 0.7%
615,000	Ford Motor Co.	$ 7,755,150
Distributors — 0.4%
57,600	Genuine Parts Co.	4,091,328
Diversified Consumer Services — 0.2%
107,100	H&R Block Inc.	2,662,506
Hotels, Restaurants & Leisure — 1.4%
211,200	Carnival Corp.	7,554,624
166,000	Darden Restaurants Inc.	7,680,821
	Total Hotels, Restaurants & Leisure	15,235,445
Household Durables — 0.3%
33,200	Whirlpool Corp.	3,749,940
Internet & Catalog Retail — 0.1%
42,200	Liberty Interactive Corp., Class A Shares*	881,136
Leisure Equipment & Products — 0.5%
148,300	Mattel Inc.	6,043,225
Media — 0.2%
32,100	Omnicom Group Inc.	1,846,713
Multiline Retail — 1.1%
66,724	Kohl's Corp.	3,075,976
149,400	Target Corp.	9,406,224
	Total Multiline Retail	12,482,200
Specialty Retail — 1.3%
28,500	Bed Bath & Beyond Inc.*	1,617,375
209,361	Best Buy Co., Inc.	3,435,614
721,600	Staples Inc.	9,510,688
	Total Specialty Retail	14,563,677
Textiles, Apparel & Luxury Goods — 0.6%
37,200	Coach Inc.	1,797,876
32,405	V.F. Corp.	5,225,630
	Total Textiles, Apparel & Luxury Goods	7,023,506
	TOTAL CONSUMER DISCRETIONARY	76,334,826
CONSUMER STAPLES — 8.5%
Beverages — 0.6%
25,700	Diageo PLC, ADR	3,076,547
81,100	Molson Coors Brewing Co., Class B Shares	3,585,431
	Total Beverages	6,661,978
Food & Staples Retailing — 2.5%
287,277	CVS Caremark Corp.	14,685,600
92,000	Kroger Co. (The)	2,687,320
222,942	Sysco Corp.	7,169,815
51,500	Wal-Mart Stores Inc.	3,645,170
	Total Food & Staples Retailing	28,187,905
Food Products — 2.1%
263,849	Archer-Daniels-Midland Co.	8,406,229
76,300	HJ Heinz Co.	5,526,409
39,050	Kraft Foods Group Inc.	1,892,754
103,300	Mondelez International Inc., Class A Shares	2,856,245
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER STAPLES — 8.5%—(continued)
Food Products — 2.1%—(continued)
126,970	Unilever NV, NY Registered Shares	$ 4,941,672
	Total Food Products	23,623,309
Household Products — 2.2%
175,177	Kimberly-Clark Corp.	16,515,688
103,000	Procter & Gamble Co. (The)	7,846,540
	Total Household Products	24,362,228
Tobacco — 1.1%
138,000	Altria Group Inc.	4,629,900
48,900	Philip Morris International Inc.	4,486,575
83,800	Reynolds American Inc.	3,660,384
	Total Tobacco	12,776,859
	TOTAL CONSUMER STAPLES	95,612,279
ENERGY — 15.8%
Energy Equipment & Services — 3.6%
42,000	Diamond Offshore Drilling Inc.	2,926,560
94,920	Ensco PLC, Class A Shares	5,708,489
188,000	Halliburton Co.	7,803,880
122,300	McDermott International Inc.*	1,555,656
216,740	National Oilwell Varco Inc.	14,766,496
89,800	Patterson-UTI Energy Inc.	2,095,932
233,000	Superior Energy Services Inc.*	6,162,850
	Total Energy Equipment & Services	41,019,863
Oil, Gas & Consumable Fuels — 12.2%
168,928	Chevron Corp.	19,789,915
36,300	Cimarex Energy Co.	2,443,353
342,251	ConocoPhillips	19,833,446
160,100	Devon Energy Corp.	8,687,026
100,508	Exxon Mobil Corp.	9,000,491
29,800	Hess Corp.	1,981,700
382,456	Marathon Oil Corp.	12,812,276
106,663	Marathon Petroleum Corp.	8,840,229
143,130	Murphy Oil Corp.	8,713,754
101,700	Occidental Petroleum Corp.	8,372,961
102,700	Phillips 66	6,465,992
45,400	Royal Dutch Shell PLC, Class A Shares, ADR	2,980,510
173,180	Royal Dutch Shell PLC, Class B Shares, ADR	11,661,941
4,800	SM Energy Co.	277,824
51,000	Southwestern Energy Co.*	1,747,770
127,100	Total SA, ADR	6,357,542
169,000	Valero Energy Corp.	7,704,710
	Total Oil, Gas & Consumable Fuels	137,671,440
	TOTAL ENERGY	178,691,303
FINANCIALS — 19.0%
Capital Markets — 2.0%
56,200	Ameriprise Financial Inc.	3,857,006
51,702	Goldman Sachs Group Inc. (The)	7,742,892
22,700	Northern Trust Corp.	1,206,959
163,469	State Street Corp.	9,250,710
	Total Capital Markets	22,057,567
Commercial Banks — 2.9%
683,106	Fifth Third Bancorp	10,820,399
71,770	HSBC Holdings PLC, ADR	3,978,929
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 19.0%—(continued)
Commercial Banks — 2.9%—(continued)
53,700	PNC Financial Services Group Inc.	$ 3,350,343
886,000	Regions Financial Corp.	6,777,900
208,000	Wells Fargo & Co.	7,296,640
	Total Commercial Banks	32,224,211
Consumer Finance — 1.3%
286,900	Capital One Financial Corp.	14,640,507
Diversified Financial Services — 2.2%
468,010	JPMorgan Chase & Co.	22,895,049
64,800	NYSE Euronext	2,415,744
	Total Diversified Financial Services	25,310,793
Insurance — 9.3%
71,900	ACE Ltd.	6,139,541
7,167	Alleghany Corp.*	2,708,194
13,900	Allied World Assurance Co. Holdings AG	1,220,559
318,789	Allstate Corp. (The)	14,670,670
181,100	American International Group Inc.*	6,883,611
27,997	Aon PLC	1,710,337
43,600	Arch Capital Group Ltd.*	2,141,632
10,900	Fidelity National Financial Inc., Class A Shares	271,846
254,400	Hartford Financial Services Group Inc.	6,006,384
40,200	Loews Corp.	1,733,022
602,216	MetLife Inc.	21,342,534
67,500	PartnerRe Ltd.	6,023,700
110,000	Progressive Corp. (The)	2,679,600
138,000	Prudential Financial Inc.	7,668,660
26,600	Torchmark Corp.	1,494,654
209,900	Travelers Cos., Inc. (The)	16,880,158
159,800	Willis Group Holdings PLC	6,085,184
	Total Insurance	105,660,286
Real Estate Investment Trusts (REITs) — 1.3%
250,000	Annaly Capital Management Inc.	3,872,500
54,500	Hatteras Financial Corp.	1,454,605
92,600	HCP Inc.	4,526,288
73,800	Health Care REIT Inc.	4,733,532
	Total Real Estate Investment Trusts (REITs)	14,586,925
	TOTAL FINANCIALS	214,480,289
HEALTH CARE — 11.1%
Health Care Equipment & Supplies — 1.7%
79,100	Baxter International Inc.	5,347,160
15,800	Becton Dickinson and Co.	1,391,348
85,400	Medtronic Inc.	3,839,584
205,284	St. Jude Medical Inc.	8,416,644
	Total Health Care Equipment & Supplies	18,994,736
Health Care Providers & Services — 2.0%
131,500	Aetna Inc.	6,205,485
43,890	Cigna Corp.	2,565,809
51,750	McKesson Corp.	5,492,228
153,284	UnitedHealth Group Inc.	8,193,030
	Total Health Care Providers & Services	22,456,552
Life Sciences Tools & Services — 0.0%
6,600	Covance Inc.*	439,494
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
HEALTH CARE — 11.1%—(continued)
Pharmaceuticals — 7.4%
230,700	Abbott Laboratories	$ 7,795,353
237,850	AstraZeneca PLC, ADR(a)	10,807,904
264,650	Eli Lilly & Co.	14,465,769
218,665	Johnson & Johnson	16,642,593
407,240	Merck & Co. Inc.	17,401,365
611,775	Pfizer Inc.	16,744,282
	Total Pharmaceuticals	83,857,266
	TOTAL HEALTH CARE	125,748,048
INDUSTRIALS — 12.5%
Aerospace & Defense — 3.0%
52,200	Boeing Co. (The)	4,014,180
116,950	General Dynamics Corp.	7,949,091
110,000	Honeywell International Inc.	7,711,000
18,800	L-3 Communications Holdings Inc.	1,433,876
38,200	Lockheed Martin Corp.	3,361,600
53,800	Northrop Grumman Corp.	3,533,584
87,950	Raytheon Co.	4,799,432
26,000	Rockwell Collins Inc.	1,562,860
40,300	Spirit Aerosystems Holdings Inc., Class A Shares*	701,623
	Total Aerospace & Defense	35,067,246
Commercial Services & Supplies — 0.1%
37,600	Republic Services Inc., Class A Shares	1,182,144
Construction & Engineering — 0.9%
50,100	Jacobs Engineering Group Inc.*	2,446,884
245,200	KBR Inc.	7,451,628
	Total Construction & Engineering	9,898,512
Electrical Equipment — 1.6%
155,100	Eaton Corp. PLC	9,611,547
19,700	Hubbell Inc., Class B Shares	1,830,327
71,200	Rockwell Automation Inc.	6,432,208
	Total Electrical Equipment	17,874,082
Industrial Conglomerates — 2.7%
46,100	3M Co.	4,794,400
141,152	Danaher Corp.	8,694,963
718,461	General Electric Co.	16,682,665
	Total Industrial Conglomerates	30,172,028
Machinery — 2.2%
137,200	Dover Corp.	10,063,620
194,500	Stanley Black & Decker Inc.	15,307,150
	Total Machinery	25,370,770
Professional Services — 0.5%
22,900	Dun & Bradstreet Corp. (The)(a)	1,845,740
29,800	Manpower Inc.	1,627,080
30,800	Towers Watson & Co., Class A Shares	2,050,356
	Total Professional Services	5,523,176
Road & Rail — 1.5%
127,800	Norfolk Southern Corp.	9,335,790
19,500	Ryder System Inc.	1,095,900
44,800	Union Pacific Corp.	6,142,528
	Total Road & Rail	16,574,218
	TOTAL INDUSTRIALS	141,662,176
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 12.4%
Communications Equipment — 1.6%
682,581	Cisco Systems Inc.	$ 14,231,814
78,700	Harris Corp.	3,783,109
	Total Communications Equipment	18,014,923
Computers & Peripherals — 0.6%
239,600	EMC Corp.*	5,513,196
49,500	Lexmark International Inc., Class A Shares(a)	1,089,990
	Total Computers & Peripherals	6,603,186
Electronic Equipment, Instruments & Components — 1.6%
60,300	Arrow Electronics Inc.*	2,421,045
79,300	Avnet Inc.*	2,800,083
1,300,000	Flextronics International Ltd.*	8,645,000
90,500	FLIR Systems Inc.	2,383,770
116,900	Ingram Micro Inc., Class A Shares*	2,204,734
	Total Electronic Equipment, Instruments & Components	18,454,632
Internet Software & Services — 1.0%
12,300	Google Inc., Class A Shares*	9,854,760
23,500	Open Text Corp.*(a)	1,291,560
	Total Internet Software & Services	11,146,320
IT Services — 0.4%
60,700	Broadridge Financial Solutions Inc.	1,393,065
123,000	SAIC Inc.	1,453,860
136,200	Western Union Co. (The)	1,910,886
	Total IT Services	4,757,811
Office Electronics — 0.2%
338,500	Xerox Corp.	2,745,235
Semiconductors & Semiconductor Equipment — 2.6%
58,700	Analog Devices Inc.	2,654,414
150,000	Applied Materials Inc.	2,055,000
739,500	Intel Corp.	15,418,575
57,000	Lam Research Corp.*	2,411,100
853,000	ON Semiconductor Corp.*	6,824,000
	Total Semiconductors & Semiconductor Equipment	29,363,089
Software — 4.4%
26,800	Autodesk Inc.*	984,096
124,000	CA Inc.	3,036,760
935,942	Microsoft Corp.	26,019,188
177,889	Oracle Corp.	6,094,477
496,000	Symantec Corp.*	11,626,240
29,600	Synopsys Inc.*	1,036,888
	Total Software	48,797,649
	TOTAL INFORMATION TECHNOLOGY	139,882,845
MATERIALS — 4.5%
Chemicals — 2.2%
293,000	Dow Chemical Co. (The)	9,293,960
124,300	EI du Pont de Nemours & Co.	5,953,970
162,000	Mosaic Co. (The)	9,483,480
	Total Chemicals	24,731,410
Metals & Mining — 1.6%
70,400	Barrick Gold Corp.(a)	2,128,896
285,955	Freeport-McMoRan Copper & Gold Inc.	9,127,684
79,700	Kinross Gold Corp.	607,314
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
MATERIALS — 4.5%—(continued)
Metals & Mining — 1.6%—(continued)
138,500	Nucor Corp.	$ 6,239,425
	Total Metals & Mining	18,103,319
Paper & Forest Products — 0.7%
184,600	International Paper Co.	8,124,246
	TOTAL MATERIALS	50,958,975
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.1%
238,300	AT&T Inc.	8,557,353
104,600	BCE Inc.	4,714,322
292,800	CenturyLink Inc.	10,151,376
	Total Diversified Telecommunication Services	23,423,051
Wireless Telecommunication Services — 1.1%
516,800	Vodafone Group PLC, ADR	12,992,352
	TOTAL TELECOMMUNICATION SERVICES	36,415,403
UTILITIES — 3.2%
Electric Utilities — 2.2%
277,850	American Electric Power Co., Inc.	13,000,601
119,395	Entergy Corp.	7,433,533
63,200	NextEra Energy Inc.	4,542,184
9,500	OGE Energy Corp.	550,145
	Total Electric Utilities	25,526,463
Multi-Utilities — 1.0%
77,800	Dominion Resources Inc.	4,356,800
185,500	Public Service Enterprise Group Inc.	6,045,445
6,800	SCANA Corp.	332,112
	Total Multi-Utilities	10,734,357
Water Utilities — 0.0%
6,300	American Water Works Co., Inc.	248,535
	TOTAL UTILITIES	36,509,355
	TOTAL COMMON STOCKS (Cost — $867,314,145)	1,096,295,499
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $867,314,145)	1,096,295,499
Face Amount

SHORT-TERM INVESTMENTS (b) — 3.9%
MONEY MARKET FUND — 1.2%
13,229,056	Invesco STIT — Government & Agency Portfolio(c) (Cost — $13,229,056)	13,229,056

TIME DEPOSITS — 2.7%
5,167,310	Bank of America — London, 0.030% due 3/1/13	5,167,310
2,427,969	Citibank — London, 0.030% due 3/1/13	2,427,969
22,922,394	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	22,922,394
	TOTAL TIME DEPOSITS (Cost — $30,517,673)	30,517,673
	TOTAL SHORT-TERM INVESTMENTS (Cost — $43,746,729)	43,746,729
	TOTAL INVESTMENTS — 100.9% (Cost — $911,060,874#)	1,140,042,228
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Face Amount	Security	Value

	Liabilities in Excess of Other Assets — (0.9)%	$ (10,238,903)
	TOTAL NET ASSETS — 100.0%	$ 1,129,803,325

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.7%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector*
Financials	18.8%
Energy	15.7
Industrials	12.4
Information Technology	12.3
Health Care	11.0
Consumer Staples	8.4
Consumer Discretionary	6.7
Materials	4.5
Utilities	3.2
Telecommunication Services	3.2
Short-Term Investments	3.8
100.0%

*As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 12.2%
Automobiles — 0.4%
54,700	Winnebago Industries Inc.*	$ 1,060,086
Diversified Consumer Services — 1.9%
42,420	Bright Horizons Family Solutions Inc.*	1,186,063
404,170	Stewart Enterprises Inc., Class A Shares	3,423,320
	Total Diversified Consumer Services	4,609,383
Hotels, Restaurants & Leisure — 3.1%
47,100	AFC Enterprises Inc.*	1,413,000
46,280	Cheesecake Factory Inc. (The)	1,603,139
38,050	Life Time Fitness Inc.*(a)	1,603,427
31,700	Marriott Vacations Worldwide Corp.*	1,307,942
33,100	Red Robin Gourmet Burgers Inc.*	1,419,328
	Total Hotels, Restaurants & Leisure	7,346,836
Household Durables — 1.1%
33,700	Meritage Homes Corp.*	1,364,513
38,000	Ryland Group Inc. (The)	1,357,360
	Total Household Durables	2,721,873
Internet & Catalog Retail — 0.8%
66,960	HomeAway Inc.*(a)	1,975,320
Leisure Equipment & Products — 0.7%
43,100	Arctic Cat Inc.*	1,565,823
Media — 0.7%
77,228	Rentrak Corp.*	1,614,065
Specialty Retail — 3.5%
36,800	Asbury Automotive Group Inc.*	1,242,368
82,900	Conn's Inc.*	2,656,116
9,200	Five Below Inc.*(a)	366,160
24,360	Lithia Motors Inc., Class A Shares	1,001,196
35,700	Penske Automotive Group Inc.	1,062,432
51,570	Rent-A-Center Inc.	1,870,960
	Total Specialty Retail	8,199,232
	TOTAL CONSUMER DISCRETIONARY	29,092,618
CONSUMER STAPLES — 2.9%
Food & Staples Retailing — 1.5%
81,110	Natural Grocers by Vitamin Cottage Inc.*(a)	1,678,977
41,200	Susser Holdings Corp.*	1,824,336
	Total Food & Staples Retailing	3,503,313
Food Products — 1.4%
24,000	Annie's Inc.*(a)	1,007,040
77,800	B&G Foods Inc., Class A Shares	2,287,320
	Total Food Products	3,294,360
	TOTAL CONSUMER STAPLES	6,797,673
ENERGY — 7.3%
Energy Equipment & Services — 4.1%
48,100	Basic Energy Services Inc.*(a)	703,703
14,200	Dril-Quip Inc.*	1,167,666
54,000	Helix Energy Solutions Group Inc.*	1,264,140
24,600	Hornbeck Offshore Services Inc.*	1,045,500
28,520	Oil States International Inc.*	2,171,798
131,000	Pioneer Energy Services Corp.*	1,143,630
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value
ENERGY — 7.3%—(continued)
Energy Equipment & Services — 4.1%—(continued)
92,820	Superior Energy Services Inc.*	$ 2,455,089
	Total Energy Equipment & Services	9,951,526
Oil, Gas & Consumable Fuels — 3.2%
25,100	Gulfport Energy Corp.*	1,027,845
130,130	Matador Resources Co.*(a)	1,016,315
33,900	Oasis Petroleum Inc.*	1,244,130
74,950	Tesoro Corp.	4,215,188
	Total Oil, Gas & Consumable Fuels	7,503,478
	TOTAL ENERGY	17,455,004
FINANCIALS — 6.1%
Capital Markets — 0.6%
107,780	FXCM Inc., Class A Shares	1,417,307
Commercial Banks — 1.1%
104,790	East West Bancorp Inc.	2,577,834
Consumer Finance — 0.9%
116,170	DFC Global Corp.*	2,170,056
Insurance — 1.4%
14,220	Allied World Assurance Co. Holdings AG	1,248,658
58,070	Validus Holdings Ltd.	2,069,034
	Total Insurance	3,317,692
Real Estate Investment Trusts (REITs) — 1.1%
44,900	CyrusOne Inc.*	956,819
68,260	LaSalle Hotel Properties	1,733,121
	Total Real Estate Investment Trusts (REITs)	2,689,940
Real Estate Management & Development — 1.0%
66,490	Alexander & Baldwin Inc.*	2,342,443
	TOTAL FINANCIALS	14,515,272
HEALTH CARE — 21.0%
Biotechnology — 4.4%
170,900	Achillion Pharmaceuticals Inc.*	1,384,290
66,420	Alkermes PLC*	1,441,978
118,900	Celldex Therapeutics Inc.*	1,131,928
32,910	Cubist Pharmaceuticals Inc.*	1,396,371
137,260	Idenix Pharmaceuticals Inc.*(a)	577,865
32,000	Infinity Pharmaceuticals Inc.*(a)	1,321,280
36,020	Medivation Inc.*	1,770,023
13,670	Puma Biotechnology Inc.*	351,456
40,100	Sarepta Therapeutics Inc.*(a)	1,173,727
	Total Biotechnology	10,548,918
Health Care Equipment & Supplies — 6.6%
111,420	ArthroCare Corp.*	3,890,787
134,200	AtriCure Inc.*	1,191,696
22,460	Haemonetics Corp.*	926,475
114,840	Masimo Corp.	2,279,574
17,450	Orthofix International NV*	650,187
69,830	Quidel Corp.*(a)	1,652,876
188,400	Spectranetics Corp.*	3,419,460
49,800	STERIS Corp.	1,942,200
	Total Health Care Equipment & Supplies	15,953,255
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value
HEALTH CARE — 21.0%—(continued)
Health Care Providers & Services — 4.1%
101,300	AMN Healthcare Services Inc.*	$ 1,428,330
115,100	BioScrip Inc.*	1,260,345
261,190	Health Management Associates Inc., Class A Shares*	2,870,477
12,545	MWI Veterinary Supply Inc.*	1,583,932
74,540	Team Health Holdings Inc.*	2,496,345
	Total Health Care Providers & Services	9,639,429
Health Care Technology — 1.6%
55,500	HealthStream Inc.*	1,187,145
20,800	Medidata Solutions Inc.*	1,084,096
56,800	Vocera Communications Inc.*	1,497,816
	Total Health Care Technology	3,769,057
Life Sciences Tools & Services — 2.4%
49,800	Fluidigm Corp.*	859,548
111,440	ICON PLC*	3,472,470
37,400	PerkinElmer Inc.	1,277,958
	Total Life Sciences Tools & Services	5,609,976
Pharmaceuticals — 1.9%
113,800	Akorn Inc.*	1,570,440
105,200	Pacira Pharmaceuticals Inc.*(a)	2,299,672
118,300	Transcept Pharmaceuticals Inc.*	686,140
	Total Pharmaceuticals	4,556,252
	TOTAL HEALTH CARE	50,076,887
INDUSTRIALS — 25.4%
Aerospace & Defense — 1.3%
66,710	Hexcel Corp.*	1,817,848
18,100	Triumph Group Inc.	1,328,721
	Total Aerospace & Defense	3,146,569
Air Freight & Logistics — 0.7%
94,490	XPO Logistics Inc.*(a)	1,646,016
Airlines — 0.6%
27,500	Alaska Air Group Inc.*	1,417,625
Building Products — 1.2%
125,400	Builders FirstSource Inc.*	758,670
43,800	Trex Co., Inc.*	2,069,112
	Total Building Products	2,827,782
Commercial Services & Supplies — 3.4%
52,240	Herman Miller Inc.	1,253,760
141,000	InnerWorkings Inc.*	2,082,570
57,900	Interface Inc., Class A Shares	1,060,149
63,060	Progressive Waste Solutions Ltd.	1,311,648
173,360	Steelcase Inc., Class A Shares	2,453,044
	Total Commercial Services & Supplies	8,161,171
Electrical Equipment — 0.4%
13,190	Acuity Brands Inc.	898,635
Machinery — 4.8%
10,640	American Railcar Industries Inc.	464,330
39,710	Colfax Corp.*	1,723,414
8,160	Gardner Denver Inc.	579,278
37,600	Rexnord Corp.*	765,912
32,700	Sun Hydraulics Corp.	912,003
120,640	Titan International Inc.	2,546,710
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value
INDUSTRIALS — 25.4%—(continued)
Machinery — 4.8%—(continued)
143,200	Wabash National Corp.*	$ 1,366,128
19,400	Wabtec Corp.	1,897,126
36,500	Westport Innovations Inc.*(a)	1,056,310
	Total Machinery	11,311,211
Marine — 0.3%
29,550	Matson Inc.	759,731
Professional Services — 4.8%
29,600	Advisory Board Co. (The)*	1,503,976
50,310	Corporate Executive Board Co. (The)	2,723,783
111,280	Huron Consulting Group Inc.*	4,361,063
66,500	On Assignment Inc.*	1,453,690
58,500	WageWorks Inc.*	1,381,185
	Total Professional Services	11,423,697
Road & Rail — 4.8%
38,090	Avis Budget Group Inc.*	890,163
16,300	Genesee & Wyoming Inc., Class A Shares*	1,459,176
86,140	Heartland Express Inc.	1,168,920
20,000	J.B. Hunt Transport Services Inc.	1,390,400
34,975	Old Dominion Freight Line Inc.*	1,257,351
65,100	Roadrunner Transportation Systems Inc.*	1,482,978
53,800	Saia Inc.*	1,728,594
143,650	Swift Transportation Co., Class A Shares*	1,943,585
	Total Road & Rail	11,321,167
Trading Companies & Distributors — 3.1%
47,350	Beacon Roofing Supply Inc.*	1,747,215
79,800	H&E Equipment Services Inc.	1,552,908
36,500	Titan Machinery Inc.*(a)	1,031,125
38,670	Watsco Inc.	3,011,233
	Total Trading Companies & Distributors	7,342,481
	TOTAL INDUSTRIALS	60,256,085
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 1.6%
57,230	Aruba Networks Inc.*(a)	1,426,172
71,500	Ixia*	1,450,020
74,486	Procera Networks Inc.*	871,486
	Total Communications Equipment	3,747,678
Computers & Peripherals — 0.3%
22,500	3D Systems Corp.*(a)	831,600
Electronic Equipment, Instruments & Components — 0.3%
23,000	InvenSense Inc., Class A Shares*(a)	276,460
15,900	Universal Display Corp.*(a)	498,942
	Total Electronic Equipment, Instruments & Components	775,402
Internet Software & Services — 3.9%
34,500	Cornerstone OnDemand Inc.*	1,168,170
27,665	CoStar Group Inc.*	2,786,972
62,800	E2open Inc.*(a)	1,240,928
27,200	ExactTarget Inc.*	606,560
16,100	Rackspace Hosting Inc.*	899,346
50,600	SPS Commerce Inc.*	1,891,934
39,400	Web.com Group Inc.*	672,952
	Total Internet Software & Services	9,266,862
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 18.4%—(continued)
IT Services — 1.9%
129,700	Global Cash Access Holdings Inc.*	$ 920,870
72,645	MoneyGram International Inc.*	1,177,575
7,680	WEX Inc.*	576,077
137,220	WNS Holdings Ltd., ADR*	1,929,313
	Total IT Services	4,603,835
Semiconductors & Semiconductor Equipment — 2.8%
31,260	ATMI Inc.*	684,594
39,860	Cirrus Logic Inc.*	958,234
61,900	Magnachip Semiconductor Corp.*	974,925
82,490	Monolithic Power Systems Inc.	2,028,430
109,300	Nova Measuring Instruments Ltd.*	980,421
27,700	Silicon Laboratories Inc.*	1,150,104
	Total Semiconductors & Semiconductor Equipment	6,776,708
Software — 7.6%
53,200	Aspen Technology Inc.*	1,636,432
112,510	Cadence Design Systems Inc.*	1,593,142
17,500	CommVault Systems Inc.*	1,294,125
90,320	Fortinet Inc.*	2,183,938
64,610	Guidewire Software Inc.*	2,361,496
46,800	PROS Holdings Inc.*	1,219,608
92,310	QLIK Technologies Inc.*	2,400,059
21,760	SolarWinds Inc.*	1,228,570
23,200	Sourcefire Inc.*	1,244,216
27,560	Ultimate Software Group Inc.*	2,708,320
	Total Software	17,869,906
	TOTAL INFORMATION TECHNOLOGY	43,871,991
MATERIALS — 2.3%
Chemicals — 0.9%
36,640	Axiall Corp.	2,073,091
Metals & Mining — 0.4%
16,700	Haynes International Inc.	860,050
Paper & Forest Products — 1.0%
31,300	Boise Cascade Co.*	848,230
67,150	KapStone Paper and Packaging Corp.	1,788,876
	Total Paper & Forest Products	2,637,106
	TOTAL MATERIALS	5,570,247
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
46,000	Cogent Communications Group Inc.	1,156,900
	TOTAL COMMON STOCKS (Cost — $169,386,087)	228,792,677
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $169,386,087)	228,792,677
Face Amount
SHORT-TERM INVESTMENTS (b) — 11.2%
MONEY MARKET FUND — 7.7%
18,219,045	Invesco STIT — Government & Agency Portfolio(c) (Cost — $18,219,045)
		18,219,045
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Face Amount	Security	Value
TIME DEPOSITS — 3.5%
6,499,182	JPMorgan Chase & Co. — London, 0.030% due 3/1/13	$ 6,499,182
1,914,182	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	1,914,182
	TOTAL TIME DEPOSITS (Cost — $8,413,364)	8,413,364
	TOTAL SHORT-TERM INVESTMENTS (Cost — $26,632,409)	26,632,409
	TOTAL INVESTMENTS — 107.3% (Cost — $196,018,496#)	255,425,086
	Liabilities in Excess of Other Assets — (7.3)%	(17,463,701)
	TOTAL NET ASSETS — 100.0%	$ 237,961,385

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector*
Industrials	23.6%
Health Care	19.6
Information Technology	17.2
Consumer Discretionary	11.4
Energy	6.8
Financials	5.7
Consumer Staples	2.7
Materials	2.2
Telecommunication Services	0.4
Short-Term Investments	10.4
100.0%

*As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.7%
CONSUMER DISCRETIONARY — 16.2%
Auto Components — 1.7%
6,900	Autoliv Inc.(a)	$ 449,742
29,900	Dana Holding Corp.	500,227
296,045	Modine Manufacturing Co.*	2,439,411
	Total Auto Components	3,389,380
Automobiles — 1.1%
55,529	Thor Industries Inc.	2,087,335
Diversified Consumer Services — 1.6%
127,859	Regis Corp.(a)	2,304,019
50,800	Service Corp. International	789,432
	Total Diversified Consumer Services	3,093,451
Hotels, Restaurants & Leisure — 4.2%
16,800	Brinker International Inc.	560,784
15,000	CEC Entertainment Inc.	453,750
20,000	Cheesecake Factory Inc. (The)(a)	692,800
9,300	Cracker Barrel Old Country Store Inc.	700,104
48,606	International Game Technology	774,780
88,816	International Speedway Corp., Class A Shares	2,676,913
47,919	Marriott Vacations Worldwide Corp.*	1,977,138
27,300	Texas Roadhouse Inc., Class A Shares	527,982
	Total Hotels, Restaurants & Leisure	8,364,251
Household Durables — 0.7%
15,035	Harman International Industries Inc.	638,236
16,200	Meritage Homes Corp.*	655,938
	Total Household Durables	1,294,174
Leisure Equipment & Products — 1.7%
76,416	Brunswick Corp.	2,784,599
9,001	Sturm Ruger & Co., Inc.(a)	491,545
	Total Leisure Equipment & Products	3,276,144
Media — 1.1%
28,000	Cinemark Holdings Inc.	778,400
33,600	Meredith Corp.(a)	1,411,872
	Total Media	2,190,272
Multiline Retail — 0.3%
18,100	Big Lots Inc.*	602,730
Specialty Retail — 2.7%
21,500	Aaron's Inc.	586,735
14,700	Buckle Inc. (The)(a)	658,707
19,600	Cato Corp. (The), Class A Shares	502,936
10,200	Children's Place Retail Stores Inc. (The)*	463,692
28,000	Finish Line Inc. (The), Class A Shares	507,080
6,300	Genesco Inc.*	369,684
10,500	Group 1 Automotive Inc.	606,270
14,000	Men's Wearhouse Inc. (The)	393,680
13,000	Rent-A-Center Inc.	471,640
25,600	Stage Stores Inc.	632,064
	Total Specialty Retail	5,192,488
Textiles, Apparel & Luxury Goods — 1.1%
19,200	Hanesbrands Inc.*	761,088
20,000	True Religion Apparel Inc.	533,800
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER DISCRETIONARY — 16.2%—(continued)
Textiles, Apparel & Luxury Goods — 1.1%—(continued)
22,000	Wolverine World Wide Inc.	$ 928,400
	Total Textiles, Apparel & Luxury Goods	2,223,288
	TOTAL CONSUMER DISCRETIONARY	31,713,513
CONSUMER STAPLES — 4.0%
Food & Staples Retailing — 1.7%
15,700	Andersons Inc. (The)	770,556
5,078	Casey's General Stores Inc.	287,364
35,500	Harris Teeter Supermarkets Inc.	1,526,500
15,500	Weis Markets Inc.	627,130
	Total Food & Staples Retailing	3,211,550
Food Products — 0.7%
15,800	Cal-Maine Foods Inc.	639,742
10,500	Ingredion Inc.	695,100
	Total Food Products	1,334,842
Household Products — 1.3%
125,100	Central Garden & Pet Co.*	1,104,633
163,800	Central Garden & Pet Co., Class A Shares*	1,429,974
	Total Household Products	2,534,607
Tobacco — 0.3%
12,100	Universal Corp.(a)	675,059
	TOTAL CONSUMER STAPLES	7,756,058
ENERGY — 5.1%
Energy Equipment & Services — 1.8%
11,900	Bristow Group Inc.	693,294
53,800	Helix Energy Solutions Group Inc.*	1,259,458
36,300	Patterson-UTI Energy Inc.	847,242
13,300	Tidewater Inc.	629,489
	Total Energy Equipment & Services	3,429,483
Oil, Gas & Consumable Fuels — 3.3%
18,200	Berry Petroleum Co., Class A Shares	833,014
10,300	Cimarex Energy Co.	693,293
14,300	CVR Energy Inc.	803,374
13,600	Energen Corp.	628,864
33,700	Forest Oil Corp.*	195,460
38,276	Ship Finance International Ltd.(a)	647,247
14,498	Western Refining Inc.(a)	520,333
32,800	Whiting Petroleum Corp.*	1,597,360
18,000	World Fuel Services Corp.	684,540
	Total Oil, Gas & Consumable Fuels	6,603,485
	TOTAL ENERGY	10,032,968
FINANCIALS — 21.7%
Capital Markets — 0.4%
16,000	Raymond James Financial Inc.	702,080
Commercial Banks — 7.9%
34,100	Bank of Hawaii Corp.(a)	1,650,099
51,400	Boston Private Financial Holdings Inc.	469,282
127,188	Cathay General Bancorp	2,478,894
33,300	Community Bank System Inc.	961,371
22,100	CVB Financial Corp.	234,260
60,285	East West Bancorp Inc.	1,483,011
40,400	First Financial Bancorp	619,332
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 21.7%—(continued)
Commercial Banks — 7.9%—(continued)
34,100	First Midwest Bancorp Inc.	$ 426,250
75,900	First Niagara Financial Group Inc.	620,862
13,200	FirstMerit Corp.(a)	199,584
65,100	Fulton Financial Corp.	738,885
33,041	Hancock Holding Co.	997,838
28,100	Independent Bank Corp.(a)	890,489
41,800	NBT Bancorp Inc.	855,228
48,700	Old National Bancorp	657,450
14,900	Prosperity Bancshares Inc.	687,486
19,900	S & T Bancorp Inc.	359,394
27,400	Trustmark Corp.	627,460
21,700	WesBanco Inc.	507,563
	Total Commercial Banks	15,464,738
Consumer Finance — 0.3%
12,900	Cash America International Inc.	653,256
Insurance — 7.3%
16,900	American Financial Group Inc.	742,924
88,816	AMERISAFE Inc.*	2,897,178
23,900	First American Financial Corp.	580,531
18,700	Infinity Property & Casualty Corp.	1,050,753
275,800	Maiden Holdings Ltd.	2,780,064
76,462	National Interstate Corp.	2,544,655
30,700	Platinum Underwriters Holdings Ltd.	1,623,416
48,200	Selective Insurance Group Inc.	1,071,968
8,500	StanCorp Financial Group Inc.	338,385
16,246	Validus Holdings Ltd.	578,845
	Total Insurance	14,208,719
Real Estate Investment Trusts (REITs) — 4.7%
253,873	Ashford Hospitality Trust Inc.	2,988,085
33,064	Brandywine Realty Trust	454,630
35,100	Education Realty Trust Inc.	382,941
46,500	Franklin Street Properties Corp.	639,375
11,900	Government Properties Income Trust(a)	314,874
22,800	Hatteras Financial Corp.	608,532
14,600	Highwoods Properties Inc.	532,900
26,000	Omega Healthcare Investors Inc.	727,740
9,000	PS Business Parks Inc.	665,910
54,117	Retail Properties of America Inc., Class A Shares	800,932
25,723	Starwood Property Trust Inc.	718,958
15,900	Washington Real Estate Investment Trust	440,271
	Total Real Estate Investment Trusts (REITs)	9,275,148
Real Estate Management & Development — 0.4%
20,300	Alexander & Baldwin Inc.*	715,169
Thrifts & Mortgage Finance — 0.7%
28,300	Home Loan Servicing Solutions Ltd.	638,448
37,500	Washington Federal Inc.	658,125
	Total Thrifts & Mortgage Finance	1,296,573
	TOTAL FINANCIALS	42,315,683
HEALTH CARE — 4.6%
Health Care Equipment & Supplies — 3.2%
12,500	Cooper Cos., Inc. (The)	1,325,750
15,400	Haemonetics Corp.*	635,250
35,100	STERIS Corp.	1,368,900
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
HEALTH CARE — 4.6%—(continued)
Health Care Equipment & Supplies — 3.2%—(continued)
20,400	Teleflex Inc.	$ 1,631,184
21,348	West Pharmaceutical Services Inc.	1,289,846
	Total Health Care Equipment & Supplies	6,250,930
Health Care Providers & Services — 1.0%
40,850	Owens & Minor Inc.(a)	1,243,883
12,200	Universal Health Services Inc., Class B Shares	706,258
	Total Health Care Providers & Services	1,950,141
Life Sciences Tools & Services — 0.4%
21,800	PerkinElmer Inc.	744,906
	TOTAL HEALTH CARE	8,945,977
INDUSTRIALS — 23.5%
Aerospace & Defense — 1.0%
12,000	Alliant Techsystems Inc.	789,600
20,100	Curtiss-Wright Corp.	697,671
14,400	Elbit Systems Ltd.	560,592
	Total Aerospace & Defense	2,047,863
Commercial Services & Supplies — 5.3%
295,228	ACCO Brands Corp.*	2,214,210
38,100	Brink's Co. (The)	1,007,745
40,800	Ennis Inc.	638,928
27,600	Knoll Inc.	469,752
161,320	Schawk Inc., Class A Shares(b)	1,735,803
6,400	UniFirst Corp.	534,656
16,700	United Stationers Inc.	604,540
112,871	Viad Corp.	3,099,438
	Total Commercial Services & Supplies	10,305,072
Construction & Engineering — 1.7%
24,700	Chicago Bridge & Iron Co. NV, Class NY Shares	1,323,673
143,879	Great Lakes Dredge & Dock Corp.	1,402,820
19,400	KBR Inc.	589,566
	Total Construction & Engineering	3,316,059
Electrical Equipment — 0.9%
16,500	Belden Inc.	830,940
12,900	Regal-Beloit Corp.	996,912
	Total Electrical Equipment	1,827,852
Machinery — 11.0%
27,500	Actuant Corp., Class A Shares	836,275
31,000	Altra Holdings Inc.	797,940
27,000	Barnes Group Inc.	718,470
118,594	Briggs & Stratton Corp.	2,900,810
14,100	Crane Co.	758,298
176,310	Douglas Dynamics Inc.	2,507,128
5,900	EnPro Industries Inc.*	274,527
13,700	Gardner Denver Inc.	972,563
113,600	Harsco Corp.	2,724,128
28,894	ITT Corp.	760,779
144,262	John Bean Technologies Corp.	2,658,749
17,300	Kennametal Inc.	700,304
457,822	Mueller Water Products Inc., Class A Shares	2,572,960
30,200	Titan International Inc.	637,522
12,525	Trinity Industries Inc.	541,581
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
INDUSTRIALS — 23.5%—(continued)
Machinery — 11.0%—(continued)
5,400	Valmont Industries Inc.	$ 850,770
	Total Machinery	21,212,804
Marine — 0.5%
6,400	Kirby Corp.*	486,272
19,800	Matson Inc.	509,058
	Total Marine	995,330
Road & Rail — 1.6%
17,100	Saia Inc.*	549,423
113,974	Werner Enterprises Inc.	2,623,681
	Total Road & Rail	3,173,104
Trading Companies & Distributors — 1.5%
17,600	TAL International Group Inc.	757,680
41,500	United Rentals Inc.*	2,216,515
	Total Trading Companies & Distributors	2,974,195
	TOTAL INDUSTRIALS	45,852,279
INFORMATION TECHNOLOGY — 7.4%
Communications Equipment — 0.5%
12,300	Black Box Corp.	298,398
118,300	Brocade Communications Systems Inc.*	663,663
	Total Communications Equipment	962,061
Computers & Peripherals — 0.5%
18,500	Diebold Inc.	522,440
21,000	Electronics for Imaging Inc.*	484,260
	Total Computers & Peripherals	1,006,700
Electronic Equipment, Instruments & Components — 1.6%
53,700	AVX Corp.	632,586
26,700	Jabil Circuit Inc.	500,091
13,700	Tech Data Corp.*	726,922
89,900	Vishay Intertechnology Inc.*(a)	1,185,781
	Total Electronic Equipment, Instruments & Components	3,045,380
Internet Software & Services — 0.4%
20,000	j2 Global Inc.	713,600
IT Services — 0.5%
267,656	Lionbridge Technologies Inc.*	1,022,446
Semiconductors & Semiconductor Equipment — 1.5%
40,500	Cirrus Logic Inc.*(a)	973,620
99,900	ON Semiconductor Corp.*	799,200
79,300	RF Micro Devices Inc.*	365,573
43,800	Teradyne Inc.*	734,088
	Total Semiconductors & Semiconductor Equipment	2,872,481
Software — 2.4%
95,400	Compuware Corp.*	1,107,594
14,300	Fair Isaac Corp.	634,062
22,500	NetScout Systems Inc.*	572,175
40,800	PTC Inc.*	944,112
10,120	QAD Inc., Class A Shares	132,066
2,480	QAD Inc., Class B Shares	29,834
41,100	Synopsys Inc.*	1,439,733
	Total Software	4,859,576
	TOTAL INFORMATION TECHNOLOGY	14,482,244
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
MATERIALS — 11.2%
Chemicals — 6.2%
17,000	Albemarle Corp.	$ 1,106,360
21,725	Axiall Corp.	1,229,201
17,100	Cabot Corp.	628,938
40,500	Chemtura Corp.*	814,860
12,300	Cytec Industries Inc.	890,397
29,700	HB Fuller Co.	1,213,839
13,000	Innophos Holdings Inc.	634,790
105,893	Kraton Performance Polymers Inc.*	2,545,667
22,000	Methanex Corp.	804,760
2,500	NewMarket Corp.	629,175
25,735	Olin Corp.	596,023
17,000	Sensient Technologies Corp.	627,470
8,900	Valspar Corp.	548,329
	Total Chemicals	12,269,809
Construction Materials — 0.8%
162,100	Headwaters Inc.*	1,525,361
Containers & Packaging — 1.7%
9,200	Berry Plastics Group Inc.*	176,824
81,145	Myers Industries Inc.	1,194,454
8,200	Rock-Tenn Co., Class A Shares	725,290
14,700	Silgan Holdings Inc.	631,071
19,700	Sonoco Products Co.	625,869
	Total Containers & Packaging	3,353,508
Metals & Mining — 1.9%
28,000	Commercial Metals Co.	456,680
53,400	HudBay Minerals Inc.	507,300
36,000	IAMGOLD Corp.	242,640
15,300	Kaiser Aluminum Corp.	936,972
11,900	Royal Gold Inc.	779,926
49,000	Steel Dynamics Inc.	748,230
	Total Metals & Mining	3,671,748
Paper & Forest Products — 0.6%
22,600	Buckeye Technologies Inc.	626,698
27,600	P.H. Glatfelter Co.	500,940
	Total Paper & Forest Products	1,127,638
	TOTAL MATERIALS	21,948,064
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
49,600	Premiere Global Services Inc.*	529,232
UTILITIES — 2.7%
Electric Utilities — 1.2%
41,092	El Paso Electric Co.	1,370,418
6,752	IDACORP Inc.	315,251
21,800	Portland General Electric Co.	647,242
	Total Electric Utilities	2,332,911
Gas Utilities — 1.0%
7,636	AGL Resources Inc.	305,135
20,700	Southwest Gas Corp.	937,710
20,700	UGI Corp.	741,474
	Total Gas Utilities	1,984,319
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value
UTILITIES — 2.7%—(continued)
Multi-Utilities — 0.5%
10,600	Black Hills Corp.	$ 440,854
15,100	NorthWestern Corp.	588,597
	Total Multi-Utilities	1,029,451
	TOTAL UTILITIES	5,346,681
	TOTAL COMMON STOCKS (Cost — $126,870,057)	188,922,699
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $126,870,057)	188,922,699
Face Amount
SHORT-TERM INVESTMENTS (c) — 7.5%
COMMERCIAL PAPER — 0.2%
465,000	Abbey National North America LLC, 0.180% due 3/1/13(d) (Cost — $464,998)	464,998
MONEY MARKET FUND — 4.2%
7,951,376	Invesco STIT — Government & Agency Portfolio(e) (Cost — $7,951,376)	7,951,376
TIME DEPOSITS — 3.1%
2,500	BBH — Grand Cayman, 0.030% due 3/1/13	2,500
6,136,346	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	6,136,346
	TOTAL TIME DEPOSITS (Cost — $6,138,846)	6,138,846
	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,555,220)	14,555,220
	TOTAL INVESTMENTS — 104.2% (Cost — $141,425,277#)	203,477,919
	Liabilities in Excess of Other Assets — (4.2)%	(8,176,384)
	TOTAL NET ASSETS — 100.0%	$ 195,301,535

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.3%.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Summary of Investments by Security Sector*
Industrials	22.5%
Financials	20.8
Consumer Discretionary	15.6
Materials	10.8
Information Technology	7.1
Energy	4.9
Health Care	4.4
Consumer Staples	3.8
Utilities	2.6
Telecommunication Services	0.3
Short-Term Investments	7.2
100.0%

* As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%
Argentina — 0.3%
19,928	MercadoLibre Inc.(a)	$ 1,706,036
Australia — 2.6%
8,295	Adelaide Brighton Ltd.	31,096
34,920	Aditya Birla Minerals Ltd.	18,599
139,437	Amcor Ltd.	1,313,929
300,213	APN News & Media Ltd.	92,248
179,384	Arrium Ltd.	220,481
378,763	Aspen Group	85,349
178,286	Atlas Iron Ltd.	267,523
28,519	Australand Property Group	101,653
84,817	Australia & New Zealand Banking Group Ltd.	2,495,016
197	Australian Infrastructure Fund, Class Miscella Shares	623
15,392	Bank of Queensland Ltd.	143,464
103,522	Beach Energy Ltd.	150,036
45,084	BlueScope Steel Ltd.*(a)	210,107
146,937	CSG Ltd.	114,380
360,383	Downer EDI Ltd.*	2,037,555
148,513	Emeco Holdings Ltd.	102,677
338,579	Grange Resources Ltd.	93,633
25,000	Hills Holdings Ltd.	28,423
90,429	Iluka Resources Ltd.	974,382
43,703	Matrix Composites & Engineering Ltd.	65,801
874,048	Mount Gibson Iron Ltd.	658,004
12,146	Myer Holdings Ltd.	34,709
51,931	National Australia Bank Ltd.	1,606,348
65,016	Newcrest Mining Ltd.	1,508,989
87,178	Pacific Brands Ltd.	70,541
4,753	Panoramic Resources Ltd.	2,191
16,320	Primary Health Care Ltd.	82,576
58,113	Programmed Maintenance Services Ltd.	139,877
88,128	Seven West Media Ltd.	212,123
3,388	Skilled Group Ltd.	11,972
36,049	Spark Infrastructure Group(b)	60,554
53,124	Tassal Group Ltd.	103,927
252,112	Toll Holdings Ltd.	1,595,835
80,627	Transfield Services Ltd.	161,861
	Total Australia	14,796,482
Austria — 0.0%
10,351	Austria Technologie & Systemtechnik AG	102,330
9,553	EVN AG	136,934
109	Oesterreichische Post AG	4,392
	Total Austria	243,656
Belgium — 0.9%
35,981	Anheuser-Busch InBev NV	3,376,864
440	Arseus NV	11,469
4,746	Cie Maritime Belge SA	89,071
496	Cofinimmo	58,837
57	Gimv NV	3,038
724	NV Bekaert SA	19,728
9,405	Recticel SA	73,802
25,759	UCB SA	1,490,734
	Total Belgium	5,123,543
Bermuda — 0.0%
21,672	Catlin Group Ltd.	166,212
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Bermuda — 0.0%—(continued)
26,141	Northern Offshore Ltd.	$ 47,951
	Total Bermuda	214,163
Brazil — 1.7%
149,600	BR Malls Participações SA	1,936,912
17,999	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR	912,189
48,900	Embraer SA, ADR	1,659,666
138,523	Itaú Unibanco Holding SA, ADR	2,446,316
60,734	Natura Cosméticos SA	1,569,608
66,983	Petróleo Brasileiro SA, ADR	982,641
	Total Brazil	9,507,332
Canada — 3.1%
36,123	Canadian National Railway Co.	3,669,341
10,637	Canadian Pacific Railway Ltd.	1,297,750
42,439	Cenovus Energy Inc.	1,378,107
55,081	First Quantum Minerals Ltd.	1,029,036
33,584	Imax Corp.*(a)	863,109
22,434	Lululemon Athletica Inc.*(a)	1,504,200
59,568	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	2,388,081
62,483	Suncor Energy Inc.	1,898,948
60,900	Teck Resources Ltd., Class B Shares	1,891,113
19,087	Toronto-Dominion Bank (The)	1,575,037
	Total Canada	17,494,722
China — 2.9%
2,000	AAC Technologies Holdings Inc.	8,421
37,834	Baidu Inc., ADR*	3,433,814
466,007	China Merchants Bank Co., Ltd., Class H Shares	1,010,786
99,000	China XLX Fertiliser Ltd.	29,207
2,575,150	CNOOC Ltd.	5,067,545
96,000	ENN Energy Holdings Ltd.	477,858
5,534,706	Industrial & Commercial Bank of China, Class H Shares	3,975,487
377,096	Sinopharm Group Co., Class H Shares	1,188,971
33,144	Tencent Holdings Ltd.	1,147,171
	Total China	16,339,260
Denmark — 1.0%
2,794	Dfds AS	148,978
2,030	East Asiatic Co., Ltd.	34,003
31,520	Novo Nordisk AS, Class B Shares	5,514,694
2,667	Pandora AS	71,431
5,297	Schouw & Co.	157,014
	Total Denmark	5,926,120
Finland — 0.3%
2,261	Cramo Oyj	32,912
5,547	HKScan Oyj, Class A Shares	28,003
41,090	Oriola-KD Oyj, Class B Shares	126,288
9,828	Outokumpu Oyj*	8,612
14,203	Sanoma Oyj(a)	145,074
7,288	Tieto Oyj	169,949
118,337	UPM-Kymmene Oyj	1,385,939
1,716	YIT Oyj	38,399
	Total Finland	1,935,176
France — 9.0%
46,479	Acanthe Developpement SA(a)	26,139
2,187	Air France-KLM*	23,294
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
France — 9.0%—(continued)
26,203	Air Liquide SA	$ 3,193,926
13,613	Arkema SA	1,385,489
108,002	BNP Paribas SA	6,088,599
1,529	Boiron SA	74,309
469	Bourbon SA	12,789
11,512	Casino Guichard Perrachon SA	1,159,310
4,941	Cegid Group	100,485
45,116	Cie de Saint-Gobain	1,802,897
45,190	Cie Générale des Établissements Michelin, Class B Shares	4,044,923
15,822	Cie Générale d'Optique Essilor International SA	1,635,766
1,753	Ciments Français SA	102,482
6,044	Crédit Agricole Nord de France	111,376
70	Derichebourg SA*	307
877	Devoteam SA	11,653
4,146	Eiffage SA	183,302
45	Euler Hermes SA	3,951
10,733	Jacquet Metal Service	133,353
13,569	L'Oréal SA	2,032,829
29,860	LVMH Moët Hennessy Louis Vuitton SA	5,151,012
3,571	Maisons France Confort	128,901
2,072	Nexity SA	70,592
7,830	Pernod-Ricard SA	1,017,800
8,063	PPR	1,810,610
46,842	Publicis Groupe SA	3,101,098
3,867	Rallye SA	141,331
46,159	Safran SA	2,117,746
57,468	Sanofi	5,455,078
41,155	Schneider Electric SA	3,171,343
476	Societe de la Tour Eiffel	27,784
34,593	Societe Generale SA*	1,330,581
43,186	Total SA	2,162,933
6,065	Unibail-Rodamco SE*	1,402,397
1,779	Valeo SA	100,698
84,632	Veolia Environnement SA	1,066,791
33,561	Vivendi SA	707,551
	Total France	51,091,425
Germany — 8.9%
54,759	Adidas AG	4,998,835
33,617	Allianz SE	4,603,240
3,500	Asian Bamboo AG	23,231
1,685	Aurubis AG	118,428
31,538	Balda AG	181,817
22,825	BASF SE	2,154,694
19,118	Bayer AG	1,896,764
22,401	Bayerische Motoren Werke AG	2,071,308
71	Bilfinger SE	7,469
254	Cewe Color Holding AG	10,105
39,755	Daimler AG, Registered Shares	2,374,287
57,614	Deutsche Bank AG	2,644,048
33,429	Deutsche Lufthansa AG	675,476
8,267	Freenet AG	185,101
45,552	Fresenius Medical Care AG & Co. KGaA	3,129,484
5,165	Fresenius SE & Co. KGaA	635,920
88,261	GEA Group AG	3,148,412
1,071	Grammer AG	32,209
15,943	Hannover Rüeckversicherung AG	1,249,604
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Germany — 8.9%—(continued)
16,464	HeidelbergCement AG	$ 1,137,344
1,601	Indus Holding AG	49,845
159,659	Infineon Technologies AG	1,370,003
10,432	Jenoptik AG	104,878
15,055	Kabel Deutschland Holding AG	1,307,986
30	KSB AG	18,874
2,906	Leoni AG	131,235
4,131	Linde AG	750,439
50,230	Metro AG	1,556,931
1,403	MLP AG	11,729
3,537	Rheinmetall AG	194,980
1,782	Rhoen Klinikum AG	37,977
41,311	SAP AG	3,233,611
45,607	Siemens AG	4,749,102
5,988	Sixt AG	129,375
3,007	Stada Arzneimittel AG	117,706
29,726	Symrise AG	1,129,187
248,052	Telefonica Deutschland Holding AG*	1,790,770
10,756	Volkswagen AG	2,220,513
4,726	Wacker Neuson SE	69,813
6	Wincor Nixdorf AG	305
	Total Germany	50,253,035
Greece — 0.0%
11,530	Ellaktor SA*	30,611
9,064	Eurobank Properties Real Estate Investment Co.	68,756
1,714	Metka SA	27,348
4,893	Public Power Corp. SA*	48,315
	Total Greece	175,030
Hong Kong — 3.3%
1,733,942	AIA Group Ltd.	7,557,739
132,000	Century City International Holdings Ltd.	10,213
165,200	China Resources Enterprise Ltd.	538,978
242,000	COSCO Pacific Ltd.	388,219
2,907,598	CSI Properties Ltd.	133,108
243,500	Dickson Concepts International Ltd.	136,279
230,000	Emperor International Holdings	72,073
93,000	Hang Lung Properties Ltd.	358,587
174,157	Hong Kong Exchanges & Clearing Ltd.	3,137,458
130,000	Hong Kong Television Network Ltd.	44,928
123,000	Hongkong Land Holdings Ltd.	950,790
70,110	Jardine Strategic Holdings Ltd.	2,692,224
84,000	Norstar Founders Group Ltd.*(c)(d)	0
1,106,000	Pacific Andes International Holdings Ltd.	60,616
262,000	Regal Hotels International Holdings Ltd.	128,050
266,000	Samson Holding Ltd.	43,221
370,000	SJM Holdings Ltd.	920,873
96,000	SOCAM Development Ltd.	116,370
75,900	Swire Pacific Ltd., Class A Shares	982,689
476,000	Victory City International Holdings Ltd.	60,155
276,000	VST Holdings Ltd.	72,963
	Total Hong Kong	18,405,533
Ireland — 2.1%
45,507	Accenture PLC, Class A Shares	3,383,901
73,212	Aer Lingus Group PLC	118,730
20,954	Beazley PLC	64,537
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Ireland — 2.1%—(continued)
4,686	C&C Group PLC	$ 29,999
25,000	Covidien PLC	1,589,250
484	DCC PLC	17,044
755	FBD Holdings PLC	12,096
55,768	Greencore Group PLC	82,789
70,050	Henderson Group PLC	168,939
49,713	Seagate Technology PLC	1,598,770
141,513	Shire PLC	4,438,012
3,683	Smurfit Kappa Group PLC	57,440
103,623	Total Produce PLC	77,248
29,204	United Drug PLC	126,980
	Total Ireland	11,765,735
Isle of Man — 0.0%
19,873	Playtech Ltd.	172,485
Israel — 1.5%
20,450	Alony Hetz Properties & Investments Ltd.	127,840
96,856	Check Point Software Technologies Ltd.*	5,085,908
10,566	Clal Industries Ltd.	40,912
1,653	Gilat Satellite Networks Ltd.*	9,532
2,023	Norstar Holdings Inc.	52,930
335	Paz Oil Co., Ltd.*	50,279
8,918	Shikun & Binui Ltd.	18,484
76,695	Teva Pharmaceutical Industries Ltd., ADR	2,868,393
	Total Israel	8,254,278
Italy — 0.5%
31	ASTM SpA	364
43,318	Banca Popolare di Milano Scarl*	29,460
19,826	Beni Stabili SpA	12,602
14,256	ERG SpA	128,182
113,597	Immobiliare Grande Distribuzione	122,866
212,203	IMMSI SpA	147,091
17,924	Indesit Co. SpA	131,626
50,368	Italcementi SpA	149,534
4,825	Lottomatica Group SpA	111,567
28,795	Saipem SpA	771,267
25,056	Sogefi SpA	72,421
1,181,463	Telecom Italia SpA	873,796
	Total Italy	2,550,776
Japan — 12.4%
82	Accordia Golf Co., Ltd.	77,677
20,000	Aisin Seiki Co., Ltd.	726,426
4,000	Alpha Systems Inc.	48,674
1,700	Aoyama Trading Co., Ltd.	36,477
16,000	ASKA Pharmaceutical Co., Ltd.	111,551
37,200	Astellas Pharma Inc.	2,017,668
53,000	Atsugi Co., Ltd.	65,411
46,794	Bridgestone Corp.	1,440,751
69,000	Chuetsu Pulp & Paper Co., Ltd.	112,049
131,000	Citizen Holdings Co., Ltd.	713,359
10,600	Coca-Cola Central Japan Co., Ltd.	146,888
27,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	128,321
2,000	Daishi Bank Ltd. (The)	7,362
25	Daiwa Office Investment Corp., Class A Shares	106,501
800	DCM Holdings Co., Ltd.	5,638
50,700	Dena Co., Ltd.(a)	1,427,087
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Japan — 12.4%—(continued)
4,200	EDION Corp.	$ 18,324
36,047	FANUC Corp.	5,584,416
27,000	Fuso Pharmaceutical Industries Ltd.	108,444
25,000	Gunze Ltd.	63,603
12,900	Hakuto Co., Ltd.	122,757
218	Heiwa Real Estate REIT Inc.	166,385
1,700	Heiwado Co., Ltd.	24,238
3,900	Hibiya Engineering Ltd.	41,926
54,000	Higashi-Nippon Bank Ltd. (The)	141,475
391,000	Hitachi Ltd.	2,201,148
93,900	Honda Motor Co., Ltd.	3,512,227
67,400	Hoya Corp.	1,297,361
18,900	Inabata & Co., Ltd.	140,159
20,000	Jaccs Co., Ltd.	94,403
2,153	Japan Exchange Group, Inc.	164,558
475	Japan Hotel REIT Investment Corp.	160,185
2,000	Japan Pulp & Paper Co., Ltd.	6,712
32,000	Japan Vilene Co., Ltd.	151,738
90,000	JSR Corp.	1,841,507
8,300	Kaga Electronics Co., Ltd.	70,537
27,000	Kandenko Co., Ltd.	129,782
19,969	KDDI Corp.	1,504,647
24	Kenedix Realty Investment Corp., Class A Shares	99,253
1,600	Kissei Pharmaceutical Co., Ltd.	31,768
148,600	Komatsu Ltd.	3,761,250
30,000	Kurabo Industries Ltd.	51,315
74,200	Kuraray Co., Ltd.	1,012,147
4,000	Kyodo Printing Co., Ltd.	10,913
300	KYORIN Holdings Inc.	6,837
187,000	Marubeni Corp.	1,370,564
60	MID Reit Inc., Class A Shares	144,852
36,000	Mie Bank Ltd. (The)	83,793
9,000	Mimasu Semiconductor Industry Co., Ltd.	72,783
171,800	Mitsubishi Corp.	3,420,377
170,000	Mitsubishi Electric Corp.	1,389,520
23,000	Mitsui Home Co., Ltd.	119,021
47,000	Miyazaki Bank Ltd. (The)	137,382
779,200	Mizuho Financial Group Inc.	1,720,870
12,600	Nagase & Co., Ltd.	141,728
8,100	NEC Capital Solutions Ltd.	141,445
2,000	Nice Holdings Inc.	5,110
33,000	Nihon Yamamura Glass Co., Ltd.	65,736
25,000	Nippon Flour Mills Co., Ltd.	110,425
41,000	Nippon Steel Trading Co., Ltd.	131,829
41,200	Nippon Telegraph & Telephone Corp.	1,895,637
262,900	Nissan Motor Co., Ltd.	2,666,854
32,000	Nissin Corp.	87,648
49,750	NKSJ Holdings Inc.	1,057,262
1,000	Nohmi Bosai Ltd.	7,253
37,500	Nomura Research Institute Ltd.	852,550
39,000	Oita Bank Ltd. (The)	142,286
9,700	Onoken Co., Ltd.	90,311
15,500	Otsuka Kagu Ltd.	134,578
11,600	Paltac Corp.	150,949
22	Premier Investment Corp.	99,080
207,000	Rakuten Inc.	1,795,031
3,600	Riso Kagaku Corp.	72,335
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Japan — 12.4%—(continued)
52,000	Ryobi Ltd.	$ 126,665
12,000	Ryoyo Electro Corp.	105,359
10,500	S Foods Inc.(a)	98,327
19,000	Sakai Chemical Industry Co., Ltd.	58,006
11,000	San-Ai Oil Co., Ltd.	51,207
25,000	Sanki Engineering Co., Ltd.	137,761
11,700	Sanoh Industrial Co., Ltd.	81,572
11,700	Sanshin Electronics Co., Ltd.	79,545
22,000	Sanyo Shokai Ltd.	63,830
3,600	SCSK Corp.	69,880
1,400	Seiko Epson Corp.	13,565
281,000	Sekisui Chemical Co., Ltd.	2,734,860
11,200	Senshukai Co., Ltd.	84,634
46,000	Seven & I Holdings Co., Ltd.	1,347,580
14,300	Shinko Shoji Co., Ltd.	142,272
6,000	Showa Corp.	64,112
11,000	Sinanen Co., Ltd.	49,778
10,900	SMC Corp.	1,897,499
69,200	Sony Financial Holdings Inc.	1,096,772
49,000	Sumikin Bussan Corp.	163,917
94,000	Sumitomo Light Metal Industries Ltd.	92,606
85,500	Sumitomo Mitsui Financial Group Inc.	3,434,070
64,300	Suzuki Motor Corp.	1,543,284
1,500	Takasago Thermal Engineering Co., Ltd.	11,302
23,000	Takiron Co., Ltd.	89,142
13,000	Tenma Corp.	150,309
15,000	Tokyo Energy & Systems Inc.	79,409
14,700	Toppan Forms Co., Ltd.	127,632
4,400	Torii Pharmaceutical Co., Ltd.	104,558
374,000	Toshiba Corp.	1,728,895
4,800	Touei Housing Corp.	62,774
7,000	Toyo Ink SC Holdings Co., Ltd.	30,313
47,000	Toyo Kohan Co., Ltd.	157,226
76,478	Toyota Motor Corp.	3,945,194
26,300	TSI Holdings Co., Ltd.	134,675
5,700	Tv Tokyo Holdings Corp.	62,881
42,000	Uchida Yoko Co., Ltd.	115,492
29,800	Unicharm Corp.	1,732,446
22,300	UNY Group Holdings Co., Ltd.	159,579
9,000	Vital KSK Holdings Inc.	84,768
5,300	Warabeya Nichiyo Co., Ltd.	84,403
9,300	Yahagi Construction Co., Ltd.	40,273
2,000	Yurtec Corp.	6,344
	Total Japan	70,243,780
Jersey, Channel Islands — 0.0%
19,186	Phoenix Group Holdings (d)	188,084
Luxembourg — 0.4%
1,234	GAGFAH SA*	13,621
27,345	Millicom International Cellular SA	2,151,064
	Total Luxembourg	2,164,685
Malaysia — 0.1%
283,800	Tenaga Nasional Bhd	636,979
Mauritius — 0.0%
8,445	Essar Energy PLC*	17,263
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Mexico — 0.7%
1,143,600	América Móvil SAB de CV	$ 1,193,725
43,774	Grupo Financiero Banorte SAB de CV, Class O Shares	323,342
782,200	Wal-Mart de Mexico SAB de CV, Class V Shares	2,448,229
	Total Mexico	3,965,296
Netherlands — 4.6%
25,131	ASML Holding NV	1,791,940
5,302	BE Semiconductor Industries NV	41,259
215	CSM NV	4,813
2,022	Heijmans NV	18,723
28,809	Heineken NV	2,154,796
545,517	ING Groep NV*	4,393,451
90,627	Koninklijke Ahold NV	1,303,792
1,819	Koninklijke Ten Cate NV	43,975
37,473	LyondellBasell Industries NV, Class A Shares	2,196,667
10,708	Nieuwe Steen Investments NV	77,095
45,808	PostNL NV*	108,617
242,943	Reed Elsevier NV	3,698,412
34,495	Royal Dutch Shell PLC, Class A Shares	1,135,978
102,053	Royal Dutch Shell PLC, Class B Shares	3,446,156
5,525	Royal Imtech NV	61,911
2,578	Vastned Retail NV	109,224
96	Wereldhave NV	6,749
142,725	Yandex NV, Class A Shares*	3,309,793
54,629	Ziggo NV	1,850,465
	Total Netherlands	25,753,816
New Zealand — 0.0%
55,449	Air New Zealand Ltd.	64,327
94,211	New Zealand Oil & Gas Ltd.	72,603
23,536	Nuplex Industries Ltd.	66,701
2,455	Ryman Healthcare Ltd.	9,358
	Total New Zealand	212,989
Norway — 1.6%
2,480	Aker ASA, Class A Shares	95,099
12,868	Atea ASA	147,807
187,169	DNB ASA	2,795,690
1,242	Fred Olsen Energy ASA	54,244
46,964	Kvaerner ASA	108,300
45,749	Seadrill Ltd.	1,669,587
20,048	SpareBank 1 SMN	160,408
128,546	Statoil ASA	3,204,582
17,880	TGS Nopec Geophysical Co. ASA	678,448
	Total Norway	8,914,165
Portugal — 0.0%
16,548	Mota-Engil SGPS SA	44,821
69,415	Sonaecom — SGPS SA	137,993
	Total Portugal	182,814
Singapore — 0.8%
41,600	AIMS AMP Capital Industrial REIT	53,126
32,000	Cape PLC	112,870
311,000	Chip Eng Seng Corp., Ltd.(a)	188,531
219,000	Global Logistic Properties Ltd.	449,612
15,000	Hong Leong Asia Ltd.	21,399
19,000	Mapletree Industrial Trust	21,500
16,000	Mapletree Logistics Trust	15,778
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Singapore — 0.8%—(continued)
8,444	Miclyn Express Offshore Ltd.	$ 19,287
73,153	OM Holdings Ltd.*	25,101
7,000	Overseas Union Enterprise Ltd.	16,408
145,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	145,914
445,000	SembCorp. Industries Ltd.	1,902,723
36,000	Suntec Real Estate Investment Trust	52,231
1,000	Swiber Holdings Ltd.	558
79,000	United Overseas Bank Ltd.	1,218,332
12,000	Venture Corp., Ltd.	82,832
93,000	Wing Tai Holdings Ltd.	145,829
	Total Singapore	4,472,031
South Africa — 0.3%
31,934	MTN Group Ltd.	624,618
17,381	Naspers Ltd., Class N Shares	1,128,420
	Total South Africa	1,753,038
South Korea — 2.4%
4,151	Hyundai Mobis	1,198,195
14,666	Hyundai Motor Co.	2,948,483
24,774	Kia Motors Corp.	1,277,140
4,400	Lotte Shopping Co., Ltd.	1,578,457
15,652	POSCO, ADR	1,262,960
3,837	Samsung Electronics Co., Ltd.	5,463,484
	Total South Korea	13,728,719
Spain — 0.1%
13,950	Bankinter SA	78,451
2,101	Bolsas y Mercados Españoles SA	54,956
1,724	Corp Financiera Alba SA	74,361
517	Ebro Foods SA	9,933
3,631	Grupo Catalana Occidente SA	81,443
2,184	Papeles y Cartones de Europa SA	7,969
3,552	Pescanova SA	80,831
	Total Spain	387,944
Sweden — 1.4%
10,632	B&B Tools AB, Class B Shares	152,439
2,778	Bilia AB, Class A Shares	51,026
15,532	BillerudKorsnas AB	157,691
2,139	Fabege AB	23,706
78,492	Hennes & Mauritz AB, Class B Shares	2,823,839
61,391	Hexagon AB, Class B Shares	1,754,708
4,794	JM AB	110,162
32,715	Klovern AB	146,042
2,211	NCC AB, Class A Shares	57,781
1,914	NCC AB, Class B Shares	49,990
7,059	Nolato AB, Class B Shares	114,614
28,794	Peab AB	167,993
138,476	Sandvik AB	2,255,883
17,618	SSAB AB	118,928
10,617	TradeDoubler AB	27,153
	Total Sweden	8,011,955
Switzerland — 8.9%
1,188	Acino Holding AG*	125,193
4,444	BKW AG	144,921
199,135	Credit Suisse Group AG*	5,355,052
6,889	Dufry AG*	942,142
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
Switzerland — 8.9%—(continued)
8,054	GAM Holding AG*	$ 137,576
104	Helvetia Holding AG	42,157
394	Implenia AG*	22,216
87,586	Julius Baer Group Ltd.*	3,331,786
16,813	Lonza Group AG, Registered Shares*	1,054,245
132,374	Nestlé SA	9,285,672
3,000	Nobel Biocare Holding AG*	29,237
105,642	Novartis AG	7,201,192
148	PSP Swiss Property AG*	13,488
43,850	Roche Holding AG	10,082,564
2,511	Schweizerische National-Versicherungs-Gesellschaft AG	120,340
1,041	Siegfried Holding AG*	136,905
4,164	Swatch Group AG (The)	2,376,880
10,258	Syngenta AG	4,373,451
81,537	UBS AG*	1,294,987
682	Valora Holding AG	146,005
51,602	Xstrata PLC	911,028
11,257	Zurich Insurance Group AG*	3,092,284
	Total Switzerland	50,219,321
Taiwan — 0.5%
450,000	Hon Hai Precision Industry Co., Ltd.	1,239,131
229,000	Taiwan Semiconductor Manufacturing Co., Ltd.	806,555
49,675	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	906,569
	Total Taiwan	2,952,255
Thailand — 0.4%
148,100	Bangkok Bank PCL, NVDR	1,089,299
143,400	Kasikornbank PCL, NVDR	1,021,018
	Total Thailand	2,110,317
United Kingdom — 21.2%
13,623	Aero Inventory PLC*(c)(d)	0
1,798	African Barrick Gold PLC	7,176
89,416	AMEC PLC	1,417,711
27,992	Amlin PLC	181,396
1,396	Anglo Pacific Group PLC	6,026
172,072	ARM Holdings PLC	2,495,661
235,160	Aviva PLC	1,274,267
127,219	Avocet Mining PLC	40,091
766	Bank of Georgia Holdings PLC	16,228
1,203,473	Barclays PLC	5,611,084
18,000	Barratt Developments PLC*	65,635
6,790	BBA Aviation PLC	26,326
2,059	Bellway PLC	36,242
280,533	BG Group PLC	4,965,560
171,060	BHP Billiton PLC	5,426,988
1,173	Bodycote PLC	9,727
386,710	BP PLC	2,617,580
24,690	BP PLC, ADR	997,476
46,341	British American Tobacco PLC	2,417,135
181,402	British Sky Broadcasting Group PLC	2,343,087
226,818	Britvic PLC	1,459,513
2,855	Bumi PLC*	14,573
86,267	Burberry Group PLC	1,802,748
1,372	Cairn Energy PLC*	5,661
121,243	Capita PLC	1,516,325
32,371	Carillion PLC	152,008
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
United Kingdom — 21.2%—(continued)
60,903	Carnival PLC	$ 2,291,986
620,980	Centrica PLC	3,320,593
32,798	Chesnara PLC	115,560
4,077	Computacenter PLC	30,049
24,592	CSR PLC	171,464
12,634	Dairy Crest Group PLC	81,546
83,714	Debenhams PLC	119,953
142,633	Diageo PLC	4,289,011
10,940	Drax Group PLC	102,180
36,153	DS Smith PLC	132,542
3,295	easyJet PLC	49,891
2,618	Electrocomponents PLC	10,230
30,767	Firstgroup PLC	90,461
10,592	Galliford Try PLC	145,579
8,581	Greene King PLC	90,833
1,692	Greggs PLC	12,861
28,290	Halfords Group PLC	135,380
1,106	Hargreaves Services PLC	14,353
6,933	Hays PLC	10,334
13,939	Hill & Smith Holdings PLC	101,189
82,293	Home Retail Group PLC(a)	158,973
314,838	HSBC Holdings PLC	3,485,524
654,340	HSBC Holdings PLC, London Shares	7,268,260
9,290	Hunting PLC	122,605
519	Immunodiagnostic Systems Holdings PLC	2,126
22,273	Inchcape PLC	170,990
69,806	InterContinental Hotels Group PLC	2,029,115
31,466	Intermediate Capital Group PLC	186,801
11,178	Interserve PLC	83,811
10,591	John Wood Group PLC	123,529
12,673	Keller Group PLC	143,001
870,377	Kingfisher PLC	3,661,501
26,198	Ladbrokes PLC	91,351
37,284	Laird PLC	140,369
103,511	Lookers PLC	129,692
30,723	Man Group PLC	46,799
5,558	Mapeley Ltd.*(c)(d)	0
46,520	Marston's PLC	99,192
72,684	Mecom Group PLC	102,106
875	Millennium & Copthorne Hotels PLC	7,189
17,997	Mondi PLC	230,819
13,698	Morgan Sindall Group PLC	112,337
14,029	National Express Group PLC	46,873
15,557	Next PLC	992,073
39,999	Pace PLC	141,661
92,828	Pearson PLC	1,628,295
3,370	Persimmon PLC	46,753
4,067	Petropavlovsk PLC	18,641
13,349	Phoenix IT Group Ltd.	31,829
549,051	Premier Oil PLC*	3,189,452
1,509	Provident Financial PLC	33,574
268,432	Prudential PLC	4,001,258
72,941	Reckitt Benckiser Group PLC	4,906,247
85,476	Rio Tinto PLC	4,596,657
349,918	Rolls-Royce Holdings PLC*	5,463,003
233,282	Royal Bank of Scotland Group PLC*	1,147,530
42,909	SABMiller PLC	2,135,486
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%—(continued)
United Kingdom — 21.2%—(continued)
134,552	Smith & Nephew PLC	$ 1,444,713
25,319	St. Ives PLC	46,142
74,950	Standard Chartered PLC	2,033,565
276,777	Standard Chartered PLC	7,549,329
329	Synergy Health PLC	5,236
7,838	TalkTalk Telecom Group PLC	30,235
45,379	Taylor Wimpey PLC	55,892
179,471	Telecity Group PLC	2,548,460
71,204	Thomas Cook Group PLC*	94,080
616	Tullett Prebon PLC	2,618
133,075	Tullow Oil PLC	2,453,506
47,286	Unilever PLC	1,887,252
25,937	Valiant Petroleum PLC*	136,488
9,574	Vesuvius PLC	55,645
1,275,226	Vodafone Group PLC	3,206,183
18,214	William Hill PLC	111,947
342,504	WM Morrison Supermarkets PLC	1,350,337
195,011	WPP PLC	3,121,560
	Total United Kingdom	119,130,829
United States — 2.0%
14,588	Liberty Global Inc.*	931,590
16,651	Perrigo Co.	1,884,394
45,977	Schlumberger Ltd.	3,579,309
23,422	Virgin Media Inc.	1,086,781
11,081	Wynn Resorts Ltd.	1,295,369
42,090	Yum! Brands Inc.	2,756,053
	Total United States	11,533,496
	TOTAL COMMON STOCKS (Cost — $452,764,768)	542,534,563
PREFERRED STOCKS — 0.5%
Germany — 0.5%
63	Draegerwerk AG & Co. KGaA, 0.250%	8,071
11,945	Volkswagen AG, 1.800%	2,612,824
	Total Germany	2,620,895
Italy — 0.0%
337	Unipol Gruppo Finanziario SpA*	692
	TOTAL PREFERRED STOCKS (Cost — $1,377,872)	2,621,587
WARRANTS — 0.2%
Luxembourg — 0.2%
495,734	Idea Cellular Ltd., Reg. S, expires 3/13/17*	1,072,471
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $454,910,625)	546,228,621
Face Amount†
SHORT-TERM INVESTMENTS (e) — 4.1%
MONEY MARKET FUND — 1.1%
5,989,150	Invesco STIT — Government & Agency Portfolio (f) (Cost — $5,989,150)	5,989,150
TIME DEPOSITS — 3.0%
	BBH — Grand Cayman:
6,722 EUR	-0.037% due 3/1/13	8,792
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Face Amount†	Security	Value
TIME DEPOSITS — 3.0%—(continued)
398 JPY	0.005% due 3/1/13	$ 4
1,050 SGD	0.010% due 3/1/13	849
240 SEK	0.050% due 3/1/13	37
31 GBP	0.074% due 3/1/13	47
297 CAD	0.206% due 3/1/13	289
1 NZD	1.450% due 3/1/13	1
64 AUD	1.582% due 3/1/13	66
7,022,164	JPMorgan Chase & Co. — London, 0.030% due 3/1/13	7,022,164
10,220,706	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	10,220,706
	TOTAL TIME DEPOSITS (Cost — $17,252,955)	17,252,955
	TOTAL SHORT-TERM INVESTMENTS (Cost — $23,242,105)	23,242,105
	TOTAL INVESTMENTS — 100.7% (Cost — $478,152,730#)	569,470,726
	Liabilities in Excess of Other Assets — (0.7)%	(4,010,120)
	TOTAL NET ASSETS — 100.0%	565,460,606

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.0%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
NVDR	—	Non-Voting Depositary Receipt
NZD	—	New Zealand Dollar
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Summary of Investments by Security Sector*
Financials	20.2%
Consumer Discretionary	17.3
Industrials	11.1
Health Care	9.7
Information Technology	9.2
Consumer Staples	8.8
Materials	8.0
Energy	7.5
Telecommunication Services	3.0
Utilities	1.1
Short-Term Investments	4.1
100.0%

*As a percentage of total investments
For details of other financial instruments held by this Fund, refer to Note 3.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.7%
Argentina — 0.2%
102,679	YPF SA, ADR	$ 1,293,755
Brazil — 11.2%
57,777	Banco Bradesco SA, ADR	1,038,253
981,405	Banco do Brasil SA	13,073,818
358,685	BM&FBovespa SA	2,432,654
447,400	CCR SA	4,491,536
135,500	Cia de Bebidas das Américas, ADR	6,013,490
25,100	Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	1,213,836
340,648	Cielo SA	10,238,822
81,900	Cosan SA Indústria e Comércio	1,932,712
66,600	Ez Tec Empreendimentos e Participações SA	924,602
226,400	Gafisa SA, ADR*	964,464
50,400	Iochpe-Maxion SA	664,013
185,800	Natura Cosméticos SA	4,801,811
174,625	Petróleo Brasileiro SA, ADR	2,561,749
165,108	Petróleo Brasileiro SA, Class A Shares, ADR	2,762,257
295,200	Souza Cruz SA	4,716,332
237,160	Vale SA	4,533,897
612,777	Vale SA, Class B Shares, ADR	11,636,635
	Total Brazil	74,000,881
Canada — 0.6%
79,712	First Quantum Minerals Ltd.	1,489,198
166,035	Yamana Gold Inc.	2,442,375
	Total Canada	3,931,573
China — 13.0%
600,000	AAC Technologies Holdings Inc.	2,526,242
89,323	Baidu Inc., ADR*	8,106,955
7,199,400	Bank of China Ltd., Class H Shares	3,407,242
1,835,500	BBMG Corp., Class H Shares	1,619,016
962,000	China Communications Construction Co., Ltd., Class H Shares	910,567
24,086,580	China Construction Bank Corp., Class H Shares	19,879,054
1,341,500	China Minsheng Banking Corp., Ltd., Class H Shares	1,861,416
1,731,000	China National Building Material Co., Ltd., Class H Shares	2,642,953
1,496,000	China Petroleum & Chemical Corp., Class H Shares	1,701,535
2,868,500	China Railway Construction Corp., Ltd., Class H Shares	3,007,364
4,418,805	CNOOC Ltd.	8,695,608
254	Country Garden Holdings Co., Ltd.	131
585,000	Dongfeng Motor Group Co., Ltd., Class H Shares	856,988
287,000	Dongyue Group	190,603
144,000	ENN Energy Holdings Ltd.	716,787
9,312,590	Evergrande Real Estate Group Ltd.	4,563,465
181,000	Great Wall Motor Co., Ltd., Class H Shares	709,566
517,600	Guangzhou R&F Properties Co., Ltd., Class H Shares	877,062
644,000	Huaneng Power International Inc., Class H Shares	661,058
10,180,050	Industrial & Commercial Bank of China, Class H Shares	7,312,160
126,900	Inner Mongolia Yitai Coal Co., Class B Shares	731,832
1,218,000	Jiangxi Copper Co., Ltd., Class H Shares	2,915,183
43,700	NetEase Inc., ADR	2,240,499
877,500	PetroChina Co., Ltd., Class H Shares	1,206,271
608,000	PICC Property & Casualty Co., Ltd., Class H Shares	871,864
75,900	Tencent Holdings Ltd.	2,627,029
527,800	Weichai Power Co., Ltd., Class H Shares	1,994,241
252,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	389,962
350,000	Zhejiang Expressway Co., Ltd., Class H Shares	293,826
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.7%—(continued)
China — 13.0%—(continued)
2,208,000	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares (a)	$ 2,909,984
	Total China	86,426,463
Colombia — 1.2%
330,416	Pacific Rubiales Energy Corp.	8,113,789
Czech Republic — 0.1%
5,301	ČEZ AS	159,916
841	Komerčni Banka AS	171,380
6,846	Telefónica Czech Republic AS	113,379
	Total Czech Republic	444,675
Egypt — 1.0%
77,815	Commercial International Bank Egypt SAE	392,403
419,603	Commercial International Bank Egypt SAE Registered Shares, GDR*	2,098,015
63,217	Eastern Tobacco	937,889
85,918	Orascom Construction Industries*	3,288,806
348,842	Orascom Telecom Holding SAE*	215,298
	Total Egypt	6,932,411
Hong Kong — 3.3%
390,500	China Mobile Ltd.	4,300,506
109,613	China Mobile Ltd., ADR	6,006,793
552,000	China Overseas Land & Investment Ltd.	1,679,932
303,000	China Resources Land Ltd.	886,970
524,000	COSCO Pacific Ltd.	840,606
1,793,000	Geely Automobile Holdings Ltd.	982,675
594,000	Guangdong Investment Ltd.	511,686
4,572,200	Huabao International Holdings Ltd.	2,564,809
106,000	Shanghai Industrial Holdings Ltd.	345,833
1,181,000	Shimao Property Holdings Ltd.	2,378,874
1,748,000	Shougang Fushan Resources Group Ltd.	768,664
1,454,000	Yuexiu Property Co., Ltd.	504,379
	Total Hong Kong	21,771,727
Hungary — 0.8%
248,722	OTP Bank PLC	5,175,171
India — 3.8%
50,063	Ambuja Cements Ltd., GDR(b)	176,672
75,503	Dr. Reddy's Laboratories Ltd., ADR	2,461,398
8,911	GAIL India Ltd., GDR(b)	330,687
126,674	HDFC Bank Ltd., ADR	4,819,946
138,151	ICICI Bank Ltd., ADR	5,791,291
48,222	Infosys Ltd., ADR(c)	2,600,612
149,311	ITC Ltd., GDR(b)*	810,460
7,023	Larsen & Toubro Ltd., GDR	176,418
54,248	Mahindra & Mahindra Ltd., GDR	877,733
45,752	Reliance Industries Ltd., GDR(d)	1,381,710
9,843	State Bank of India Ltd., GDR	824,351
62,518	Sterlite Industries India Ltd., ADR	440,752
174,729	Tata Motors Ltd., ADR	4,742,145
2,400	Ultratech Cement Ltd., GDR	82,548
	Total India	25,516,723
Indonesia — 4.0%
8,260,606	Bank Mandiri Persero Tbk PT	8,590,995
85,500	Indo Tambangraya Megah Tbk PT	356,121
319,500	Indofood Sukses Makmur Tbk PT	241,357
494,000	Perusahaan Gas Negara PT	245,377
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.7%—(continued)
Indonesia — 4.0%—(continued)
2,456,500	Semen Indonesia Persero Tbk PT	$ 4,410,439
624,500	Tambang Batubara Bukit Asam Tbk PT	975,832
549,996	Telekomunikasi Indonesia Persero Tbk PT	611,834
174,800	Telekomunikasi Indonesia Persero Tbk PT, ADR	7,771,608
1,600,378	United Tractors Tbk PT	3,196,285
	Total Indonesia	26,399,848
Luxembourg — 0.3%
48,579	Oriflame Cosmetics SA	1,684,433
Macau — 0.4%
1,116,800	Wynn Macau Ltd.*	2,959,565
Malaysia — 0.3%
117,400	British American Tobacco Malaysia Bhd	2,316,069
Mexico — 3.5%
284,300	Alfa SAB de CV, Class A Shares	683,173
372,375	América Móvil SAB de CV, Class L Shares, ADR	7,778,914
56,600	Cemex SAB de CV, ADR*	607,884
130,700	Grupo Financiero Banorte SAB de CV, Class O Shares	965,432
1,919,288	Grupo México SAB de CV, Class B Shares	7,516,549
88,200	Grupo Televisa SAB, ADR	2,366,406
1,110,600	Kimberly-Clark de México SAB de CV, Class A Shares	3,509,989
	Total Mexico	23,428,347
Netherlands — 0.2%
69,628	Yandex NV, Class A Shares*	1,614,673
Pakistan — 0.6%
964,962	Oil & Gas Development Co., Ltd.	2,048,506
1,183,130	Pakistan Petroleum Ltd.	2,240,502
	Total Pakistan	4,289,008
Peru — 0.8%
46,100	Cia de Minas Buenaventura SA, ADR	1,181,082
25,404	Credicorp Ltd.	3,810,092
	Total Peru	4,991,174
Philippines — 1.6%
405,100	Aboitiz Power Corp.	383,438
626,700	Alliance Global Group Inc.	308,150
254,574	Bank of the Philippine Islands	663,426
402,040	DMCI Holdings Inc.	528,805
99,010	First Philippine Holdings Corp.	276,766
315,716	Metropolitan Bank & Trust*	884,859
99,300	Philippine Long Distance Telephone Co., ADR	7,085,054
15,540	SM Investments Corp.	398,863
	Total Philippines	10,529,361
Poland — 1.2%
76,661	KGHM Polska Miedź SA	4,367,439
130,766	PGE SA	669,125
49,260	Polski Koncern Naftowy Orlen SA*	833,217
17,097	Powszechny Zaklad Ubezpieczeń SA	2,171,758
113,804	Tauron Polska Energia SA	157,872
	Total Poland	8,199,411
Russia — 9.6%
853,817	Gazprom OAO, ADR	7,595,273
73,907	Lukoil OAO	4,763,306
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.7%—(continued)
Russia — 9.6%—(continued)
102,547	Lukoil OAO, ADR	$ 6,633,191
58,446	Magnit OJSC, GDR	2,479,279
60,545	Magnit OJSC, GDR(d)	2,568,319
22,500	MegaFon OAO, Reg S, GDR*	646,875
112,900	MegaFon OAO, GDR(d)*	3,245,875
91,584	MMC Norilsk Nickel OJSC, ADR	1,621,037
394,200	Mobile Telesystems OJSC, ADR	8,155,998
18,818	NovaTek OAO, GDR	2,182,888
130,382	Rosneft Oil Co., GDR	1,034,581
5,086,252	Sberbank of Russia	17,318,689
27,599	Severstal OAO	401,565
571,508	Surgutneftegas OAO	548,648
17,051	Tatneft OAO, ADR	709,322
729,267	TNK-BP Holding	1,604,387
53,438	Uralkali OJSC, GDR	2,027,972
	Total Russia	63,537,205
South Africa — 7.6%
68,888	African Bank Investments Ltd.	221,003
91,753	AVI Ltd.	567,250
182,189	Bidvest Group Ltd.	4,832,585
659,453	FirstRand Ltd.	2,266,212
110,862	Foschini Group Ltd. (The)	1,321,998
110,983	Imperial Holdings Ltd.	2,558,983
77,349	Investec Ltd.	551,524
16,846	Kumba Iron Ore Ltd.	1,066,495
26,252	Liberty Holdings Ltd.	340,683
68,221	MMI Holdings Ltd.	169,847
107,833	MTN Group Ltd.	2,109,177
536,400	Murray & Roberts Holdings Ltd.*	1,494,390
40,887	Naspers Ltd., Class N Shares	2,654,491
136,557	Nedbank Group Ltd.	2,931,127
591,350	PPC Ltd.	2,273,270
638,522	Sanlam Ltd.	3,220,652
315,755	Shoprite Holdings Ltd.	6,046,271
176,844	Standard Bank Group Ltd.	2,294,777
85,958	Tiger Brands Ltd.	2,906,073
325,109	Truworths International Ltd.	3,369,821
272,191	Vodacom Group Ltd.	3,612,679
458,084	Woolworths Holdings Ltd.	3,298,435
	Total South Africa	50,107,743
South Korea — 15.2%
84,090	Coway Co., Ltd.*	3,865,806
12,707	Dongbu Insurance Co., Ltd.	556,045
64,488	Hana Financial Group Inc.	2,402,652
15,930	Hanwha Corp.	512,710
578,978	Hanwha Life Insurance Co., Ltd.	3,865,727
28,023	Hyundai Engineering & Construction Co., Ltd.	1,767,670
29,310	Hyundai Marine & Fire Insurance Co., Ltd.	850,094
22,553	Hyundai Mobis	6,509,972
49,603	Hyundai Motor Co.	9,972,290
82,790	Industrials Bank of Korea*	1,000,184
204,405	KB Financial Group Inc.	7,445,932
1,182	KCC Corp.	310,665
34,465	Kia Motors Corp.	1,776,727
2,416	Korea Zinc Co., Ltd.*	837,752
88,050	KT&G Corp.	6,268,696
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.7%—(continued)
South Korea — 15.2%—(continued)
4,156	LG Chem Ltd.	$ 1,136,399
7,450	Lotte Chemical Corp.*	1,635,173
18,184	NHN Corp.	4,410,377
3,862	POSCO	1,259,019
20,014	Samsung Electronics Co., Ltd.	28,497,824
32,440	Samsung Heavy Industries Co., Ltd.	1,156,274
204,760	Shinhan Financial Group Co., Ltd.	8,053,685
12,670	SK Holdings Co., Ltd.	2,056,458
3,453	SK Innovation Co., Ltd.	566,823
12,273	SK Telecom Co., Ltd.	2,020,317
154,030	Woori Finance Holdings Co., Ltd.	1,867,934
	Total South Korea	100,603,205
Taiwan — 5.6%
2,083,859	Advanced Semiconductor Engineering Inc.	1,727,770
388,523	Asia Cement Corp.	484,508
59,000	Asustek Computer Inc.	715,875
1,333,868	Chinatrust Financial Holding Co., Ltd.	788,992
358,000	Chipbond Technology Corp.	742,063
99,000	Chong Hong Construction Co.	332,336
1,565,000	Compal Electronics Inc.	1,094,498
601,000	Coretronic Corp.	482,096
275,062	Far Eastern New Century Corp.	305,006
90,000	Farglory Land Development Co., Ltd.	170,779
631,889	Fubon Financial Holding Co., Ltd.	851,889
116,000	Highwealth Construction Corp.	242,400
820,050	Hon Hai Precision Industry Co., Ltd.	2,258,109
460,251	Hon Hai Precision Industry Co., Ltd., GDR	2,584,309
58,283	HTC Corp.	544,132
285,215	Lite-On Technology Corp.	439,791
286,000	MediaTek Inc.	3,214,729
630,114	Mega Financial Holding Co., Ltd.	519,255
498,270	Pou Chen Corp.	505,491
214,988	Taiwan Mobile Co., Ltd.	749,958
2,400,031	Taiwan Semiconductor Manufacturing Co., Ltd.	8,453,091
468,715	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,554,048
344,381	Tripod Technology Corp.	713,833
181,000	TSRC Corp.	372,127
	Total Taiwan	36,847,085
Thailand — 2.6%
139,250	Advanced Info Service PCL	949,379
138,900	Advanced Info Service PCL, NVDR	965,652
196,100	Bangkok Bank PCL, NVDR	1,442,348
1,751,200	CP ALL PCL	2,778,982
538,200	CP ALL PCL, NVDR	854,071
586,264	PTT Exploration & Production PCL	3,110,989
97,800	PTT PCL, NVDR	1,149,622
6,233,000	Sansiri PCL, NVDR	1,046,683
263,200	Siam Cement PCL	4,207,665
332,200	Thai Oil PCL, NVDR	780,991
	Total Thailand	17,286,382
Turkey — 4.5%
768,744	Akbank TAS	3,735,065
70,986	Arcelik AS	449,865
22,238	Ford Otomotiv Sanayi AS	262,082
1,284,298	Kardemir Karabük Demir Çelik Sanayi ve Ticaret AS, Class D Shares	1,106,630
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.7%—(continued)
Turkey — 4.5%—(continued)
764,409	KOC Holding AS	$ 4,019,962
27,827	Koza Altin Iletmeleri AS	658,993
470,270	Türk Hava Yollari*	1,950,254
949,788	Turkcell iletiim Hizmetleri AS*	6,309,569
702,423	Türkiye Garanti Bankasi AS	3,358,167
117,656	Türkiye Halk Bankasi AS	1,164,231
1,705,167	Türkiye Is Bankasi, Class C Shares	6,085,650
232,674	Türkiye Vakiflar Bankasi TAO, Class D Shares	713,990
	Total Turkey	29,814,458
United States — 0.5%
82,954	Southern Copper Corp.	3,134,832
	TOTAL COMMON STOCKS (Cost — $462,270,480)	621,349,967
EXCHANGE TRADED SECURITIES — 0.9%
Hong Kong — 0.3%
1,303,000	CSOP FTSE China A50 ETF*	1,861,765
Singapore — 0.3%
330,000	iShares MSCI India Index ETF*	2,052,600
United States — 0.3%
70,640	EGShares India Infrastructure ETF	915,494
155,859	Market Vectors India Small-Capital Index ETF	1,460,399
	Total United States	2,375,893
	TOTAL EXCHANGE TRADED SECURITIES (Cost — $6,522,036)	6,290,258
PREFERRED STOCKS — 2.4%
Brazil — 2.0%
125,258	Banco Bradesco SA, 0.600%	2,237,508
133,300	Braskem SA, 5.500%, Class A Shares	982,938
290,795	Cia Energética de Minas Gerais	3,445,860
360,221	Itaú Unibanco Holding SA, 0.550%	6,389,152
	Total Brazil	13,055,458
Russia — 0.2%
461	AK Transneft OAO, 1.040%	1,198,600
South Korea — 0.2%
1,802	Samsung Electronics Co. Ltd., 0.630%	1,462,406
	TOTAL PREFERRED STOCKS (Cost — $10,613,711)	15,716,464
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $479,406,227)	643,356,689
Face Amount†

SHORT-TERM INVESTMENTS (e) — 2.4%
MONEY MARKET FUND — 0.0%
188,876	Invesco STIT — Government & Agency Portfolio (f) (Cost — $188,876)	188,876
TIME DEPOSITS — 2.4%
	BBH — Grand Cayman:
1,685 EUR	-0.037% due 3/1/13	2,204
2,290 HKD	0.005% due 3/1/13	295
773 GBP	0.074% due 3/1/13	1,175
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Face Amount†	Security	Value
TIME DEPOSITS — 2.4%—(continued)
24 ZAR	4.200% due 3/1/13	$ 3
15,656,703	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	15,656,704
	TOTAL TIME DEPOSITS (Cost — $15,660,381)	15,660,381
	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,849,257)	15,849,257
	TOTAL INVESTMENTS — 99.4% (Cost — $495,255,484#)	659,205,946
	Cash and Other Assets in Excess of Liabilities — 0.6%	3,863,934
	TOTAL NET ASSETS — 100.0%	$ 663,069,880

*	Non-income producing security.
†	Face amount denominated in U.S. dollars unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Illiquid security.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.4%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
EUR	—	Euro Dollar
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
ZAR	—	South African Rand
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Summary of Investments by Security Sector*
Financials	27.5%
Information Technology	14.5
Materials	11.1
Energy	10.5
Telecommunication Services	9.5
Consumer Discretionary	7.9
Consumer Staples	7.5
Industrials	6.4
Utilities	1.3
Funds	1.0
Health Care	0.4
Short-Term Investments	2.4
100.0%

*As a percentage of total investments.
For details of other financial instruments held by this Fund, refer to Note 3.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
MORTGAGE-BACKED SECURITIES — 25.9%
FHLMC — 5.9%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 12,547		11.500% due 10/1/15	$ 12,628
1,453		9.500% due 6/1/16	1,460
47,873		8.500% due 11/1/16 — 7/1/17	48,534
15,279		8.000% due 1/1/17 — 6/1/17	15,704
50,106		2.636% due 12/1/34(a)	53,245
52,164		2.807% due 1/1/35(a)	55,987
574,018		2.836% due 3/1/36 — 5/1/37(a)	609,209
49,756		2.139% due 2/1/37(a)	52,503
120,189		2.192% due 5/1/37(a)	126,409
1,016,978		5.928% due 5/1/37(a)	1,097,184
117,604		3.136% due 3/1/41(a)	123,748
283,147		2.049% due 7/1/42(a)	293,593
		Gold:
8,960,723		5.500% due 10/1/13 — 2/1/40	9,889,114
1,178,447		6.500% due 7/1/14 — 9/1/39	1,320,525
1,725,225		6.000% due 5/1/16 — 6/1/39	1,892,337
7,200		8.500% due 2/1/18	7,899
1,463,334		5.000% due 6/1/21 — 4/1/41	1,586,505
19,364,679		4.000% due 10/1/25 — 6/1/42	20,868,678
5,528,526		3.500% due 12/1/25 — 2/1/43	5,883,341
2,905,027		2.500% due 11/1/27	3,022,136
4,478,998		4.500% due 4/1/29 — 8/1/41	4,863,577
2,598,589		3.000% due 1/1/43 — 2/1/43	2,680,479
		TOTAL FHLMC	54,504,795
FNMA — 14.1%
		Federal National Mortgage Association (FNMA):
15,232,719		4.000% due 5/1/13 — 1/1/43	16,473,523
4,818,006		5.500% due 2/1/14 — 5/1/40	5,274,881
1,948		8.500% due 4/1/17	2,160
7,927		8.000% due 8/1/17	8,226
1,096,205		5.177% due 5/1/19	1,257,271
1,221,666		4.761% due 2/1/20	1,423,425
1,234,438		4.671% due 7/1/20	1,438,596
1,145,000		3.459% due 11/1/20	1,258,736
1,287,643		3.975% due 11/1/20	1,456,117
4,395,470		6.000% due 9/1/21 — 10/1/40	4,847,698
1,640,000		6.000% due 5/1/43(b)	1,798,363
131		9.500% due 11/1/21	134
4,692,945		5.000% due 12/1/21 — 7/1/40	5,102,538
1,209,645		2.646% due 10/1/22	1,266,467
4,715,470		2.500% due 12/1/22 — 10/1/42	4,859,050
10,305,000		2.500% due 3/1/43 — 4/1/43(b)	10,688,221
8,492,409		4.500% due 3/1/24 — 12/1/41	9,198,393
21,126,332		3.500% due 11/1/25 — 12/1/25	22,543,086
6,200,000		3.500% due 3/1/43(b)	6,557,469
5,107,503		3.000% due 8/1/26 — 7/1/27	5,325,102
18,110,000		3.000% due 4/1/43(b)	18,727,265
374,264		7.000% due 9/1/26 — 4/1/37	422,117
45,621		2.690% due 3/1/30(a)	45,817
738,672		2.678% due 3/1/34(a)	778,712
151,438		2.545% due 12/1/34(a)	160,825
14,412		2.607% due 12/1/34(a)	15,343
206,450		2.666% due 9/1/35(a)	220,325
161,109		2.071% due 10/1/35(a)	168,975
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
FNMA — 14.1%—(continued)
$ 224,195		2.155% due 10/1/35(a)	$ 236,009
43,811		2.113% due 11/1/35(a)	46,041
109,874		2.116% due 11/1/35(a)	115,224
52,915		2.125% due 11/1/35(a)	55,636
43,193		2.128% due 11/1/35(a)	45,513
233,351		2.139% due 11/1/35(a)	244,710
37,074		2.151% due 11/1/35(a)	38,957
554,227		2.292% due 1/1/36(a)	588,867
236,262		5.796% due 6/1/36(a)	256,127
515,529		3.010% due 8/1/36(a)	550,916
602,827		6.206% due 9/1/36(a)	650,476
70,286		2.871% due 12/1/36(a)	75,356
296,037		5.841% due 2/1/37(a)	320,478
622,421		2.497% due 4/1/37(a)	657,903
670,075		5.516% due 4/1/37(a)	718,552
655,823		5.697% due 5/1/37(a)	705,525
516,500		5.898% due 8/1/37(a)	560,186
811,918		6.500% due 9/1/37 — 5/1/40	908,902
182,265		2.970% due 2/1/41(a)	191,380
460,608		3.235% due 7/1/41(a)	485,424
278,825		2.020% due 7/1/42(a)	289,051
89,750		2.327% due 7/1/42(a)	93,540
		TOTAL FNMA	129,153,608
GNMA — 5.9%
		Government National Mortgage Association (GNMA):
2,640		9.500% due 12/15/16 — 8/15/17	2,667
11,871		8.500% due 5/15/17 — 5/15/30	13,087
3,176		9.000% due 8/15/30 — 9/15/30	3,467
11,907		4.500% due 9/15/33	13,085
284,115		6.000% due 12/15/33 — 5/15/38	322,216
474,235		6.500% due 1/15/34 — 10/15/38	540,346
1,996,684		5.000% due 10/15/34 — 9/15/40	2,194,714
306,899		5.500% due 5/15/37 — 6/15/38	336,731
895,301		4.000% due 6/15/41 — 7/15/41	988,973
27,000,000		3.000% due 3/1/43 — 4/1/43(b)	28,278,594
		Government National Mortgage Association II (GNMA):
7,808		8.500% due 1/20/17	8,596
9,419		9.000% due 4/20/17 — 11/20/21	10,771
101,554		1.625% due 2/20/26 — 10/20/27(a)	105,918
1,219		8.000% due 3/20/30	1,552
33,118		2.000% due 5/20/30(a)	34,613
1,257,039		6.000% due 2/20/35 — 4/20/41	1,439,465
8,894,732		4.500% due 1/20/40 — 10/20/41	9,774,276
910,752		5.000% due 7/20/40 — 9/20/41	1,008,980
1,049,806		4.000% due 11/20/40 — 7/20/42	1,135,988
2,015,799		3.500% due 12/20/42 — 2/20/43	2,163,677
2,760,000		3.500% due 3/1/42 (b)	2,958,375
523,846		3.000% due 1/20/43	549,618
2,135,000		3.000% due 3/15/43(b)	2,236,412
		TOTAL GNMA	54,122,121
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $232,158,665)	237,780,524
ASSET-BACKED SECURITIES — 1.3%
Automobiles — 0.2%
941,061	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	944,922
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
ASSET-BACKED SECURITIES — 1.3%—(continued)
Automobiles — 0.2%—(continued)
$ 960,000	AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	$ 967,049
		Total Automobiles	1,911,971
Credit Card — 0.1%
895,000	AAA	Arran Funding Ltd., Series 2012-1A, Class A1, 0.901% due 7/15/15 (a)(c)	896,377
Student Loan — 1.0%
784,805	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.400% due 3/25/42 (a)(c)	727,066
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.151% due 10/25/35 (a)(c)	813,436
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39 (a)	453,332
		SLM Student Loan Trust:
189,931	AA+	Series 2003-4, Class A5A, 1.058 due 3/15/33 (a)(c)	188,388
500,000	AAA	Series 2003-11, Class A6, 0.598 due 12/15/25 (a)(c)	494,128
900,000	AAA	Series 2005-4, Class A3, 0.421 due 1/25/27 (a)	881,490
880,000	AA+	Series 2005-5, Class A5, 1.051 due 10/25/40 (a)	861,135
1,615,100	AAA	Series 2010-A, Class 2A, 3.451 due 5/16/44 (a)(c)	1,713,330
782,564	AAA	Series 2012-A, Class A1, 1.601 due 8/15/25 (a)(c)	794,965
705,000	AAA	Series 2012-C, Class A2, 3.310 due 10/15/46 ©	750,944
680,000	AAA	Series 2012-D, Class A2, 2.950 due 2/15/46 ©	716,375
752,758	AAA	Series 2012-E, Class A1, 0.951 due 10/16/23 (a)(c)	756,670
		Total Student Loan	9,151,259
		TOTAL ASSET-BACKED SECURITIES (Cost — $11,690,896)	11,959,607
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
		Accredited Mortgage Loan Trust:
109,070	BB	Series 2005-3, Class A1, 0.440% due 9/25/35 (a)	107,179
2,800,000	CCC	Series 2007-1, Class A4, 0.422% due 2/25/37 (a)	1,556,717
106,090	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.692% due 11/25/33 (a)	103,618
		Adjustable Rate Mortgage Trust:
2,205,860	CCC	Series 2005-10, Class 3A11, 5.018% due 1/25/36 (a)	2,077,299
2,840,826	CCC	Series 2005-10, Class 3A31, 5.018% due 1/25/36 (a)	2,692,248
153,646	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.852% due 6/25/29 (a)	97,749
900,183	CCC	American Home Mortgage Assets, Series 2006-1, Class 2A1, 0.392% due 5/25/46 (a)	623,500
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.690% due 5/17/60 (a)(c)	886,724
733,600	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.902% due 6/25/34 (a)	705,572
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.477% due 9/25/34 (a)	93,141
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.682% due 6/25/35 (a)	1,664,691
5,500,000	B+	Series 2006-HE3, Class A5, 0.472% due 3/25/36 (a)	2,255,800
5,125,486	AA+	Avoca CLO I BV, Series III-X, Class A, 0.743% due 9/15/21 (a)	6,609,750
855,000	A+	Banc of America Commercial Mortgage Inc., Series 2007-2, Class A4, 5.634% due 4/10/49 (a)	994,443
		Banc of America Funding Corp.:
1,378	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	1,457
886,261	A+	Series 2006-G, Class 2A3, 0.371% due 7/20/36 (a)	877,007
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43 (a)	1,378,733
117,000	AA	Series 2006-1, Class AM, 5.421% due 9/10/45 (a)	129,393
80,000	A	Series 2006-2, Class AM, 5.767% due 5/10/45 (a)	90,036
619,678	Aaa(d)	Series 2007-1, Class A3, 5.449% due 1/15/49	635,956
194,490	AA+	Banc of America Mortgage Securities Inc., Series 2004-F, Class 1A1, 2.998% due 7/25/34 (a)	193,471
196,924	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.879% due 2/28/44 (a)	193,429
		Bear Stearns Adjustable Rate Mortgage Trust:
15,617	AA+	Series 2002-11, Class 1A1, 2.761% due 2/25/33 (a)	15,796
338,213	A+	Series 2005-2, Class A2, 2.793% due 3/25/35 (a)	341,875
302,450	CCC	Series 2005-4, Class 3A1, 2.957% due 8/25/35 (a)	271,569
784,843	D	Series 2007-3, Class 1A1, 3.071% due 5/25/47 (a)	634,665
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%—(continued)
		Bear Stearns ALT-A Trust:
$ 395,667	CCC	Series 2005-2, Class 2A4, 2.855% due 4/25/35 (a)	$ 343,657
314,520	B	Series 2005-4, Class 23A2, 2.782% due 5/25/35 (a)	308,431
		Bear Stearns Asset Backed Securities Trust:
1,130,155	AAA	Series 2005-TC2, Class A3, 0.572% due 8/25/35 (a)	1,113,953
590,623	CCC	Series 2007-HE7, Class 1A1, 1.202% due 10/25/37 (a)	501,289
		Bear Stearns Commercial Mortgage Securities:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40 (a)	231,645
1,540,000	Aaa(d)	Series 2005-T20, Class A4A, 5.146% due 10/12/42 (a)	1,695,047
818,312	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.202% due 3/25/37 (a)(c)	804,653
425,000	AAA	CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.028% due 10/15/25	449,116
1,700,000	BB+	Centex Home Equity, Series 2006-A, Class AV4, 0.452% due 6/25/36 (a)	1,447,981
		Chase Funding Mortgage Loan Asset-Backed Certificates:
750	AAA	Series 2002-2, Class 2A1, 0.702% due 5/25/32 (a)	721
967	AAA	Series 2002-3, Class 2A1, 0.842% due 8/25/32 (a)	799
678,421	BB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 3.007% due 2/25/37 (a)	676,679
		Countrywide Alternative Loan Trust:
578,221	CCC	Series 2005-24, Class 4A1, 0.431% due 7/20/35 (a)	468,036
387,259	CCC	Series 2005-27, Class 2A3, 1.734% due 8/25/35 (a)	300,254
1,031,252	CCC	Series 2006-OA17, Class 1A1A, 0.396% due 12/20/46 (a)	686,428
844,057	D	Series 2006-OA9, Class 2A1A, 0.411% due 7/20/46 (a)	447,152
		Countrywide Asset-Backed Certificates:
1,556	CCC	Series 2001-BC3, Class A, 0.682% due 12/25/31 (a)	1,025
5,025	AAA	Series 2002-3, Class 1A1, 0.942% due 5/25/32 (a)	4,589
12,759	AAA	Series 2003-BC2, Class 2A1, 0.802% due 6/25/33 (a)	12,531
27,612	AAA	Series 2004-SD4, Class A1, 0.582% due 12/25/34 (a)(c)	27,397
38,673	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	38,860
588,499	CCC	Series 2006-SD3, Class A1, 0.532% due 7/25/36 (a)(c)	368,436
40,508	BBB	Series 2007-8, Class 2A1, 0.262% due 11/25/37 (a)	40,440
649,316	AA-	Series 2007-13, Class 2A2, 1.002% due 10/25/47 (a)	526,478
		Countrywide Home Loan Mortgage Pass Through Trust:
53,197	CCC	Series 2004-R2, Class 1AF1, 0.622% due 11/25/34 (a)(c)	45,416
259,421	D	Series 2005-11, Class 3A3, 2.712% due 4/25/35 (a)	153,661
161,782	Caa3(d)	Series 2005-11, Class 6A1, 0.502% due 3/25/35 (a)	130,807
432,661	CC	Series 2005-R1, Class 1AF1, 0.562% due 3/25/35 (a)(c)	370,681
		Credit Suisse First Boston Mortgage Securities Corp.:
685,554	AA+	Series 2004-AR7, Class 2A1, 2.976% due 11/25/34 (a)	693,308
480,095	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	421,447
817,213	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	845,088
2,800,000	Aaa(d)	Series 2010-UD1, Class A, 5.762% due 12/18/49 (a)(c)	3,251,668
		Credit Suisse Mortgage Capital Certificates:
975,000	AA+	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,098,188
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	425,059
440,000	Aa3(d)	Series 2006-C8, Class AM, 5.347% due 12/10/46	497,013
693,040	Aaa(d)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	723,867
310,000	BB+	Series 2007-C2, Class AM, 5.615% due 1/15/49 (a)	346,977
325,954	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35	335,723
		DBRR Trust:
560,000	Aaa(d)	Series 2011-LC2, Class A4A, 4.537% due 7/12/44 (a)(c)	643,690
961,469	Aaa(d)	Series 2012-EZ1, Class A, 0.946% due 9/25/45 (c)	964,536
855,000	NR	Series 2013-EZ2, Class A, 0.853% due 2/25/43 (a)(c)	855,000
171,404	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.602% due 11/19/44 (a)	94,007
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.690% due 1/15/25 (a)(c)	649,344
		EMC Mortgage Loan Trust:
5,257	B(e)	Series 2002-B, Class A1, 0.852% due 2/25/41 (a)(c)	4,750
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%—(continued)
$ 27,285	BBB-	Series 2003-A, Class A1, 0.752% due 8/25/40 (a)(c)	$ 25,428
1,096,983	BB+	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.752% due 9/25/33 (a)	1,047,995
180,000	AAA	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.958% due 12/5/31 (c)	183,791
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 26.519% due 2/15/24 (a)	8,684
730,025	NR	Series T-61, Class 1A1, 1.572% due 7/25/44 (a)	748,863
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
70,989	AAA(e)	Series 2808, Class FT, 0.551% due 4/15/33 (a)	71,061
100,133	NR	Series 3062, Class MC, 5.250% due 3/15/35	101,984
3,091,207	NR	Series 3349, Class AS, 6.299% due 7/15/37 (a)	508,159
723,372	NR	Series 3451, Class SB, 5.829% due 5/15/38 (a)	74,303
432,752	NR	Series 3621, Class SB, 6.029% due 1/15/40 (a)	55,082
6,119,299	NR	Series 3866, Class SA, 5.749% due 5/15/41 (a)	700,842
1,407,249	NR	Series 3947, Class SG, 5.749% due 10/15/41 (a)	344,321
369,326	NR	Series 3997, Class SK, 6.399% due 11/15/41 (a)	86,646
287,000	NR	Series 4057, Class BS, 5.849% due 9/15/39 (a)	63,534
772,880	NR	Series 4057, Class SA, 5.849% due 4/15/39 (a)	175,565
95,379	NR	Series 4063, Class S, 5.749% due 6/15/42 (a)	21,775
396,093	NR	Series 4120, Class SV, 5.949% due 10/15/42 (a)	105,535
449,337	NR	Series R007, Class ZA, 6.000% due 5/15/36	518,552
		Federal National Mortgage Association (FNMA):
32,076	NR	Series 2000-34, Class F, 0.652% due 10/25/30 (a)	32,212
172,797	NR	Series 2000-T6, Class A3, 3.918% due 1/25/28 (a)	184,656
50,483	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	52,196
25,407	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	27,022
1,723,412	NR	Series 2012-M12, Class 1A, 2.840% due 8/25/22 (a)	1,823,794
1,335,622	NR	Series 2012-M15, Class A, 2.657% due 10/25/22 (a)	1,398,855
		Federal National Mortgage Association (FNMA), Interest Strip:
463,170	NR	Series 409, Class C13, 3.500% due 11/25/41	45,396
953,111	NR	Series 409, Class C18, 4.000% due 4/25/42	143,660
218,864	NR	Series 409, Class C22, 4.500% due 11/25/39	24,474
		Federal National Mortgage Association (FNMA), REMICS:
86,636	NR	Series 2002-34, Class FE, 0.602% due 5/18/32 (a)	87,144
145,023	NR	Series 2004-38, Class FK, 0.552% due 5/25/34 (a)	145,476
987,642	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	1,082,313
319,937	NR	Series 2005-27, Class ND, 5.500% due 3/25/32	324,959
145,591	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	148,530
58,532	NR	Series 2005-69, Class LE, 5.500% due 11/25/33	59,856
3,460,169	NR	Series 2006-27, Class SH, 6.498% due 4/25/36 (a)	572,797
3,564,966	NR	Series 2006-51, Class SP, 6.448% due 3/25/36 (a)	637,844
2,154,540	NR	Series 2007-68, Class SC, 6.498% due 7/25/37 (a)	299,713
3,619,463	NR	Series 2008-18, Class SM, 6.798% due 3/25/38 (a)	552,872
850,109	NR	Series 2009-101, Class NS, 5.958% due 12/25/39 (a)	99,700
338,801	NR	Series 2010-118, Class YB, 6.298% due 10/25/40 (a)	44,955
579,446	NR	Series 2010-142, Class SM, 6.328% due 12/25/40 (a)	86,436
1,399,680	NR	Series 2010-27, Class SG, 4.798% due 4/25/40 (a)	126,722
555,000	NR	Series 2011-52, Class GB, 5.000% due 6/25/41	630,936
1,237,960	NR	Series 2011-87, Class SJ, 5.748% due 9/25/41 (a)	178,570
931,086	NR	Series 2011-90, Class QI, 5.000% due 5/25/34	113,713
597,723	NR	Series 2011-96, Class BS, 6.228% due 5/25/41 (a)	81,975
780,000	NR	Series 2011-99, Class DB, 5.000% due 10/25/41	899,555
180,181	NR	Series 2012-17, Class WS, 6.348% due 7/25/39 (a)	40,205
900,000	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	1,012,926
1,281,709	NR	Series 2012-51, Class B, 7.000% due 5/25/42	1,515,221
482,495	NR	Series 2012-63, Class DS, 6.348% due 3/25/39 (a)	116,369
95,008	NR	Series 2012-70, Class YS, 6.448% due 2/25/41 (a)	22,583
600,000	NR	Series 2012-74, Class SA, 6.448% due 3/25/42 (a)	118,708
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%—(continued)
$ 100,000	NR	Series 2012-75, Class AO, 0.000% due 3/25/42 (f)	$ 95,432
4,746,750	NR	Series 2012-84, Class KS, 5.798% due 8/25/42 (a)	580,500
293,816	NR	Series 2012-93, Class SG, 5.898% due 9/25/42 (a)	72,177
690,627	NR	Series 2012-111, Class JS, 5.898% due 7/25/40 (a)	176,164
2,200,000	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	2,649,783
1,300,000	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,511,675
761,404	NR	Series 3957, Class BA, 4.000% due 1/15/39	779,615
		FHLMC Multifamily Structured Pass Through Certificates:
2,995,381	NR	Series K006, Class AX1, 1.045% due 1/25/20 (a)	177,641
2,238,113	NR	Series K007, Class X1, 1.227% due 4/25/20 (a)	149,531
1,813,118	NR	Series K008, Class X1, 1.673% due 6/25/20 (a)	169,946
925,311	NR	Series K009, Class X1, 1.504% due 8/25/20 (a)	76,133
1,137,178	AAA(e)	Series K016, Class X1, 1.581% due 10/25/21 (a)	124,555
743,777	AAA(e)	Series K017, Class X1, 1.455% due 12/25/21 (a)	74,337
1,498,153	AAA(e)	Series K021, Class X1, 1.514% due 6/25/22 (a)	167,679
409,826	Aaae(d)	Series K024, Class X1, 0.906% due 9/25/22 (a)	28,016
4,325,274	NR	Series K702, Class X1, 1.556% due 2/25/18 (a)	289,806
4,000,000	CCC	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2D, 0.442% due 10/25/36 (a)	2,295,624
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	808,577
380,000	BBB(e)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.740% due 4/25/45 (a)(c)	373,607
325,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	370,539
778,167	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.952% due 2/25/31 (a)(c)	742,470
		Government National Mortgage Association (GNMA):
66,594	NR	Series 2000-35, Class F, 0.752% due 12/16/25 (a)	67,477
61,395	NR	Series 2002-21, Class FV, 0.602% due 3/16/32 (a)	62,033
4,517,183	NR	Series 2008-51, Class GS, 6.028% due 6/16/38 (a)	903,750
481,834	NR	Series 2009-106, Class SU, 5.999% due 5/20/37 (a)	72,553
155,061	NR	Series 2010-107, Class SG, 5.949% due 2/20/38 (a)	18,536
480,339	NR	Series 2010-113, Class BS, 5.799% due 9/20/40 (a)	76,898
421,995	NR	Series 2010-121, Class SE, 5.799% due 9/20/40 (a)	73,717
627,499	NR	Series 2010-3, Class MS, 6.349% due 11/20/38 (a)	91,178
171,704	NR	Series 2010-31, Class GS, 6.299% due 3/20/39 (a)	25,688
1,272,077	NR	Series 2010-35, Class AS, 5.549% due 3/20/40 (a)	200,061
420,811	NR	Series 2010-85, Class HS, 6.449% due 1/20/40 (a)	72,112
409,642	NR	Series 2010-93, Class PS, 6.499% due 6/20/35 (a)	37,667
252,130	NR	Series 2011-11, Class SA, 5.799% due 1/20/41 (a)	39,279
48,311	NR	Series 2011-32, Class S, 5.798% due 3/16/41 (a)	5,756
193,950	NR	Series 2011-32, Class SD, 5.799% due 3/20/41 (a)	30,774
601,174	NR	Series 2011-40, Class SA, 5.928% due 2/16/36 (a)	64,150
253,475	NR	Series 2011-70, Class BS, 6.498% due 12/16/36 (a)	32,691
511,043	NR	Series 2011-141, Class HS, 5.899% due 10/20/41 (a)	107,218
169,199	NR	Series 2011-146, Class YS, 6.448% due 11/16/41 (a)	42,066
761,939	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.898% due 9/20/44 (a)	1,140,262
		Greenwich Capital Commercial Funding Corp.:
180,000	A-	Series 2006-GG7, Class A4, 5.862% due 7/10/38 (a)	204,284
90,000	BB+	Series 2006-GG7, Class AM, 5.862% due 7/10/38 (a)	101,212
		GS Mortgage Securities Corp. II:
825,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	883,573
1,925,000	Aaa(d)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,109,892
300,000	BBB-	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.791% due 8/10/45 (a)	344,385
178,602	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.552% due 9/25/35 (a)(c)	154,482
254,173	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.661% due 9/25/35 (a)	262,750
		Harborview Mortgage Loan Trust:
712,856	BBB+	Series 2004-5, Class 2A6, 2.643% due 6/19/34 (a)	703,139
206,479	D	Series 2006-2, Class 1A, 2.922% due 2/25/36 (a)	162,343
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%—(continued)
		Home Equity Asset Trust:
$ 241,672	BBB+	Series 2007-1, Class 2A1, 0.262% due 5/25/37 (a)	$ 240,179
22,946	BBB	Series 2007-2, Class 2A1, 0.312% due 7/25/37 (a)	22,762
1,168,437	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.392% due 12/25/35 (a)	1,142,980
4,800	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.002% due 3/25/33 (a)	4,630
		Indymac Index Mortgage Loan Trust:
105,934	CCC	Series 2004-AR15, Class 1A1, 2.666% due 2/25/35 (a)	96,360
134,940	CCC	Series 2005-AR15, Class A2, 4.776% due 9/25/35 (a)	125,383
1,394,709	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.362% due 8/25/36 (a)	570,536
		JPMorgan Chase Commercial Mortgage Securities Corp.:
62,601	Aaa(d)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	62,608
101,000	BBB+	Series 2006-LDP8, Class AM, 5.440% due 5/15/45	112,944
65,000	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	73,720
390,000	BBB-	Series 2007-CB20, Class AM, 5.879% due 2/12/51 (a)	457,608
3,223,164	Aaa(d)	Series 2012-CBX, Class XA, 2.046% due 6/15/45 (a)	373,309
138,817	BBB+	JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2, step bond to yield, 5.453% due 11/25/36	138,604
		JPMorgan Mortgage Trust:
116,190	BBB+	Series 2005-A1, Class 6T1, 4.882% due 2/25/35 (a)	118,082
38,491	Caa1(d)	Series 2006-S2, Class 2A2, 5.875% due 6/25/21	37,603
		LB-UBS Commercial Mortgage Trust:
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	394,836
140,000	BBB-	Series 2007-C7, Class AM, 6.188% due 9/15/45 (a)	163,558
		Lehman XS Trust:
238,309	CCC	Series 2005-5N, Class 1A1, 0.502% due 11/25/35 (a)	195,428
186,308	D	Series 2005-7N, Class 1A1B, 0.502% due 12/25/35 (a)	79,707
		MASTR Adjustable Rate Mortgages Trust:
1,900,000	A+	Series 2004-13, Class 3A7, 2.629% due 11/21/34 (a)	1,998,390
114,363	AA+	Series 2004-4, Class 4A1, 2.745% due 5/25/34 (a)	113,255
1,025,757	AA+	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.502% due 10/25/32 (a)	1,040,812
505,466	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.452% due 7/25/37 (a)	284,757
		Merrill Lynch Mortgage Investors Inc.:
148,201	A+	Series 2004-A3, Class 4A3, 5.048% due 5/25/34 (a)	150,637
2,097,360	AAA	Series 2006-FF1, Class A2C, 0.402% due 8/25/36 (a)	2,033,022
860,000	Aaa(d)	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.864% due 8/12/39 (a)	907,165
772,005	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	834,930
65,223	B1(d)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.339% due 4/25/35 (a)	63,184
		Morgan Stanley Capital I:
279,261	Aaa(d)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	279,245
293,094	AAA	Series 2004-SD3, Class A, 0.662% due 6/25/34 (a)(c)	281,530
480,000	BBB	Series 2007-HQ12, Class A5, 5.587% due 4/12/49 (a)	537,933
200,000	BBB+	Series 2007-IQ14, Class A4, 5.692% due 4/15/49 (a)	230,564
488,390	A+	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.688% due 10/25/34 (a)	486,770
2,130,000	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.682% due 7/25/35 (a)	2,095,101
650,000	AAA	Oak Hill Credit Partners VII Ltd., Series 2012-7A, Class A, 1.709% due 11/20/23 (a)(c)	650,637
		Option One Mortgage Loan Trust:
2,449	A+	Series 2002-6, Class A2, 1.002% due 11/25/32 (a)	2,300
13,299	A+	Series 2003-1, Class A2, 1.042% due 2/25/33 (a)	12,108
374,048	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.532% due 5/25/35 (a)	371,454
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.690% due 7/15/42 (a)(c)(g)	1,010,757
1,900,000	AAA	Series 2011-1A, Class 1A3, 1.495% due 7/15/42 (a)(c)	2,508,999
133,082	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.790% due 2/16/19 (a)(c)	133,108
		Popular ABS Mortgage Pass-Through Trust:
685,910	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	694,147
2,787,000	BBB+	Series 2006-C, Class A4, 0.452% due 7/25/36 (a)	2,029,602
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%—(continued)
		Prime Mortgage Trust:
$ 394,009	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (c)	$ 394,010
170,750	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (c)	172,595
1,634,412	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35 (c)	1,568,661
6,368	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	6,435
128,416	AA+	Residential Accredit Loans Inc., Series 2005-QA1, Class A1, 0.502% due 1/25/35 (a)	121,085
		Residential Asset Mortgage Products Inc.:
5,556	B-	Series 2003-RS4, Class AIIB, 0.862% due 5/25/33 (a)	4,570
1,220,044	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,197,795
350,548	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33 (a)	356,239
935,000	AAA	SLM Student Loan Trust, Series 2011-B, Class A2, 3.740% due 2/15/29 (c)	1,019,478
		Small Business Administration Participation Certificates:
54,985	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13	56,078
43,930	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	45,844
90,736	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	94,773
75,223	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	79,933
356,519	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	398,030
290,733	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	328,989
637,663	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	705,680
181,347	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.800% due 11/25/34 (a)	173,868
551,822	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.202% due 9/25/34 (a)	525,388
374,226	AA+	Structured Asset Mortgage Investments Inc., Series 2005-AR5, Class A3, 0.452% due 7/19/35 (a)	370,950
		Structured Asset Securities Corp.:
5,267	NR	Series 2002-14A, Class 2A1, 2.363% due 7/25/32 (a)	5,221
263,927	CC	Series 2005-RF3, Class 1A, 0.552% due 6/25/35 (a)(c)	214,171
838,682	BB	Series 2007-BC4, Class A3, 0.452% due 11/25/37 (a)	810,991
115,552	NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	121,951
180,000	AAA	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.317% due 12/10/45 (c)	184,655
684,294	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28 (a)	703,821
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.522% due 7/22/21 (a)(c)	291,333
625,000	AAA	Veritas CLO I Ltd., Series 2004-1A, Class B, 1.111% due 9/5/16 (a)(c)	621,113
		Wachovia Bank Commercial Mortgage Trust:
1,136,281	AAA	Series 2005-C17, Class APB, 5.037% due 3/15/42	1,145,764
330,000	A+	Series 2007-C30, Class A5, 5.342% due 12/15/43	375,324
		WaMu Mortgage Pass Through Certificates:
38,510	BBB+	Series 2004-AR11, Class A, 2.447% due 10/25/34 (a)	38,895
150,229	BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44 (a)	142,937
417,784	AA+	Series 2005-AR11, Class A1A, 0.522% due 8/25/45 (a)	393,629
1,089,319	AA+	Series 2005-AR13, Class A1A1, 0.492% due 10/25/45 (a)	1,029,394
397,213	BBB-	Series 2005-AR19, Class A1A2, 0.492% due 12/25/45 (a)	364,533
1,000,000	B-	Series 2005-AR4, Class A5, 2.501% due 4/25/35 (a)	946,858
2,754,862	BBB	Series 2006-AR1, Class 2A1A, 1.244% due 1/25/46 (a)	2,594,430
1,041,443	CCC	Series 2006-AR13, Class 2A, 2.571% due 10/25/46 (a)	940,325
577,515	CCC	Series 2007-HY4, Class 4A1, 2.535% due 9/25/36 (a)	499,975
899,194	CCC	Series 2007-OA2, Class 1A, 0.874% due 3/25/47 (a)	656,924
1,126,866	Ca(d)	Series 2007-OA2, Class 2A, 0.872% due 1/25/47 (a)	642,549
1,122,772	CCC	Series 2007-OA5, Class 1A, 0.924% due 6/25/47 (a)	944,578
		Wells Fargo Mortgage Backed Securities Trust:
1,553,593	Caa1(d)	Series 2006-12, Class A3, 6.000% due 10/25/36	1,507,368
503,431	CCC	Series 2006-AR2, Class 2A1, 2.641% due 3/25/36 (a)	505,704
125,629	Caa2(d)	Series 2006-AR7, Class 2A4, 2.619% due 5/25/36 (a)	113,762
		WF-RBS Commercial Mortgage Trust:
795,000	Aaa(d)	Series 2011-C2, Class A2, 3.791% due 2/15/44 (c)	857,545
1,035,000	Aaa(d)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,129,439
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%—(continued)
$ 2,041,219	Aaa(d)	Series 2012-C7, Class XA, 1.605% due 6/15/45 (a)(c)	$ 225,519
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $134,468,939)	134,446,194
CORPORATE BONDS & NOTES — 25.7%
Aerospace & Defense — 0.1%
300,000	A	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/1/16	348,056
		United Technologies Corp., Senior Unsecured Notes:
380,000	A	3.100% due 6/1/22	398,280
210,000	A	4.500% due 6/1/42	226,739
		Total Aerospace & Defense	973,075
Airlines — 0.5%
		Continental Airlines Inc., Pass Thru Certificates:
243,917	BBB+	6.648% due 9/15/17	261,308
389,563	BBB+	7.256% due 3/15/20	422,189
1,133,550	A-	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,309,250
625,706	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.665% due 8/15/16 (a)	602,242
625,000	BB+	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.740% due 11/15/16 (a)	566,250
352,954	A-	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	401,926
81,672	BBB+	UAL 2009-2A Pass Through Trust, Pass Thru Certificates, 9.750% due 1/15/17	94,535
826,493	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	954,599
		Total Airlines	4,612,299
Automobiles — 0.2%
540,000	A-	Daimler Finance North America LLC, Company Guaranteed Notes, 2.625% due 9/15/16 (c)	563,584
350,000	BB+	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	334,173
1,200,000	A-	Volkswagen International Finance NV, Company Guaranteed Notes, 0.918% due 4/1/14 (a)(c)	1,204,056
		Total Automobiles	2,101,813
Beverages — 0.8%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
300,000	A	5.375% due 1/15/20	362,402
620,000	A	5.000% due 4/15/20	734,448
585,000	A	2.500% due 7/15/22	574,750
260,000	A	3.750% due 7/15/42	246,537
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	609,074
403,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	472,122
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	202,777
2,400,000	BBB+	Foster's Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14 (c)(g)	2,552,755
120,000	BBB+	Heineken NV, Senior Notes, 1.400% due 10/1/17 (c)	119,751
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	52,097
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	451,055
310,000	A-	7.900% due 11/1/18	415,052
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17 (c)	211,247
390,000	BBB-	4.450% due 1/15/22 (c)	430,095
325,000	BBB+	SABMiller Holdings Inc., Company Guaranteed Notes, 3.750% due 1/15/22 (c)	347,938
		Total Beverages	7,782,100
Biotechnology — 0.0%
245,000	A+	Amgen Inc., Senior Unsecured Notes, 5.375% due 5/15/43	279,343
Capital Markets — 1.7%
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% due 6/1/43 (a)	375,750
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
15,000	A-	4.750% due 7/15/13	15,229
80,000	A-	5.250% due 10/15/13	82,261
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Capital Markets — 1.7%—(continued)
$ 70,000	A-	6.000% due 5/1/14	$ 74,125
3,400,000	A-	6.250% due 9/1/17	4,013,095
275,000	A-	2.375% due 1/22/18	278,910
950,000	A-	6.150% due 4/1/18	1,123,791
150,000	A-	7.500% due 2/15/19	189,888
1,000,000	A-	6.000% due 6/15/20	1,194,567
670,000	A-	5.750% due 1/24/22	787,438
630,000	A-	6.250% due 2/1/41	767,061
650,000	NR	Lehman Brothers Holdings Inc., 6.014% due 12/28/17 (g)(h)	0
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa2(d)	8.950% due 5/18/17 (a)	1,011,734
1,584,000	Baa2(d)	9.570% due 6/6/17 (a)	1,948,787
2,600,000	A-	6.875% due 4/25/18	3,155,469
600,000	Aaa(d)	Norddeutsche Landesbank Girozentrale, Pfandbriefe, 0.875% due 10/16/15 (c)	602,429
		Total Capital Markets	15,620,534
Chemicals — 0.1%
		Dow Chemical Co. (The), Senior Unsecured Notes:
100,000	BBB	3.000% due 11/15/22	97,990
100,000	BBB	4.375% due 11/15/42	96,166
160,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	178,047
200,000	BB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	236,000
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	68,916
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	234,858
		Total Chemicals	911,977
Commercial Banks — 5.5%
1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14 (c)	1,456,070
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20	246,500
200,000	AA-	ANZ New Zealand International Ltd., Bank Guaranteed Notes, 1.850% due 10/15/15 (c)	204,562
		Bank of America Corp., Senior Unsecured Notes:
380,000	A-	7.375% due 5/15/14	408,955
1,000,000	A-	4.500% due 4/1/15	1,064,084
530,000	A-	6.500% due 8/1/16	612,049
600,000	A-	5.625% due 10/14/16	678,404
290,000	A-	3.875% due 3/22/17	312,713
40,000	A-	5.750% due 12/1/17	46,342
5,760,000	A-	5.650% due 5/1/18	6,693,765
500,000	A-	5.000% due 5/13/21	565,016
305,000	A-	5.700% due 1/24/22	361,407
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	346,749
		Barclays Bank PLC:
1,200,000	A+	Senior Unsecured Notes, 5.200% due 7/10/14	1,271,216
1,800,000	BBB+	Subordinated Notes, 6.050% due 12/4/17 (c)(g)	2,013,907
		BBVA US Senior SAU, Bank Guaranteed Notes:
390,000	BBB-	3.250% due 5/16/14	393,820
370,000	BBB-	4.664% due 10/9/15	383,626
		BNP Paribas SA, Senior Unsecured Notes:
270,000	A+	2.375% due 9/14/17	276,871
90,000	A+	3.250% due 3/3/23	88,992
660,000	Baa1(d)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17 (c)	650,100
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	755,397
840,000	BBB	6.750% due 9/15/17	1,020,545
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 0.837% due 3/1/27 (a)	836,250
		Commonwealth Bank of Australia, Senior Unsecured Notes:
430,000	AA-	1.250% due 9/18/15	433,956
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Commercial Banks — 5.5%—(continued)
$ 210,000	AA-	5.000% due 10/15/19 (c)	$ 247,021
400,000	A-	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49 (a)(c)	537,292
660,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 9.750% due 6/29/49	704,055
		Credit Suisse AG:
		Covered Notes:
910,000	Aaa(d)	1.625% due 3/6/15 (c)	927,060
1,095,000	Aaa(d)	2.600% due 5/27/16 (c)	1,155,410
300,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	337,138
428,000	BB+	Eksportfinans ASA, Senior Unsecured Notes, 5.500% due 6/26/17	446,617
3,000,000	Aa3(d)	Export-Import Bank of Korea, Senior Unsecured Notes, 1.251% due 7/26/13 (a)(c)(g)	3,000,618
1,300,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (c)	1,447,148
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	A	6.000% due 8/9/17	1,884,219
4,100,000	A	4.875% due 8/24/20	4,633,517
		ING Bank NV:
200,000	AAA	Government Liquid Guaranteed Notes, 3.900% due 3/19/14 (c)	207,241
770,000	A+	Senior Unsecured Notes, 3.750% due 3/7/17 (c)	826,157
		Lloyds TSB Bank PLC:
400,000	BBB-	Bank Guaranteed Notes, 6.500% due 9/14/20 (c)	448,064
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49 (a)(c)	3,608,931
600,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49 (c)	630,388
1,500,000	A-	National City Bank, Subordinated Notes, 0.681% due 6/7/17 (a)	1,480,947
510,000	A	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21 (c)	552,239
		Royal Bank of Scotland Group PLC:
1,040,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49 (a)	1,107,600
		Senior Unsecured Notes:
70,000	A-	2.550% due 9/18/15	72,099
300,000	A-	6.400% due 10/21/19	359,545
200,000	BBB	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15 (c)	203,117
		UBS AG:
807,000	Aaa(d)	Covered Notes, 1.875% due 1/23/15 (c)	826,880
460,000	A	Senior Unsecured Notes, 3.875% due 1/15/15	489,493
630,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49 (a)	631,575
280,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	297,366
		Wells Fargo & Co.:
		Senior Unsecured Notes:
140,000	A+	2.100% due 5/8/17	144,785
240,000	A+	1.500% due 1/16/18	241,044
500,000	A+	3.500% due 3/8/22	528,390
		Subordinated Notes:
10,000	A	5.000% due 11/15/14	10,676
160,000	A	3.450% due 2/13/23	162,384
360,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	370,800
		Westpac Banking Corp.:
660,000	Aaa(d)	Covered Notes, 1.375% due 7/17/15 (c)	671,347
480,000	AA-	Senior Unsecured Notes, 4.875% due 11/19/19	563,978
		Total Commercial Banks	50,876,437
Commercial Services & Supplies — 0.0%
		Waste Management Inc., Company Guaranteed Notes:
40,000	BBB	4.600% due 3/1/21	45,235
70,000	BBB	7.375% due 5/15/29	91,218
		Total Commercial Services & Supplies	136,453
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Consumer Finance — 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
$ 1,400,000	BB+	7.000% due 10/1/13	$ 1,451,576
1,300,000	BB+	5.625% due 9/15/15	1,419,241
500,000	BB+	6.625% due 8/15/17	584,472
610,000	BB+	8.125% due 1/15/20	770,776
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17 (c)	100,950
		SLM Corp., Senior Unsecured Notes:
385,000	BBB-	0.601% due 1/27/14 (a)	382,296
380,000	BBB-	3.875% due 9/10/15	392,146
440,000	BBB-	8.000% due 3/25/20	510,950
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	410,783
		Total Consumer Finance	6,023,190
Containers & Packaging — 0.1%
310,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	334,412
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB-	3.500% due 3/1/20 (c)	122,178
50,000	BBB-	4.000% due 3/1/23 (c)	50,351
		Total Containers & Packaging	506,941
Distributors — 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14 (c)	314,770
Diversified Financial Services — 4.1%
		American Express Co.:
652,000	NR	Senior Unsecured Notes, 2.650% due 12/2/22	638,618
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66 (a)	333,638
1,500,000	BB(e)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21 (c)	1,515,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	24,094
2,280,000	A	7.250% due 2/1/18	2,845,433
400,000	A+	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15 (c)	418,264
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19 (c)	1,607,759
350,000	BB-	CIT Group Inc., Senior Unsecured Notes, 5.250% due 3/15/18	378,000
1,342,000	BBB+	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	1,549,908
3,000,000	Aaa(d)	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 1.004% due 7/16/13 (a)(c)	3,005,766
		Farmers Exchange Capital, Subordinated Notes:
1,300,000	A-	7.050% due 7/15/28 (c)	1,641,737
100,000	A-	7.200% due 7/15/48 (c)	123,005
195,000	BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	238,144
		General Electric Capital Corp.:
		Senior Unsecured Notes:
100,000	AA+	0.609% due 3/20/13 (a)	99,890
770,000	AA+	1.875% due 9/16/13	776,473
700,000	AA+	0.419% due 3/20/14 (a)	698,699
500,000	AA+	0.609% due 6/20/14 (a)	499,298
750,000	AA+	0.492% due 5/11/16 (a)	741,484
910,000	AA+	5.625% due 5/1/18	1,080,276
1,775,000	AA+	0.676% due 5/5/26 (a)	1,604,797
925,000	AA+	6.150% due 8/7/37	1,127,323
170,000	AA+	6.875% due 1/10/39	224,886
		Subordinated Notes:
500,000	AA	5.300% due 2/11/21	576,334
840,000	AA-	6.375% due 11/15/67 (a)	890,400
470,000	A-	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	563,102
160,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 8.000% due 1/15/18	171,800
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Diversified Financial Services — 4.1%—(continued)
$ 270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65 (a)(c)	$ 252,450
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14 (c)	536,250
880,000	BBB-	6.750% due 9/1/16 (c)	998,800
590,000	BBB-	7.125% due 9/1/18 (c)	692,512
200,000	A	John Deere Capital Corp., Unsecured Notes, 2.250% due 4/17/19	207,784
1,450,000	BBB	JPMorgan Chase Capital XIII, Limited Guaranteed Notes, 1.261% due 9/30/34 (a)	1,201,687
900,000	BBB	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.290% due 5/15/47 (a)	704,250
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
600,000	A	1.100% due 10/15/15	602,423
480,000	A	0.908% due 2/26/16 (a)	480,637
745,000	A	2.000% due 8/15/17	761,375
295,000	A	1.201% due 1/25/18 (a)	298,171
90,000	A	4.400% due 7/22/20	100,730
1,200,000	A	4.250% due 10/15/20	1,329,519
150,000	A	4.500% due 1/24/22	167,271
140,000	A	3.200% due 1/25/23	140,552
		Subordinated Notes:
295,000	A-	5.125% due 9/15/14	313,668
330,000	A-	5.150% due 10/1/15	360,865
630,000	A-	6.125% due 6/27/17	742,604
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30 (c)	2,165,367
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23 (c)	451,536
300,000	A+	SSIF Nevada LP, Bank Guaranteed Notes, 1.005% due 4/14/14 (a)(c)(g)	302,002
470,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	535,561
336,429	Baa2(d)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17 (c)	355,087
140,000	A-	Vesey Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.404% due 9/1/16	151,568
		Total Diversified Financial Services	37,226,797
Diversified Telecommunication Services — 0.5%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	181,446
620,000	A-	5.500% due 2/1/18	733,409
30,000	A-	5.600% due 5/15/18	35,831
320,000	A-	3.875% due 8/15/21	347,639
10,000	A-	6.300% due 1/15/38	12,225
80,000	A-	5.550% due 8/15/41	90,565
52,000	A-	4.350% due 6/15/45 (c)	49,129
180,000	A-	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	243,974
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	249,018
865,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 8.500% due 11/1/19	964,475
10,000	BBB	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	10,550
140,000	BBB-	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	185,290
		Verizon Communications Inc.:
165,000	A-	Company Guaranteed Notes, 5.125% due 6/15/33	170,090
		Senior Unsecured Notes:
32,000	A-	8.750% due 11/1/18	43,706
300,000	A-	2.450% due 11/1/22	288,378
280,000	A-	6.900% due 4/15/38	371,082
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	892,233
		Total Diversified Telecommunication Services	4,869,040
Electric Utilities — 1.5%
130,000	BB-	AES Corp. (The), Senior Unsecured Notes, 7.750% due 10/15/15	146,250
1,700,000	BBB+	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18	2,048,911
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Electric Utilities — 1.5%—(continued)
$ 213,000	BB-	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17 (c)	$ 227,644
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	270,083
250,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	301,166
		Dominion Resources Inc., Senior Unsecured Notes:
105,000	A-	7.195% due 9/15/14	114,815
390,000	A-	5.200% due 8/15/19	465,702
298,000	BB-	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	321,095
		Duke Energy Corp., Senior Unsecured Notes:
180,000	BBB	5.050% due 9/15/19	211,788
110,000	BBB	3.550% due 9/15/21	116,537
20,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	22,800
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,144,972
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	116,260
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	NR	2.750% due 3/15/18	99,990
240,000	NR	4.250% due 3/15/23	240,399
560,000	BB+	7.375% due 11/15/31	666,729
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	64,135
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	240,353
499,127	Ba1 (d)	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	542,525
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	963,433
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	310,207
275,000	BBB+	6.500% due 9/15/37	361,960
487,147	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	555,348
80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	102,569
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB	5.625% due 11/30/17	419,715
340,000	BBB	6.050% due 3/1/34	437,623
500,000	BB+	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	572,500
500,000	BBB	Progress Energy Inc., Senior Unsecured Notes, 4.875% due 12/1/19	578,681
800,000	BBB-	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	966,546
425,000	A-	Public Service Electric & Gas Co., Senior Secured Notes, 0.850% due 8/15/14	427,488
450,000	BBB+	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/1/19 (c)	614,945
		Virginia Electric & Power Co., Senior Unsecured Notes:
45,000	A-	6.000% due 5/15/37	59,009
190,000	A-	4.000% due 1/15/43	193,900
		Total Electric Utilities	13,926,078
Electronic Equipment, Instruments & Components — 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	365,872
Energy Equipment & Services — 0.1%
260,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21	276,129
180,000	BB-	Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes, 6.125% due 7/15/22	193,950
		Total Energy Equipment & Services	470,079
Food & Staples Retailing — 0.1%
420,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 2.750% due 12/1/22	417,395
292,578	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	345,210
160,000	BBB	Walgreen Co., Senior Unsecured Notes, 3.100% due 9/15/22	160,880
		Total Food & Staples Retailing	923,485
Food Products — 0.2%
370,000	BBB+	Kellogg Co., Senior Unsecured Notes, 3.125% due 5/17/22	380,806
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Food Products — 0.2%—(continued)
		Kraft Foods Group Inc., Senior Unsecured Notes:
$ 380,000	BBB	3.500% due 6/6/22	$ 398,596
100,000	BBB	5.000% due 6/4/42	109,584
348,000	BBB-	Mondelez International Inc., Senior Unsecured Notes, 5.375% due 2/10/20	415,621
		Safeway Inc., Senior Unsecured Notes:
20,000	BBB	3.950% due 8/15/20	20,371
230,000	BBB	4.750% due 12/1/21 (i)	239,792
		Total Food Products	1,564,770
Gas Utilities — 0.1%
185,000	BBB+	Sempra Energy, Senior Unsecured Notes, 6.000% due 10/15/39	231,711
500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	640,334
		Total Gas Utilities	872,045
Health Care Equipment & Supplies — 0.0%
		Medtronic Inc., Senior Unsecured Notes:
150,000	A+	4.450% due 3/15/20	171,938
100,000	A+	5.550% due 3/15/40	125,791
		Total Health Care Equipment & Supplies	297,729
Health Care Providers & Services — 0.5%
560,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 7.125% due 7/15/20	604,100
350,000	BBB-	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	412,622
120,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.500% due 9/15/18 (c)	136,200
		HCA Inc.:
210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22	242,025
		Senior Unsecured Notes:
120,000	B-	7.190% due 11/15/15	132,000
29,000	B-	6.500% due 2/15/16	31,791
100,000	BBB	Humana Inc., Senior Unsecured Notes, 3.150% due 12/1/22	98,732
330,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19 (c)	412,030
100,000	B+	Tenet Healthcare Corp., Senior Secured Notes, 4.500% due 4/1/21 (c)	98,875
705,000	A	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	743,280
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,669
30,000	A-	5.875% due 6/15/17	35,531
770,000	A-	3.125% due 5/15/22	772,550
530,000	A-	3.300% due 1/15/23	537,378
		Total Health Care Providers & Services	4,337,783
Hotels, Restaurants & Leisure — 0.0%
90,000	B	Boyd Gaming Corp., Company Guaranteed Notes, 9.000% due 7/1/20 (c)	92,700
Household Products — 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	B+	7.125% due 4/15/19	107,875
200,000	B+	7.875% due 8/15/19	222,000
		Total Household Products	329,875
Industrial Conglomerates — 0.2%
		Eaton Corp., Company Guaranteed Notes:
140,000	A-	1.500% due 11/2/17 (c)	140,459
410,000	A-	2.750% due 11/2/22 (c)	403,383
160,000	A-	4.150% due 11/2/42 (c)	156,177
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	170,641
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Industrial Conglomerates — 0.2%—(continued)
$ 525,000	AA+	2.700% due 10/9/22	$ 524,860
		Total Industrial Conglomerates	1,395,520
Insurance — 1.2%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	0.384% due 7/19/13 (a)	783,936
400,000	A-	5.450% due 5/18/17	459,671
500,000	A-	5.850% due 1/16/18	589,495
2,300,000	A-	8.250% due 8/15/18	3,004,474
155,000	A-	4.875% due 6/1/22	176,108
50,000	BBB-	ING US Inc., Company Guaranteed Notes, 2.900% due 2/15/18 (c)	50,397
525,000	A-	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	552,884
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	944,892
1,300,000	AA-	MetLife Institutional Funding II, Secured Notes, 1.625% due 4/2/15 (c)	1,323,023
350,000	AA-	Metropolitan Life Global Funding I, Secured Notes, 1.500% due 1/10/18 (c)	349,558
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24 (a)(c)	858,500
625,000	AA+	New York Life Global Funding, Secured Notes, 0.800% due 2/12/16 (c)	623,680
390,000	A	Prudential Financial Inc., Notes, 7.375% due 6/15/19	500,670
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39 (c)	389,691
		Total Insurance	10,606,979
Life Sciences Tools & Services — 0.0%
120,000	A-	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	124,580
Machinery — 0.0%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	439,076
Media — 1.0%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	140,725
555,000	BB-	8.125% due 4/30/20	620,906
210,000	BB-	6.500% due 4/30/21	224,700
370,000	CCC+	Cengage Learning Acquisitions Inc., Senior Secured Notes, 11.500% due 4/15/20 (c)	296,000
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	303,913
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	36,221
840,000	A-	5.700% due 5/15/18	1,012,056
250,000	A-	6.450% due 3/15/37	321,884
170,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39 (c)	251,865
1,000,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 3.500% due 3/1/16	1,059,057
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	20,675
50,000	BB-	6.625% due 10/1/14	53,500
25,000	BB-	7.125% due 2/1/16	27,937
180,000	BB-	6.750% due 6/1/21	201,150
470,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 10.000% due 7/15/17	508,188
		News America Inc., Company Guaranteed Notes:
60,000	BBB+	4.500% due 2/15/21	68,212
125,000	BBB+	8.500% due 2/23/25	172,099
25,000	BBB+	6.200% due 12/15/34	29,911
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	49,873
70,000	BBB	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	78,190
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	630,732
480,000	A-	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	569,804
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Media — 1.0%—(continued)
		Time Warner Cable Inc., Company Guaranteed Notes:
$ 350,000	BBB	6.750% due 7/1/18	$ 429,023
510,000	BBB	8.250% due 4/1/19	663,308
50,000	BBB	4.125% due 2/15/21	53,536
120,000	BBB	5.875% due 11/15/40	129,346
40,000	BBB	5.500% due 9/1/41	42,061
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	70,322
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	112,471
110,000	BBB	4.750% due 3/29/21	124,179
30,000	BBB	6.250% due 3/29/41	35,968
280,000	BBB	Turner Broadcasting System Inc., Company Guaranteed Notes, 8.375% due 7/1/13	286,972
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	121,195
		Total Media	8,745,979
Metals & Mining — 0.9%
1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,187,500
500,000	BBB+	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	537,008
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	472,856
230,000	A+	3.250% due 11/21/21	245,224
		Cliffs Natural Resources Inc., Senior Unsecured Notes:
350,000	BBB-	3.950% due 1/15/18	362,073
90,000	BBB-	4.800% due 10/1/20	92,510
40,000	BBB-	4.875% due 4/1/21	41,106
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14 (c)	105,867
295,000	A	3.750% due 11/4/20 (c)	311,349
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
220,000	B+	7.000% due 11/1/15 (c)	231,550
40,000	B+	6.375% due 2/1/16 (c)	41,800
30,000	B+	8.250% due 11/1/19 (c)	33,300
		Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes:
90,000	NR	2.375% due 3/15/18	89,991
100,000	NR	3.100% due 3/15/20	99,962
530,000	BBB	3.550% due 3/1/22	528,260
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
500,000	A-	9.000% due 5/1/19	696,566
200,000	A-	3.500% due 11/2/20	212,951
560,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	544,135
90,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 6.750% due 4/1/15	90,450
		Vale Overseas Ltd., Company Guaranteed Notes:
1,342,000	A-	4.375% due 1/11/22	1,403,319
260,000	A-	6.875% due 11/21/36	308,006
		Xstrata Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB+	1.800% due 10/23/15 (c)	323,657
60,000	BBB+	5.800% due 11/15/16 (c)	68,716
280,000	BBB+	2.450% due 10/25/17 (c)	284,717
		Total Metals & Mining	8,312,873
Oil, Gas & Consumable Fuels — 2.7%
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	317,812
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	160,275
75,000	BBB-	5.750% due 6/15/14	79,221
308,000	BBB-	5.950% due 9/15/16	354,429
917,000	BBB-	6.375% due 9/15/17	1,096,113
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Oil, Gas & Consumable Fuels — 2.7%—(continued)
		Apache Corp., Senior Unsecured Notes:
$ 540,000	A-	5.625% due 1/15/17	$ 628,173
70,000	A-	3.250% due 4/15/22	72,552
380,000	B-	Arch Coal Inc., Company Guaranteed Notes, 8.750% due 8/1/16 (i)	389,500
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/7/13	361,538
225,000	A	4.742% due 3/11/21	260,678
370,000	A	3.245% due 5/6/22	381,318
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	299,034
300,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	331,500
130,000	BB-	Cie Générale de Géophysique — Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	134,712
		Concho Resources Inc., Company Guaranteed Notes:
130,000	BB+	6.500% due 1/15/22	142,350
110,000	BB+	5.500% due 10/1/22	115,088
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	514,412
65,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	89,565
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	217,350
310,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	344,642
325,000	BB	El Paso Corp., Company Guaranteed Notes, 7.750% due 1/15/32	368,166
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	788,138
460,000	BBB-	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 6.500% due 4/1/20	558,071
		Energy Transfer Partners LP, Senior Unsecured Notes:
50,000	BBB-	5.200% due 2/1/22	56,289
158,000	BBB-	6.500% due 2/1/42	183,013
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	246,621
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB+	5.600% due 10/15/14	349,739
340,000	BBB+	6.300% due 9/15/17	410,567
150,000	BBB+	5.700% due 2/15/42	170,405
2,200,000	BBB	Gazprom OAO, Senior Unsecured Notes, 9.625% due 3/1/13	2,200,000
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	64,647
160,000	BBB	7.300% due 8/15/31	199,255
385,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	506,369
270,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	276,750
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
30,000	BBB	6.000% due 2/1/17	34,944
220,000	BBB	6.850% due 2/15/20	276,457
167,000	BBB	5.000% due 8/15/42	170,529
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	607,550
280,000	BBB	Noble Energy Inc., Senior Unsecured Notes, 4.150% due 12/15/21	306,872
		Occidental Petroleum Corp., Senior Unsecured Notes:
320,000	A	3.125% due 2/15/22	337,776
20,000	A	2.700% due 2/15/23	20,217
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,243,606
190,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 7.875% due 11/1/26	204,250
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	34,945
1,810,000	BBB	Petrobras International Finance Co. — Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	1,985,005
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	196,321
460,000	B	Plains Exploration & Production Co., Company Guaranteed Notes, 6.125% due 6/15/19	510,600
		QEP Resources Inc., Senior Unsecured Notes:
40,000	BB+	6.875% due 3/1/21	46,100
30,000	BB+	5.250% due 5/1/23	31,200
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	390,600
330,000	A+	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21 (c)	351,121
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Oil, Gas & Consumable Fuels — 2.7%—(continued)
$ 60,000	A+	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21 (c)	$ 67,360
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	89,000
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	417,462
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17 (c)	46,951
58,000	BBB-	8.000% due 3/1/32	82,545
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	575,888
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,749,540
		Transocean Inc., Company Guaranteed Notes:
333,000	BBB-	5.050% due 12/15/16	371,273
198,000	BBB-	6.000% due 3/15/18	227,251
300,000	BBB-	6.375% due 12/15/21	354,159
		Williams Cos., Inc., Senior Unsecured Notes:
793,000	BBB-	7.875% due 9/1/21	1,014,774
264,000	BBB-	7.500% due 1/15/31	325,857
166,000	BBB-	8.750% due 3/15/32	227,134
20,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22	21,100
		Total Oil, Gas & Consumable Fuels	24,986,679
Paper & Forest Products — 0.0%
240,000	BBB	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	248,035
Pharmaceuticals — 0.5%
		AbbVie Inc.:
880,000	A	Company Guaranteed Notes, 1.750% due 11/6/17 (c)	891,992
560,000	A	Senior Unsecured Notes, 2.900% due 11/6/22 (c)	560,785
		Actavis Inc., Senior Unsecured Notes:
445,000	BBB	5.000% due 8/15/14	471,037
110,000	BBB	1.875% due 10/1/17	111,051
820,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16	884,147
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	794,339
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	193,753
350,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	452,727
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23 (c)	60,481
		Total Pharmaceuticals	4,420,312
Real Estate Investment Trusts (REITs) — 1.2%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	831,730
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20 (c)	3,267,247
		HCP Inc., Senior Unsecured Notes:
750,000	BBB+	6.000% due 6/15/14	795,368
300,000	BBB+	2.625% due 2/1/20	302,233
		Health Care REIT Inc., Senior Unsecured Notes:
475,000	BBB-	6.125% due 4/15/20	560,966
1,395,000	BBB-	4.950% due 1/15/21	1,554,919
425,000	BBB-	6.500% due 3/15/41	507,247
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	686,076
1,300,000	BBB	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,412,575
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A-	7.500% due 6/2/14 (c)	501,813
250,000	A-	6.750% due 9/2/19 (c)	309,970
		Total Real Estate Investment Trusts (REITs)	10,730,144
Road & Rail — 0.1%
150,000	BBB+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.375% due 9/1/42	152,529
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15 (c)	539,067
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
CORPORATE BONDS & NOTES — 25.7%—(continued)
Road & Rail — 0.1%—(continued)
		Union Pacific Corp., Senior Unsecured Notes:
$ 43,000	A-	5.375% due 5/1/14	$ 45,354
84,000	A-	4.163% due 7/15/22	94,568
		Total Road & Rail	831,518
Semiconductors & Semiconductor Equipment — 0.0%
48,000	A-	Broadcom Corp., Senior Unsecured Notes, 2.700% due 11/1/18	50,959
Software — 0.1%
		Oracle Corp., Senior Unsecured Notes:
390,000	A+	1.200% due 10/15/17	390,401
395,000	A+	2.500% due 10/15/22	389,567
		Total Software	779,968
Specialty Retail — 0.2%
		QVC Inc., Senior Secured Notes:
385,000	BBB-	7.500% due 10/1/19 (c)	425,081
554,000	BBB-	7.375% due 10/15/20 (c)	614,441
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	755,861
		Total Specialty Retail	1,795,383
Tobacco — 0.4%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	210,829
136,000	BBB	9.700% due 11/10/18	190,029
260,000	BBB	9.250% due 8/6/19	362,599
230,000	BBB	4.750% due 5/5/21	258,723
350,000	BBB	2.850% due 8/9/22	343,931
358,000	A-	BAT International Finance PLC, Company Guaranteed Notes, 3.250% due 6/7/22 (c)	371,507
390,000	BBB	Imperial Tobacco Finance PLC, Company Guaranteed Notes, 2.050% due 2/11/18 (c)	392,796
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	248,158
240,000	A	4.500% due 3/20/42	252,718
		Reynolds American Inc., Company Guaranteed Notes:
300,000	BBB-	6.750% due 6/15/17	362,560
120,000	BBB-	3.250% due 11/1/22	119,573
160,000	BBB-	4.750% due 11/1/42	157,166
		Total Tobacco	3,270,589
Wireless Telecommunication Services — 0.4%
230,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	262,794
		GTE Corp., Company Guaranteed Notes:
548,000	A-	6.840% due 4/15/18	681,457
50,000	A-	6.940% due 4/15/28	65,124
470,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	554,600
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	76,453
140,000	BBB	5.134% due 4/27/20	144,953
1,370,000	BBB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,469,325
		Total Wireless Telecommunication Services	3,254,706
		TOTAL CORPORATE BONDS & NOTES (Cost — $213,284,286)	235,408,485
MUNICIPAL BONDS — 1.9%
California — 0.4%
		State of California, GO:
400,000	A	5.000%, due 6/1/37	436,768
900,000	A	5.000%, due 11/1/37	990,369
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
MUNICIPAL BONDS — 1.9%—(continued)
California — 0.4%—(continued)
$ 100,000	A	5.000%, due 12/1/37	$ 110,209
670,000	A	6.200%, due 10/1/19	827,604
275,000	A	6.650%, due 3/1/22	349,258
340,000	A	7.550%, due 4/1/39	494,789
		Total California	3,208,997
Delaware — 0.0%
300,000	AA+	Northstar Education Finance Inc., Student Loan Asset Backed Notes, GTDSTD-Insured, 1.413% due 1/29/46 (a)	267,395
Florida — 0.0%
500,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.263% due 12/1/36 (a)(j)	448,945
Illinois — 1.1%
5,900,000	AA	Chicago Transit Authority, 6.90% due 12/1/40	7,281,072
510,000	AA-	Chicago, IL, GO, Series A, FSA-Insured, 4.750% due 1/1/36	541,492
		State of Illinois, GO:
1,140,000	A-	5.100%, due 6/1/33	1,124,941
650,000	A-	5.665%, due 3/1/18	743,957
		Total Illinois	9,691,462
Minnesota — 0.1%
		Northstar Education Finance Inc. :
825,000	AA+	2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, 1.238% due 4/28/30(a)	779,477
325,000	AA+	Student Loan Asset Backed Notes, GTDSTD-Insured, 1.413% due 1/29/46(a)	289,678
		Total Minnesota	1,069,155
New York — 0.0%
190,000	AAA	New York City Municipal Water Finance Authority, Series 1289, 11.855% due 12/15/13 (a)(c)	223,292
Ohio — 0.1%
1,000,000	B-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34	870,670
Texas — 0.1%
675,000	AA	City of Houston TX, GO, 6.290% due 3/1/32	853,389
Virginia — 0.1%
608,996	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	665,450
		TOTAL MUNICIPAL BONDS (Cost — $15,151,328)	17,298,755
SOVEREIGN BONDS — 3.1%
Australia — 0.4%
3,100,000 AUD	Aaa(d)	Australia Government Bond, Senior Unsecured Notes, 5.500% due 12/15/13	3,245,530
Brazil — 0.2%
2,500,000 BRL	BBB	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	1,811,228
Canada — 0.5%
		Province of Ontario Canada:
		Senior Unsecured Notes:
410,000	AA-	0.950% due 5/26/15	414,235
900,000	AA-	2.300% due 5/10/16	946,178
3,600,000 CAD	AA-	Unsecured Notes, 3.150% due 6/2/22	3,626,959
		Total Canada	4,987,372
Colombia — 0.0%
270,000	BBB-	Colombia Government International Bond, Senior Unsecured Notes, 2.625% due 3/15/23	260,820
France — 0.1%
775,000	Aa1(d)	Caisse d'Amortissement de la Dette Sociale, Senior Unsecured Notes, 1.375% due 1/29/18 (c)	775,663
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
SOVEREIGN BONDS — 3.1%—(continued)
Germany — 1.0%
$ 7,100,000 EUR	Aaa(d)	Bundesschatzanweisungen, Bonds, 0.750% due 9/13/13	$ 9,320,984
Hong Kong — 0.1%
1,000,000	AAA	Hong Kong Government Bond, Unsecured Notes, 5.125% due 8/1/14 (c)(g)	1,061,746
Italy — 0.0%
95,000	Baa2(d)	Italy Government International Bond, Senior Unsecured Notes, 6.875% due 9/27/23	110,532
Japan — 0.1%
800,000	AA-	Japan Bank for International Cooperation, Government Liquid Guaranteed Notes, 2.875% due 2/2/15	837,812
Malaysia — 0.1%
		Malaysia Government Bond, Senior Unsecured Notes
1,350,000 MYR	A3(d)	3.835% due 8/12/15	444,667
515,000 MYR	A3(d)	4.262% due 9/15/16	173,032
		Total Malaysia	617,699
Mexico — 0.6%
		Mexican Bonos, Bonds
20,926,000 MXN	A-	8.000% due 6/11/20	1,960,355
32,637,000 MXN	A-	6.500% due 6/9/22	2,831,569
		Mexico Government International Bond, Senior Unsecured Notes
528,000	BBB	4.750% due 3/8/44	555,720
196,000	BBB	5.750% due 10/12/10	218,638
78,000	BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	97,890
		Total Mexico	5,664,172
Russia — 0.0%
141,050	BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	175,905
		TOTAL SOVEREIGN BONDS (Cost — $27,585,990)	28,869,463
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.3%
U.S. GOVERNMENT OBLIGATIONS — 27.0%
		U.S. Treasury Bonds:
3,600,000		8.125% due 5/15/21	5,465,811
113,000		8.125% due 8/15/21	172,713
1,900,000		7.625% due 11/15/22	2,902,845
200,000		7.125% due 2/15/23	297,687
2,000,000		7.500% due 11/15/24	3,136,876
840,000		6.125% due 8/15/29	1,244,644
1,755,000		4.500% due 2/15/36	2,239,545
1,900,000		4.750% due 2/15/37	2,513,345
1,200,000		4.375% due 5/15/40	1,512,750
1,214,000		4.375% due 5/15/41	1,531,347
235,000		3.750% due 8/15/41	267,129
3,820,000		3.125% due 2/15/42	3,858,796
13,127,000		2.750% due 8/15/42	12,236,832
6,650,000		2.750% due 11/15/42	6,190,738
		U.S. Treasury Notes:
2,330,000		1.375% due 3/15/13	2,332,548
2,705,000		1.750% due 4/15/13 (l)	2,710,813
200,000		0.500% due 11/15/13	200,516
28,000		0.250% due 11/30/13	28,022
1,700,000		1.000% due 1/15/14	1,712,551
3,000,000		0.250% due 1/31/14	3,002,697
500,000		1.750% due 1/31/14	507,305
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount	Ratings††	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 27.0%—(continued)
$ 3,300,000		1.250% due 2/15/14	$ 3,334,419
3,400,000		0.250% due 2/28/14	3,403,057
4,800,000		0.250% due 3/31/14	4,803,941
640,000		0.250% due 2/28/15	640,200
10,555,000		0.375% due 11/15/15	10,573,144
13,450,000		0.375% due 2/15/16	13,462,616
230,000		1.000% due 9/30/16	234,366
600,000		0.875% due 2/28/17	607,735
8,305,000		0.750% due 6/30/17	8,349,772
6,155,000		0.750% due 10/31/17	6,170,867
7,800,000		0.750% due 12/31/17	7,808,533
5,030,000		0.875% due 1/31/18	5,060,653
1,155,000		3.500% due 2/15/18	1,309,391
12,930,000		1.375% due 1/31/20	13,053,236
24,150,000		1.250% due 2/29/20	24,138,674
1,100,000		3.125% due 5/15/21	1,236,812
14,400,000		2.125% due 8/15/21	15,009,754
15,500,000		2.000% due 11/15/21	15,941,998
4,400,000		2.000% due 2/15/22	4,509,657
1,200,000		1.625% due 8/15/22	1,180,687
10,895,000		1.625% due 11/15/22	10,670,291
5,510,000		2.000% due 2/15/23	5,566,825
		U.S. Treasury Inflation Indexed Bonds:
278,317		2.125% due 2/15/40	398,494
3,223,984		2.125% due 2/15/41	4,647,321
731,599		0.750% due 2/15/42	779,324
		U.S. Treasury Inflation Indexed Notes:
4,138,894		1.250% due 4/15/14	4,292,811
3,612,793		0.500% due 4/15/15	3,801,901
2,252,011		0.125% due 4/15/16	2,393,289
4,948,258		0.125% due 4/15/17	5,340,254
6,402,499		1.125% due 1/15/21 (n)	7,543,943
5,680,808		0.125% due 1/15/22	6,182,758
795,768		0.125% due 1/15/23	859,678
		U.S. Treasury Strip Principal, Zero coupon bond to yield:
940,000		2.623% due 11/15/27 (k)	632,312
		TOTAL U.S. GOVERNMENT OBLIGATIONS	248,004,223
U.S. GOVERNMENT AGENCIES — 1.3%
		Federal Home Loan Bank (FHLB):
200,000		1.350% due 04/29/2014	202,671
290,000		1.375% due 05/28/2014	294,498
1,400,000		0.500% due 11/27/2015	1,401,487
2,800,000		2.375% due 01/13/2022	2,914,310
2,000		5.625% due 11/23/2035 (l)	2,256
		Federal National Mortgage Association (FNMA):
1,275,000		0.500% due 10/22/2015	1,276,153
2,535,000		0.625% due 02/22/2016	2,536,901
2,320,000		10.356% due 10/09/2019	2,046,319
695,000		6.250% due 05/15/2029	986,610
		TOTAL U.S. GOVERNMENT AGENCIES	11,661,205
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $255,227,588)	259,665,428
Shares
COMMON STOCK — 0.0%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Shares	Security	Value
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
506	Motors Liquidation Co. GUC Trust (Cost — $0) *	$ 11,689
PREFERRED STOCK — 0.1%
Financials — 0.1%
Commercial Banks — 0.1%
30,275	GMAC Capital Trust I, 8.125% (Cost — $751,009) (a)*	803,498
CONVERTIBLE PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
20,000	General Motors Corp., 0.000% (Cost — $0) (g)(h)*	0
WARRANT — 0.0%
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
177	SemGroup Corp., Class A Shares, expires 11/30/14 (g)* (Cost — $9,884)	3,786
Contracts
PURCHASED OPTIONS — 0.0%
United Kingdom — 0.0%
52	Eurodollar 2 Year Midcurve, Call @ 99.25, expires 6/17/13	34,004
United States — 0.0%
28	Eurodollar 3 Year Midcurve, Put @ 98.38, expires 6/14/13	3,850
22	Eurodollar Futures, Call @ 99.75, expires 9/16/13	7,193
1,600,000	Swaption, 3-Month USD-LIBOR, Put @ 3.45, expires 9/21/15	141,007
	Total United States	152,050
	TOTAL PURCHASED OPTIONS (Cost — $162,278)	186,054
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $890,490,863)	926,433,483
Face Amount†
SHORT-TERM INVESTMENTS (m) — 7.0%
COMMERCIAL PAPER — 0.5%
2,300,000	RBS Holding USA Inc., 0.380% due 3/19/13 (k)	2,299,563
2,265,000	UBS Finance Delaware LLC, 0.230% due 6/21/13 (k)	2,263,379
	TOTAL COMMERCIAL PAPER (Cost — $4,562,942)	4,562,942
CORPORATE NOTE — 0.0%
515,000	Novus USA Trust 2013-1, 1.587% due 2/28/14 (Cost — $515,000) (c)	515,000
MONEY MARKET FUND- 0.1%
635,161	Invesco STIT — Government & Agency Portfolio (Cost — $635,161) (o)	635,161
REPURCHASE AGREEMENTS — 3.3%
22,000,000	Credit Suisse Securities (USA) LLC repurchase agreement dated 2/28/13, 0.110% due 3/1/13, Proceeds at maturity — 22,000,067; (Fully collateralized by U.S. Treasury Bonds, 5.25% due 2/15/29; Market Valued — $22,462,517) (k)	22,000,000
6,400,000	Deutsche Bank Securities Inc. repurchase agreement dated 2/28/13, 0.190% due 3/1/13, Proceeds at maturity — 6,400,034; (Fully collateralized by U.S. Treasury Notes, 0.625% due 4/15/13; Market Valued — $6,530,774) (k)	6,400,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face Amount†	Security	Value
REPURCHASE AGREEMENTS — 3.3%—(continued)
2,000,000
JPMorgan Securities repurchase agreement dated 2/28/13, 0.200% due 3/1/13, Proceeds at maturity — 2,000,011; (Fully collateralized by Freddie Mac Notes, 4.25% due 12/5/22; Market Valued — $2,041,093) (k)
		$ 2,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost — $30,400,000)	30,400,000
TIME DEPOSITS — 2.0%
	BBH — Grand Cayman:
115,286 EUR	-0.037% due 3/1/13	150,776
544 JPY	0.005% due 3/1/13	6
760 GBP	0.074% due 3/1/13	1,154
	JPMorgan Chase & Co. — London:
2,592,968	0.030% due 3/1/13	2,592,968
57,278 CAD	0.206% due 3/1/13	55,704
92,847 AUD	1.582% due 3/1/13	95,098
1,544,977	Wells Fargo — Grand Cayman, 0.030% due 3/1/13	15,447,977
	TOTAL TIME DEPOSITS (Cost — $18,343,683)	18,343,683
U.S. GOVERNMENT AGENCIES — 0.2%
1,560,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.110% due 7/17/13 (k)	1,559,342
	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $1,559,342)	1,559,342
U.S. GOVERNMENT OBLIGATIONS — 0.9%
	U.S. Treasury Bills:
1,400,000	0.148% due 5/16/13	1,399,609
211,000	0.145% due 8/22/13	210,834
768,000	0.133% due 1/9/14	767,012
5,632,000	0.168% due 2/6/14	5,624,242
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $8,001,697)	8,001,697
	TOTAL SHORT-TERM INVESTMENTS (Cost — $64,017,825)	64,017,825
	TOTAL INVESTMENTS — 108.0% (Cost — $954,508,688#)	990,451,308
	Liabilities in Excess of Other Assets — (8.0)%	(73,531,202)
	TOTAL NET ASSETS — 100.0%	$ 916,920,106

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Rating by Fitch Ratings Service. All ratings are unaudited.
(f)	Principal only security.
(g)	Illiquid Security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(k)	Rate shown represents yield-to-maturity.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(m)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.9%.
(n)	All or a portion of this security is segregated as collateral for open futures, options contracts written, swap contracts, foreign currency contracts, or TBAs.
(o)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
IO	—	Interest Only
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

See pages 116 and 117 for definition of ratings.
Summary of Investments by Security Type*
U.S. Government & Agency Obligations	26.2%
Mortgage-Backed Securities	24.0
Corporate Bonds & Notes	23.8
Collateralized Mortgage Obligations	13.6
Sovereign Bonds	2.9
Municipal Bonds	1.7
Asset-Backed Securities	1.2
Preferred Stock	0.1
Purchased Options	0.0**
Common Stock	0.0**
Warrant	0.0**
Short-Term Investments	6.5
100.0%

*As a percentage of total investments.
** Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Schedule of Options Contracts Written
Contracts	Security Name	Expiration Date	Strike Price	Value
United Kingdom
52 EUR	Eurodollar 2 Year Midcurve, Call	6/17/2013	$ 99.50	$ 11,902
22 EUR	Eurodollar Futures, Call	9/16/2013	99.88	2,877
	Total United Kingdom			14,779
United States
28	Eurodollar 3 Year Midcurve, Put	6/14/2013	98.13	1,925
2,400,000	OTC U.S. dollar versus Japanese yen, Call	5/9/2013	95.00	24,350
1,900,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	0.85	703
1,900,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.25	44
1,200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	1.40	26,976
1,200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	1
15,200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	1.40	341,693
15,200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	18
2,900,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	4/24/2013	0.85	325
1,100,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	750
1,200,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	818
3,700,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	2,524
4,100,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	2,797
2,500,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	6/3/2013	1.50	2,451
1,400,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.15	501
7,700,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.15	2,754
1,200,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.70	1,508
1,400,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.70	1,759
3,600,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.70	4,523
600,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	3,166
1,200,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	6,331
600,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	2,557
1,200,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	5,113
6,700,000	Swaption, 3-Month USD-LIBOR, Put	9/21/2015	2.50	123,546
30	U.S. Treasury 10-Year Bonds Futures, Put	5/24/2013	127.00	4,219
30	U.S. Treasury 10-Year Bonds Futures, Call	5/24/2013	133.00	13,125
	Total United States			574,477
	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $826,316)			$589,256
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Schedule of Forward Sale Commitments
Face Amount†	Security	Value
	Federal Home Loan Mortgage Corp. (FHLMC)
$1,000,000	4.500% due 3/1/43 (a)	$ 1,069,336
2,000,000	5.500% due 3/1/43 (a)	2,170,001
	Federal National Mortgage Association (FNMA)
3,500,000	3.500% due 3/1/28 (a)	3,711,094
6,500,000	5.500% due 4/1/41 (a)	7,079,923
8,000,000	3.500% due 3/1/43 (a)	8,461,250
6,000,000	4.000% due 3/1/43 (a)	6,395,625
1,000,000	5.500% due 3/1/43 (a)	1,089,688
3,000,000	6.000% due 3/1/43 (a)	3,287,813
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 3/1/43 (a)	3,396,563
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $36,544,766)	$36,661,293

(a)	This security is traded on a TBA basis (see Note 1).
For details of other financial instruments held by this Fund, refer to Note 3.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%
Aerospace & Defense — 1.3%
1,090,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$ 1,128,150
$ 240,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	264,000
1,005,000	B	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	1,114,295
180,000	CCC+	Silver II Borrower/Silver II US Holdings LLC, Company Guaranteed Notes, 7.750% due 12/15/20(a)	188,100
180,000	BB-	Triumph Group Inc., Senior Notes, 4.875% due 4/1/21(a)	181,350
330,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	351,450
		Total Aerospace & Defense	3,227,345
Airlines — 0.5%
132,162	BB	Continental Airlines 2007-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.903% due 4/19/22	141,413
370,000	BBB-	Continental Airlines 2012-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.250% due 4/11/20	388,500
30,000	BBB-	Continental Airlines 2012-2 Class B Pass Thru Trusts, Pass Thru Certificates, 5.500% due 10/29/20	31,380
170,000	B+	Continental Airlines 2012-3 Class C Pass Thru Certificates, Pass Thru Certificates, 6.125% due 4/29/18	169,575
196,475	BB	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	214,904
108,866	B	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	110,499
51,383	BBB-	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	57,035
30,000	BB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16	31,275
		Total Airlines	1,144,581
Auto Components — 1.2%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
50,000	B	7.750% due 11/15/19	55,250
360,000	B	6.625% due 10/15/22(b)	369,900
		Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes:
490,000	B	8.000% due 6/15/19	539,612
490,000	B	8.250% due 6/15/21	545,125
640,000	BB-	Continental Rubber of America Corp., Senior Secured Notes, 4.500% due 9/15/19(a)	656,000
601,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/1/17(a)	665,608
		Total Auto Components	2,831,495
Building Products — 0.6%
		Building Materials Corp. of America:
		Senior Notes:
150,000	BB+	6.875% due 8/15/18(a)	161,250
20,000	BB+	6.750% due 5/1/21(a)	21,525
140,000	BB+	Senior Secured Notes, 7.000% due 2/15/20(a)	152,250
		Nortek Inc., Company Guaranteed Notes:
285,000	B	10.000% due 12/1/18	318,844
300,000	B	8.500% due 4/15/21	332,250
540,000	B	8.500% due 4/15/21(a)	596,700
		Total Building Products	1,582,819
Capital Markets — 0.3%
670,000	BBB+	Goldman Sachs Group Inc. (The), Subordinated Notes, 6.750% due 10/1/37	762,073
Chemicals — 1.3%
220,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23(a)	224,125
130,000	B+	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	138,125
570,000	BB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	672,600
130,000	BB-	Nufarm Australia Ltd., Company Guaranteed Notes, 6.375% due 10/15/19(a)	138,450
440,000	B	TPC Group Inc., Secured Notes, 8.750% due 12/15/20(a)	446,600
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Chemicals — 1.3%—(continued)
$ 130,000	B+	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Senior Secured Notes, 8.750% due 2/1/19(a)	$ 130,000
1,415,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20(a)	1,411,462
		Total Chemicals	3,161,362
Commercial Banks — 2.7%
		Ally Financial Inc., Company Guaranteed Notes:
60,000	B+	7.500% due 12/31/13	63,150
165,000	B+	6.750% due 12/1/14	178,200
80,000	B+	4.625% due 6/26/15	84,146
370,000	B+	5.500% due 2/15/17	402,929
470,000	B+	8.000% due 3/15/20	579,275
120,000	A-	Bank of America Corp., Senior Unsecured Notes, 6.500% due 8/1/16	138,577
		Barclays Bank PLC, Subordinated Notes:
350,000	BBB+	6.050% due 12/4/17(a)	391,593
240,000	BBB+	10.179% due 6/12/21(a)	326,519
200,000	BBB-	7.625% due 11/21/22(b)	200,000
200,000	BBB-	BBVA US Senior SAU, Bank Guaranteed Notes, 4.664% due 10/9/15	207,365
75,000	A-	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49(a)(c)	100,742
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(c)	229,950
370,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49(a)	388,739
585,000	B	Provident Funding Associates LP/PFG Finance Corp., Senior Notes, 10.125% due 2/15/19(a)	628,875
		Royal Bank of Scotland Group PLC:
170,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(c)	181,050
50,000	BB+	Subordinated Notes, 5.000% due 10/1/14	51,748
100,000	BBB-	Santander Issuances SAU, Bank Guaranteed Notes, 5.911% due 6/20/16(a)	103,998
		Synovus Financial Corp.:
520,000	B+	Senior Unsecured Notes, 7.875% due 2/15/19	592,800
1,140,000	B	Subordinated Notes, 5.125% due 6/15/17	1,141,425
620,000	Ba3(d)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15	692,075
		Total Commercial Banks	6,683,156
Commercial Services — 2.5%
335,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	333,325
240,000	BB-	Ashtead Capital Inc., Secured Notes, 6.500% due 7/15/22(a)	259,800
380,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 8.250% due 1/15/19	417,050
517,000	BB-	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15	562,237
465,000	B-	Emergency Medical Services Corp., Company Guaranteed Notes, 8.125% due 6/1/19	509,756
115,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	123,913
420,000	B+	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22(a)	462,000
260,000	B	HDTFS Inc., Company Guaranteed Notes, 6.250% due 10/15/22(a)	280,800
250,000	B2(d)	Hertz Corp. (The), Company Guaranteed Notes, 6.750% due 4/15/19(a)	270,625
60,000	B-	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	69,150
270,000	CCC+	Laureate Education Inc., Company Guaranteed Notes, 9.250% due 9/1/19(a)	294,975
250,000	B	Live Nation Entertainment Inc., Senior Unsecured Notes, 8.125% due 5/15/18(a)	272,500
570,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	601,350
310,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 12.250% due 4/15/15(a)	328,600
		ServiceMaster Co., Company Guaranteed Notes:
240,000	B-	8.000% due 2/15/20	255,600
110,000	B-	7.000% due 8/15/20(a)	112,475
510,000	BB	Sotheby's, Company Guaranteed Notes, 5.250% due 10/1/22(a)	517,650
125,000	BB-	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	134,063
160,000	B-	TransUnion Holding Co., Inc., Senior Unsecured Notes, 9.625% due 6/15/18	171,400
		Total Commercial Services	5,977,269
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Commercial Services & Supplies — 1.8%
$ 855,000	CCC-	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/1/16(a)	$ 645,525
740,000	B+	ARC Document Solutions Inc., Company Guaranteed Notes, 10.500% due 12/15/16	734,450
550,000	B-	Cenveo Corp., Secured Notes, 8.875% due 2/1/18	537,625
100,000	BB-	JM Huber Corp., Senior Notes, 9.875% due 11/1/19(a)	113,500
815,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	882,237
		United Rentals North America Inc., Company Guaranteed Notes:
350,000	B+	7.375% due 5/15/20	385,000
1,000,000	B+	7.625% due 4/15/22	1,112,500
		Total Commercial Services & Supplies	4,410,837
Consumer Finance — 0.3%
620,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	649,450
Containers & Packaging — 1.0%
		Ardagh Packaging Finance PLC:
400,000	CCC+	Company Guaranteed Notes, 9.125% due 10/15/20(a)	440,000
600,000	B+	Senior Secured Notes, 7.375% due 10/15/17(a)	657,000
590,000	BB	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23(a)	579,675
710,000	CCC+	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(b)	669,175
30,000	CCC+	Pactiv LLC, Senior Unsecured Notes, 8.375% due 4/15/27	28,425
		Total Containers & Packaging	2,374,275
Diversified Consumer Services — 0.1%
		Service Corp. International, Senior Unsecured Notes:
200,000	BB-	4.500% due 11/15/20	199,750
130,000	BB-	7.500% due 4/1/27	144,138
		Total Diversified Consumer Services	343,888
Diversified Financial Services — 3.7%
1,000,000	BB-	CIT Group Inc., Senior Unsecured Notes, 5.375% due 5/15/20	1,095,000
		E*Trade Financial Corp., Senior Unsecured Notes:
485,000	B-	6.750% due 6/1/16	520,162
520,000	B-	6.000% due 11/15/17	542,100
680,000	B-	6.375% due 11/15/19	712,300
		International Lease Finance Corp., Senior Unsecured Notes:
1,150,000	BBB-	8.875% due 9/1/17	1,385,750
870,000	BBB-	8.625% due 1/15/22(b)	1,109,250
276,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 13.750% due 12/15/15(a)	298,770
310,000	B+	Nationstar Mortgage LLC/Nationstar Capital Corp., Company Guaranteed Notes, 7.875% due 10/1/20(a)	340,225
		Nuveen Investments Inc., Senior Unsecured Notes:
450,000	CCC	5.500% due 9/15/15	438,750
530,000	CCC	9.125% due 10/15/17(a)	535,300
535,000	CCC	9.500% due 10/15/20(a)	545,700
		Offshore Group Investment Ltd., Senior Secured Notes:
118,000	B-	11.500% due 8/1/15	128,915
530,000	B-	7.500% due 11/1/19(a)	549,213
45,000	B	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 9.500% due 6/15/19(a)	49,219
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	171,600
500,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(c)	535,000
		Total Diversified Financial Services	8,957,254
Diversified Telecommunication Services — 4.5%
505,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	518,887
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	35,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Diversified Telecommunication Services — 4.5%—(continued)
$ 15,000	B+	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	$ 15,787
210,000	BB	DigitalGlobe Inc., Company Guaranteed Notes, 5.250% due 2/1/21(a)	209,213
430,000	BB-	Frontier Communications Corp., Senior Unsecured Notes, 8.500% due 4/15/20	485,900
135,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/1/17(a)	145,125
1,735,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 7.250% due 10/15/20	1,867,294
698,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/1/16	739,880
		Level 3 Financing Inc., Company Guaranteed Notes:
295,000	CCC	4.215% due 2/15/15(c)	295,737
362,000	CCC	10.000% due 2/1/18	401,820
265,000	CCC	9.375% due 4/1/19	298,456
560,000	CCC	7.000% due 6/1/20(a)	590,100
1,170,000	CCC	8.625% due 7/15/20	1,303,088
1,125,000	B	Lynx II Corp., Senior Unsecured Notes, 6.375% due 4/15/23(a)	1,171,406
		tw telecom holdings inc., Company Guaranteed Notes:
130,000	BB-	8.000% due 3/1/18	142,025
390,000	BB-	5.375% due 10/1/22	408,525
340,000	BB-	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	375,700
902,685	B-	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(e)	947,819
		Windstream Corp., Company Guaranteed Notes:
310,000	B	7.500% due 6/1/22	327,825
470,000	B	7.500% due 4/1/23	493,500
60,000	B	6.375% due 8/1/23(a)	59,100
		Total Diversified Telecommunication Services	10,832,187
Electric Utilities — 2.7%
		Calpine Corp., Senior Secured Notes:
585,000	BB-	7.250% due 10/15/17(a)	625,219
225,000	BB-	7.875% due 1/15/23(a)	250,312
300,000	BB-	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	323,250
320,000	BBB+	Electricite de France SA, Subordinated Notes, 5.250% due 1/29/49(a)(c)	315,641
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
670,000	CCC-	Secured Notes, 11.750% due 3/1/22(a)	777,200
810,000	B-	Senior Secured Notes, 10.000% due 12/1/20	923,400
38,740	B	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	34,897
100,000	BB-	GenOn Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	111,750
960,000	B+	GenOn REMA LLC, Pass Thru Certificates, 9.681% due 7/2/26	1,046,400
246,095	D	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16(f)	243,634
882,483	BB-	Mirant Mid Atlantic Pass Through Trust B, Pass Thru Certificates, 9.125% due 6/30/17	979,556
311,774	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	355,423
495,000	BBB	PPL Energy Supply LLC, Senior Unsecured Notes, 4.600% due 12/15/21	524,562
		Total Electric Utilities	6,511,244
Electronic Equipment & Instruments — 1.1%
240,000	B	313 Group Inc., Senior Secured Notes, 6.375% due 12/1/19(a)	235,200
190,000	B+	Belden Inc., Company Guaranteed Notes, 5.500% due 9/1/22(a)	195,700
270,000	B	International Wire Group Holdings Inc., Senior Secured Notes, 8.500% due 10/15/17(a)	277,425
175,000	B+	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	200,812
600,000	B-	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	639,000
625,000	B	Sanmina Corp., Company Guaranteed Notes, 7.000% due 5/15/19(a)	648,438
430,000	BB-	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	450,425
		Total Electronic Equipment & Instruments	2,647,000
Energy Equipment & Services — 1.7%
		Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes:
130,000	B+	6.625% due 10/1/20(a)	136,500
260,000	B+	5.875% due 8/1/23(a)	259,025
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Energy Equipment & Services — 1.7%—(continued)
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
$ 1,060,000	BB-	5.875% due 4/15/21	$ 1,131,550
270,000	BB-	6.125% due 7/15/22	290,925
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(f)	2,437
500,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	531,250
960,000	B	Forbes Energy Services Ltd., Company Guaranteed Notes, 9.000% due 6/15/19	912,000
200,000	BB	Petroleum Geo-Services ASA, Company Guaranteed Notes, 7.375% due 12/15/18(a)	221,000
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
140,000	BB	6.375% due 8/1/22	153,300
200,000	BB	5.250% due 5/1/23(a)	207,000
120,000	BB-	Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Unsecured Notes, 5.875% due 10/1/20(a)	125,700
390,000	CCC-	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	273,000
		Total Energy Equipment & Services	4,243,687
Food Products — 1.3%
250,000	B-	ARAMARK Corp., Senior Notes, 5.750% due 3/15/20(a)	256,250
550,000	B	Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes, 7.875% due 2/1/21(a)	561,000
325,000	CCC+	Del Monte Corp., Company Guaranteed Notes, 7.625% due 2/15/19	338,812
110,000	B-	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	119,625
280,000	B+	Post Holdings Inc., Company Guaranteed Notes, 7.375% due 2/15/22	303,800
800,000	CCC-	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	788,000
680,000	B	Viskase Cos. Inc., Secured Notes, 9.875% due 1/15/18(a)	714,000
150,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	158,438
		Total Food Products	3,239,925
Gas Utilities — 0.9%
1,885,000	BB+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	2,092,350
Health Care Equipment & Supplies — 1.4%
720,000	CCC+	Alere Inc., Company Guaranteed Notes, 8.625% due 10/1/18	759,600
		Biomet Inc., Company Guaranteed Notes:
225,000	B-	6.500% due 8/1/20(a)	238,781
910,000	B-	6.500% due 10/1/20(a)	941,850
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	78,300
210,000	CCC+	7.750% due 4/15/18	210,000
610,000	CCC+	9.875% due 4/15/18	654,225
110,000	BB	Hologic Inc., Company Guaranteed Notes, 6.250% due 8/1/20(a)	116,600
360,000	B+	Merge Healthcare Inc., Senior Secured Notes, 11.750% due 5/1/15	386,775
		Total Health Care Equipment & Supplies	3,386,131
Health Care Providers & Services — 3.5%
950,000	B-	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 12.875% due 11/1/18	1,201,750
		CHS/Community Health Systems Inc., Company Guaranteed Notes:
620,000	B	8.000% due 11/15/19	687,425
295,000	B	7.125% due 7/15/20	318,231
465,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	465,000
225,000	B	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.750% due 8/15/22	235,687
425,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	488,750
205,000	B	Hanger Orthopedic Group Inc., Company Guaranteed Notes, 7.125% due 11/15/18	222,425
		HCA Inc.:
39,000	BB	Secured Notes, 9.875% due 2/15/17	40,962
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Health Care Providers & Services — 3.5%—(continued)
		Senior Secured Notes:
$ 60,000	BB	7.250% due 9/15/20	$ 66,750
1,160,000	BB	5.875% due 3/15/22	1,252,800
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	63,750
170,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	175,950
50,000	B	Physiotherapy Associates Holdings Inc., Senior Unsecured Notes, 11.875% due 5/1/19(a)	48,250
500,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	518,750
27,000	B-	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	27,034
610,000	B-	Select Medical Holdings Corp., Senior Unsecured Notes, 6.429% due 9/15/15(c)	610,763
		Tenet Healthcare Corp.:
		Senior Secured Notes:
60,000	B+	6.250% due 11/1/18	66,675
722,000	B+	8.875% due 7/1/19	817,665
		Senior Unsecured Notes:
160,000	CCC+	8.000% due 8/1/20	175,200
625,000	CCC+	6.875% due 11/15/31	575,000
400,000	B-	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., Company Guaranteed Notes, 8.000% due 2/1/18	428,000
		Total Health Care Providers & Services	8,486,817
Hotels, Restaurants & Leisure — 5.8%
140,000	B	Affinity Gaming LLC/Affinity Gaming Finance Corp., Company Guaranteed Notes, 9.000% due 5/15/18(a)	149,450
320,000	CCC+	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	370,400
310,000	B+	Ameristar Casinos Inc., Company Guaranteed Notes, 7.500% due 4/15/21	333,638
152,157	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18(a)(e)(g)(h)	143,237
		Boyd Gaming Corp., Company Guaranteed Notes:
460,000	B	9.125% due 12/1/18	479,550
394,000	B	9.000% due 7/1/20(a)	405,820
		Caesars Entertainment Operating Co. Inc.:
500,000	CCC	Company Guaranteed Notes, 10.750% due 2/1/16	462,500
100,000	CCC	Secured Notes, 10.000% due 12/15/15	91,500
		Senior Secured Notes:
643,000	B	11.250% due 6/1/17	687,206
300,000	B	8.500% due 2/15/20	293,437
695,000	B	9.000% due 2/15/20(a)	689,788
230,000	B3(d)	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	259,325
400,000	CCC+	CCM Merger Inc., Company Guaranteed Notes, 9.125% due 5/1/19(a)	407,000
65,000	NR	Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes, 10.250% due 6/15/15(a)(f)	122
475,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/1/17	540,609
450,000	B-	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	409,500
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
320,000	B	7.750% due 3/15/19	348,800
455,000	CCC+	8.875% due 6/15/20	499,363
470,000	CCC+	Landry's Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	491,150
410,000	CCC+	Landry's Inc., Senior Notes, 9.375% due 5/1/20(a)	441,775
1,100,000	B	Lions Gate Entertainment Inc., Secured Notes, 10.250% due 11/1/16	1,211,375
142,181	B-	Mastro's Restaurants LLC/RRG Finance Corp., Senior Secured Notes, 12.000% due 6/1/17(a)	155,333
280,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	280,700
		MGM Resorts International, Company Guaranteed Notes:
195,000	B+	8.625% due 2/1/19	224,737
375,000	B+	6.750% due 10/1/20(a)	393,750
275,000	B+	6.625% due 12/15/21	284,969
		Mohegan Tribal Gaming Authority, Secured Notes:
610,000	CCC	10.500% due 12/15/16(a)	606,950
130,000	CCC	11.500% due 11/1/17(a)	143,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Hotels, Restaurants & Leisure — 5.8%—(continued)
		NCL Corp. Ltd.:
$ 455,000	BB-	Company Guaranteed Notes, 5.000% due 2/15/18(a)	$ 459,550
550,000	BB+	Senior Secured Notes, 11.750% due 11/15/16	627,000
779,000	BB-	Senior Unsecured Notes, 9.500% due 11/15/18	872,480
490,000	B-	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., Senior Secured Notes, 8.875% due 4/15/17(a)	523,075
300,000	CCC+	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	323,250
120,000	B	Snoqualmie Entertainment Authority, Senior Secured Notes, 4.223% due 2/1/14(a)(c)	119,400
60,000	BB	Speedway Motorsports Inc., Company Guaranteed Notes, 6.750% due 2/1/19(a)	64,275
245,000	CCC+	Wok Acquisition Corp., Company Guaranteed Notes, 10.250% due 6/30/20(a)	262,456
		Total Hotels, Restaurants & Leisure	14,056,470
Household Durables — 1.9%
705,000	CCC+	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	779,025
260,000	NR	PH Holdings LLC (Restricted), Senior Secured Notes, 9.750% due 12/31/17(g)(h)	261,305
425,000	BB-	Ryland Group Inc. (The), Company Guaranteed Notes, 5.375% due 10/1/22	436,156
525,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	538,125
1,760,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 7.750% due 4/15/20(a)	1,900,800
120,000	BB-	Weekley Homes LLC/Weekley Finance Corp., Senior Unsecured Notes, 6.000% due 2/1/23(a)	123,000
360,000	B-	William Lyon Homes Inc., Company Guaranteed Notes, 8.500% due 11/15/20(a)	388,800
		Total Household Durables	4,427,211
Household Products — 2.3%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
150,000	CCC+	8.500% due 5/15/18	158,625
1,140,000	CCC+	9.000% due 4/15/19	1,214,100
1,030,000	CCC+	9.875% due 8/15/19	1,130,425
500,000	CCC+	8.250% due 2/15/21	518,750
775,000	B+	Senior Secured Notes, 5.750% due 10/15/20	802,125
130,000	B+	RSI Home Products Inc., Secured Notes, 6.875% due 3/1/18(a)	131,950
		Spectrum Brands Escrow Corp., Company Guaranteed Notes:
110,000	B-	6.375% due 11/15/20(a)	117,288
840,000	B-	6.625% due 11/15/22(a)	907,200
500,000	B-	Spectrum Brands Inc., Company Guaranteed Notes, 6.750% due 3/15/20(a)	541,250
		Total Household Products	5,521,713
Independent Power Producers & Energy Traders — 0.6%
		NRG Energy Inc., Company Guaranteed Notes:
175,000	BB-	7.625% due 1/15/18	201,469
500,000	BB-	7.625% due 5/15/19	540,000
110,000	BB-	8.250% due 9/1/20	124,987
155,000	BB-	7.875% due 5/15/21	174,763
370,000	BB-	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	412,550
		Total Independent Power Producers & Energy Traders	1,453,769
Industrial — 1.0%
		HD Supply Inc.:
		Company Guaranteed Notes:
390,000	CCC+	11.500% due 7/15/20(a)	450,450
280,000	CCC+	10.500% due 1/15/21(a)	290,150
810,000	CCC+	Senior Unsecured Notes, 7.500% due 7/15/20(a)	813,038
240,000	BB-	Spansion LLC, Company Guaranteed Notes, 7.875% due 11/15/17	255,600
640,000	B-	SunGard Data Systems Inc., Company Guaranteed Notes, 6.625% due 11/1/19(a)	660,800
		Total Industrial	2,470,038
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Insurance — 0.6%
$ 1,285,000	CCC+	Hub International Ltd., Company Guaranteed Notes, 8.125% due 10/15/18(a)	$ 1,346,038
80,000	BBB-	ING Capital Funding Trust III, Bank Guaranteed Notes, 3.911% due 12/29/49(c)	75,600
100,000	BB	Liberty Mutual Group Inc., Company Guaranteed Notes, 7.800% due 3/15/37(a)	115,750
		Total Insurance	1,537,388
Internet & Catalog Retail — 0.2%
475,000	BB-	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	520,985
Internet Software & Services — 1.4%
700,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	780,500
740,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22(a)	782,550
785,000	CCC+	EarthLink Inc., Company Guaranteed Notes, 8.875% due 5/15/19	820,325
900,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	1,010,250
		Total Internet Software & Services	3,393,625
Leisure Equipment & Products — 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	267,000
Machinery — 0.8%
80,000	B3(d)	BC Mountain LLC/BC Mountain Finance Inc., Company Guaranteed Notes, 7.000% due 2/1/21(a)	82,600
670,000	CCC+	Dematic SA/DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	688,425
295,000	B+	Manitowoc Co. Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	334,456
175,000	B+	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	186,375
410,000	CCC+	Mueller Water Products Inc., Company Guaranteed Notes, 7.375% due 6/1/17	424,350
220,000	B+	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	229,350
		Total Machinery	1,945,556
Media — 7.3%
300,000	B	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	330,750
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
180,000	BB-	8.125% due 4/30/20	201,375
1,310,000	BB-	6.625% due 1/31/22	1,424,625
230,000	BB-	5.250% due 9/30/22	227,412
280,000	CCC+	Cengage Learning Acquisitions Inc., Senior Secured Notes, 11.500% due 4/15/20(a)	224,000
2,955,000	CCC+	Clear Channel Communications Inc., Senior Secured Notes, 9.000% due 3/1/21	2,689,050
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
715,000	B	7.625% due 3/15/20	742,800
540,000	B	6.500% due 11/15/22(a)	570,150
515,000	B	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	583,237
		CSC Holdings LLC, Senior Unsecured Notes:
450,000	BB+	7.625% due 7/15/18	519,750
860,000	BB+	6.750% due 11/15/21	942,775
820,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19(b)	826,150
		DISH DBS Corp., Company Guaranteed Notes:
100,000	BB-	7.125% due 2/1/16	111,750
410,000	BB-	7.875% due 9/1/19	487,387
870,000	BB-	5.875% due 7/15/22	922,200
255,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	290,063
1,065,000	CCC+	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	1,118,250
230,000	CCC	LBI Media Inc., Senior Secured Notes, 10.000% due 4/15/19(a)	213,325
710,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	745,500
640,000	B-	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20(a)	672,000
285,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	314,925
360,000	BB-	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20(a)	357,300
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	156,750
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Media — 7.3%—(continued)
$ 300,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 5.250% due 8/15/22(a)	$ 307,500
525,000	Ba2(d)	Starz LLC / Starz Finance Corp., Company Guaranteed Notes, 5.000% due 9/15/19(a)	539,438
590,000	BB-	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.500% due 1/15/23(a)	598,850
		Univision Communications Inc., Senior Secured Notes:
310,000	B+	6.875% due 5/15/19(a)	334,800
690,000	B+	7.875% due 11/1/20(a)	766,763
460,000	CCC+	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Company Guaranteed Notes, 10.250% due 7/15/19(a)	503,700
		Total Media	17,722,575
Metals & Mining — 2.9%
300,000	CCC	American Rock Salt Co. LLC/American Rock Capital Corp., Secured Notes, 8.250% due 5/1/18(a)	279,750
		ArcelorMittal, Senior Unsecured Notes:
220,000	BB+	5.000% due 2/25/17	229,116
460,000	BB+	6.000% due 3/1/21	488,962
440,000	BB-	Coeur d'Alene Mines Corp., Company Guaranteed Notes, 7.875% due 2/1/21(a)	457,600
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
20,000	B+	6.375% due 2/1/16(a)	20,900
375,000	B+	6.000% due 4/1/17(a)	392,812
60,000	B+	6.875% due 2/1/18(a)	63,675
780,000	B+	8.250% due 11/1/19(a)	865,800
410,000	B+	6.875% due 4/1/22(a)	440,238
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19(a)	142,350
545,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	584,512
790,000	CCC	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(g)	517,450
110,000	CCC+	Mirabela Nickel Ltd., Company Guaranteed Notes, 8.750% due 4/15/18(a)	105,050
350,000	CCC+	Molycorp Inc., Senior Secured Notes, 10.000% due 6/1/20(a)	341,250
210,000	B	Prince Mineral Holding Corp., Senior Secured Notes, 11.500% due 12/15/19(a)	231,525
520,000	CCC+	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17(a)	571,350
600,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	669,000
		Thompson Creek Metals Co., Inc.:
490,000	CCC-	Company Guaranteed Notes, 12.500% due 5/1/19	492,450
200,000	B	Senior Secured Notes, 9.750% due 12/1/17	219,500
		Total Metals & Mining	7,113,290
Multiline Retail — 0.0%
110,000	B+	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	113,438
Office Electronics — 0.2%
410,000	B+	CDW LLC/CDW Finance Corp., Senior Secured Notes, 8.000% due 12/15/18	456,125
Oil, Gas & Consumable Fuels — 18.2%
1,540,000	B+	Alpha Appalachia Holdings Inc., Company Guaranteed Notes, 3.250% due 8/1/15	1,477,437
1,155,000	B-	Alpha Natural Resources Inc., Senior Unsecured Notes, 2.375% due 4/15/15	1,085,700
		Arch Coal Inc., Company Guaranteed Notes:
940,000	B-	8.750% due 8/1/16(b)	963,500
545,000	B-	7.000% due 6/15/19	472,787
520,000	B-	9.875% due 6/15/19(a)	516,100
100,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	109,250
		Basic Energy Services Inc., Company Guaranteed Notes:
605,000	B+	7.750% due 2/15/19	620,125
520,000	B+	7.750% due 10/15/22	531,700
90,000	BB-	Berry Petroleum Co., Senior Unsecured Notes, 6.375% due 9/15/22	95,400
400,000	NR	Callon Petroleum Co., Secured Notes, 13.000% due 9/15/16	416,000
		Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes:
280,000	B	9.375% due 5/1/19	310,800
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Oil, Gas & Consumable Fuels — 18.2%—(continued)
$ 340,000	B	9.625% due 8/1/20(a)	$ 385,050
1,000,000	B-	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 7.500% due 9/15/20	1,055,000
		Chaparral Energy Inc., Company Guaranteed Notes:
160,000	B-	9.875% due 10/1/20	184,800
1,220,000	B-	7.625% due 11/15/22	1,329,800
		Chesapeake Energy Corp., Company Guaranteed Notes:
80,000	BB-	7.250% due 12/15/18	90,800
745,000	BB-	6.625% due 8/15/20	819,500
955,000	BB-	6.125% due 2/15/21(b)	1,017,075
750,000	BB-	Cie Générale de Géophysique — Veritas, Company Guaranteed Notes, 9.500% due 5/15/16	796,875
		Comstock Resources Inc., Company Guaranteed Notes:
805,000	B-	7.750% due 4/1/19	829,150
140,000	B-	9.500% due 6/15/20	153,300
		Concho Resources Inc., Company Guaranteed Notes:
225,000	BB+	7.000% due 1/15/21	249,750
40,000	BB+	5.500% due 10/1/22	41,850
		CONSOL Energy Inc., Company Guaranteed Notes,
640,000	BB	8.250% due 4/1/20	708,800
200,000	BB	6.375% due 3/1/21	207,000
1,300,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 5.000% due 9/15/22	1,404,000
		Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes:
390,000	B+	8.875% due 2/15/18	422,175
70,000	B+	7.125% due 6/1/22(a)	74,200
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22(a)	273,375
730,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	823,075
960,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	976,800
		El Paso Corp., Company Guaranteed Notes:
200,000	BB	8.050% due 10/15/30	225,137
10,000	BB	7.800% due 8/1/31	11,251
		Enterprise Products Operating LLC, Company Guaranteed Notes:
60,000	BBB-	8.375% due 8/1/66(c)	68,601
170,000	BBB-	7.034% due 1/15/68(c)	194,428
		EPL Oil & Gas Inc., Company Guaranteed Notes:
715,000	B-	8.250% due 2/15/18(a)	748,962
570,000	B-	8.250% due 2/15/18	598,500
380,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	399,950
1,455,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	1,389,525
		Halcon Resources Corp., Company Guaranteed Notes:
280,000	CCC+	9.750% due 7/15/20(a)	310,450
370,000	CCC+	8.875% due 5/15/21(a)	399,600
		Hercules Offshore Inc.:
1,095,000	B	Company Guaranteed Notes, 10.250% due 4/1/19(a)	1,226,400
1,050,000	B	Secured Notes, 10.500% due 10/15/17(a)	1,144,500
100,000	BB-	Senior Secured Notes, 7.125% due 4/1/17(a)	108,250
140,000	B-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 7.250% due 10/1/20(a)	151,900
		Key Energy Services Inc., Company Guaranteed Notes:
160,000	BB-	6.750% due 3/1/21	164,000
230,000	BB-	6.750% due 3/1/21(a)	234,600
		Kodiak Oil & Gas Corp., Company Guaranteed Notes:
860,000	B-	8.125% due 12/1/19	971,800
300,000	B-	5.500% due 1/15/21(a)	310,875
		Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes:
424,000	B	6.250% due 11/1/19(a)	434,600
140,000	B	8.625% due 4/15/20	155,575
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Oil, Gas & Consumable Fuels — 18.2%—(continued)
$ 145,000	B	7.750% due 2/1/21	$ 157,325
1,920,000	CCC	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20(a)	2,025,600
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
324,000	BB	6.500% due 8/15/21	351,540
194,000	BB	6.250% due 6/15/22	211,217
340,000	BB	4.500% due 7/15/23	332,775
520,000	BB	MEG Energy Corp., Company Guaranteed Notes, 6.375% due 1/30/23(a)	540,800
210,000	CCC	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16	157,500
30,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	31,425
145,000	B	Oasis Petroleum Inc., Company Guaranteed Notes, 7.250% due 2/1/19	157,325
		Oil States International Inc., Company Guaranteed Notes:
100,000	BB+	6.500% due 6/1/19	107,500
470,000	BB+	5.125% due 1/15/23(a)	471,175
420,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/1/18	456,750
		Peabody Energy Corp., Company Guaranteed Notes:
1,200,000	BB+	6.500% due 9/15/20	1,281,000
770,000	BB+	6.250% due 11/15/21	804,650
100,000	BB+	7.875% due 11/1/26	107,500
230,000	B+	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	242,650
765,000	B+	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	839,588
		Plains Exploration & Production Co., Company Guaranteed Notes:
50,000	B	6.125% due 6/15/19	55,500
680,000	B	8.625% due 10/15/19	780,300
170,000	B	6.500% due 11/15/20	190,825
40,000	B	6.750% due 2/1/22	45,600
		QEP Resources Inc., Senior Unsecured Notes:
90,000	BB+	5.375% due 10/1/22	94,725
40,000	BB+	5.250% due 5/1/23	41,600
		Quicksilver Resources Inc., Company Guaranteed Notes:
120,000	CCC+	8.250% due 8/1/15	115,800
950,000	CCC+	11.750% due 1/1/16	959,500
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	143,650
250,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	271,250
275,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20(a)	283,938
675,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(a)	681,750
250,000	BB-	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	278,750
1,040,000	B-	Samson Investment Co., Senior Unsecured Notes, 9.750% due 2/15/20(a)	1,111,500
180,000	B-	SandRidge Energy Inc., Company Guaranteed Notes, 7.500% due 3/15/21	189,000
250,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	278,125
240,000	B	Shelf Drilling Holdings Ltd., Senior Secured Notes, 8.625% due 11/1/18(a)	257,400
150,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19(a)	150,750
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	248,400
140,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Unsecured Notes, 7.375% due 2/1/20(a)	146,300
250,000	B+	Swift Energy Co., Company Guaranteed Notes, 7.875% due 3/1/22	261,875
365,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	392,375
1,315,000	B-	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	1,351,163
		Total Oil, Gas & Consumable Fuels	44,296,474
Paper & Forest Products — 0.8%
		Appleton Papers Inc.:
310,000	CCC+	Secured Notes, 11.250% due 12/15/15	339,837
530,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	559,150
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Paper & Forest Products — 0.8%—(continued)
$ 130,000	B+	Boise Cascade LLC/Boise Cascade Finance Corp., Company Guaranteed Notes, 6.375% due 11/1/20(a)	$ 137,800
435,000	BB	Boise Paper Holdings LLC/Boise Co-Issuer Co., Company Guaranteed Notes, 8.000% due 4/1/20	481,762
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23(a)	157,200
		Verso Paper Holdings LLC/Verso Paper Inc.:
36,000	CCC	Company Guaranteed Notes, 11.375% due 8/1/16	16,380
199,000	B+	Senior Secured Notes, 11.750% due 1/15/19	191,913
		Total Paper & Forest Products	1,884,042
Personal Products — 0.4%
1,035,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21(a)	1,035,000
Pharmaceuticals — 0.8%
110,000	B+	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	107,250
		Valeant Pharmaceuticals International:
725,000	BB-	Company Guaranteed Notes, 6.750% due 8/15/21(a)	787,531
260,000	BB-	Senior Notes, 6.375% due 10/15/20(a)	280,475
780,000	BB-	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Company Guaranteed Notes, 7.750% due 9/15/18	846,300
		Total Pharmaceuticals	2,021,556
Professional Services — 0.3%
640,000	B3(d)	Good Sam Enterprises LLC, Senior Secured Notes, 11.500% due 12/1/16	683,200
Real Estate Investment Trusts (REITs) — 1.3%
		Ashton Woods USA LLC/Ashton Woods Finance Co.:
310,200	NR	Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(g)	344,419
240,000	B-	Senior Notes, 6.875% due 2/15/21(a)	241,800
945,000	B+	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	945,000
520,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23(a)	524,550
315,000	B+	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17	351,619
		Realogy Group LLC, Senior Secured Notes:
115,000	B-	7.875% due 2/15/19(a)	125,637
395,000	B-	9.000% due 1/15/20(a)	455,238
110,000	NR	Starwood Property Trust Inc., Senior Unsecured Notes, 4.550% due 3/1/18	118,525
		Total Real Estate Investment Trusts (REITs)	3,106,788
Semiconductors & Semiconductor Equipment — 0.2%
		Advanced Micro Devices Inc., Senior Unsecured Notes:
65,000	B	8.125% due 12/15/17	62,725
60,000	B	7.500% due 8/15/22(a)	51,600
325,000	B	Freescale Semiconductor Inc., Senior Secured Notes, 10.125% due 3/15/18(a)	361,562
		Total Semiconductors & Semiconductor Equipment	475,887
Software — 0.7%
		First Data Corp.:
330,000	B-	Company Guaranteed Notes, 12.625% due 1/15/21	353,512
940,000	B-	Secured Notes, 8.250% due 1/15/21(a)	965,850
290,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes, 9.250% due 1/15/18(a)	296,525
		Total Software	1,615,887
Speciality Retail — 0.8%
		Bon-Ton Department Stores Inc. (The):
103,000	CCC	Company Guaranteed Notes, 10.250% due 3/15/14	103,644
1,140,000	Caa1(d)	Secured Notes, 10.625% due 7/15/17(b)	1,134,300
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	375,250
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 89.9%—(continued)
Speciality Retail — 0.8%—(continued)
$ 300,000	B	Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Secured Notes, 11.000% due 5/1/17(a)	$ 327,750
		Total Speciality Retail	1,940,944
Textiles, Apparel & Luxury Goods — 0.6%
485,000	CCC	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	537,137
130,000	B	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	141,863
760,000	CCC	Gymboree Corp., Company Guaranteed Notes, 9.125% due 12/1/18(b)	713,450
		Total Textiles, Apparel & Luxury Goods	1,392,450
Tobacco — 0.2%
550,000	B-	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16	583,687
Transportation Infrastructure — 3.2%
610,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/1/18	698,450
360,000	CCC	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	318,600
700,000	BB-	Commercial Barge Line Co., Secured Notes, 12.500% due 7/15/17	770,000
67,758	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(e)	70,299
1,070,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	1,156,937
340,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	352,750
280,000	B-	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	295,400
834,000	B3(d)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16	842,340
280,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/1/17	281,400
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes, 10.000% due 2/15/18(a)(e)	371,850
385,000	NR	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18(f)	166,513
415,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	456,500
495,000	B+	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	569,250
820,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	873,300
160,000	B+	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	172,800
265,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	279,575
		Total Transportation Infrastructure	7,675,964
Wireless Telecommunication Services — 2.9%
800,000	B-	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	852,000
930,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	1,007,887
		Sprint Capital Corp., Company Guaranteed Notes:
770,000	B+	6.875% due 11/15/28	781,550
665,000	B+	8.750% due 3/15/32	784,700
		Sprint Nextel Corp.:
1,000,000	BB-	Company Guaranteed Notes, 9.000% due 11/15/18(a)	1,242,500
1,310,000	B+	Senior Unsecured Notes, 11.500% due 11/15/21	1,809,438
415,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	454,425
		Total Wireless Telecommunication Services	6,932,500
		TOTAL CORPORATE BONDS & NOTES (Cost — $207,413,346)	218,188,707
SENIOR LOANS — 0.1%
50,000	NR	Frac Tech Services (Restricted), 0.000% due 5/6/16	46,169
150,000	NR	Gymboree Corp. (Restricted), 0.000% due 2/23/17	144,734
		Trico Marine Services Inc. (Restricted):
67,808	NR	1.000% due 5/13/14(g)	67,469
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face Amount	Rating††	Security	Value
SENIOR LOANS — 0.1%—(continued)
$ 38,513	NR	10.000% due 5/13/14(g)	$ 38,320
		TOTAL SENIOR LOANS (Cost — $294,772)	296,692
Shares
COMMON STOCKS — 1.3%
CONSUMER DISCRETIONARY — 0.2%
Hotels, Restaurants & Leisure — 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)(a)(g)(h)*	19,906
Media — 0.2%
6,359		Charter Communications Inc, Class A shares*.	549,354
		TOTAL CONSUMER DISCRETIONARY	569,260
ENERGY — 0.2%
Energy Equipment & Services — 0.2%
18,163		DeepOcean Group Holdings AS (Restricted)(g)(h)*	359,502
FINANCIALS — 0.8%
Real Estate Management & Development — 0.8%
43,025		Realogy Holdings Corp.(g)*	1,929,671
INDUSTRIALS — 0.1%
Building Products — 0.0%
178		Nortek Inc.*	12,922
Transportation Infrastructure — 0.1%
135,004		Horizon Lines Inc. (Restricted), Class A shares*	202,506
		TOTAL INDUSTRIALS	215,428
		TOTAL COMMON STOCKS (Cost — $2,086,837)	3,073,861
PREFERRED STOCKS — 1.3%
FINANCIALS — 1.3%
Commercial Banks — 1.2%
43,836		GMAC Capital Trust I, 8.125%(c)	1,163,407
62,000		Zions Bancorporation, Series C, 9.500%	1,602,700
7,585		Zions Capital Trust B, 8.000%	197,817
		Total Commercial Banks	2,963,924
Diversified Financial Services — 0.1%
4,700		Federal National Mortgage Association (FNMA), Series S, 8.250%(c)(g)*	10,018
814		Jack Cooper Holdings Corp.(a)(c)*	89,540
		Total Diversified Financial Services	99,558
		TOTAL FINANCIALS	3,063,482
		TOTAL PREFERRED STOCKS (Cost — $3,000,695)	3,063,482
CONVERTIBLE PREFERRED STOCKS — 0.8%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
220		LodgeNet Interactive Corp., 10.000% (a)(f)	923
FINANCIALS — 0.8%
Commercial Banks — 0.8%
465		Bank of America Corp., Series L, 7.250%	558,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Shares	Rating††	Security	Value
FINANCIALS — 0.8%—(continued)
Commercial Banks — 0.8%—(continued)
1,105		Wells Fargo & Co., Series L, 7.500%	$ 1,401,140
		Total Commercial Banks	1,959,140
		TOTAL FINANCIALS	1,959,140
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,912,945)	1,960,063
WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
554		Charter Communications Inc., expires 11/30/14*	20,276
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,280		SemGroup Corp., Class A Shares, expires 11/30/14(g)*	27,379
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
		Jack Cooper Holdings Corp.:
376		expires 12/15/17 (a)*	46,624
183		expires 5/16/18 (a)*	22,692
		Total Diversified Financial Services	69,316
		TOTAL FINANCIALS	69,316
		TOTAL WARRANTS (Cost — $286,842)	116,971
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $214,995,437)	226,699,776
Face Amount
SHORT-TERM INVESTMENTS (i) — 6.9%
MONEY MARKET FUND- 2.4%
5,737,195		Invesco STIT — Government & Agency Portfolio(j) (Cost — $5,737,195)	5,737,195
TIME DEPOSITS- 4.5%
2,100,938		JPMorgan Chase & Co. — London, 0.030% due 3/1/13	2,100,938
8,947,666		Wells Fargo — Grand Cayman, 0.030% due 3/1/13	8,947,666
		TOTAL TIME DEPOSITS (Cost — $11,048,604)	11,048,604
		TOTAL SHORT-TERM INVESTMENTS (Cost — $16,785,799)	16,785,799
		TOTAL INVESTMENTS — 100.3% (Cost — $231,781,236 #)	243,485,575
		Liabilities in Excess of Other Assets — (0.3)%	(653,005)
		TOTAL NET ASSETS — 100.0%	$ 242,832,570

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(d)	Rating by Moody's Investors Service. All ratings are unaudited.
(e)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
High Yield Investments

(f)	Security is currently in default.
(g)	Illiquid Security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.5%.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	—	Public Limited Company

See pages 116 and 117 for definition of ratings.
Summary of Investments by Security Type*
Corporate Bonds & Notes	89.6%
Common Stock	1.3
Preferred Stock	1.3
Convertible Preferred Stock	0.8
Senior Loans	0.1
Warrant	0.0**
Short-Term Investments	6.9
100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
SOVEREIGN BONDS — 52.7%
Australia — 1.1%
$ 4,300,000 AUD	Australia Government Bond, 4.750% due 6/15/16	$ 4,681,801
Belgium — 2.4%
	Belgium Government Bond:
4,500,000 EUR	3.500% due 3/28/15	6,276,976
3,000,000 EUR	3.250% due 9/28/16	4,287,785
	Total Belgium	10,564,761
Brazil — 1.5%
	Brazil Notas do Tesouro Nacional Serie F:
12,578,000 BRL	10.000% due 1/1/17 — 1/1/23	6,677,099
Canada — 2.4%
2,800,000 CAD	Canada Housing Trust No 1, 2.400% due 12/15/22 (a)	2,737,206
	Province of Ontario Canada:
4,100,000 CAD	3.150% due 6/2/22	4,130,703
1,500,000 CAD	4.600% due 6/2/39	1,715,346
1,500,000 CAD	Province of Quebec Canada, 5.000% due 12/1/38	1,776,017
	Total Canada	10,359,272
Colombia — 0.1%
317,000,000 COP	Colombia Government International Bond, 9.850% due 6/28/27	273,250
	Colombian TES:
137,900,000 COP	11.000% due 7/24/20	105,055
145,900,000 COP	7.000% due 5/4/22	92,991
6,000,000 COP	10.000% due 7/24/24	4,700
178,000,000 COP	7.500% due 8/26/26	119,579
	Total Colombia	595,575
Germany — 3.5%
5,300,000 EUR	Bundesobligation, 2.250% due 4/10/15	7,255,082
	Bundesrepublik Deutschland:
700,000 EUR	3.750% due 1/4/15	978,393
2,300,000 EUR	3.250% due 7/4/15	3,232,895
1,300,000 EUR	4.000% due 7/4/16	1,917,117
1,000,000 EUR	6.250% due 1/4/30	2,073,505
	Total Germany	15,456,992
Indonesia — 0.8%
	Indonesia Treasury Bond:
16,450,000,000 IDR	7.000% due 5/15/22 — 5/15/27	1,895,097
2,500,000,000 IDR	8.375% due 9/15/26	315,667
4,700,000,000 IDR	9.500% due 7/15/31	656,870
4,330,000,000 IDR	8.250% due 6/15/32	544,366
672,000,000 IDR	6.375% due 4/15/42	69,612
	Total Indonesia	3,481,612
Italy — 5.9%
	Italy Buoni Poliennali Del Tesoro:
2,500,000 EUR	4.250% due 7/1/14	3,377,016
12,600,000 EUR	3.000% due 4/15/15	16,713,685
4,500,000 EUR	Italy Certificati di Credito del Tesoro, 0.000% due 1/31/14	5,822,352
	Total Italy	25,913,053
Japan — 7.4%
	Japan Government Ten Year Bond:
520,000,000 JPY	1.500% due 12/20/17	6,003,188
1,470,000,000 JPY	1.200% due 6/20/21	16,864,037
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
SOVEREIGN BONDS — 52.7%—(continued)
Japan — 7.4%—(continued)
	Japan Government Thirty Year Bond:
$ 767,000,000 JPY	2.500% due 9/20/35 — 6/20/36	$ 9,541,971
	Total Japan	32,409,196
Malaysia — 0.6%
	Malaysia Government Bond:
2,200,000 MYR	4.012% due 9/15/17	736,009
1,300,000 MYR	5.734% due 7/30/19	477,790
2,000,000 MYR	4.378% due 11/29/19	685,507
222,000 MYR	3.492% due 3/31/20	72,206
1,990,000 MYR	4.160% due 7/15/21	673,474
	Total Malaysia	2,644,986
Mexico — 1.0%
	Mexican Bonos:
14,300,000 MXN	5.000% due 6/15/17	1,135,403
21,300,000 MXN	7.750% due 12/14/17 — 5/29/31	1,903,374
10,000,000 MXN	6.500% due 6/10/21	865,535
4,600,000 MXN	10.000% due 12/5/24 — 11/20/36	535,883
	Total Mexico	4,440,195
Netherlands — 6.5%
	Netherlands Government Bond:
7,500,000 EUR	4.250% due 7/15/13(a)	9,959,441
4,600,000 EUR	0.750% due 4/15/15(a)	6,092,815
200,000 EUR	3.250% due 7/15/15(a)	280,372
7,000,000 EUR	4.000% due 7/15/19(a)	10,780,769
900,000 EUR	3.500% due 7/15/20(a)(b)	1,356,418
	Total Netherlands	28,469,815
Nigeria — 0.1%
	Nigeria Government Bond:
2,000,000 NGN	4.000% due 4/23/15	11,098
8,000,000 NGN	15.100% due 4/27/17	58,172
26,800,000 NGN	16.000% due 6/29/19	211,019
4,800,000 NGN	7.000% due 10/23/19	25,412
34,800,000 NGN	16.390% due 1/27/22	292,360
	Total Nigeria	598,061
Norway — 0.5%
12,300,000 NOK	Norway Government Bond, 5.000% due 5/15/15	2,313,036
Peru — 0.2%
	Peruvian Government International Bond:
1,150,000 PEN	7.840% due 8/12/20(b)	560,267
40,000 PEN	7.840% due 8/12/20(a)(b)	19,487
100,000 PEN	8.200% due 8/12/26(b)	54,008
670,000 PEN	6.950% due 8/12/31(b)	323,995
40,000 PEN	6.950% due 8/12/31(a)	19,343
	Total Peru	977,100
Poland — 0.8%
	Poland Government Bond:
5,600,000 PLN	5.500% due 4/25/15 — 10/25/19	1,896,323
2,610,000 PLN	5.250% due 10/25/17	880,445
2,500,000 PLN	5.750% due 10/25/21 — 9/23/22	898,852
	Total Poland	3,675,620
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
SOVEREIGN BONDS — 52.7%—(continued)
Qatar — 1.3%
	Qatar Government International Bond:
$ 3,575,000	5.250% due 1/20/20(a)	$ 4,205,094
1,150,000	6.400% due 1/20/40(a)	1,518,000
	Total Qatar	5,723,094
Romania — 0.0%
	Romania Government Bond:
100,000 RON	5.800% due 10/26/15	30,218
200,000 RON	5.750% due 1/27/16	60,483
400,000 RON	5.900% due 7/26/17	121,764
	Total Romania	212,465
Russia — 0.1%
10,000,000 RUB	Russian Foreign Bond — Eurobond, 7.850% due 3/10/18	352,812
South Africa — 1.6%
	South Africa Government Bond:
23,500,000 ZAR	8.250% due 9/15/17	2,874,646
27,900,000 ZAR	7.250% due 1/15/20	3,270,542
3,300,000 ZAR	10.500% due 12/21/26	469,441
2,500,000 ZAR	7.000% due 2/28/31	255,622
	Total South Africa	6,870,251
Spain — 4.5%
	Autonomous Community of Madrid Spain:
700,000 EUR	4.305% due 3/6/14	938,291
1,100,000 EUR	4.200% due 9/24/14	1,471,004
	Junta de Castilla y Leon:
100,000 EUR	6.270% due 2/19/18	134,948
200,000 EUR	6.505% due 3/1/19	270,105
	Spain Government Bond:
3,800,000 EUR	2.500% due 10/31/13	5,017,441
500,000 EUR	4.250% due 10/31/16	675,079
400,000 EUR	4.000% due 4/30/20	512,008
800,000 EUR	4.850% due 10/31/20	1,065,103
5,500,000 EUR	5.500% due 4/30/21	7,579,801
	Xunta de Galicia:
400,000 EUR	5.763% due 4/3/17	530,688
1,250,000 EUR	6.964% due 12/28/17	1,727,212
	Total Spain	19,921,680
Thailand — 0.1%
	Thailand Government Bond:
1,500,000 THB	3.650% due 12/17/21	50,894
11,000,000 THB	3.580% due 12/17/27	356,193
	Total Thailand	407,087
Turkey — 0.4%
	Turkey Government Bond:
2,499,428 TRY	3.000% due 1/6/21 — 2/23/22	1,622,086
United Kingdom — 9.9%
	United Kingdom Gilt Inflation Linked:
9,720,405 GBP	1.875% due 11/22/22	19,512,263
12,216,840 GBP	0.125% due 3/22/24	20,804,466
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
SOVEREIGN BONDS — 52.7%—(continued)
United Kingdom — 9.9%—(continued)
$ 1,780,422 GBP	1.250% due 11/22/27	$ 3,467,543
	Total United Kingdom	43,784,272
	TOTAL SOVEREIGN BONDS (Cost — $227,277,548)	232,151,921
ASSET-BACKED SECURITIES — 0.1%
Student Loan — 0.1%
354,233	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.251% due 4/25/38 (c)	358,104
206,609	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.837% due 3/1/18 (c)	207,260
	Total Student Loan	565,364
	TOTAL ASSET-BACKED SECURITIES (Cost — $548,757)	565,364
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
	Banc of America Large Loan Inc.:
454,294	Series 2010-HLTN, Class HLTN, 2.501% due 11/15/15 (a)(c)	455,805
300,000	Series 2010-UB5, Class A4A, 5.634% due 2/17/51 (a)(c)(d)	341,366
112,237	Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 3.123% due 7/25/33 (c)	114,421
17,915	BCAP LLC Trust, Series 2010-RR1, Class 1A1, 2.935% due 3/26/37 (a)(c)	17,812
	Bear Stearns Adjustable Rate Mortgage Trust:
18,919	Series 2003-5, Class 1A2, 2.706% due 8/25/33 (c)	18,936
24,360	Series 2003-7, Class 6A, 2.831% due 10/25/33 (c)	24,740
79,218	Series 2004-2, Class 22A, 3.135% due 5/25/34 (c)	75,986
18,584	Series 2004-2, Class 23A, 3.195% due 5/25/34 (c)	17,955
52,846	Series 2005-2, Class A2, 2.793% due 3/25/35 (c)	53,418
221,569	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.722% due 1/26/36 (c)	173,362
657,668	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.419% due 2/5/19 (a)(c)	653,545
	Countrywide Alternative Loan Trust:
21,853	Series 2005-21CB, Class A3, 5.250% due 6/25/35	19,794
128,475	Series 2007-11T1, Class A12, 0.552% due 5/25/37 (c)	75,146
57,137	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	42,703
70,408	Series 2007-7T2, Class A9, 6.000% due 4/25/37	54,323
	Countrywide Home Loan Mortgage Pass Through Trust:
11,165	Series 2004-12, Class 11A1, 3.026% due 8/25/34 (c)	9,939
54,864	Series 2005-11, Class 3A1, 2.712% due 4/25/35 (c)	39,057
239,230	Series 2005-2, Class 1A1, 0.522% due 3/25/35 (c)	164,590
28,618	Series 2005-3, Class 2A1, 0.492% due 4/25/35 (c)	21,614
192,064	Series 2005-9, Class 1A3, 0.432% due 5/25/35 (c)	158,456
111,049	Series 2005-HYB9, Class 3A2A, 2.783% due 2/20/36 (c)	94,652
39,837	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.662% due 8/25/33 (c)	39,923
96,858	Crusade Global Trust, Series 2004-2, Class A2, 0.365% due 11/19/37 (c)	126,329
275,047	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	191,900
63,685	CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	33,997
	Federal Home Loan Mortgage Corp. (FHLMC):
73,325	Structured Pass Through Securities, Series T-35, Class A, 0.482% due 9/25/31 (c)	68,002
104,428	Structured Pass Through Securities, Series T-62, Class 1A1, 1.340% due 10/25/44 (c)	104,151
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
131,864	Series 2391, Class FJ, 0.701% due 4/15/28 (c)	133,133
293,277	Series 2614, Class SJ, 19.109% due 5/15/33 (b)(c)	415,696
66,807	Series 3037, Class BC, 4.500% due 2/15/20	68,503
201,230	Series 3174, Class FM, 0.441% due 5/15/36 (c)	201,395
88,855	Series 3588, Class NA, 5.000% due 1/15/47	89,151
20,305	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	23,762
	Federal National Mortgage Association (FNMA), REMICS:
14,061	Series 2003-34, Class A1, 6.000% due 4/25/43	15,779
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%—(continued)
$ 15,456	Series 2005-120, Class NF, 0.302% due 1/25/21 (c)	$ 15,467
133,431	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	157,763
831,588	Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	985,346
12,403	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.940% due 3/25/33 (c)	12,580
	Harborview Mortgage Loan Trust:
39,565	Series 2003-1, Class A, 2.775% due 5/19/33 (c)	39,927
50,815	Series 2005-2, Class 2A1A, 0.422% due 5/19/35 (c)	41,344
132,253	Series 2005-3, Class 2A1A, 0.442% due 6/19/35 (c)	109,747
173,650	Series 2006-SB1, Class A1A, 1.024% due 12/19/36 (c)	125,304
10,516	JPMorgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36 (c)	10,455
838,570	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A3, 6.288% due 2/12/51	873,663
	JPMorgan Mortgage Trust:
20,221	Series 2003-A2, Class 3A1, 2.352% due 11/25/33 (c)	20,284
11,619	Series 2005-A1, Class 6T1, 4.882% due 2/25/35 (c)	11,808
507,655	JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.871% due 7/27/37 (a)(c)	257,827
	Merrill Lynch Floating Trust:
553,325	Series 2008-LAQA, Class A1, 0.737% due 7/9/21 (a)(c)	551,055
1,000,000	Series 2008-LAQA, Class A2, 0.737% due 7/9/21 (a)(c)	992,242
17,894	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.436% due 2/25/33 (c)	16,985
109,653	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 1.760% due 10/25/35 (c)	108,411
448,601	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.850% due 6/12/50 (c)	483,429
93,651	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.462% due 7/25/35 (c)	93,159
	Puma Finance Pty Ltd.:
158,814	Series G5, Class A1, 0.429% due 2/21/38 (a)(c)	155,597
56,832	Series P10, Class BA, 3.566% due 7/12/36 (b)(c)	57,474
211,946	Series P11, Class BA, 3.423% due 8/22/37 (c)	215,474
108,444	RALI Trust, Series 2007-QO2, Class A1, 0.352% due 2/25/47 (c)	62,116
	Residential Asset Securitization Trust:
43,122	Series 2005-A15, Class 5A1, 5.750% due 2/25/36	36,493
89,580	Series 2006-R1, Class A2, 0.602% due 1/25/46 (c)	41,454
	Structured Adjustable Rate Mortgage Loan Trust:
25,890	Series 2004-1, Class 4A1, 2.586% due 2/25/34 (c)	26,273
120,892	Series 2004-4, Class 3A2, 2.784% due 4/25/34 (c)	121,913
89,183	Series 2004-19, Class 2A1, 1.571% due 1/25/35 (c)	66,172
	Structured Asset Mortgage Investments Inc.:
122,150	Series 2005-AR2, Class 2A1, 0.432% due 5/25/45 (c)	91,979
128,409	Series 2005-AR8, Class A1A, 0.482% due 2/25/36 (c)	89,142
86,058	Series 2006-AR5, Class 1A1, 0.412% due 5/25/46 (c)	51,739
200,000	Series 2007-AR4, Class A3, 0.422% due 9/25/47 (c)	117,114
209,339	Series 2007-AR6, Class A1, 1.671% due 8/25/47 (c)	166,537
428,382	Structured Asset Securities Corp., Series 2005-10, Class 4A1, 5.500% due 12/25/34	433,494
	Swan Trust:
193,634	Series 2006-1E, Class A1, 0.372% due 5/12/37 (c)	192,051
248,958	Series 2006-1E, Class A2, 3.082% due 5/12/37 (c)	251,353
252,983	Torrens Trust, Series 2007-1, Class A, 3.423% due 10/19/38 (c)	257,708
	Wachovia Bank Commercial Mortgage Trust:
831,212	Series 2003-C9, Class A4, 5.012% due 12/15/35 (c)	847,836
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45 (c)	1,009,110
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48	567,068
	WaMu Mortgage Pass Through Certificates:
3,410	Series 2001-7, Class A, 1.368% due 5/25/41 (c)	3,377
31,385	Series 2002-AR9, Class 1A, 1.574% due 8/25/42 (c)	30,204
13,409	Series 2003-AR5, Class A7, 2.452% due 6/25/33 (c)	13,768
1,091,458	Series 2003-AR9, Class 1A6, 2.434% due 9/25/33 (c)	1,117,872
111,155	Series 2005-AR13, Class A1A1, 0.492% due 10/25/45 (c)	105,040
181,120	Series 2006-AR13, Class 2A, 2.571% due 10/25/46 (c)	163,535
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%—(continued)
$ 114,837	Series 2006-AR4, Class 2A1A, 2.571% due 5/25/46 (c)	$ 101,553
48,741	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.114% due 7/25/46 (c)	24,577
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $15,170,870)	15,464,160
CORPORATE BONDS & NOTES — 15.1%
Australia — 1.0%
2,100,000 AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,192,952
1,400,000 GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,191,390
	Total Australia	4,384,342
Bermuda — 0.2%
900,000	Qtel International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	1,006,875
Cayman Islands — 0.5%
900,000	IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22 (a)(b)	1,053,000
1,000,000	QNB FINANCE Ltd., Bank Guaranteed Notes, 3.375% due 2/22/17	1,046,640
	Total Cayman Islands	2,099,640
Colombia — 0.1%
648,000,000 COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	416,115
France — 0.3%
	BPCE SA:
300,000 EUR	Junior Subordinated Notes, 6.117% due 10/29/49 (c)	370,854
1,000,000	Senior Unsecured Notes, 2.046% due 2/7/14 (a)(b)(c)	1,012,209
	Total France	1,383,063
Germany — 2.7%
7,900,000 EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	11,945,524
Ireland — 0.2%
11,200,000 RUB	Novatek OAO via Novatek Finance Ltd., Unsecured Notes, 7.750% due 2/21/17 (a)(b)(d)	363,470
9,500,000 RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	317,675
	Total Ireland	681,145
Japan — 0.0%
100,000 EUR	Tokyo Electric Power Co., Inc. (The), General Reference Mortgage Notes, 4.500% due 3/24/14	133,898
Jersey Channel Islands — 0.1%
	HBOS Capital Funding LP, Bank Guaranteed Notes:
200,000 GBP	9.540% due 3/29/49 (c)	320,445
200,000 GBP	6.461% due 11/29/49 (c)	287,490
	Total Jersey Channel Islands	607,935
Luxembourg — 0.2%
400,000 EUR	Fiat Finance & Trade SA, Company Guaranteed Notes, 7.625% due 9/15/14	554,076
200,000	Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes, 7.510% due 7/31/13	204,820
7,000,000 RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	235,905
	Total Luxembourg	994,801
Netherlands — 0.6%
1,000,000	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18	1,239,953
300,000	Gazprom OAO Via White Nights Finance BV, Senior Unsecured Notes, 10.500% due 3/8/14	326,535
100,000 EUR	NIBC Bank NV, Government Liquid Guaranteed Notes, 3.500% due 4/7/14	135,525
335,742 EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 2.945% due 10/15/13 (c)	441,296
500,000	SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	517,546
	Total Netherlands	2,660,855
New Zealand — 0.0%
200,000	ANZ New Zealand International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13 (a)	204,440
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 15.1%—(continued)
Norway — 0.6%
	Eksportfinans ASA, Senior Unsecured Notes:
$ 300,000	1.875% due 4/2/13	$ 299,406
900,000	2.375% due 5/25/16	858,807
100,000 CHF	2.875% due 11/16/16	107,295
500,000	5.500% due 6/26/17	521,748
	Statoil ASA, Company Guaranteed Notes:
300,000	3.125% due 8/17/17	325,535
300,000	5.100% due 8/17/40	353,951
	Total Norway	2,466,742
Qatar — 0.3%
100,000	Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	115,875
850,000	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,064,625
	Total Qatar	1,180,500
South Korea — 2.0%
	Export-Import Bank of Korea, Senior Unsecured Notes:
575,000 EUR	5.750% due 5/22/13	761,790
1,900,000	1.251% due 7/26/13 (a)(b)(c)	1,900,391
2,200,000	5.000% due 4/11/22	2,561,346
	Korea Development Bank (The), Senior Unsecured Notes:
850,000	4.000% due 9/9/16	931,542
2,300,000	3.875% due 5/4/17	2,520,342
	Total South Korea	8,675,411
Spain — 0.4%
100,000 EUR	Banco Santander SA, Covered Notes, 4.250% due 5/6/13	131,605
900,000 EUR	Bankia SA, Senior Unsecured Notes, 0.384% due 4/23/14 (c)	1,125,186
400,000 EUR	Santander International Debt SAU, Bank Guaranteed Notes, 4.500% due 5/18/15	542,273
	Total Spain	1,799,064
United Kingdom — 1.7%
	Barclays Bank PLC:
900,000 GBP	Junior Subordinated Notes, 14.000% due 11/29/49 (c)	1,834,805
1,000,000	Subordinated Notes, 7.625% due 11/21/22(e)	1,000,000
600,000	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (a)(b)	667,915
	LBG Capital No.1 PLC, Bank Guaranteed Notes:
300,000 GBP	7.869% due 8/25/20	484,822
200,000	8.500% due 12/29/49 (a)(b)(c)	214,556
	LBG Capital No.2 PLC, Bank Guaranteed Notes:
100,000 GBP	7.625% due 12/9/19	159,141
300,000 GBP	15.000% due 12/21/19	654,028
1,000,000	Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14 (a)	1,043,034
	Standard Chartered PLC, Senior Unsecured Notes:
600,000	5.500% due 11/18/14 (a)	646,140
600,000	3.850% due 4/27/15 (a)	635,382
100,000	Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14 (a)(b)	105,637
	Total United Kingdom	7,445,460
United States — 4.2%
	Ally Financial Inc.:
200,000	Company Guaranteed Notes, 6.750% due 12/1/14	216,000
500,000	Senior Unsecured Notes, 0.000% due 6/15/15	464,375
	American International Group Inc.:
800,000 EUR	Junior Subordinated Notes, 8.000% due 5/22/38 (c)	1,229,379
	Senior Unsecured Notes:
441,000 GBP	6.765% due 11/15/17	798,881
712,000 EUR	6.797% due 11/15/17	1,132,121
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 15.1%—(continued)
United States — 4.2%—(continued)
$ 800,000 EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	$ 1,167,461
900,000 EUR	Bank of America Corp., Subordinated Notes, 0.889% due 5/23/17 (c)	1,106,147
1,000,000	Boston Scientific Corp., Senior Unsecured Notes, 4.500% due 1/15/15	1,060,676
300,000	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21	337,714
300,000	CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18	342,068
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000	8.000% due 6/1/14	647,881
400,000	8.700% due 10/1/14	445,992
	Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
200,000	0.760% due 3/22/16 (c)	197,774
500,000 AUD	3.560% due 4/12/16 (c)	496,038
1,300,000	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	1,557,516
300,000	Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15	332,816
	Lehman Brothers Holdings Inc., :
1,300,000	0.000% due 12/30/16 (f)	338,000
600,000	6.875% due 5/2/18 (f)	160,500
500,000	Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17	576,250
650,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14	692,149
1,100,000	NBCUniversal Media LLC, Senior Unsecured Notes, 5.150% due 4/30/20	1,307,801
1,100,000	Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17	1,329,386
100,000	SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13	102,250
1,000,000	Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,218,469
490,588	Tagua Leasing LLC, US Government Guaranteed Notes, 1.581% due 11/16/24	490,387
500,000	UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18	589,203
	Total United States	18,337,234
	TOTAL CORPORATE BONDS & NOTES (Cost — $61,180,968)	66,423,044
MORTGAGE-BACKED SECURITIES — 4.9%
FNMA — 4.9%
	Federal National Mortgage Association (FNMA):
700,000	5.480% due 7/1/18(c)	748,603
972,091	5.700% due 8/1/18(c)	1,036,805
98,174	3.000% due 1/1/22	104,465
1,026,135	2.500% due 10/1/27(g)	1,017,727
7,225,313	2.500% due 3/1/28	7,271,250
177,150	2.492% due 11/1/34(c)	190,214
339,013	6.500% due 8/1/37	392,493
1,000,000	4.500% due 3/1/42(g)	1,076,328
9,000,000	3.500% due 3/1/43(g)	9,518,907
14,114	7.000% due 10/1/48	15,806
	TOTAL FNMA	21,372,598
GNMA — 0.0%
60,480	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	66,116
	TOTAL GNMA	66,116
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $21,177,468)	21,438,714
MUNICIPAL BONDS — 2.0%
United States — 2.0%
200,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue Bonds, Series A-2, 5.875% due 6/1/47	175,052
	Central Puget Sound Regional Transit Authority , Sales Tax and Motor Vehicle Excise Tax Refunding Bonds, Series p-1:
300,000	5.000%, due 2/1/27	361,401
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
MUNICIPAL BONDS — 2.0%—(continued)
United States — 2.0%—(continued)
$ 100,000	5.000%, due 2/1/28	$ 119,758
400,000	City of Dallas TX, GO, General Obligation Refunding Bonds, Series 2012, 5.000% due 2/15/24	494,876
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,905,735
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37	249,326
300,000	Philadelphia School District, Build America General Obligation Bonds, 6.765% due 6/1/40	358,125
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One Hundred Sixth-Eight Series, 4.926% due 10/1/51	842,130
100,000	Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series A, AMBAC-Insured, AMBAC-Insured, –% due 8/1/54	8,824
500,000	State of California, GO, Various Purpose General Obligation Refunding Bonds, 5.000% due 9/1/24	608,785
600,000	State of Washington, GO, Motor Vehicle Fuel Tax, General Obligation Bond, Series B, 5.000% due 7/1/25	738,042
2,600,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Bonds, Series 2012, 5.000% due 12/15/24	2,918,162
100,000	Tobacco Settlement Financing Corp., New Jersey, Tobacco Settlement Revenue Bonds, Series 1A, 5.000% due 6/1/41	87,938
	Total United States	8,868,154
	TOTAL MUNICIPAL BONDS (Cost — $8,236,349)	8,868,154
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.8%
U.S. GOVERNMENT OBLIGATIONS — 9.8%
	U.S. Treasury Bonds:
300,000	4.375% due 5/15/41	378,422
1,600,000	3.750% due 8/15/41	1,818,750
1,650,000	3.000% due 5/15/42	1,623,445
	U.S. Treasury Notes:
300,000	0.500% due 11/15/13	300,774
59,000	0.250% due 11/30/13	59,046
5,300,000	1.000% due 1/15/14	5,339,130
3,800,000	0.250% due 1/31/14	3,803,416
5,400,000	1.250% due 2/15/14	5,456,322
2,700,000	0.250% due 2/28/14	2,702,427
	U.S. Treasury Inflation Indexed Notes:
6,267,456	0.125% due 4/15/17	6,763,958
3,463,614	0.625% due 7/15/21	3,955,284
10,245,743	0.125% due 1/15/22 (j)	11,151,047
	TOTAL U.S. GOVERNMENT OBLIGATIONS	43,352,021
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $42,732,667)	43,352,021
PURCHASED OPTIONS — 0.0%
United States — 0.0%
4,100,000	Swaption, 3-Month USD-LIBOR, Put @ 2.25, expires 3/11/13	197
4,100,000	Swaption, 3-Month USD-LIBOR, Put @ 2.25, expires 3/11/13	197
3,600,000	Swaption, 3-Month USD-LIBOR, Put @ 3.88, expires 4/14/14	76,335
	Total United States	76,729
	TOTAL PURCHASED OPTIONS (Cost — $282,095)	76,729
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $376,606,722)	388,340,107
SHORT-TERM INVESTMENTS (h) — 15.3%
CERTIFICATE OF DEPOSIT — 0.2%
940,000 MYR	Bank Negara Malaysia Monetary Notes, 2.982% due 4/9/13	303,044
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
CERTIFICATE OF DEPOSIT — 0.2%—(continued)
$ 700,000 MYR	Bank Negara Malaysia Monetary Notes, 2.995% due 5/7/13	$ 225,154
200,000 MYR	Bank Negara Malaysia Monetary Notes, 3.000% due 5/14/13	64,292
100,000 MYR	Bank Negara Malaysia Monetary Notes, 3.001% due 5/16/13	32,141
100,000 MYR	Bank Negara Malaysia Monetary Notes, 3.003% due 5/28/13	32,109
100,000 MYR	Bank Negara Malaysia Monetary Notes, 3.010% due 6/25/13	32,036
40,500,000 MXN	Mexico Cetes, 4.278% due 4/4/13	315,641
	TOTAL CERTIFICATE OF DEPOSIT (Cost — $1,015,840)	1,004,417
COMMERCIAL PAPER — 0.2%
1,100,000	Standard Chartered Bank, 0.959% due 10/1/13 (i) (Cost — $1,093,788)	1,093,788
MONEY MARKET FUND- 0.2%
1,023,660	Invesco STIT — Government & Agency Portfolio (Cost — $1,023,660) (j)	1,023,660
REPURCHASE AGREEMENTS — 1.9%
8,400,000	JPMorgan Securities repurchase agreement dated 2/28/13, 0.200% due 3/1/13, Proceeds at maturity — 8,400,047; (Fully collateralized by Freddie Mac Bonds, 2.205% due 12/5/22; Market Valued — $8,578,182)(i)	8,400,000
SOVEREIGN BONDS — 5.9%
1,180,000,000 JPY	Japan Treasury Discount Bill, 0.095% due 3/25/13	12,773,913
1,190,000,000 JPY	Japan Treasury Discount Bill, 0.095% due 4/15/13	12,881,457
	TOTAL SOVEREIGN BOND (Cost — $27,615,606)	25,655,370
TIME DEPOSITS- 1.7%
261,909	Bank of America — London, 0.03% due 03/01/2013	261,909
	BBH — Grand Cayman:
63 DKK	-0.05% due 03/01/2013	11
189,520 EUR	-0.04% due 03/01/2013	247,865
1 CHF	0.00% due 03/01/2013	1
30,493,966 JPY	0.01% due 03/01/2013	330,128
271 SGD	0.01% due 03/01/2013	219
67,799 SGD	0.07% due 03/01/2013	102,966
123 NZD	1.45% due 03/01/2013	102
1,211 AUD	1.58% due 03/01/2013	1,240
298,041 ZAR	4.20% due 03/01/2013	33,200
	JPMorgan Chase & Co. — London:
22,016 CAD	0.21% due 03/01/2013	21,411
116,218 AUD	1.58% due 03/01/2013	119,036
6,347,051	Wells Fargo — Grand Cayman, 0.03% due 03/01/2013	6,347,051
	TOTAL TIME DEPOSITS (Cost — 7,465,139)	7,465,139
U.S. GOVERNMENT AGENCIES — 3.2%
	Federal Home Loan Bank (FHLB), Discount Notes:
9,900,000	0.138% due 7/5/13(i)	9,895,236
	Federal National Mortgage Association (FNMA), Discount Notes:
4,100,000	0.180% due 8/1/13(i)	4,096,863
	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $13,992,099)	13,992,099
U.S. GOVERNMENT OBLIGATIONS — 2.0%
	U.S. Treasury Bills:
30,000	0.111% due 4/18/13(i)	29,996
794,000	0.174% due 8/22/13(i)	793,332
600,000	0.180% due 11/14/13(i)	599,226
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 2.0%—(continued)
$ 4,044,000	0.126% due 12/12/13(i)	$ 4,039,952
390,000	0.148% due 1/9/14(i)	389,498
2,862,000	0.143% due 2/6/14(i)	2,858,126
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $8,710,130)	8,710,130
	TOTAL SHORT-TERM INVESTMENTS (Cost — $69,316,262)	67,344,603
	TOTAL INVESTMENTS — 103.5% (Cost — $445,922,984 #)	455,684,710
	Liabilities in Excess of Other Assets — (3.5)%	(15,045,275)
	TOTAL NET ASSETS — 100.0%	$ 440,639,435

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid Security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Security is currently in default.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 15.1%.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
(k)	All or a portion of this security is segregated as collateral for open futures contracts, options written, swap contracts, foreign currency contracts, or TBAs.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	—	American Bond Assurance Corporation
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Columbian Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GMTN	—	Global Medium Term Note
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgitt
NGN	—	Nigerian Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo
PLC	—	Public Limited Company
PLN	—	Polish Zloty
RON	—	Romanian Leu
See Notes to Financial Statements.

Abbreviations used in this schedule:
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Summary of Investments by Security Type*
Sovereign Bonds	50.9%
Corporate Bonds & Notes	14.6
U.S. Government & Agency Obligations	9.5
Mortgage-Backed Securities	4.7
Collateralized Mortgage Obligations	3.5
Municipal Bonds	1.9
Asset-Backed Securities	0.1
Purchased Options	0.0**
Short-Term Investments	14.8
100.0%

*As a percentage of total investments.
** Position represents less than 0.1%
Schedule of Options Contracts Written
Contracts	Security Name	Expiration Date	Strike Price	Value
United States
3,200,000	OTC U.S. dollar versus Japanese Yen, Put	3/22/2013	$ 82.10	$ 22
2,550,000	OTC U.S. dollar versus Japanese Yen, Put	4/16/2013	86.00	3,315
2,350,000	OTC U.S. dollar versus Japanese Yen, Put	4/16/2013	87.00	4,825
320,000	OTC U.S. dollar versus South African Rand, Call	4/18/2013	9.45	1,853
170,000	OTC U.S. dollar versus South African Rand, Call	4/19/2013	9.47	983
70,000	OTC U.S. dollar versus South African Rand, Call	4/23/2013	9.46	464
70,000	OTC U.S. dollar versus South African Rand, Call	4/25/2013	9.68	296
70,000	OTC U.S. dollar versus South African Rand, Call	4/25/2013	9.71	275
160,000	OTC U.S. dollar versus South Korean Won, Call	4/26/2013	1,134.50	452
6,400,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	3/11/2013	2.28	1
200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	0.75	3
1,400,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	0.75	23
4,300,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	0.75	72
1,100,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	0.85	407
3,100,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	0.85	1,148
2,600,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	1.20	104
1,100,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.25	26
3,100,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.25	72
200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	0
1,400,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	2
1,600,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	2
1,600,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	1.40	35,968
4,300,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	5
5,600,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	7
5,600,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	1.40	125,887
6,300,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.40	8
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Contracts	Security Name	Expiration Date	Strike Price	Value
6,300,000	Swaption, 3-Month USD-LIBOR, Call	3/18/2013	$ 1.40	$ 141,623
2,600,000	Swaption, 3-Month USD-LIBOR, Put	3/18/2013	1.65	744
4,200,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	4/24/2013	0.85	471
3,000,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	2,046
3,200,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	2,183
11,200,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	7,640
22,800,000	Swaption, 3-Month USD-LIBOR, Put	4/29/2013	1.30	15,552
1,100,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	6/3/2013	1.50	1,078
1,100,000	Swaption, 3-Month USD-LIBOR, Call	7/11/2013	1.20	16,642
1,100,000	Swaption, 3-Month USD-LIBOR, Put	7/11/2013	1.20	36
1,600,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.15	572
2,600,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.15	930
5,900,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.15	2,110
1,000,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.70	1,256
2,200,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.70	2,764
3,500,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/2013	1.70	4,397
1,500,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	7,914
2,000,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	10,552
2,700,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	14,245
3,400,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	17,938
4,000,000	Swaption, 3-Month USD-LIBOR, Call	7/29/2013	1.80	21,104
1,500,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	6,392
2,000,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	8,522
2,700,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	11,505
3,400,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	14,488
4,000,000	Swaption, 3-Month USD-LIBOR, Put	7/29/2013	2.65	17,045
15,100,000	Swaption, 3-Month USD-LIBOR, Put	4/14/2014	2.85	29,665
3,000,000 EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/2014	10.00	0
	Total United States			535,634
	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $1,081,300)			$535,634

For details of other financial instruments held by this Fund, refer to Note 3.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 96.7%
Alaska — 2.4%
$ 1,750,000	AA-	North Slope Borough Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$ 1,992,130
California — 9.8%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,334,480
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,247,054
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, Prerefunded 7/1/14 @ 100, NPFG-Insured, 5.250% due 7/1/19(a)	1,065,960
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,774,635
1,000,000	AA-	San Francisco, CA, Public Utilities Commission Water Revenue, Sub-Series D, 5.000% due 11/1/19	1,230,850
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, Election of 2006 Project, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,463,183
		Total California	8,116,162
Colorado — 9.4%
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,319,370
1,500,000	AA-	Jefferson County School District R-1, GO, Broomfield Counties, CO, Refunding Bonds, Series 2012, 5.000% due 12/15/26	1,926,660
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,521,619
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series 2012A, 4.000% due 11/15/36	2,027,220
		Total Colorado	7,794,869
Connecticut — 1.4%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,177,440
District of Colombia — 3.6%
2,500,000	AAA	District of Columbia, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	3,005,200
Florida — 2.8%
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Project, 5.000% due 10/1/21	1,144,370
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,162,270
		Total Florida	2,306,640
Georgia — 5.4%
2,000,000	AA-	Augusta, GA, Water and Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,316,260
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,187,522
		Total Georgia	4,503,782
Illinois — 2.9%
		Illinois Finance Authority Revenue :
1,095,000	A2(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,315,544
1,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/1/34	1,057,790
		Total Illinois	2,373,334
Indiana — 0.9%
770,000	AA+	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(c)	770,000
Kansas — 1.4%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,167,198
Massachusetts — 4.9%
1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,620,150
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,324,260
1,000,000	A2(b)	Massachusetts HEFA Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,100,830
		Total Massachusetts	4,045,240
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 96.7%—(continued)
Michigan — 2.3%
$ 1,750,000	AA-	Kalamazoo, MI, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	$ 1,916,233
Minnesota — 0.3%
258,347	AA+	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	268,696
New Jersey — 4.1%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,784,022
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Centre, 5.000% due 7/1/27	1,607,490
		Total New Jersey	3,391,512
New York — 3.6%
1,450,000	AAA	New York City, NY, Municipal Water Finance Authority, Water and Sewer System Revenue, Series E, 5.000% due 6/15/38	1,466,762
385,000	AA-	New York State, Urban Development Corp., Refunding Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/1/14	400,831
470,000	NR	New York, GO, Series D, Prerefunded, 11/1/14 @ 100, 5.000% due 11/1/27(a)	506,857
530,000	AA(d)	New York, GO, Series D, Unrefunded Portion, 5.000% due 11/1/27	561,196
		Total New York	2,935,646
North Carolina — 2.8%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,275,100
Oregon — 4.7%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, Prerefunded 5/1/15 @ 100, AGM-Insured, 5.000% due 5/1/24(a)	1,099,540
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-Series Twenty C, AMT, 5.000% due 7/1/16(e)	1,140,950
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, NPFG-Insured, 5.000% due 6/15/22	1,645,981
		Total Oregon	3,886,471
Pennsylvania — 2.9%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,365,500
Tennessee — 1.3%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,058,070
Texas — 16.4%
2,000,000	AAA	Keller, TX, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,226,460
2,500,000	AAA	North East, TX, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	3,352,525
2,000,000	AA	RoundRock, TX, Independent School District, GO, 5.000% due 8/1/33	2,322,620
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1,151,870
2,575,000	AAA	5.250%, due 4/1/26	3,435,256
1,000,000	AA-	Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,099,270
		Total Texas	13,588,001
Washington — 7.9%
2,000,000	AA+	King County, WA School District No. 210 Federal Way, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,328,980
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,394,100
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,787,205
		Total Washington	6,510,285
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 96.7%—(continued)
Wisconsin — 5.5%
$ 2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	$ 3,110,450
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,412,775
		Total Wisconsin	4,523,225
		TOTAL MUNICIPAL BONDS (Cost — $72,117,934)	79,970,734
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $72,117,934)	79,970,734
SHORT-TERM INVESTMENTS — 1.8%
TIME DEPOSITS- 1.8%
		JPMorgan Chase & Co. — London:
598,822		0.030% due 3/1/13	598,822
		Wells Fargo — Grand Cayman:
913,666		0.030% due 3/1/13	913,666
		TOTAL TIME DEPOSITS (Cost — $1,512,488)	1,512,488
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,512,488)	1,512,488
		TOTAL INVESTMENTS — 98.5% (Cost — $73,630,422 #)	81,483,222
		Other Assets in Excess of Liabilities — 1.5%	1,274,588
		TOTAL NET ASSETS — 100.0%	$ 82,757,810

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody's Investors Service. All ratings are unaudited.
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
GNMA	—	Government national Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 116 and 117 for definition of ratings.
Summary of Investments by Industry*
Education	23.8%
General Obligation	22.6
Health Care Providers & Services	14.3
Transportation	11.1
Utilities	7.4
Power	5.5
Development	4.6
Airport	3.6
Water and Sewer	3.1
Public Facilities	1.8
Housing	0.3
Short-Term Investments	1.9
100.0%

*As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.7%
CERTIFICATES OF DEPOSIT — 7.6%
$ 7,000,000	Deutsche Bank AG, 0.430% due 8/21/13	$ 7,000,000
2,900,000	National Bank of Canada, 0.550% due 7/11/13	2,900,000
7,000,000	Norinchuckin Bank, 0.270% due 4/10/13	7,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost — $16,900,000)	16,900,000
COMMERCIAL PAPER — 53.7%
5,000,000	Alpine Securitization Corp., 0.210% due 4/11/13(a)(b)	4,998,804
8,000,000	ASB Finance Ltd., 0.230% due 3/6/13(a)(b)	7,999,744
5,000,000	Atlantis One Funding, 0.230% due 3/5/13(a)(b)	4,999,872
9,000,000	Autobahn Funding Co., LLC, 0.130% due 3/1/13(a)(b)	9,000,000
7,000,000	Barclays U.S. Funding Corp., 0.240% due 5/20/13(a)	6,996,267
2,000,000	Canadian Imperial Bank of Commerce, 0.401% due 4/17/13(a)	1,998,956
7,000,000	Coca-Cola Company, 0.200% due 8/20/13(a)(b)	6,993,311
	Collateralized Commercial Paper Program Co., LLC:
5,000,000	0.300% due 3/1/13(a)	5,000,000
3,000,000	0.381% due 8/1/13(a)	2,995,155
4,500,000	DnB Bank ASA, 0.300% due 4/23/13(a)	4,498,013
9,000,000	Eli Lilly and Company, 0.050% due 3/1/13(a)	9,000,000
2,590,000	FCAR Owner Trust, 0.321% due 5/15/13(a)	2,588,273
9,000,000	Market Street Funding LLC, 0.110% due 3/1/13(a)(b)	9,000,000
5,000,000	Mizuho Funding LLC, 0.270% due 3/26/13(a)(b)	4,999,063
9,000,000	Pfizer, Inc., 0.060% due 3/1/13(a)(b)	9,000,000
7,000,000	Skandinaviska Enskilda Banken AB, 0.240% due 3/28/13(a)(b)	6,998,740
10,000,000	Sumitomo Mitsui Banking Corporation, 0.240% due 3/11/13(a)(b)	9,999,332
4,000,000	Swedebank AG, 0.200% due 6/27/13(a)	3,997,378
9,000,000	Unilever Capital Corp., 0.080% due 3/1/13(a)(b)	9,000,000
	TOTAL COMMERCIAL PAPER (Cost — $120,062,908)	120,062,908
TIME DEPOSITS — 0.4%
335,960	Bank of America — London, 0.030% due 3/1/13	335,960
663,988	JPMorgan Chase & Co. — London, 0.030% due 3/1/13	663,988
	TOTAL TIME DEPOSITS (Cost — $999,948)	999,948
U.S. GOVERNMENT AGENCIES — 18.4%
	Federal Home Loan Bank (FHLB), Discount Notes:
10,500,000	0.000% due 3/1/13(a)	10,500,000
5,000,000	0.160% due 5/22/13(a)	4,998,178
2,700,000	0.170% due 7/1/13(a)	2,698,445
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
5,000,000	0.145% due 3/18/13(a)	4,999,658
15,000,000	0.170% due 6/18/13(a)	14,992,279
3,000,000	0.170% due 8/30/13(a)	2,997,422
	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $41,185,982)	41,185,982
U.S. GOVERNMENT OBLIGATIONS — 19.6%
	U.S. Treasury Bills:
25,000,000	0.095% due 3/28/13(a)	24,998,219
15,000,000	0.090% due 4/18/13(a)	14,998,200
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 19.6%—(continued)
$ 3,700,000	0.156% due 7/25/13(a)	$ 3,697,659
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $43,694,078)	43,694,078
	TOTAL SHORT-TERM INVESTMENTS (Cost — $222,842,916)	222,842,916
	TOTAL INVESTMENTS — 99.7% (Cost — $222,842,916 #)	222,842,916
	Cash and Other Assets in Excess of Liabilities — 0.3%	643,500
	TOTAL NET ASSETS — 100.0%	$ 223,486,416

(a)	Rate shown represents yield-to-maturity.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Ratings
(unaudited)
Bond Ratings
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)— Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa	— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“ Fitch”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “ CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
Short-Term Security Ratings
SP-1	— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Ratings
(unaudited) (continued)
A-1	— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	— Moody’s highest rating for issues having a demand feature —VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statements of Assets and Liabilities
February 28, 2013 (unaudited)
	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments
ASSETS:
Investments, at cost	$1,160,560,271	$ 911,060,874	$196,018,496
Foreign currency, at cost	—	—	—
Investments, at value*	$1,638,152,961	$1,140,042,228	$255,425,086
Foreign currency, at value	—	—	—
Cash	—	989	209
Receivable for manager waiver	—	—	—
Receivable for securities sold	7,552,311	2,229,983	2,129,609
Dividends and interest receivable	1,026,450	3,949,970	84,718
Receivable for Fund shares sold	2,215,101	1,373,072	181,289
Unrealized appreciation on open forward foreign currency contracts (Notes 1 and 3)	—	—	—
Variation margin on open future contacts (Notes 1 and 3)	—	—	—
Variation margin on open swap contacts (Notes 1 and 3)	—	—	—
Swap contracts at value (Notes 1 and 3)	—	—	—
Deposits with counterparty	—	—	—
Prepaid expenses	49,617	38,864	13,425
Total Assets	1,648,996,440	1,147,635,106	257,834,336
LIABILITIES:
Payable for securities on loan	11,510,391	13,229,056	18,219,045
Payable for Fund shares repurchased	3,264,812	2,183,493	541,141
Payable for securities purchased	4,069,517	1,724,738	857,265
Investment management fee payable	750,399	521,979	145,490
Transfer agent fees payable	55,757	46,702	28,478
Custody fee payable	91,155	57,652	15,895
Trustees' fees payable	5,174	3,596	1,652
Due to Custodian	4,302,006	—	—
Investment Forward sale commitments, at value (proceeds received $36,544,766) (Note 1)	—	—	—
Options Contracts written, at value (premiums received $826,316 and $1,081,300, respectively) (Notes 1 and 3)	—	—	—
Swap contracts at value (Notes 1 and 3)	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Notes 1 and 3)	—	—	—
Variation margin on open swap contracts (Notes 1 and 3)	—	—	—
Deposits from counterparty	—	—	—
Distributions payable	—	—	—
Accrued expenses	63,881	64,565	63,985
Total Liabilities	24,113,092	17,831,781	19,872,951
Total Net Assets	$1,624,883,348	$1,129,803,325	$237,961,385
NET ASSETS:
Par value (Note 4)	$ 91,935	$ 110,433	$ 10,911
Paid-in capital in excess of par value	1,241,751,168	1,363,693,173	192,391,311
Accumulated net investment loss	—	—	(357,335)
Undistributed (Overdistributed) net investment income	6,917,365	4,289,393	—
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	(101,469,810)	(467,271,028)	(13,490,092)
Net unrealized appreciation on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	477,592,690	228,981,354	59,406,590
Total Net Assets	$1,624,883,348	$1,129,803,325	$237,961,385
Shares Outstanding	91,934,563	110,432,723	10,911,321
Net Asset Value	$ 17.67	$ 10.23	$ 21.81

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, and International Fixed Income Investments with a market value of $11,140,580, $12,848,385, $17,488,132, $7,792,364, $5,733,611, $183,038, $622,064, $5,455,075, and $990,000, respectively.
**	Value represents amortized cost.
See Notes to Financial Statements.

Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments

$141,425,277	$ 478,152,730	$495,255,484	$ 954,508,688	$231,781,236	$445,922,984	$73,630,422	$222,842,916
—	61,305	1,613,576	256,474	—	222,998	—	—
$203,477,919	$ 569,470,726	$659,205,946	$ 990,451,308	$243,485,575	$455,684,710	$81,483,222	222,842,916**
—	60,948	1,626,015	247,045	—	218,016	—	—
151	461	21,553	904,601	213	409,902	44	8
—	—	—	—	—	—	—	17,750
1,018,254	3,212,176	966,321	104,020,899	2,562,563	42,567,039	—	—
202,238	1,235,614	1,377,537	5,153,309	4,601,290	3,710,594	836,907	14,286
136,325	1,125,633	558,270	1,261,077	648,689	1,202,209	683,916	1,932,077
—	105,162	605,320	949,560	—	12,188,922	—	—
—	—	1,437,752	653,396	—	71,722	—	—
—	—	—	–	—	510,217	—	—
—	—	—	1,713,230	—	1,291,301	—	—
—	—	—	27,000	—	6,000	—	—
12,068	16,431	29,308	35,386	11,528	20,186	9,310	13,144
204,846,955	575,227,151	665,828,022	1,105,416,811	251,309,858	517,880,818	83,013,399	224,820,181

7,951,376	5,989,150	188,876	635,161	5,737,195	1,023,660	–	–
342,013	1,065,325	1,335,526	1,964,221	548,023	916,424	179,950	1,267,694
1,033,613	2,153,084	337,420	143,937,346	2,038,222	60,369,810	–	–
120,301	304,023	402,523	281,120	100,909	168,135	25,306	13,469
17,882	19,639	25,082	46,490	2,525	10,919	2,405	5,425
12,699	6,701	118,532	161,925	4,167	6,590	11,349	10,443
794	1,563	3,386	12,265	860	1,642	1,138	1,126
—	—	—	—	—	—	—	—
—	—	—	36,661,293	—	—	—	—
—	—	—	589,256	—	535,634	—	—
—	—	—	200,621	—	939,438	—	—
—	160,820	278,523	879,682	—	1,627,469	—	—
—	—	—	1,100,397	—	—	—	—
—	—	—	1,935,000	—	11,590,000	—	—
—	—	—	298	1,367	—	1,312	—
66,742	66,240	68,274	91,630	44,020	51,662	34,129	35,608
9,545,420	9,766,545	2,758,142	188,496,705	8,477,288	77,241,383	255,589	1,333,765
$195,301,535	$ 565,460,606	$663,069,880	$ 916,920,106	$242,832,570	$440,639,435	$82,757,810	$223,486,416

$ 14,355	$ 55,118	$ 41,656	$ 107,415	$ 55,490	$ 53,080	$ 8,363	$ 223,486
124,885,898	812,314,562	566,854,552	877,491,722	251,919,355	426,122,409	74,653,506	223,256,679
—	—	—	—	(348,786)	—	—	—
573,496	1,684,433	1,543,438	8,539,038	—	8,615,377	144,166	52
7,775,144	(339,839,314)	(69,665,610)	(4,761,487)	(20,497,828)	(16,716,665)	98,975	6,199
62,052,642	91,247,807	164,295,844	35,543,418	11,704,339	22,565,234	7,852,800	—
$195,301,535	$ 565,460,606	$663,069,880	$ 916,920,106	$242,832,570	$440,639,435	$82,757,810	223,486,416
14,355,132	53,117,848	41,655,777	107,414,740	55,489,914	53,079,741	8,363,347	223,486,000
$ 13.60	$ 10.65	$ 15.92	$ 8.54	$ 4.38	$ 8.30	$ 9.90	$ 1.00
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended February 28, 2013 (unaudited)
	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments
INVESTMENT INCOME:
Dividends	$ 11,232,886	$ 16,038,828	$ 1,321,618
Interest	6,957	6,631	1,298
Income from securities lending	24,914	37,913	211,413
Miscellaneous income	—	—	—
Less: Foreign taxes withheld	(9,572)	(38,054)	(2,204)
Total Investment Income	11,255,185	16,045,318	1,532,125
EXPENSES:
Investment management fee (Note 2)	$ 4,728,539	$ 3,278,290	$ 943,626
Transfer agent fees	117,895	90,316	37,859
Custody fees	224,953	154,622	42,972
Trustees' fees	102,225	70,447	16,292
Shareholder reports	51,129	50,921	46,502
Insurance	33,216	20,040	5,007
Audit and tax	28,978	26,209	21,642
Legal fees	20,046	20,046	20,046
Registration fees	11,177	10,935	10,557
Miscellaneous expenses	66,208	45,877	10,187
Total Investment Expenses	5,384,366	3,767,703	1,154,690
Less: Fee waivers and/or expense reimbursement (Note 2)	—	—	(2,161)
Net Expenses	5,384,366	3,767,703	1,152,529
Net Investment Income (Loss)	$ 5,870,819	$ 12,277,615	$ 379,596
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENT, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$ 59,248,199	$ 34,043,105	$ 12,721,029
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—
Net Realized Gain (Loss)	59,248,199	34,043,105	12,721,029
Change in Net Unrealized Appreciation/Depreciation From:
Investments	61,851,925	67,225,801	9,149,610
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—
Change in Net Unrealized Appreciation(Depreciation)	61,851,925	67,225,801	9,149,610
Net Gain (Loss) on Investments, Futures Contracts, Options Written, Forward Sale Commitment, Swap Contracts and Foreign Currency Transactions	121,100,124	101,268,906	21,870,639
Total Net Assets Increase (Decrease) in Net Assets From Operations	$126,970,943	$113,546,521	$22,250,235
See Notes to Financial Statements.

Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments

$ 2,639,801	$ 4,286,770	$ 6,045,847	$ 30,748	$ 217,147	$ —	$ —	$ —
981	3,684	10,518	15,740,346	8,624,139	5,633,494	1,503,023	230,717
121,147	50,374	230,301	1,281	23,014	207	—	—
—	139	4	929	—	—	—	—
(4,675)	(252,789)	(588,080)	—	—	—	—	—
2,757,254	4,088,178	5,698,590	15,773,304	8,864,300	5,633,701	1,503,023	230,717

$ 770,392	$ 1,801,941	$ 3,054,762	$ 1,922,819	$ 877,190	$ 1,081,721	$ 171,262	$ 90,151
25,989	41,009	52,216	83,589	14,839	29,184	5,748	16,721
36,847	128,371	311,514	357,065	72,921	145,807	23,797	41,553
12,328	25,315	46,746	79,136	13,207	26,032	6,463	15,510
46,178	49,817	43,484	37,722	22,066	45,056	1,689	44,225
3,310	9,376	15,231	22,757	3,629	6,077	1,888	3,230
20,679	25,771	27,740	41,969	27,943	36,412	19,291	17,711
20,046	20,060	20,046	20,046	20,046	20,046	20,046	20,046
10,127	10,657	10,595	9,817	9,524	10,022	9,631	10,524
7,787	18,573	34,033	54,453	13,417	20,235	4,510	11,827
953,683	2,130,890	3,616,367	2,629,373	1,074,782	1,420,592	264,325	271,498
(1,970)	(14,053)	(383,827)	(5,893)	(192,990)	—	—	(45,200)
951,713	2,116,837	3,232,540	2,623,480	881,792	1,420,592	264,325	226,298
$ 1,805,541	$ 1,971,341	$ 2,466,050	13,149,824	$ 7,982,508	$ 4,213,109	$1,238,698	$ 4,419

$ 14,188,878	$ 9,117,659	$ 13,457,383	$ 8,941,248	$ 2,519,624	$ 2,903,088	$ 201,960	$ 328
—	—	931,572	18,201	—	92,257	—	—
—	—	—	170,158	—	120,880	—	—
—	—	—	162,969	—	(5,508)	—	—
—	—	—	1,412,038	(2,349)	376,954	—	—
—	(122,413)	(236,301)	(1,140,021)	—	(4,965,643)	—	—
14,188,878	8,995,246	14,152,654	9,564,593	2,517,275	(1,477,972)	201,960	328

12,486,708	52,876,561	60,871,295	(4,603,569)	5,982,435	(6,208,862)	26,942	—
—	—	252,623	219,717	—	357,864	—	—
—	—	—	124,284	—	432,095	—	—
—	—	—	(66,601)	—	6,914	—	—
—	—	—	(1,757,287)	—	(505,736)	—	—
—	(189,499)	417,904	818,335	—	14,927,039	—	—
12,486,708	52,687,062	61,541,822	(5,265,121)	5,982,435	9,009,314	26,942	—
26,675,586	61,682,308	75,694,476	4,299,472	8,499,710	7,531,342	228,902	328
$28,481,127	$63,653,649	$78,160,526	17,449,296	$16,482,218	$11,744,451	$1,467,600	$ 4,747
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2013 (unaudited) and Year Ended August 31, 2012
	Large Capitalization Growth Investments		Large Capitalization Value Equity Investments
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$ 5,870,819	$ 6,482,220	$ 12,277,615	$ 24,168,525
Net realized gain	59,248,199	87,906,066	34,043,105	38,734,227
Change in net unrealized appreciation/depreciation	61,851,925	129,328,340	67,225,801	61,932,505
Increase (Decrease) in Net Assets From Operations	126,970,943	223,716,626	113,546,521	124,835,257
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(5,601,128)	(8,294,405)	(23,555,726)	(24,720,654)
Net realized gains	—	—	—	—
Decrease in Net Assets From Distributions to Shareholders	(5,601,128)	(8,294,405)	(23,555,726)	(24,720,654)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	87,754,045	78,804,323	44,674,557	50,974,293
Reinvestment of distributions	5,601,128	8,294,405	23,555,726	24,720,654
Cost of shares repurchased	(155,799,383)	(474,585,749)	(115,632,287)	(309,029,807)
Increase (Decrease) in Net Assets From Fund Share Transactions	(62,444,210)	(387,487,021)	(47,402,004)	(233,334,860)
Increase (Decrease) in Net Assets	58,925,605	(172,064,800)	42,588,791	(133,220,257)
NET ASSETS:
Beginning of period	1,565,957,743	1,738,022,543	1,087,214,534	1,220,434,791
End of period*†	$1,624,883,348	$1,565,957,743	$1,129,803,325	$1,087,214,534
* Includes undistributed net investment income of:	$ 6,917,365	$ 6,647,674	$ 4,289,393	$ 15,567,504
† Includes accumulated net investment loss of:	—	—	—	—
See Notes to Financial Statements.

Small Capitalization Growth Investments		Small Capitalization Value Equity Investments		International Equity Investments		Emerging Markets Equity Investments
2013	2012	2013	2012	2013	2012	2013	2012

$ 379,596	$ (1,034,601)	$ 1,805,541	$ 1,799,607	$ 1,971,341	$ 6,406,201	$ 2,466,050	$ 14,791,234
12,721,029	11,601,336	14,188,878	21,056,940	8,995,246	(7,660,934)	14,152,654	(24,897,207)
9,149,610	16,669,721	12,486,708	5,818,527	52,687,062	(14,518,549)	61,541,822	(45,168,177)
22,250,235	27,236,456	28,481,127	28,675,074	63,653,649	(15,773,282)	78,160,526	(55,274,150)

—	—	(3,090,609)	(1,889,698)	(7,126,143)	(6,661,132)	(12,983,437)	(18,066,459)
—	—	(14,843,814)	—	—	—	—	—
—	—	(17,934,423)	(1,889,698)	(7,126,143)	(6,661,132)	(12,983,437)	(18,066,459)

7,176,633	22,648,577	3,623,474	16,051,002	116,086,394	150,284,899	20,709,129	75,670,441
—	—	17,919,874	1,889,286	7,126,143	6,661,132	12,983,294	18,066,459
(38,879,773)	(80,861,429)	(31,686,245)	(72,335,177)	(57,842,842)	(227,066,046)	(131,002,439)	(166,210,600)
(31,703,140)	(58,212,852)	(10,142,897)	(54,394,889)	65,369,695	(70,120,015)	(97,310,016)	(72,473,700)
(9,452,905)	(30,976,396)	403,807	(27,609,513)	121,897,201	(92,554,429)	(32,132,927)	(145,814,309)

247,414,290	278,390,686	194,897,728	222,507,241	443,563,405	536,117,834	695,202,807	841,017,116
$237,961,385	$247,414,290	$195,301,535	$194,897,728	$565,460,606	$443,563,405	$663,069,880	$ 695,202,807
—	—	$ 573,496	$ 1,858,564	$ 1,684,433	$ 6,839,235	$ 1,543,438	$ 12,060,825
$ (357,335)	$ (736,931)	—	—	—	—	—	—
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2013 (unaudited) and Year Ended August 31, 2012
	Core Fixed Income Investments
	2013	2012
OPERATIONS:
Net investment income (loss)	$ 13,149,824	$ 34,660,995
Net realized gain (loss)	9,564,593	45,797,815
Change in net unrealized appreciation (depreciation)	(5,265,121)	9,265,433
Increase (Decrease) in Net Assets From Operations	17,449,296	89,724,243
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(14,054,108)	(38,112,222)
Net realized gains	(38,639,965)	(10,147,005)
Decrease in Net Assets From Distributions to Shareholders	(52,694,073)	(48,259,227)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	28,911,759	320,711,752
Reinvestment of distributions	52,677,925	48,259,553
Cost of shares repurchased	(151,056,424)	(456,181,435)
Increase (Decrease) in Net Assets From Fund Share Transactions	(69,466,740)	(87,210,130)
Increase (Decrease) in Net Assets	(104,711,517)	(45,745,114)
NET ASSETS:
Beginning of period	1,021,631,623	1,067,376,737
End of period*†	$ 916,920,106	$1,021,631,623
* Includes undistributed net investment income of:	$ 8,539,038	$ 9,443,322
† Includes accumulated net investment loss of:	—	—
See Notes to Financial Statements.

High Yield Investments		International Fixed Income Investments		Municipal Bond Investments		Money Market Investments
2013	2012	2013	2012	2013	2012	2013	2012

$ 7,982,508	$ 10,670,973	$ 4,213,109	$ 7,999,242	$ 1,238,698	$ 2,888,817	$ 4,419	$ 59,036
2,517,275	(4,673,833)	(1,477,972)	24,700,618	201,960	1,247,270	328	5,871
5,982,435	6,130,587	9,009,314	(5,394,480)	26,942	3,054,364	—	—
16,482,218	12,127,727	11,744,451	27,305,380	1,467,600	7,190,451	4,747	64,907

(8,431,159)	(12,483,168)	(24,541,825)	(1,284,299)	(1,238,658)	(2,888,713)	(4,402)	(59,001)
—	—	—	—	—	—	—	—
(8,431,159)	(12,483,168)	(24,541,825)	(1,284,299)	(1,238,658)	(2,888,713)	(4,402)	(59,001)

13,258,916	163,104,819	30,909,244	227,373,965	7,526,739	32,848,538	63,554,459	293,627,375
8,425,360	12,483,271	24,541,825	1,284,299	1,237,540	2,888,768	4,395	58,949
(55,646,277)	(104,844,963)	(33,164,018)	(50,955,234)	(14,956,104)	(38,831,946)	(78,126,106)	(174,430,607)
(33,962,001)	70,743,127	22,287,051	177,703,030	(6,191,825)	(3,094,640)	(14,567,252)	119,255,717
(25,910,942)	70,387,686	9,489,677	203,724,111	(5,962,883)	1,207,098	(14,566,907)	119,261,623

268,743,512	198,355,826	431,149,758	227,425,647	88,720,693	87,513,595	238,053,323	118,791,700
$242,832,570	$268,743,512	$440,639,435	$431,149,758	$82,757,810	$88,720,693	$223,486,416	$238,053,323
—	$ 809,714	$ 8,615,377	$ 28,944,093	$ 144,166	$ 144,126	$ 52	$ 35
$ (348,786)	—	—	—	—	—	—	—
See Notes to Financial Statements.

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Large Capitalization Growth Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$16.39	$14.24	$11.80	$11.15	$ 14.66	$15.45
Income (Loss) from Operations:
Net investment income(2)	0.06	0.06	0.07	0.03	0.04	0.03
Net realized and unrealized gain (loss)	1.28	2.17	2.40	0.68	(3.35)	(0.55)
Total Income (Loss) from Operations	1.34	2.23	2.47	0.71	(3.31)	(0.52)
Less Distributions From:
Net investment income	(0.06)	(0.08)	(0.03)	(0.06)	(0.03)	(0.03)
Net realized gain	—	—	—	—	(0.17)	(0.24)
Total Distributions	(0.06)	(0.08)	(0.03)	(0.06)	(0.20)	(0.27)
Net Asset Value, End of Period	$17.67	$16.39	$14.24	$11.80	$ 11.15	$14.66
Total Return(3)	8.20%	15.71%	20.89%	6.30%	(22.25)%	(3.52)%
Net Assets, End of Period (millions)	$1,625	$1,566	$1,738	$1,495	$ 1,310	$2,214
Ratios of Average Net Assets:
Gross expenses	0.68% (4)	0.69%	0.68%	0.70%	0.71%	0.69%
Net expenses	0.68 (4)	0.69	0.68	0.70 (5)	0.71 (5)	0.69 (5)
Net investment income	0.74 (4)	0.40	0.47	0.22	0.44	0.18
Portfolio Turnover Rate	25%	66%	76%	92%	113%	79%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Large Capitalization Value Equity Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$ 9.44	$ 8.58	$ 7.54	$ 7.34	$ 9.88	$ 12.87
Income (Loss) from Operations:
Net investment income(2)	0.11	0.19	0.17	0.19	0.22	0.23
Net realized and unrealized gain (loss)	0.89	0.87	1.07	0.23	(2.55)	(1.92)
Total Income (Loss) from Operations	1.00	1.06	1.24	0.42	(2.33)	(1.69)
Less Distributions From:
Net investment income	(0.21)	(0.20)	(0.20)	(0.22)	(0.21)	(0.23)
Net realized gain	—	—	—	—	—	(1.07)
Total Distributions	(0.21)	(0.20)	(0.20)	(0.22)	(0.21)	(1.30)
Net Asset Value, End of Period	$10.23	$ 9.44	$ 8.58	$ 7.54	$ 7.34	$ 9.88
Total Return(3)	10.77%	12.50%	16.46%	5.67%	(23.14)%	(14.23)%
Net Assets, End of Period (millions)	$1,130	$1,087	$1,220	$1,102	$ 1,273	$ 1,972
Ratios of Average Net Assets:
Gross expenses	0.69% (4)	0.69%	0.68%	0.69%	0.72%	0.69%
Net expenses	0.69 (4)	0.69	0.68	0.69 (5)	0.71 (5)	0.67 (5)
Net investment income	2.25 (4)	2.15	1.95	2.43	3.30	2.12
Portfolio Turnover Rate	19%	32%	38%	104%	97%	55%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Small Capitalization Growth Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$19.81	$17.76	$14.62	$12.99	$ 17.32	$18.28
Income (Loss) from Operations:
Net investment income (loss)(2)	0.03	(0.07)	(0.07)	(0.09)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	1.97	2.12	3.21	1.72	(4.26)	(0.87)
Total Income (Loss) from Operations	2.00	2.05	3.14	1.63	(4.33)	(0.96)
Net Asset Value, End of Period	$21.81	$19.81	$17.76	$14.62	$ 12.99	$17.32
Total Return(3)	10.10%	11.54%	21.48%	12.55%	(25.00)%	(5.25)%
Net Assets, End of Period (millions)	$ 238	$ 247	$ 278	$ 262	$ 371	$ 458
Ratios of Average Net Assets:
Gross expenses	0.98% (5)	0.98%	0.95%	0.99%	1.08%	1.00%
Net expenses	0.98 (4)(5)	0.97 (4)	0.93 (4)	0.98 (4)	1.07 (4)	0.99 (4)
Net investment income (loss)	0.32 (5)	(0.40)	(0.37)	(0.56)	(0.59)	(0.51)
Portfolio Turnover Rate	37%	68%	73%	84%	73%	66%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Small Capitalization Value Equity Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$12.97	$11.20	$ 9.57	$ 8.67	$ 10.65	$13.51
Income (Loss) from Operations:
Net investment income(2)	0.12	0.11	0.10	0.08	0.11	0.12
Net realized and unrealized gain (loss)	1.80	1.77	1.68	0.90	(1.63)	(0.89)
Total Income (Loss) from Operations	1.92	1.88	1.78	0.98	(1.52)	(0.77)
Less Distributions From:
Net investment income	(0.22)	(0.11)	(0.15)	(0.08)	(0.07)	(0.10)
Net realized gain	(1.07)	—	—	—	(0.39)	(1.99)
Total Distributions	(1.29)	(0.11)	(0.15)	(0.08)	(0.46)	(2.09)
Net Asset Value, End of Period	$13.60	$12.97	$11.20	$ 9.57	$ 8.67	$10.65
Total Return(3)	15.93%	16.93%	18.52%	11.35%	(12.73)%	(5.36)%
Net Assets, End of Period (millions)	$ 195	$ 195	$ 223	$ 203	$ 374	$ 379
Ratios of Average Net Assets:
Gross expenses	0.99% (5)	0.99%	0.98%	0.98%	1.09%	1.01%
Net expenses	0.99 (4)(5)	0.98 (4)	0.95 (4)	0.97 (4)	1.08 (4)	0.99 (4)
Net investment income	1.87 (5)	0.91	0.85	0.86	1.54	1.07
Portfolio Turnover Rate	13%	24%	36%	25%	53%	39%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
International Equity Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$ 9.58	$ 9.77	$ 9.02	$ 8.97	$ 11.90	$ 15.57
Income (Loss) from Operations:
Net investment income(2)	0.04	0.17	0.15	0.14	0.15	0.30
Net realized and unrealized gain (loss)	1.16	(0.18)	0.76	0.15	(2.32)	(2.61)
Total Income (Loss) from Operations	1.20	(0.01)	0.91	0.29	(2.17)	(2.31)
Less Distributions From:
Net investment income	(0.13)	(0.18)	(0.16)	(0.24)	(0.30)	(0.21)
Net realized gain	—	—	—	—	(0.46)	(1.15)
Total Distributions	(0.13)	(0.18)	(0.16)	(0.24)	(0.76)	(1.36)
Net Asset Value, End of Period	$10.65	$ 9.58	$ 9.77	$ 9.02	$ 8.97	$ 11.90
Total Return(3)	12.61%	(0.06)%	9.97%	3.12%	(15.48)%	(16.23)%
Net Assets, End of Period (millions)	$ 565	$ 444	$ 536	$ 795	$ 725	$ 1,407
Ratios of Average Net Assets:
Gross expenses	0.83% (5)	0.91%	0.84%	0.85%	0.91%	0.83%
Net expenses	0.82 (4)(5)	0.90 (4)	0.82 (4)	0.84 (4)	0.90 (4)	0.77 (4)
Net investment income	0.77 (5)	1.80	1.41	1.52	1.98	2.16
Portfolio Turnover Rate	32%	75%	70%	73%	72%	124%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Emerging Markets Equity Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$14.46	$15.85	$14.79	$12.80	$ 15.36	$ 19.19
Income (Loss) from Operations:
Net investment income(2)	0.06	0.29	0.31	0.23	0.19	0.23
Net realized and unrealized gain (loss)	1.71	(1.33)	0.99	1.90	(2.39)	(2.24)
Total Income (Loss) from Operations	1.77	(1.04)	1.30	2.13	(2.20)	(2.01)
Less Distributions From:
Net investment income	(0.31)	(0.35)	(0.24)	(0.14)	(0.08)	(0.35)
Net realized gain	—	—	—	—	(0.28)	(1.47)
Total Distributions	(0.31)	(0.35)	(0.24)	(0.14)	(0.36)	(1.82)
Net Asset Value, End of Period	$15.92	$14.46	$15.85	$14.79	$ 12.80	$ 15.36
Total Return(3)	12.33%	(6.52)%	8.67%	16.69%	(12.86)%	(12.37)%
Net Assets, End of Period (millions)	$ 663	$ 695	$ 841	$ 809	$ 671	$ 634
Ratio of Average Net Assets:
Gross expenses	1.07% (5)	1.06%	1.05%	1.08%	1.12%	1.08%
Net expenses	0.95 (4)(5)	0.93 (4)	0.91 (4)	0.94 (4)	0.98 (4)	0.93 (4)
Net investment income	0.73 (5)	1.98	1.87	1.57	1.87	1.24
Portfolio Turnover Rate	24%	40%	42%	53%	133%	74%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Core Fixed Income Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$ 8.87	$ 8.58	$ 8.81	$ 8.25	$ 8.05	$ 8.07
Income from Operations:
Net investment income(2)	0.12	0.25	0.28	0.32	0.39	0.38
Net realized and unrealized gain	0.04	0.38	0.05	0.71	0.36	0.01
Total Income from Operations	0.16	0.63	0.33	1.03	0.75	0.39
Less Distributions From:
Net investment income	(0.13)	(0.27)	(0.29)	(0.33)	(0.40)	(0.41)
Net realized gain	(0.36)	(0.07)	(0.27)	(0.14)	(0.15)	—
Total Distributions	(0.49)	(0.34)	(0.56)	(0.47)	(0.55)	(0.41)
Net Asset Value, End of Period	$ 8.54	$ 8.87	$ 8.58	$ 8.81	$ 8.25	$ 8.05
Total Return(3)	1.84%	7.58%	3.93%	12.93%	9.96%	4.78%
Net Assets, End of Period (millions)	$ 917	$1,022	$1,067	$1,001	$ 872	$ 953
Ratios of Average Net Assets:
Gross expenses	0.55% (4)	0.52%	0.52%	0.53% (5)	0.54% (5)	0.52% (5)
Net expenses	0.55 (4)(6)	0.52 (6)	0.52 (6)	0.53 (5)(6)	0.53 (5)(6)	0.52 (5)(6)
Net investment income	2.74 (4)	2.85	3.23	3.79	4.98	4.56
Portfolio Turnover Rate	185%	429%	390%	257%	374%	346%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents less than 0.01%, 0.01%and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
High Yield Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$ 4.24	$ 4.15	$ 4.14	$ 3.77	$ 4.13	$ 4.58
Income (Loss) from Operations:
Net investment income(2)	0.14	0.29	0.36	0.37	0.37	0.39
Net realized and unrealized gain (loss)	0.15	0.16	0.02	0.38	(0.35)	(0.46)
Total Income (Loss) from Operations	0.29	0.45	0.38	0.75	0.02	(0.07)
Less Distributions From:
Net investment income	(0.15)	(0.36)	(0.37)	(0.38)	(0.38)	(0.38)
Total Distributions	(0.15)	(0.36)	(0.37)	(0.38)	(0.38)	(0.38)
Net Asset Value, End of Period	$ 4.38	$ 4.24	$ 4.15	$ 4.14	$ 3.77	$ 4.13
Total Return(3)	6.85%	11.57%	9.01%	20.41%	2.48%	(1.69)%
Net Assets, End of Period (millions)	$ 243	$ 269	$ 198	$ 190	$ 153	$ 130
Ratios of Average Net Assets:
Gross expenses	0.86% (5)	0.97%	0.88%	0.95%	0.97%	0.90%
Net expenses(4)	0.70 (5)	0.81	0.72	0.79	0.81	0.74
Net investment income	6.37 (5)	7.58	8.26	9.06	11.24	8.78
Portfolio Turnover Rate	48%	101%	62%	74%	68%	73%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
International Fixed Income Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$ 8.56	$ 7.99	$ 8.41	$ 7.77	$ 7.86	$ 7.67
Income (Loss) from Operations:
Net investment income(2)	0.08	0.19	0.23	0.19	0.30	0.32
Net realized and unrealized gain (loss)	0.15	0.41	(0.15)	0.83	0.31	0.05
Total Income from Operations	0.23	0.60	0.08	1.02	0.61	0.37
Less Distributions From:
Net investment income	(0.49)	(0.03)	(0.50)	(0.38)	(0.70)	(0.18)
Total Distributions	(0.49)	(0.03)	(0.50)	(0.38)	(0.70)	(0.18)
Net Asset Value, End of Period	$ 8.30	$ 8.56	$ 7.99	$ 8.41	$ 7.77	$ 7.86
Total Return(3)	2.69%	7.53%	1.21%	13.55%	8.54%	4.90%
Net Assets, End of Period (millions)	$ 441	$ 431	$ 227	$ 220	$ 197	$ 286
Ratios of Average Net Assets:
Gross expenses	0.66% (6)	0.64%	0.72%	0.79%	0.79% (4)	0.70% (4)
Net expenses	0.66 (6)	0.63 (5)	0.72 (5)	0.79	0.79 (4)	0.70 (4)
Net investment income	2.44 (6)	2.25	2.86	2.44	4.00	4.12
Portfolio Turnover Rate	103%	223%	150%	93%	263%	263%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Ratio includes interest expense on forward sale commitments which represents less than 0.01% and 0.01%, respectively.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Municipal Bond Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$ 9.88	$ 9.48	$ 9.63	$ 9.09	$ 8.92	$ 8.94
Income (Loss) from Operations:
Net investment income(2)	0.14	0.28	0.30	0.31	0.34	0.33
Net realized and unrealized gain (loss)	0.02	0.40	(0.15)	0.54	0.17	(0.02)
Total Income from Operations	0.16	0.68	0.15	0.85	0.51	0.31
Less Distributions From:
Net investment income	(0.14)	(0.28)	(0.30)	(0.31)	(0.34)	(0.33)
Total Distributions	(0.14)	(0.28)	(0.30)	(0.31)	(0.34)	(0.33)
Net Asset Value, End of Period	$ 9.90	$ 9.88	$ 9.48	$ 9.63	$ 9.09	$ 8.92
Total Return(3)	1.66%	7.23%	1.71%	9.59%	5.98%	3.48%
Net Assets, End of Period (millions)	$ 83	$ 89	$ 88	$ 92	$ 84	$ 101
Ratios of Average Net Assets:
Gross expenses	0.62% (4)	0.57%	0.58%	0.62%	0.56%	0.56%
Net expenses	0.62 (4)	0.57	0.58	0.62	0.56	0.56
Net investment income	2.89 (4)	2.83	3.27	3.39	3.86	3.66
Portfolio Turnover Rate	3%	26%	20%	2%	25%	26%

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
See Notes to Financial Statements.

Financial Highlights
(continued)
For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Money Market Investments
	2013 (1)	2012	2011	2010	2009	2008
Net asset value, Beginning of Period	$1.00	$1.00	$1.00	$ 1.00	$1.00	$ 1.00
Income from Operations:
Net investment income(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.03
Net realized and unrealized gain	0.00 (3)	0.00 (3)	0.00 (3)	0.01	—	—
Total Income from Operations	0.00	0.00	0.00	0.01	0.00	0.03
Less Distributions From:
Net investment income	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	(0.03)
Net realized gains	—	—	0.00 (3)	(0.01)	—	—
Total Distributions	0.00	0.00	0.00	(0.01)	0.00	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$ 1.00	$1.00	$ 1.00
Total Return(4)	0.00%	0.02%	0.01%	0.85%	0.49%	3.10%
Net Assets, End of Period (millions)	$ 223	$ 238	$ 119	$ 125	$ 292	$ 144
Ratios of Average Net Assets:
Gross expenses	0.24% (5)	0.23%	0.29%	0.34%	0.51%	0.44%
Net expenses(6)	0.20 (5)	0.22	0.21	0.27	0.47	0.42
Net investment income	0.00 (5)	0.03	0.00	0.01	0.46	3.11

(1)	For the six months ended February 28, 2013 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable annual advisory program fees, which may be up to 2.50% depending on the particular program through which you invest, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”), are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a)  Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments are valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.
Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers are valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations are determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.
Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by CGAS (the “Manager”).
The Board of Trustees (the “ Board”) has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager (the “Valuation Committee”) in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Notes to Financial Statements (unaudited)
(continued)
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1– unadjusted quoted prices in active markets for identical securities.
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.
To the extent these securities are actively traded and valuation adjustments are not applied, common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as foreign currency contracts, forward currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted

Notes to Financial Statements (unaudited)
(continued)
markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.
The valuation techniques used by the Funds to measure fair value during the six months ended February 28, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stock:
Consumer Discretionary	$ 262,273,549	$ 262,273,549	$ —	$ —
Consumer Staples	84,594,958	84,594,958	—	—
Energy	132,513,498	132,513,498	—	—
Financials	102,370,167	102,370,167	—	—
Health Care	233,306,829	233,306,829	—	—
Industrials	149,382,512	149,382,512	—	—
Information Technology	499,580,796	499,580,796	—	—
Materials	70,179,833	70,179,833	—	—
Telecommunication Services	45,763,611	45,763,611	—	—
Warrants:
Energy	1,037,502	1,037,502	—	—
Short-term:
Money Market Fund	11,510,391	11,510,391	—	—
Time Deposits	42,639,319	—	42,639,319	—
U.S. Government Agencies	2,999,996	—	2,999,996	—
Total Investments, at value	$1,638,152,961	$1,592,513,646	$ 45,639,315	$ —
Large Capitalization Value Equity Investments
Investments, at value

Notes to Financial Statements (unaudited)
(continued)
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Consumer Discretionary	$ 76,334,826	$ 76,334,826	$ —	$ —
Consumer Staples	95,612,279	95,612,279	—	—
Energy	178,691,303	178,691,303	—	—
Financials	214,480,289	214,480,289	—	—
Health Care	125,748,048	125,748,048	—	—
Industrials	141,662,176	141,662,176	—	—
Information Technology	139,882,845	139,882,845	—	—
Materials	50,958,975	50,958,975	—	—
Telecommunication Services	36,415,403	36,415,403	—	—
Utilities	36,509,355	36,509,355	—	—
Short-term:
Money Market Fund	13,229,056	13,229,056	—	—
Time Deposits	30,517,673	—	30,517,673	—
Total - Investments, at value	$1,140,042,228	$1,109,524,555	$ 30,517,673	$ —
Small Capitalization Growth Investments
Investments, at value
Common Stock:
Consumer Discretionary	$ 29,092,618	$ 29,092,618	$ —	$ —
Consumer Staples	6,797,673	6,797,673	—	—
Energy	17,455,004	17,455,004	—	—
Financials	14,515,272	14,515,272	—	—
Health Care	50,076,887	50,076,887	—	—
Industrials	60,256,085	60,256,085	—	—
Information Technology	43,871,991	43,871,991	—	—
Materials	5,570,247	5,570,247	—	—
Telecommunication Services	1,156,900	1,156,900	—	—
Short-term:
Money Market Fund	18,219,045	18,219,045	—	—
Time Deposits	8,413,364	—	8,413,364	—
Total - Investments, at value	$ 255,425,086	$ 247,011,722	$ 8,413,364	$ —
Small Capitalization Value Equity Investments
Investments, at value
Common Stock:
Consumer Discretionary	$ 31,713,513	$ 31,713,513	$ —	$ —
Consumer Staples	7,756,058	7,756,058	—	—
Energy	10,032,968	10,032,968	—	—
Financials	42,315,683	42,315,683	—	—
Health Care	8,945,977	8,945,977	—	—
Industrials	45,852,279	45,852,279	—	—
Information Technology	14,482,244	14,482,244	—	—
Materials	21,948,064	21,948,064	—	—
Telecommunication Services	529,232	529,232	—	—

Notes to Financial Statements (unaudited)
(continued)
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Utilities	$ 5,346,681	$ 5,346,681	$ —	$ —
Short-term:
Commercial Paper	464,998	—	464,998	—
Money Market Fund	7,951,376	7,951,376	—	—
Time Deposits	6,138,846	—	6,138,846	—
Total - Investments, at value	$ 203,477,919	$ 196,874,075	$ 6,603,844	$ —
International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$ 119,130,829	$ 119,130,829	$ —	$ —
Japan	70,243,780	70,243,780	—	—
France	51,091,425	51,091,425	—	—
Germany	50,253,035	50,253,035	—	—
Switzerland	50,219,321	50,219,321	—	—
Netherlands	25,753,816	25,753,816	—	—
Hong Kong	18,405,533	18,405,533	—	—
Canada	17,494,722	17,494,722	—	—
China	16,339,260	16,339,260	—	—
Other Countries	123,602,842	123,602,842	—	—
Preferred Stocks:
Germany	2,620,895	2,620,895	—	—
Italy	692	692	—	—
Warrants:
Luxembourg	1,072,471	1,072,471	—	—
Short-term:
Money Market Fund	5,989,150	5,989,150	—	—
Time Deposits	17,252,955	—	17,252,955	—
Total - Investments, at value	$ 569,470,726	$ 552,217,771	$ 17,252,955	$ —
Other Financial Instruments
Forward Foreign Currency Contracts	$ (55,658)	$ —	$ (55,658)	$ —
Total - Other Financial Instruments	$ (55,658)	$ —	$ (55,658)	$ —
Emerging Markets Equity Investments
Investments, at value
Common Stocks:
South Korea	$ 100,603,205	$ 100,603,205	$ —	$ —
China	86,426,463	86,426,463	—	—
Brazil	74,000,881	74,000,881	—	—
Russia	63,537,205	63,537,205	—	—
South Africa	50,107,743	50,107,743	—	—
Taiwan	36,847,085	36,847,085	—	—
Turkey	29,814,458	29,814,458	—	—
Indonesia	26,399,848	26,399,848	—	—
India	25,516,723	25,516,723	—	—
Other Countries	128,096,356	128,096,356	—	—

Notes to Financial Statements (unaudited)
(continued)
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stocks:
Brazil	$ 13,055,458	$ 13,055,458	$ —	$ —
South Korea	1,462,406	1,462,406	—	—
Russia	1,198,600	1,198,600	—	—
Exchange-Traded Funds (ETFs):
United States	2,375,893	2,375,893	—	—
Singapore	2,052,600	2,052,600	—	—
Hong Kong	1,861,765	1,861,765	—	—
Short-term:
Money Market Fund	188,876	188,876	—	—
Time Deposits	15,660,381	—	15,660,381	—
Total - Investments, at value	$ 659,205,946	$ 643,545,565	$ 15,660,381	$ —
Other Financial Instruments
Forward Foreign Currency Contracts	$ 326,797	$ —	$ 326,797	$ —
Future Contracts	15,673	15,673	—	—
Total - Other Financial Instruments	$ 342,470	$ 15,673	$ 326,797	$ —
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$ 237,780,524	$ —	$ 237,780,524	$ —
Asset-Backed Securities	11,959,607	—	11,959,607	—
Collateralized Mortgage Obligations	134,446,194	—	134,446,194	—
Corporate Bonds & Notes	235,408,485	—	235,408,485	—
Municipal Bonds	17,298,755	—	17,298,755	—
Sovereign Bonds	28,869,463	—	28,869,463	—
U.S. Government & Agency Obligations	259,665,428	—	259,665,428	—
Common Stock:
Consumer Discretionary	11,689	11,689	—	—
Preferred Stocks:
Financials	803,498	803,498	—	—
Warrants:
Energy	3,786	3,786	—	—
Purchased Options	186,054	45,047	141,007	—
Short-term:
Commercial Paper	4,562,942	—	4,562,942	—
Corporate Note	515,000	—	515,000	—
Money Market Fund	635,161	635,161	—	—
Repurchase Agreements	30,400,000	—	30,400,000	—
Time Deposits	18,343,683	—	18,343,683	—
U.S. Government Agencies	1,559,342	—	1,559,342	—
U.S. Government Obligations	8,001,697	—	8,001,697	—
Total - Investments, at value	$ 990,451,308	$ 1,499,181	$988,952,127	$ —
Other Financial Instruments
Options Written	$ (589,256)	$ (34,048)	$ (555,208)	$ —
Forward Sale Commitments	(36,661,293)	—	(36,661,293)	—

Notes to Financial Statements (unaudited)
(continued)
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Futures Contracts	$ (249,084)	$ (249,084)	$ —	$ —
Forward Currency Contracts	69,878	—	69,878	—
Centrally Cleared Swaps	(886,969)	—	(886,969)	—
OTC Credit Default Swaps	377,075	—	152,672	224,403
OTC Interest Rate Swaps	1,135,534	—	1,135,534	—
Total - Other Financial Instruments	$ (36,804,115)	$ (283,132)	$ (36,745,386)	$ 224,403
High Yield Investments
Investments, at value
Corporate Bonds & Notes	$ 218,188,707	$ —	$ 217,784,165	$ 404,542
Senior Loans	296,692	—	296,692	—
Common Stocks:
Consumer Discretionary	569,260	549,354	—	19,906
Energy	359,502	—	—	359,502
Financials	1,929,671	1,929,671	—	—
Industrials	215,428	215,428	—	—
Preferred Stocks:
Financials	3,063,482	2,973,942	89,540	—
Convertible Preferred Stock:
Consumer Discretionary	923	923	—	—
Financials	1,959,140	1,959,140	—	—
Warrants:
Consumer Discretionary	20,276	20,276	—	—
Energy	27,379	27,379	—	—
Financials	69,316	69,316	—	—
Short-terms:
Money Market Fund	5,737,195	5,737,195	—	—
Time Deposits	11,048,604	—	11,048,604	—
Total - Investments, at value	$ 243,485,575	$ 13,482,624	$229,219,001	$ 783,950
International Fixed Income Investments
Investments, at value
Sovereign Bonds:
United Kingdom	$ 43,784,272	$ —	$ 43,784,272	$ —
Japan	32,409,196	—	32,409,196	—
Netherlands	28,469,815	—	28,469,815	—
Italy	25,913,053	—	25,913,053	—
Spain	19,921,680	—	19,921,680	—
Germany	15,456,992	—	15,456,992	—
Belgium	10,564,761	—	10,564,761	—
Canada	10,359,272	—	10,359,272	—
South Africa	6,870,251	—	6,870,251	—
Other Countries	38,402,629	—	38,402,629	—
Asset-Backed Securities	565,364	—	565,364	—
Collateralized Mortgage Obligations	15,464,160	—	15,122,794	341,366
Corporate Bonds & Notes:

Notes to Financial Statements (unaudited)
(continued)
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
United States	$ 18,337,234	$ —	$ 18,337,234	$ —
Germany	11,945,524	—	11,945,524	—
South Korea	8,675,411	—	8,675,411	—
United Kingdom	7,445,460	—	7,445,460	—
Australia	4,384,342	—	4,384,342	—
Netherlands	2,660,855	—	2,660,855	—
Norway	2,466,742	—	2,466,742	—
Cayman Islands	2,099,640	—	2,099,640	—
Spain	1,799,064	—	1,799,064	—
Other Countries	6,608,772	—	6,245,302	363,470
Mortgage-Backed Securities	21,438,714	—	21,438,714	—
Municipal Bonds	8,868,154	—	8,868,154	—
U.S. Government & Agency Obligations	43,352,021	—	43,352,021	—
Purchased Options	76,729	—	76,729	—
Short-Term Investments:
Certificate of Deposits	1,004,417	—	1,004,417	—
Commercial Paper	1,093,788	—	1,093,788	—
Money Market Fund	1,023,660	1,023,660	—	—
Repurchase Agreements	8,400,000	—	8,400,000	—
Sovereign Bond	25,655,370	—	25,655,370	—
Time Deposits	7,465,139	—	7,465,139	—
U.S. Government Agencies	13,992,099	—	13,992,099	—
U.S. Government Obligations	8,710,130	—	8,710,130	—
Total Investments, at value	$ 455,684,710	$ 1,023,660	$453,956,214	$ 704,836
Other Financial Instruments
Options Written	$ (535,634)	$ —	$ (535,634)	$ —
Futures Contracts	440,150	440,150	—	—
Forward Currency Contracts	10,561,453	—	10,561,453	—
Centrally Cleared Swaps	48,707	—	48,707	—
OTC Credit Default Swaps	499,990	—	499,990	—
OTC Interest Rate Swaps	851,853	—	851,853	—
Total - Other Financial Instruments	$ 11,866,519	$ 440,150	$ 11,426,369	$ —
Municipal Bond Investments
Investments, at value
Municipal Bonds
Government:	$ 79,970,734	$ —	$ 79,970,734	$ —
Short-Term
Time Deposits	1,512,488	—	1,512,488	—
Total - Investments, at value	$ 81,483,222	$ —	$ 81,483,222	$ —
Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$ 16,900,000	$ —	$ 16,900,000	$ —
Commercial Paper	120,062,908	—	120,062,908	—

Notes to Financial Statements (unaudited)
(continued)
	Total Fair Value at February 28, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Time Deposits	$ 999,948	$ —	$ 999,948	$ —
U.S. Government Agencies	41,185,982	—	41,185,982	—
U.S. Government Obligations	43,694,078	—	43,694,078	—
Total - Investments, at value	$ 222,842,916	$ —	$222,842,916	$ —
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ policy is to recognize transfers in and out as of the end of the reporting period. As of the period end, there were no significant transfers between Level 1 and Level 2.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended February 28, 2013:
	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2012	$ 8,337	$ —	$ 8,337	$ —	$ —
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(380)	—	(380)	—	—
Purchases	—	—	—	—	—
(Sales)	(7,957)	—	(7,957)	—	—
Transfers In	—	—	—	—	—
Transfers Out	—	—	—	—	—
Balance as of February 28, 2013	$ —	$ —	$ —	$ —	$ —
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2013	$ —	$ —	$ —	$ —	$ —

Emerging Markets Equity Investments
Balance as of August 31, 2012	$ —	$ —	$ —	$ —	$ —
Total realized gain (loss)	(95,464)	—	(95,464)	—	—
Change in unrealized appreciation (depreciation)	95,464	—	95,464	—	—
Purchases	—	—	—	—	—
(Sales)	—	—	—	—	—
Transfers in	—	—	—	—	—
Transfers Out	—	—	—	—	—
Balance as of February 28, 2013	$ —	$ —	$ —	$ —	$ —
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2013	$ —	$ —	$ —	$ —	$ —
Core Fixed Income Investments
Balance as of August 31, 2012	$ —	$ —	$ —	$ —	$ —
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—
Purchases	—	—	—	—	—
(Sales)	—	—	—	—	—

Notes to Financial Statements (unaudited)
(continued)
	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Credit Default Swaps
Transfers in	$ 224,403	$ —	$ —	$ —	$ 224,403
Transfers Out	—	—	—	—	—
Balance as of February 28, 2013	$ 224,403	$ —	$ —	$ —	$ 224,403
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2013	$ —	$ —	$ —	$ —	$ —
High Yield Investments
Balance as of August 31, 2012	$466,507	$ —	$341,845	$124,662	$ —
Total realized gain (loss)	—	—	—	—	—
Accrued discounts/premiums	1,481	—	—	1,481	—
Paydown	—	—	—	—	—
Change in unrealized appreciation (depreciation)	54,180	—	37,563	16,617	—
Purchases	261,782	—	—	261,782	—
(Sales)	—	—	—	—	—
Transfers in	—	—	—	—	—
Transfers Out	—	—	—	—	—
Balance as of February 28, 2013	$ 783,950	$ —	$ 379,408	$ 404,542	$ —
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2013	$ 48,083	$ —	$ 37,563	$ 10,520	$ —

International Fixed Income Investments
Balance as of August 31, 2012	$ —	$ —	$ —	$ —	$ —
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—
Purchases	373,121	—	—	373,121	—
(Sales)	(9,651)	—	—	(9,651)	—
Transfers in	341,366	341,366	—	—	—
Transfers Out	—	—	—	—	—
Balance as of February 28, 2013	$ 704,836	$ 341,366	$ —	$ 363,470	$ —
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2013	$ —	$ —	$ —	$ —	$ —
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at February 28, 2013:
	Fair Value at February 28, 2013	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Core Fixed Income Investments
Credit Default Swaps	$224,403	Indicative Market Quotation	Broker Quote	N/A
Convertible Preferred Stocks	—	Other Value Techniques	N/A	N/A
High Yield Investments
Common Stocks	19,906	Cost	N/A	$ 2.00
	359,502	Market Comparable	TEV/EBITDA multiple	4.93-8.30 (6.59)

Notes to Financial Statements (unaudited)
(continued)
	Fair Value at February 28, 2013	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Corporate Bonds and Notes	$404,542	Constant spread over specified index	Barclays HY CCC Index YTW	7.93%
			Spread at purchase over Barclays HY CCC Index YTW	7.56%
			Spread at purchase over Barclays HY CCC Index YTW	0.55%
International Fixed Income Investments
Corporate Bonds and Notes	363,470	Benchmark Pricing	Base Price	N/A

Collateralized Mortgage Obligations	341,366	Benchmark Pricing	Base Price	N/A
A significant increase (decrease) in the TEV/EBITDA multiple or the spread over yield would result in a significantly higher (lower) fair value measurement.
(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
It also requires enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.
All open derivative positions at period end for each Fund are disclosed in Note 3.
Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:
(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.
The Trust, on behalf of the Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act (“ CEA”), as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the Funds’ operation. Accordingly, none of the Funds or CGAS is subject to registration or regulation as a commodity pool (“CPO”). However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. Although CGAS has initially concluded based on its communications with and oversight of the Funds’ sub-advisers that the Funds should be able to operate within the exclusions from CFTC regulation, there

Notes to Financial Statements (unaudited)
(continued)
is no certainty that a Fund or CGAS will be able to continue to rely on an exclusion from CFTC regulation in the future. A Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. In addition, the sub-advisers of a Fund that registers with the CFTC as a commodity pool may have to register with the CFTC as commodity trading advisers, unless an exemption from such registration applies. If a Fund or CGAS operates subject to CFTC regulation, it may incur additional expenses.
(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(iii)  Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(v)  Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

Notes to Financial Statements (unaudited)
(continued)
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or loss at the termination of the swap.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

Notes to Financial Statements (unaudited)
(continued)
disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
(viii)  Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain / (loss) from swap contracts on the Statement of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.
The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact the Fund.
(ix)  Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.
The following is a summary of the fair valuations of the Funds' derivative instruments categorized by risk exposure:
International Equity Investments
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts (c)	$ —	$105,162	$ —	$ —	$105,162
	$ —	$105,162	$ —	$ —	$105,162
Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$ —	$160,820	$ —	$ —	$160,820
	$ —	$160,820	$ —	$ —	$160,820
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on forward foreign currency contracts	$ —	$(15,809)	$ —	$ —	$(15,809)

Notes to Financial Statements (unaudited)
(continued)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
	$ —	$ (15,809)	$ —	$ —	$ (15,809)
Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$ —	$(251,507)	$ —	$ —	$(251,507)
	$ —	$(251,507)	$ —	$ —	$(251,507)
Emerging Markets Equity Investments
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Variation margin on open futures contracts (b)	$ —	$ —	$ —	$ 1,437,752	$1,473,752
Unrealized appreciation on forward foreign currency contracts (c)	—	605,320	—	—	605,320
	$ —	$ 605,320	$ —	$ 1,437,752	$2,079,072
Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$ —	$ 278,523	$ —	$ —	$ 278,523
	$ —	$ 278,523	$ —	$ —	$ 278,523
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 931,572	$931,572
Net realized gain (loss) on forward foreign currency contracts	—	(6,687)	—	—	(6,687)
	$ —	$ (6,687)	$ —	$ 931,572	$924,885
Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$ —	$ —	$ —	$ 252,623	$252,623
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	406,709	—	—	406,709
	$ —	$ 406,709	$ —	$ —	$659,332

Notes to Financial Statements (unaudited)
(continued)
Core Fixed Income Investments
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$ 186,054	$ —	$ —	$ —	$ 186,054
Variation margin on open futures contracts (b)	653,396	—	—	—	653,396
Unrealized appreciation on centrally cleared swaps (a)	72,084	—	—	—	72,084
Unrealized appreciation on forward foreign currency contracts (c)	—	949,560	—	—	949,560
Swap contracts, at value (c)	1,205,695	—	507,535	—	1,713,230
	$ 2,117,229	$ 949,560	$ 507,535	$ —	$3,574,324
Liability derivatives
Options contracts written outstanding (a)	$ 564,906	$ 24,350	$ —	$ —	$ 589,256
Unrealized depreciation on forward foreign currency contracts (a)	—	879,682	—	—	879,682
Unrealized depreciation on centrally cleared swaps (f)	—	—	1,163,459	—	1,163,459
Swap contracts, at value (a)	70,161	—	130,460	—	200,621
	$ 635,067	$ 904,032	$ 1,293,919	$ —	$2,833,018
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$ (235,745)	$ —	$ —	$ —	$ (235,745)
Net realized gain (loss) on futures contracts	18,201	—	—	—	18,201
Net realized gain (loss) on options written	170,158	—	—	—	170,158
Net realized gain (loss) on swaps contracts	1,716,585	—	(304,547)	—	1,412,038
Net realized gain (loss) on forward foreign currency contracts	—	(1,225,506)	—	—	(1,225,506)
	$ 1,669,199	(1,225,506)	$ (304,547)	$ —	139,146
Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$ 190,246	$ —	$ —	$ —	$ 190,246
Net change in unrealized appreciation (depreciation) on futures contracts	219,717	—	—	—	219,717
Net change in unrealized appreciation (depreciation) on options written	108,981	15,303	—	—	124,284
Net change in unrealized appreciation (depreciation) on swaps contracts	(1,138,718)	—	(618,569)	—	(1,757,287)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	836,258	—	—	836,258

Notes to Financial Statements (unaudited)
(continued)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
	$(619,774)	$851,561	(618,569)	$ —	$(386,782)
International Fixed Income Investments
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2013:
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$ 76,729	$ —	$ —	$ —	$ 76,729
Variation margin on open futures contracts (b)	71,722	—	—	—	71,722
Unrealized appreciation on forward foreign currency contracts (c)	—	12,188,922	—	—	12,188,922
Unrealized appreciation on centrally cleared swaps (f)	313,238	—	—	—	313,238
Swap contracts, at value (c)	851,853	—	439,448	—	1,291,301
	$ 1,313,542	$12,188,922	$ 439,448	$ —	$13,941,912
Liability derivatives
Options contracts written outstanding (a)	$ 535,634	$ —	$ —	$ —	$ 535,634
Unrealized depreciation on forward foreign currency contracts (a)	—	1,627,469	—	—	1,627,469
Unrealized depreciation on centrally cleared swaps (f)	264,530	—	—	—	264,530
Swap contracts, at value (a)	—	—	939,438	—	939,438
	$ 800,164	$ 1,627,469	$ 939,438	$ —	$ 3,367,071
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$ —	$ (296)	$ —	$ —	$ (296)
Net realized gain (loss) on futures contracts	92,257	—	—	—	92,257
Net realized gain (loss) on options contracts written	120,694	186	—	—	120,880
Net realized gain (loss) on swaps contracts	333,317	—	43,637	—	376,954
Net realized gain (loss) on forward foreign currency contracts	—	(4,966,828)	—	—	(4,966,828)
	$ 546,268	$(4,966,938)	$ 43,637	$ —	$(4,377,033)
Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$ (103,579)	$ —	$ —	$ —	$ (103,579)

Notes to Financial Statements (unaudited)
(continued)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013:
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Net change in unrealized appreciation (depreciation) on futures contracts	$ 357,864	$ —	$ —	$ —	$ 357,864
Net change in unrealized appreciation (depreciation) on options contracts written	390,942	41,153	—	—	432,095
Net change in unrealized appreciation (depreciation) on swaps contracts	(341,993)	—	(163,743)	—	(505,736)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	14,906,579	—	—	14,906,579
	$ 303,234	$14,947,732	$ (163,743)	$ —	$15,087,223

(a)	Statements of Assets and Liabilities location: Payable for open forward foreign currency contracts, swap contracts, at value, or options contracts written.
(b)	Only variation margin, if any, reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in “Open Future Contracts” table (see Note 3).
(c)	Statements of Assets and Liabilities location: Investments, at value, receivable for open forward foreign currency contracts or unrealized appreciation on swap contracts, at value.
(d)	Statements of Operations location: Net realized gain (loss) from investment transactions, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investment transactions, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(f)	Only variation margin, if any, reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in “Open Swap Contracts” table (see Note 3).
The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the six months ended February 28, 2013, were approximately as follows:
International Equity Investments
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Forward foreign currency contracts	$ —	$10,745,667	$ —	$ —	$10,745,667
Emerging Markets Equity Investments
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$ —	$ —	$ —	$10,032,304	$10,032,304
Forward foreign currency contracts	—	48,879,297	—	—	48,879,297
Core Fixed Income Investments
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Purchased options	$ 127,337	$ —	$ —	$ —	$ 127,337
Futures contracts	129,261,460	—	—	—	129,261,460
Option contracts written	539,841	—	—	—	539,841

Notes to Financial Statements (unaudited)
(continued)
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Swaps contracts	$ 138,655,000	$ —	$ —	$ —	$ 168,292,760
Forward foreign currency contracts	—	97,953,132	—	—	97,953,132
International Fixed Income Investments
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Purchased options	$ 100,429	$ —	$ —	$ —	$ 100,429
Futures contracts	56,454,365	—	—	—	56,454,365
Option contracts written	487,650	—	—	—	487,650
Swaps contracts	1,915,214,286	—	26,121,429	—	1,941,335,715
Forward foreign currency contracts	—	577,006,082	—	—	577,006,082
(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.
(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for securities on loan on the Funds’ Statement of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

Notes to Financial Statements (unaudited)
(continued)
At February 28, 2013, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:
Loaned Securities
Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$11,140,580	$11,510,391
Large Capitalization Value Equity Investments	12,848,385	13,229,056
Small Capitalization Growth Investments	17,488,132	18,219,045
Small Capitalization Value Equity Investments	7,792,364	7,951,376
International Equity Investments	5,733,611	5,989,150
Emerging Markets Equity Investments	183,038	188,876
Core Fixed Income Investments	622,064	635,161
High Yield Investments	5,455,075	5,737,195
International Fixed Income Investments	990,000	1,023,660
(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked to market on a daily basis and are subject to market fluctuations.
Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities.
(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the

Notes to Financial Statements (unaudited)
(continued)
securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.
(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are

Notes to Financial Statements (unaudited)
(continued)
declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.
The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2012 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by Manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).
(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.
2. Investment Management Agreement and Other Transactions with Affiliates
CGAS, a business of MSSBH, serves as the investment manager (“Manager”) to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a subadvisory fee from its investment management fees.
The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by CGAS to each Fund’s Sub-advisers and the fees retained by CGAS for the six months ended February 28, 2013, are indicated below:
	Subadvisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Capitalization Growth Investments	0.37%	0.23%	0.60%
Large Capitalization Value Equity Investments	0.32%	0.28%	0.60%
Small Capitalization Growth Investments	0.50%	0.30%	0.80%
Small Capitalization Value Equity Investments	0.50%	0.30%	0.80%

Notes to Financial Statements (unaudited)
(continued)
	Subadvisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
International Equity Investments	0.39%	0.30%	0.70%
Emerging Markets Equity Investments	0.49%	0.30%	0.90%
Core Fixed Income Investments	0.20%	0.20%	0.40%
High Yield Investments	0.29%	0.25%	0.70%
International Fixed Income Investments	0.27%	0.23%	0.50%
Municipal Bond Investments	0.20%	0.20%	0.40%
Money Market Investments *	0.08%	0.00%	0.08%

*	The Manager voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield. For the six months ended February 28, 2013, the Manager reimbursed the Fund $45,200.
The Manager has agreed to waive and/or reimburse a portion of its fee. For the six months ended February 28, 2013, the amounts waived and/or reimbursed by the Manager were as follows:
Fund
Small Capitalization Growth Investments	$ 2,161
Small Capitalization Value Equity Investments	1,970
International Equity Investments	14,053
Emerging Markets Equity Investments	383,827
Core Fixed Income Investments	5,893
High Yield Investments	192,990
Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.
For the six months ended February 28, 2013, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, and Citigroup Global Markets Inc., received brokerage commissions of:
Fund	Commission Dollars to CGMI	Commission Dollars to MS&Co.	Commission Aggregate
Large Capitalization Growth Investments	$14,213	$ 11,932	$ 26,145
Large Capitalization Value Equity Investments	132	8,054	8,186
Small Capitalization Growth Investments	1,261	1,487	2,748
Small Capitalization Value Investments	24	—	24
International Equity Investments	1,050	4,226	5,276
Emerging Markets Equity Investments	3,178	118,963	122,141
All officers, with the exception of the Funds’ Chief Compliance Officer (“CCO”), do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

Notes to Financial Statements (unaudited)
(continued)
3. Investments
During the six months ended February 28, 2013, the aggregate cost of purchases and proceeds from sales of investments including short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Large Capitalization Growth Investments	$379,339,396	$431,431,732	$ —	$ —
Large Capitalization Value Equity Investments	199,279,106	239,021,455	—	—
Small Capitalization Growth Investments	84,147,594	115,391,616	—	—
Small Capitalization Value Equity Investments	25,043,763	47,338,847	—	—
International Equity Investments	219,991,681	156,621,377	—	—
Emerging Markets Equity Investments	160,080,950	242,657,964	—	—
Core Fixed Income Investments	54,218,374	115,371,670	1,626,739,383	1,631,228,763
High Yield Investments	112,130,549	121,071,854	—	—
International Fixed Income Investments	105,705,526	70,997,205	304,828,084	318,344,094
Municipal Bond Investments	2,816,977	6,609,791	—	—
At February 28, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation)
Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$489,595,949	$(12,003,259)	$477,592,690
Large Capitalization Value Equity Investments	254,693,958	(25,712,604)	228,981,354
Small Capitalization Growth Investments	62,986,993	(3,580,403)	59,406,590
Small Capitalization Value Equity Investments	64,102,670	(2,050,028)	62,052,642
International Equity Investments	97,521,842	(6,203,846)	91,317,996
Emerging Markets Equity Investments	181,901,765	(17,951,303)	163,950,462
Core Fixed Income Investments	46,291,251	(10,348,631)	35,942,620
High Yield Investments	14,274,927	(2,570,588)	11,704,339
International Fixed Income Investments	14,764,198	(5,002,472)	9,761,726
Municipal Bond Investments	7,852,800	—	7,852,800
At February 28, 2013, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:
Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
FTSE®Bursa Malaysia KLCI Index	20	3/13	$ 528,937	$ 6,756
Hang Seng China Enterprises Index	13	3/13	1,925,541	18,385
KOSPI 200®Index	23	3/13	2,853,922	40,301
Mini MSCI Emerging Markets Index	45	3/13	2,357,775	(49,769)
Net Unrealized Gain on Open Futures Contracts				$ 15,673

Notes to Financial Statements (unaudited)
(continued)
Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3MO EURIBOR Futures	11	9/14	$ 3,580,942	$ 11,869
90-Day Eurodollar September Futures	60	9/14	14,929,500	6,687
U.S. Treasury Long Bond June Futures	1	6/13	143,781	(336)
U.S. Treasury Ultra Bond June Futures	6	6/13	948,000	(1,531)
				16,689

Contracts to Sell:
90-Day Eurodollar September Futures	60	9/15	14,880,000	(6,750)
Euro-OAT Futures	8	6/13	1,403,689	(1,883)
U.S. Treasury 10-Year Note June Futures	207	6/13	27,230,204	(132,751)
U.S. Treasury 10-Year Note March Futures	43	3/13	5,706,235	(32,484)
U.S. Treasury 2-Year Note June Futures	163	6/13	35,936,408	(7,438)
U.S. Treasury 5-Year Note June Futures	156	6/13	19,341,563	(84,467)
				(265,773)
Net Unrealized (Loss) on Open Futures Contracts				$ (249,084)
At February 28, 2013, Core Fixed Income Investments had deposited $27,000 with a broker or brokers as margin collateral.
International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3-Month Euro-LIBOR September Futures	174	9/13	$56,467,634	$221,877
EURO-BUND March Futures	20	9/13	3,792,503	68,008
JPN 10-Year Bond(TSE) March Futures	21	3/13	32,969,795	150,265
Net Unrealized Gain on Open Futures Contracts				$ 440,150
At February 28, 2013, International Fixed Income Investments had deposited $6,000 with a broker or brokers as margin collateral.
During the six months ended February 28, 2013, options contracts written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:
Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2012	32,800,383	$ 644,647
Options written	47,300,285	386,265
Options closed	(154)	(82,890)
Options expired	(352)	(121,706)
Options contracts written, outstanding at February 28, 2013	80,100,162	$ 826,316
International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2012	81,900,000	$ 653,469
Options written	153,560,000	548,711
Options closed	—	—
Options expired	(57,900,000)	(120,880)
Options contracts written, outstanding at February 28, 2013	177,560,000	$1,081,300

Notes to Financial Statements (unaudited)
(continued)
At February 28, 2013, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:
International Equity Investments
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	2,469,800	SSB	$ 3,231,776	5/8/2013	$ (28,769)
Japanese Yen	9,131,858	BBH	98,862	3/5/2013	(143)
Japanese Yen	51,307,800	SSB	556,028	7/8/2013	(23,398)
					(52,310)
Contracts to Sell:
Euro	7,859,300	SSB	10,280,570	3/28/2013	(23,161)
Euro	2,469,800	SSB	3,231,775	5/8/2013	(67,255)
Japanese Yen	466,507,600	SSB	5,050,446	3/5/2013	(18,094)
Japanese Yen	182,444,000	SSB	1,977,166	7/8/2013	105,162
					(3,348)
Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$ (55,658)
Emerging Markets Equity Investments
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Chilean Peso	1,743,120,000	BCLY	$3,688,719	3/14/2013	$ 88,719
Chilean Peso	1,743,120,000	BCLY	3,709,731	6/18/2013	80,121
Hong Kong Dollar	48,843,589	SOG	6,298,948	3/14/2013	2,154
Hungarian Forint	462,421,260	CSFB	2,044,615	3/14/2013	(66,416)
Hungarian Forint	462,421,260	GSC	2,022,707	6/18/2013	2,959
Indian Rupee	225,288,000	DUB	4,134,483	3/14/2013	47,626
Indian Rupee	225,288,000	DUB	4,051,865	6/18/2013	(39,125)
Indonesian Rupiah	40,383,000,000	DUB	4,173,944	3/14/2013	46,913
Indonesian Rupiah	40,383,000,000	DUB	4,124,156	6/18/2013	(18,540)
Malaysian Ringgit	6,252,000	DUB	2,020,492	3/14/2013	(18,381)
Mexican Peso	23,729,879	SOG	1,854,840	3/14/2013	14,316
New Taiwan Dollar	132,046,800	BCLY	4,450,871	3/14/2013	4,851
Russian Ruble	66,297,000	JPM	2,160,590	3/14/2013	32,788
Russian Ruble	66,297,000	JPM	2,127,475	6/18/2013	(498)
South African Rand	35,053,948	GSC	3,899,442	3/14/2013	(43,634)
Turkish Lira	5,818,665	SCB	3,230,567	3/14/2013	1,922
					135,775

Contracts to Sell:
Chilean Peso	1,743,120,000	BCLY	3,688,719	3/14/2013	(14,351)
Hong Kong Dollar	48,843,589	SOG	6,298,947	3/14/2013	3,924
Hong Kong Dollar	48,843,589	SOG	6,301,440	6/18/2013	(2,455)

Notes to Financial Statements (unaudited)
(continued)
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Hungarian Forint	462,421,260	GSC	$ 2,044,615	3/14/2013	$ (4,641)
Indian Rupee	225,288,000	DUB	4,134,483	3/14/2013	22,191
Indonesian Rupiah	40,383,000,000	DUB	4,173,944	3/14/2013	(1,284)
Malaysian Ringgit	6,252,000	DUB	2,020,492	3/14/2013	15,990
Mexican Peso	23,729,879	CSFB	1,854,840	3/14/2013	(54,840)
Mexican Peso	23,729,879	SOG	1,837,763	6/18/2013	(14,001)
New Taiwan Dollar	132,046,800	BCLY	4,450,871	3/14/2013	111,907
New Taiwan Dollar	132,046,800	BCLY	4,453,920	6/18/2013	1,852
Russian Ruble	66,297,000	JPM	2,160,590	3/14/2013	(305)
South African Rand	35,053,948	GSC	3,899,442	3/14/2013	83,418
South African Rand	35,053,948	GSC	3,848,187	6/18/2013	43,669
Turkish Lira	5,818,665	CSFB	3,230,567	3/14/2013	(52)
					191,022
Net Unrealized Gain on Open Forward Foreign Currency Contracts					$ 326,797
Core Fixed Income Investments
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	707,000	JPM	$ 357,120	3/15/2013	$ 1,933
Brazilian Real	115,872	BCLY	58,393	4/2/2013	393
Brazilian Real	695,538	GSC	350,513	4/2/2013	10,513
Brazilian Real	755,965	HSBC	380,965	4/2/2013	2,965
Brazilian Real	762,208	JPM	384,111	4/2/2013	2,111
Brazilian Real	857,128	UBS	431,945	4/2/2013	10,945
Brazilian Real	2,500,000	JPM	1,253,541	5/15/2013	(975)
Euro	51,000	BCLY	66,708	3/21/2013	(2,492)
Euro	2,500,000	CSFB	3,271,502	5/16/2013	(22,248)
Euro	216,000	JPM	283,045	10/11/2013	1,920
Mexican Peso	283,533	DUB	22,116	4/3/2013	497
Mexican Peso	347,649	HSBC	27,118	4/3/2013	(180)
Mexican Peso	34,263,395	JPM	2,672,631	4/3/2013	51,001
Norwegian Krone	7,469,000	HSBC	1,301,084	5/15/2013	(50,362)
Philippine Peso	48,700,000	CSFB	1,197,092	5/8/2013	(4,191)
Pound Sterling	111,000	BCLY	168,567	3/12/2013	(10,771)
Yuan Renminbi	1,000,000	DUB	159,322	8/5/2013	(320)
Yuan Renminbi	1,161,380	UBS	185,033	8/5/2013	1,125
					(8,136)

Contracts to Sell:
Australian Dollar	7,531,000	DUB	7,707,652	3/14/2013	128,459
Brazilian Real	707,000	JPM	357,120	3/15/2013	(13,833)
Brazilian Real	4,568,591	UBS	2,302,319	4/2/2013	(92,815)
Canadian Dollar	3,718,000	RBC	3,614,443	3/21/2013	150,621
Euro	61,000	JPM	79,787	3/18/2013	2,092
Euro	9,773,000	RBS	12,782,866	3/18/2013	(163,353)

Notes to Financial Statements (unaudited)
(continued)
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Euro	5,149,729	CSFB	$ 6,737,785	4/25/2013	$ 121,809
Euro	2,050,000	JPM	2,682,172	4/25/2013	50,115
Euro	7,100,000	JPM	9,301,229	9/13/2013	(497,089)
Euro	216,000	JPM	283,044	10/11/2013	(21,053)
Japanese Yen	32,116,000	UBS	347,794	4/17/2013	12,449
Japanese Yen	293,920,000	JPM	3,183,147	4/25/2013	131,242
Pound Sterling	1,689,000	DUB	2,564,955	3/12/2013	151,666
Pound Sterling	1,855,000	CSFB	2,816,375	4/25/2013	117,678
Yuan Renminbi	1,734,251	BCLY	276,304	8/5/2013	26
					78,014
Net Unrealized Gain on Open Forward Foreign Currency Contracts					$ 69,878
International Fixed Income Investments
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Chilean Peso	40,660,000	UBS	$ 86,500	6/5/2013	$ 2,178
Colombian Peso	1,708,714,000	UBS	936,729	4/26/2013	10,346
Euro	6,894,000	DUB	9,016,314	3/4/2013	(240,038)
Euro	45,817,000	GSC	59,921,738	3/4/2013	(950,728)
Euro	859,000	RBS	1,123,681	4/2/2013	(8,522)
Hungarian Forint	6,801,710	BCLY	29,858	5/13/2013	(1,142)
Hungarian Forint	106,775,083	HSBC	468,716	5/13/2013	(19,111)
Hungarian Forint	4,171,830	UBS	18,313	5/13/2013	(687)
Indian Rupee	5,607,040	DUB	102,147	4/15/2013	(853)
Indian Rupee	20,395,379	HSBC	371,555	4/15/2013	2,741
Indian Rupee	6,357,811	JPM	115,824	4/15/2013	637
Indonesian Rupiah	9,061,810,644	UBS	932,832	4/15/2013	26,107
Israeli New Shekel	74,889	UBS	20,151	4/9/2013	151
Japanese Yen	28,930,000	BCLY	313,292	4/17/2013	1,770
Japanese Yen	27,499,000	BNP	297,795	4/17/2013	(4,178)
Japanese Yen	20,868,000	DUB	225,986	4/17/2013	(10,065)
Korean Won	231,550,000	JPM	212,507	5/24/2013	1,129
Malaysian Ringgit	7,035,175	BCLY	2,268,533	4/15/2013	(12,306)
Malaysian Ringgit	524,265	DUB	169,052	4/15/2013	(1,222)
Malaysian Ringgit	62,750	UBS	20,234	4/15/2013	234
Mexican Peso	9,441,596	BCLY	736,468	4/3/2013	(4,094)
Mexican Peso	4,367,830	DUB	340,702	4/3/2013	(575)
Mexican Peso	7,887,151	HSBC	615,218	4/3/2013	1,854
Mexican Peso	273,692	JPM	21,349	4/3/2013	741
Mexican Peso	2,031,236	UBS	158,441	4/3/2013	4,540
Peruvian Sol	335,902	DUB	130,002	4/26/2013	285
Philippine Peso	4,036,000	JPM	99,224	3/25/2013	(776)
Philippine Peso	23,906,700	UBS	587,742	3/25/2013	8,396
Polish Zloty	3,348,269	DUB	1,048,737	5/13/2013	(38,849)

Notes to Financial Statements (unaudited)
(continued)
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Romanian New Leu	432,166	BOA	$ 128,543	5/13/2013	$ (3,263)
Russian Ruble	8,621,135	BCLY	278,735	4/30/2013	(4,009)
Russian Ruble	704,283	DUB	22,770	4/30/2013	(230)
Russian Ruble	584,013	HSBC	18,882	4/30/2013	(118)
Russian Ruble	114,715,106	JPM	3,708,923	4/30/2013	(25,145)
Singapore Dollar	371,265	JPM	300,089	4/15/2013	(3,651)
South African Rand	716,592	BCLY	79,271	4/22/2013	(729)
South African Rand	351,376	HSBC	38,864	4/23/2013	(236)
South African Rand	160,776	BCLY	17,767	4/29/2013	267
South African Rand	160,382	HSBC	17,724	4/29/2013	224
South African Rand	2,078,094	BCLY	229,618	4/30/2013	(382)
South African Rand	900,000	DUB	99,445	4/30/2013	(267)
South African Rand	4,040,000	HSBC	446,397	4/30/2013	(3,522)
Swiss Franc	439,000	BCLY	470,549	5/15/2013	(8,204)
Thai Baht	4,059,305	DUB	136,026	4/17/2013	2,026
Thai Baht	76,320,108	JPM	2,557,460	4/17/2013	71,835
Thai Baht	6,874,000	UBS	230,346	4/17/2013	345
Turkish Lira	115,634	DUB	64,282	3/4/2013	22
Turkish Lira	145,000	HSBC	80,607	3/4/2013	52
Turkish Lira	249,263	DUB	137,575	4/30/2013	(1,425)
Turkish Lira	227,657	HSBC	125,650	4/30/2013	(1,350)
Turkish Lira	6,130,686	JPM	3,383,704	4/30/2013	(11,293)
Yuan Renminbi	3,000,000	DUB	477,966	8/5/2013	(961)
Yuan Renminbi	13,275,122	UBS	2,115,018	8/5/2013	9,779
Yuan Renminbi	14,100,000	JPM	2,184,387	9/8/2015	(112,030)
					(1,324,302)

Contracts to Sell:
Australian Dollar	8,539,000	DUB	8,739,296	3/14/2013	145,653
Brazilian Real	149,702	BCLY	75,441	4/2/2013	(441)
Brazilian Real	59,340	DUB	29,904	4/2/2013	96
Brazilian Real	1,061,905	HSBC	535,142	4/2/2013	(17,879)
Brazilian Real	257,617	UBS	129,825	4/2/2013	(5,234)
Canadian Dollar	10,525,000	RBC	10,231,847	3/21/2013	426,381
Chilean Peso	4,808,000	JPM	10,228	6/5/2013	(228)
Colombian Peso	3,559,000	BCLY	1,951	4/26/2013	49
Colombian Peso	179,800,000	DUB	98,568	4/26/2013	1,432
Colombian Peso	248,920,000	JPM	136,460	4/26/2013	3,540
Colombian Peso	14,236,000	UBS	7,804	4/26/2013	196
Euro	48,670,000	BCLY	63,653,033	3/4/2013	2,330,152
Euro	802,000	JPM	1,048,895	3/4/2013	27,453
Euro	400,000	RBS	523,140	3/4/2013	15,094
Euro	48,655,000	UBS	63,633,415	3/4/2013	1,780,556
Euro	1,346,000	BCLY	1,760,538	3/18/2013	3,407
Euro	102,000	UBS	133,414	3/18/2013	2,143
Euro	45,719,000	DUB	59,806,240	4/2/2013	(2,634)
Euro	45,817,000	GSC	59,934,437	4/2/2013	950,629

Notes to Financial Statements (unaudited)
(continued)
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Indian Rupee	1,670,700	JPM	$ 30,436	4/15/2013	$ (436)
Indonesian Rupiah	3,864,900,000	JPM	397,857	4/15/2013	(9,698)
Japanese Yen	22,699,000	BCLY	245,765	3/21/2013	(2,279)
Japanese Yen	1,180,000,000	BOA	12,776,383	3/25/2013	1,388,518
Japanese Yen	1,190,000,000	JPM	12,886,676	4/15/2013	629,907
Japanese Yen	9,323,000	DUB	100,962	4/17/2013	4,325
Japanese Yen	9,266,000	HSBC	100,344	4/17/2013	3,984
Japanese Yen	3,017,621,000	UBS	32,678,744	4/17/2013	1,169,682
Malaysian Ringgit	1,645,970	DUB	530,753	4/15/2013	7,724
Malaysian Ringgit	1,184,430	HSBC	381,926	4/15/2013	8,074
Malaysian Ringgit	475,170	DUB	152,349	7/11/2013	2,379
Mexican Peso	5,093,204	BCLY	397,283	4/3/2013	2,717
Mexican Peso	2,891,072	BNP	225,511	4/3/2013	(4,665)
Mexican Peso	2,522,521	JPM	196,763	4/3/2013	(3,755)
Mexican Peso	3,701,157	BOA	288,672	4/4/2013	(1,727)
Mexican Peso	296,253	JPM	23,106	4/4/2013	(140)
New Taiwan Dollar	89,340	DUB	3,012	4/15/2013	(12)
Norwegian Krone	13,567,000	HSBC	2,363,342	5/15/2013	91,480
Peruvian Sol	51,473	BCLY	19,922	4/26/2013	78
Peruvian Sol	23,310	DUB	9,021	4/26/2013	(22)
Peruvian Sol	277,060	HSBC	107,229	4/26/2013	771
Peruvian Sol	222,700	UBS	86,190	4/26/2013	(1,190)
Philippine Peso	6,945,540	BCLY	170,755	3/25/2013	245
Philippine Peso	7,724,200	HSBC	189,898	3/25/2013	102
Philippine Peso	1,629,200	JPM	40,054	3/25/2013	(54)
Polish Zloty	151,631	DUB	47,494	5/13/2013	306
Polish Zloty	387,496	HSBC	121,371	5/13/2013	829
Pound Sterling	8,590	DUB	13,046	3/6/2013	(46)
Pound Sterling	26,510,000	DUB	40,258,713	3/12/2013	2,380,502
Pound Sterling	140,000	HSBC	212,607	3/12/2013	8,561
Pound Sterling	1,994,000	JPM	3,028,135	3/12/2013	129,556
Pound Sterling	1,227,000	RBS	1,863,351	3/12/2013	61,135
Pound Sterling	3,215,000	UBS	4,882,375	3/12/2013	330,865
Pound Sterling	145,000	BCLY	220,189	3/21/2013	6,552
Russian Ruble	11,221,076	DUB	362,795	4/30/2013	5,975
Singapore Dollar	3,728	DUB	3,013	4/15/2013	(13)
South African Rand	716,592	JPM	79,271	4/22/2013	729
South African Rand	351,384	UBS	38,865	4/23/2013	235
South African Rand	160,382	BCLY	17,724	4/29/2013	(224)
South African Rand	160,776	UBS	17,767	4/29/2013	(267)
South African Rand	271,410	BCLY	29,989	4/30/2013	11
South African Rand	4,791,749	DUB	529,462	4/30/2013	9,771
South African Rand	22,553,167	HSBC	2,491,998	4/30/2013	95,898
South African Rand	1,764,500	JPM	194,967	4/30/2013	5,033
South African Rand	941,580	UBS	104,039	4/30/2013	2,549
Swiss Franc	142,000	BCLY	152,205	5/15/2013	2,654
Thai Baht	7,906,600	JPM	264,947	4/17/2013	(4,947)

Notes to Financial Statements (unaudited)
(continued)
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Turkish Lira	289,855	BNP	$ 159,979	4/30/2013	$ (237)
Turkish Lira	346,009	DUB	190,972	4/30/2013	(164)
Turkish Lira	731,345	HSBC	403,651	4/30/2013	5,335
Yuan Renminbi	3,000,000	DUB	477,966	8/5/2013	(11,076)
Yuan Renminbi	10,260,000	UBS	1,634,643	8/5/2013	(37,756)
Yuan Renminbi	14,100,000	JPM	2,184,387	9/8/2015	(52,384)
					11,885,755
Net Unrealized Gain on Open Forward Foreign Currency Contracts					$ 10,561,453
At February 28, 2013, Core Fixed Income Investments held the following OTC interest rate swap contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Market Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.750%	3/15/2018	DUB	AUD 4,700,000	$ 71,887	$ 6,898	$ 64,989
Pay	6-Month Australian Bank Bill, AAA	3.750%	3/15/2018	GSC	AUD 2,500,000	38,238	5,419	32,819
Pay	6-Month Australian Bank Bill, AAA	4.000%	3/15/2023	GSC	AUD 2,500,000	4,763	(4,314)	9,077
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD 1,500,000	152,187	(7,490)	159,677
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD 1,000,000	101,458	(4,460)	105,918
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	BCLY	BRL 13,300,000	(33,027)	(770)	(32,257)
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	BOA	BRL 3,500,000	14,308	21,391	(7,083)
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	DUB	BRL 7,200,000	(32,737)	(15,116)	(17,621)
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	GSC	BRL 18,800,000	58,881	(31,448)	90,329
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	HSBC	BRL 24,300,000	24,158	4,930	19,228
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	JPM	BRL 1,800,000	(3,635)	649	(4,284)
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	UBS	BRL 9,200,000	181,695	7,136	174,559
Pay	BRL-CDI-Compounded	0.000%	1/2/2017	BNP	BRL 200,000	(762)	—	(762)
Pay	BRL-CDI-Compounded	0.000%	1/2/2017	BOA	BRL 600,000	1,456	3,973	(2,517)
Pay	Mexico Interbank TIIE, A-	7.500%	6/2/2021	UBS	MXN 43,300,000	485,200	135,497	349,703
Receive	3-Month USD-LIBOR, AA+	2.750%	2/17/2042	BCLY	USD 1,545,000	57,678	—	57,678
Receive	BRL-CDI-Compounded	0.000%	11/15/2027	BCLY	USD 595,000	13,786	—	13,786
						$1,135,534	$122,295	$1,013,239
At February 28, 2013, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	6-Month Australian Bank Bill	3.750%	3/15/2023	BCLY	AUD 2,800,000	$ (31,748)
Pay	6-Month EURIBOR, A+	1.750%	3/20/2023	UBS	EUR 700,000	(13,196)
Receive	6-Month EUR-LIBOR, AA-	2.000%	3/21/2017	BCLY	EUR 2,200,000	184,509
Pay	3-Month USD-LIBOR	2.000%	6/19/2023	UBS	USD 4,900,000	(45,963)
Pay	3-Month USD-LIBOR	2.750%	6/19/2043	UBS	USD 2,300,000	(21,518)
						$ 72,084
At February 28, 2013, Core Fixed Income Investments held the following OTC credit default swap contracts:

Notes to Financial Statements (unaudited)
(continued)
OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at February 28, 2013 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Embarq Corp., BB	(1.425%)	3/20/2014	DUB	0.049%	USD 600,000	$ (7,661)	$ —	$ (7,661)
Embarq Corp., BB	(1.300%)	3/20/2014	DUB	0.049%	USD 200,000	(2,239)	1,445	(3,684)
Embarq Corp., BB	(1.270%)	3/20/2014	DUB	0.049%	USD 600,000	(6,490)	—	(6,490)
Embarq Corp., BB	(1.250%)	3/20/2014	DUB	0.049%	USD 1,200,000	(12,677)	—	(12,677)
Foster's Finance Corp., BBB+	(2.140%)	12/20/2014	BCLY	0.017%	USD 2,400,000	(96,392)	—	(96,392)
Goodrich Corp., A	(0.510%)	9/20/2016	DUB	0.010%	USD 300,000	(4,741)	—	(4,741)
HSBC Finance Corp., A	(0.165%)	12/20/2013	BNP	0.010%	USD 300,000	(260)	—	(260)
Race Point CLO, BB	(4.030%)	4/15/2020	BOA	0.012%	USD 1,100,000	76,087	8,250	67,837
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	0.010%	USD 800,000	148,316	2,800	145,516
Saratoga CLO I Ltd., BB+	(1.880%)	12/15/2019	BOA	0.008%	USD 1,000,000	93,554	7,500	86,054
						$187,497	$ 19,995	$167,502
OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at February 28, 2013 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial Inc., B+	3.570%	9/20/2017	BOA	0.214%	USD 2,800,000	$ 189,578	$ —	$ 189,578
						$189,578	$ —	$189,578
At February 28, 2013, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:
Centrally Cleared - Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Unrealized Appreciation (Depreciation)
Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	BCLY	USD 4,992,000	$ (466,826)
Dow Jones CDX HY15 5 Year Index, B-	(5.000%)	12/20/2015	BCLY	USD 3,840,000	(474,963)
Dow Jones CDX IG10 10 Year Index, Baa+	(1.500%)	6/20/2018	CSFB	USD 1,161,600	(33,132)
Dow Jones CDX IG12 5 Year Index, Baa+	(1.000%)	6/20/2014	BCLY	USD 3,600,960	(36,470)
Dow Jones CDX IG9 10 Year Index, Baa+	(0.800%)	12/20/2017	BCLY	USD 4,743,200	(152,068)
					$(1,163,459)
At February 28, 2013, International Fixed Income Investments held the following OTC interest rate swap contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	NotionalAmount	Market Value	Upfront Market Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.500%	3/15/2018	BOA	AUD 10,700,000	$ 38,067	$ (42,646)	$ 80,713
Pay	6-Month Australian Bank Bill, AAA	3.750%	3/15/2018	DUB	AUD 6,100,000	93,300	(2,667)	95,967
Pay	6-Month Australian Bank Bill, AAA	4.000%	3/15/2023	GSC	AUD 2,700,000	5,145	(18,066)	23,211
Pay	6-Month Australian Bank Bill, AAA	4.000%	3/15/2023	JPM	AUD 5,600,000	10,670	9,075	1,595

Notes to Financial Statements (unaudited)
(continued)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	NotionalAmount	Market Value	Upfront Market Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	4.250%	3/15/2023	BOA	AUD 3,100,000	$ 71,889	$ 11,847	$ 60,042
Pay	6-Month Australian Bank Bill, AAA	4.250%	3/15/2023	DUB	AUD 6,200,000	143,777	64,795	78,982
Pay	BRL-CDI-Compounded	0.000%	1/2/2015	HSBC	BRL 8,000,000	64,724	30,881	33,843
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY 870,000,000	360,791	126,714	234,077
Pay	IBMEXID	5.250%	9/6/2019	DUB	MXN 1,600,000	369	(455)	824
Pay	IBMEXID	5.250%	9/6/2019	JPM	MXN 1,900,000	438	(1,748)	2,186
Pay	IBMEXID	5.250%	9/6/2019	UBS	MXN 600,000	138	(558)	696
Pay	IBMEXID	6.000%	9/2/2022	HSBC	MXN 21,800,000	62,545	(1,012)	63,557
						$851,853	$176,160	$675,693
At February 28, 2013, International Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at February 28, 2013 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American General Finance Corp., CCC,	(1.830%)	12/20/2017	RBS	0.052%	USD 1,000,000	$133,316	$ —	$133,316
First Energy, BBB-,	(0.940%)	6/20/2017	RBS	0.013%	USD 1,000,000	13,849	—	13,849
Limited Brands Inc., BB-,	(3.550%)	9/20/2017	GSC	0.019%	USD 500,000	(39,833)	—	(39,833)
Macy's Retail Holdings Inc., Baa,	(1.000%)	3/20/2018	BCLY	0.011%	USD 1,500,000	4,760	10,932	(6,172)
Macy's Retail Holdings Inc., BBB,	(5.000%)	9/20/2014	BNP	0.003%	USD 650,000	(54,603)	(67,377)	12,774
Marsh & McLennan Cos., Inc., BBB,	(0.670%)	9/20/2014	DUB	0.001%	USD 1,000,000	(9,799)	—	(9,799)
Pearson Dollar Finance PLC, BBB+,	(1.000%)	6/20/2014	BNP	0.003%	USD 1,000,000	(11,539)	(13,718)	2,179
Starwood Hotels & Resorts World, BBB,	(1.490%)	6/20/2018	BOA	0.012%	USD 1,000,000	(17,551)	—	(17,551)
Tate & Lyle International Finance PLC, BBB,	(0.510%)	12/20/2014	DUB	0.003%	USD 100,000	(484)	—	(484)
UST Inc., Baa,	(0.720%)	3/20/2018	GSC	0.003%	USD 500,000	(11,379)	—	(11,379)
						$ 6,737	$ (70,163)	$ 76,900
At February 28, 2013, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	6-Month Australian Bank Bill	3.500%	3/15/2023	BCLY	GBP 700,000	$ (8,483)
Receive	6-Month GBP-LIBOR	2.000%	3/20/2023	BCLY	GBP 3,500,000	31,613
Pay	6-Month GBP-LIBOR	3.000%	3/20/2043	BCLY	USD 1,700,000	(461)
Receive	6-Month JPY-LIBOR	1.000%	9/18/2023	BCLY	USD 360,000,000	30,401
Receive	6-Month JPY-LIBOR	1.500%	12/20/2022	BCLY	USD 1,620,000,000	247,210
Pay	6-Month JPY-LIBOR	1.750%	3/21/2043	BCLY	USD 350,000,000	(198,010)
Pay	3-Month USD-LIBOR	0.750%	6/19/2017	BCLY	USD 1,600,000	(8,800)
Pay	3-Month USD-LIBOR	1.500%	6/19/2020	BCLY	USD 1,600,000	4,014
Pay	3-Month USD-LIBOR	2.000%	6/19/2023	UBS	USD 5,200,000	(48,777)
						$ 48,707

Notes to Financial Statements (unaudited)
(continued)
OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at February 28, 2013(3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	0.003%	USD 800,000	$ 12,400	$ (20,483)	$ 32,883
Italy Government International Baa+,	1.000%	3/20/2018	HSBC	0.027%	USD 4,000,000	(312,805)	(307,142)	(5,663)
Italy Government International Baa+	1.000%	3/20/2018	BNP	0.027%	USD 5,700,000	(445,747)	(358,205)	(87,542)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2015	DUB	0.003%	USD 1,500,000	25,171	11,496	13,675
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	GSC	0.005%	USD 4,300,000	79,584	(46,371)	125,955
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	BCLY	0.005%	USD 200,000	3,702	2,676	1,026
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	RBS	0.005%	USD 6,600,000	122,154	15,542	106,612
Lloyds TSB Bank PLC, A	1.000%	6/20/2013	DUB	0.001%	USD 600,000	3,775	(9,100)	12,875
Republic of Korea, A+	1.000%	9/20/2017	UBS	0.006%	USD 2,000,000	40,737	(4,822)	45,559
Spain Government Bond, BBB-	1.000%	9/20/2017	BNP	0.026%	EUR 100,000	(6,381)	(10,592)	4,211
Spain Government Bond, BBB-	1.000%	12/20/2017	BOA	0.026%	USD 200,000	(13,744)	(20,420)	6,676
Spain Government Bond, BBB-	1.000%	12/20/2017	DUB	0.026%	EUR 100,000	(6,872)	(10,741)	3,869
Spain Government Bond, BBB-	1.000%	12/20/2017	BNP	0.026%	EUR 100,000	(6,872)	(8,026)	1,154
U.S. Treasury Notes, AA+	0.250%	6/20/2016	BNP	0.003%	EUR 700,000	(1,829)	(7,057)	5,228
						$(506,727)	$(773,245)	$266,518

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Counterparty Abbreviations:
BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank S.A.
BOA	Bank of America
CSFB	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
Counterparty Abbreviations:
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank PLC
SOG	Société Générale S.A.
SSB	State Street Corp.

Notes to Financial Statements (unaudited)
(continued)
Counterparty Abbreviations:
UBS	UBS Securities LLC
Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
At February 28, 2013, Core Fixed Income Investments and International Fixed Income Investments had total unrealized appreciation of $278,944 and $1,067,818, respectively, from swap contracts.
At February 28, 2013, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the net amount of $1,735,000 and $11,590,000, respectively, for the open swaps contracts. Core Fixed Income Investments also had collateral held by brokers in the net amount of $200,000 for open repurchase agreements. These amounts are disclosed within “Deposits from counterparty” within the Statement of Assets and Liabilities for the respective Funds.
4. Shares of Beneficial Interest
At February 28, 2013, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2013, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund were as follows:
	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Large Capitalization Growth Investments
Shares sold	5,320,450	5,180,984
Shares issued on reinvestment	340,287	574,007
Shares repurchased	(9,249,401)	(32,258,133)
Net (Decrease)	(3,588,664)	(26,503,142)
Large Capitalization Value Equity Investments
Shares sold	4,651,413	5,705,534
Shares issued on reinvestment	2,503,265	2,851,287
Shares repurchased	(11,923,675)	(35,541,226)
Net (Decrease)	(4,768,997)	(26,984,405)
Small Capitalization Growth Investments
Shares sold	357,982	1,257,944
Shares repurchased	(1,934,716)	(4,443,637)
Net (Decrease)	(1,576,734)	(3,185,693)
Small Capitalization Value Equity Investments
Shares sold	272,721	1,295,454
Shares issued on reinvestment	1,461,654	160,653
Shares repurchased	(2,407,715)	(6,302,842)
Net (Decrease)	(673,340)	(4,846,735)
International Equity Investments
Shares sold	11,725,449	15,658,185

Notes to Financial Statements (unaudited)
(continued)
	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Shares issued on reinvestment	704,164	722,465
Shares repurchased	(5,632,051)	(24,944,029)
Net Increase (Decrease)	6,797,562	(8,563,379)
Emerging Markets Equity Investments
Shares sold	1,329,507	5,237,523
Shares issued on reinvestment	851,922	1,274,080
Shares repurchased	(8,595,700)	(11,510,055)
Net (Decrease)	(6,414,271)	(4,998,452)
Core Fixed Income Investments
Shares sold	3,307,112	37,472,242
Shares issued on reinvestment	6,102,766	5,596,967
Shares repurchased	(17,123,228)	(52,327,337)
Net (Decrease)	(7,713,350)	(9,258,128)
High Yield Investments
Shares sold	3,058,523	38,796,919
Shares issued on reinvestment	1,950,422	3,025,307
Shares repurchased	(12,953,090)	(26,136,959)
Net Increase (Decrease)	(7,944,145)	15,685,267
International Fixed Income Investments
Shares sold	3,658,917	27,945,492
Shares issued on reinvestment	2,978,377	160,537
Shares repurchased	(3,932,651)	(6,208,191)
Net Increase	2,704,643	21,897,838
Municipal Bond Investments
Shares sold	757,122	3,437,485
Shares issued on reinvestment	124,778	297,345
Shares repurchased	(1,502,100)	(3,981,895)
Net (Decrease)	(620,200)	(247,065)
Money Market Investments
Shares sold	63,554,459	293,627,375
Shares issued on reinvestment	4,395	58,949
Shares repurchased	(78,126,106)	(174,430,607)
Net Increase (Decrease)	(14,567,252)	119,255,717
5. Dividends and Tax Components of Capital Subsequent to February 28, 2013
Subsequent to February 28, 2013, the Funds made the following distributions:
Record Date Payable Date	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	Money Market Investments
3/27/13 - 3/28/13	$0.015473	$0.033207	$0.212680	$0.0000008

Notes to Financial Statements (unaudited)
(continued)
6. Capital Loss Carry Forward
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.
As of August 31, 2012, the Funds had the following net capital loss carryforwards remaining:
Year of Expiration	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments	Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments
8/31/2012	$ —	$ —	$ —	$ —	$ —	$ —
8/31/2013	—	—	—	—	—	—
8/31/2014	—	—	—	—	—	—
8/31/2015	—	—	—	—	—	—
8/31/2016	—	—	—	—	—	—
8/31/2017	—	29,079,706	1,565,236	—	4,446,685	—
8/31/2018	137,036,845	450,865,398	15,328,571	—	317,009,031	35,702,208
8/31/2019	—	—	—	—	—	—
Non-expiring:
Short Term	—	—	—	—	10,130,043	9,698,497
Long Term	—	—	—	—	—	—
	$ 137,036,845	$479,945,104	$16,893,807	$ —	$331,585,759	$45,400,705
Year of Expiration	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments
8/31/2012	$ —	$ —	$ —	$ —	$ —
8/31/2013	—	—	—	—	—
8/31/2014	—	1,114,740	—	—	—
8/31/2015	—	—	—	—	—
8/31/2016	—	—	—	—	—
8/31/2017	—	10,731,217	6,343,658	—	—
8/31/2018	—	5,672,191	5,257,191	101,811	—
8/31/2019	—	—	—	1,174	—
Non-expiring:
Short Term	—	3,565,622	—	—	—
Long Term	—	—	—	—	—
	$ —	$21,083,770	$11,600,849	$ 102,985	$ —
These amounts will be available to offset any future taxable capital gains.
7. Recent Accounting Pronouncements
In December 2011, Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Codification (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

Notes to Financial Statements (unaudited)
(continued)
8. Subsequent Events
Cullen Capital Management, LLC is no longer a sub-adviser to Large Capitalization Value Equity Investments, and Newgate Capital Management LLC and SSgA Funds Management, Inc. are no longer sub-advisers to Emerging Markets Equity Investments. In addition, Vontobel Asset Management, Inc. will begin to act as a sub-adviser to Emerging Markets Equity Investments on or about April 24, 2013.

Additional Information
(unaudited)
Trustees and Officers of the Trust
Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian, transfer agent and administrator. The day-to-day operations of the Funds are delegated to the Funds’ Manager, Consulting Group Advisory Services LLC (“CGAS”), a business of Morgan Smith Barney Holdings LLC.
The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), is indicated by a double asterisk.
Name, Address and Birth Year	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES
John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (49 funds, 2007-present); Trustee, UBS Funds (52 funds, 2009-present); and Nicholas Applegate Funds (12 portfolios) (2005-2010)
Adela Cepeda c/o Morgan Stanley Wealth Management (“MSWM”) 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Trustee, Mercer Funds (7 funds, 2005-present); Trustee, UBS Funds (53 funds, 2004-present); Director, Fort Dearborn Income Securities (2000-present); Director, BMO Financial Group (2012-present); Director, Amalgamated Bank of Chicago (2003-2012); and Director, Municipal Securities Rulemaking Board (2010-2012)

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	None

Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	11	Director, ICMA Retirement Corp. (2005-2012); Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Rehabilitation Institute of Chicago (2000-present); and Director, Urban Gateways (1995-present)

Additional Information
(unaudited) (continued)
Name, Address and Birth Year	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Mark J. Reed 101 S. Hanley Road., Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-present)	11	None
INTERESTED TRUSTEE
James J. Tracy** MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Trustee Chief Executive Officer and President	Since 2013 Since 2013 and previously held from 2007 – 2010	Managing Director, Director of Consulting Group Wealth Advisory Solutions, MSWM (2012-Present); Managing Director, Director of National Sales and Business Development, MSWM (2011-2012); Managing Director and Chief Operating Officer of Distribution and Development for Global Wealth Management, MSWM (2010-2011); Managing Director, Director of Consulting Group (2009-2010); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of Smith Barney’s Investment Advisory Services (“IAS”) (2008-2009)	N/A	N/A
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served***	Principal Occupation(s) During Past Five Years
OFFICERS
Marc Gordon MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer (“CFO”) and Treasurer	Since 2010	Managing Director and CFO, Investment Products and Services, MSWM (2012-present); and Executive Director and CFO, Investment Strategy and Client Solutions and Capital Markets Groups, MSWM (2009-2012) and Morgan Stanley & Co. (“MS & Co.”) (2006-2009)
Paul F. Gallagher MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, MSWM (2011-present); Executive Director and Associate General Counsel, MSWM (2009-2011); and Director and Associate General Counsel, CGM (2006-2009)

Additional Information
(unaudited) (continued)
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served***	Principal Occupation(s) During Past Five Years
Steven Hartstein MSWM 485 Lexington Ave, 11thFloor New York, NY 10017 Birth Year: 1963	Chief Compliance Officer	Since 2006	Executive Director, MSWM (2009-present); and Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009)
Donna Marley MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011	Executive Director, MSWM (2009-present); Director of Consulting Group Product Governance, MSWM (2011-present); Director, Consulting Group Risk Management, MSWM (2009-2011); and Vice President, Consulting Group Risk Management, CGM (2005-2009)
Charles P. Graves, III MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1962	Chief Administrative Officer	Since 2011	Executive Director, Director of Third Party Programs, Consulting Group, MSWM (2011-present); and Director, Senior Portfolio Manager, Private Portfolio Group, MSWM (2009-2011) and CGM (2005-2009)
Glenn Regan, CFA® MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1965	Investment Officer	Since 2012	Managing Director, Director of Discretionary Investment Solutions, MSWM (2012–present); Head of Global Investment Solutions (2010– 2012); and Director, Investment Advisor Research (1996–2011)
Vincenzo Alomia MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Executive Director, MSWM (2013-present); Vice President, Senior Portfolio Manager, PAS, MSWM (2009-2013); and Vice President and Senior Research Analyst, MS & Co. (2006-2009)
Jason B. Moore MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011	Managing Director, MSWM (2012-present); Executive Director, MSWM (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, MSWM (2009-2010); and Director, CGM (1995- 2009)
Franco Piarulli MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, MSWM (2009-present); and Vice President, Senior Analyst, MS & Co. (2003- 2009)
Jay T. Shearon MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Executive Director, MSWM (2012-Present); Vice President, MSWM (2009-2012); and Vice President, CGM (2005-2009)
Jeanine Larrea MSWM 485 Lexington Avenue, 11th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and AML Compliance Officer, MSWM (2010-present); Vice President and Deputy AML Compliance Officer, MSWM (2009-2010); and Vice President, MS & Co. (2004-2009)

Additional Information
(unaudited) (continued)
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served***	Principal Occupation(s) During Past Five Years
Sean Lutz MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, MSWM (2009-present); and Vice President, CGM (2006-2009)
Suzan M. Barron BBH&Co. 50 Milk Street Boston, MA 02109 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)
Alexander Tikonoff BBH&Co. 50 Milk Street Boston, MA 02109 Birth Year: 1974	Assistant Secretary	Since 2011	Vice President and Investor Services Counsel, BBH&Co. (2006-present)

*
Each Trustee remains in office until they resign, retire or are removed.
**	Mr. Tracy is an “interested person” of the Trust as defined in the 1940 Act because of his position with MSWM.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information
(unaudited)
The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2012:
	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments
Record Date:	12/6/2011	12/6/2011	12/6/2011	12/6/2011	12/6/2011
Payable Date:	12/7/2011	12/7/2011	12/7/2011	12/7/2011	12/7/2011
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00%	100.00%	100.00%	66.46%
Dividends Qualifying for the Dividends Received Deduction for Corporations	100.00%	97.65%	100.00%	0.00%	—
Foreign Source Income	—	—	—	98.99%*	99.37%*
Foreign Tax Paid Per Share	—	—	—	$ 0.01757	$ 0.04693
	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments
Record Date:	12/6/2011	12/6/2011	Monthly	Monthly	Monthly
Payable Date:	12/7/2011	12/7/2011	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	0.00%	—	—	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	0.00%	—	—	—
Interest from Tax-Exempt Obligations	—	—	—	100.00%	—
Interest from Federal Obligations	31.85%	0.00%	1.99%	—	14.09%
Long-Term Capital Gain Dividend	$ 0.0226	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.
The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.
Please retain this information for your records.

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MORGAN STANLEY SMITH BARNEY LLC
Distributor
CONSULTING GROUP ADVISORY SERVICES LLC
Investment Adviser
This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/cgcm and (3) on the SEC’s website at www.sec.gov.
© 2013 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.
Consulting Group Capital Markets Funds
2000 Westchester Avenue
Purchase, NY 10577
TK 2120A, 2/13

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

TEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 6, 2013

Consulting Group Capital Markets Funds

By:	/s/ Marc Gordon
Marc Gordon
Chief Financial Officer
Consulting Group Capital Markets Funds

Date:	May 6, 2103